UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7527

                                  Turner Funds
               (Exact name of registrant as specified in charter)
                                    --------


                         1205 Westlakes Drive Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-224-6312

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

Item 1.    Reports to Stockholders.



[LOGO OMITTED]                                                    ANNUAL REPORT
                                                             September 30, 2003

GROWTH FUNDS
------------

Turner Disciplined Large Cap
  Growth Fund

Turner Large Cap Growth
  Opportunities Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Turner Micro Cap Growth Fund


VALUE FUNDS
-----------

Turner Large Cap Value Fund

Turner Core Value Fund

Turner Small Cap Value Fund

Turner Small Cap Value
  Opportunities Fund


CORE FUNDS
----------

Turner Small Cap Equity Fund


SECTOR/SPECIALTY FUNDS
----------------------

Turner Technology Fund

Turner Concentrated Growth Fund

Turner New Enterprise Fund

Turner Financial Services Fund

Turner Healthcare & Biotechnology Fund

Turner Tax Managed U.S. Equity Fund

Turner Strategic Value and High Income Fund


FIXED INCOME FUNDS
------------------

Turner Core Fixed Income Fund

Turner Total Return Fixed Income Fund

Turner High Yield Fund

Turner Ultra Short Duration Fixed Income Fund

Turner Short Duration Fixed Income Fund

--------------------------------------------------------------------------------

       CONTENTS

   1   Letter to Shareholders

   6   Total returns of Turner Funds

  14   Investment review:
       Turner Disciplined Large Cap
       Growth Fund

  15   Investment review:
       Turner Large Cap Growth
       Opportunities Fund

  16   Investment review:
       Turner Midcap Growth Fund

  17   Investment review:
       Turner Small Cap Growth Fund

  18   Investment review:
       Turner Micro Cap Growth Fund

  19   Investment review:
       Turner Large Cap Value Fund

  20   Investment review:
       Turner Core Value Fund

  21   Investment review:
       Turner Small Cap Value Fund

  22   Investment review:
       Turner Small Cap Value
       Opportunities Fund

  23   Investment review:
       Turner Small Cap Equity Fund

  24   Investment review:
       Turner Technology Fund

  25   Investment review:
       Turner Concentrated Growth Fund

  26   Investment review:
       Turner New Enterprise Fund

  27   Investment review:
       Turner Financial Services Fund

  28   Investment review:
       Turner Healthcare & Biotechnology Fund

  29   Investment review:
       Turner Tax Managed U.S. Equity Fund

  30   Investment review:
       Turner Strategic Value and High Income Fund

  31   Investment review:
       Turner Core Fixed Income Fund

  32   Investment review:
       Turner Total Return Fixed Income Fund

  33   Investment review:
       Turner High Yield Fund

  34   Investment review:
       Turner Ultra Short Duration Fixed Income Fund

  35   Investment review:
       Turner Short Duration Fixed Income Fund

  36   Financial Statements

 132   Notes to Financial Statements
 141   Report of Independent Auditors
 142   Notice to Shareholders
 143   Trustees and Officers of the Trust

TURNER FUNDS
The Turner Funds currently offer a series of twenty two no-load mutual funds to individual and institutional investors. The minimum initial investment in a Turner Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $50.

Turner Investment Management, LLC, an affiliate of Turner Investment Partners, serves as the investment adviser for the Small Cap Equity and Small Cap Value Opportunities Funds. Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the remaining Funds. Turner Investment Partners, Inc., founded in 1990, invests more than $10 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions.

Clover Capital Management, Inc., based in Pittsford, New York, serves as the investment sub-adviser to the Large Cap Value, Core Value and Small Cap Value Funds and the Core Fixed Income Fund.

SHAREHOLDER SERVICES
Turner Funds shareholders receive annual and semiannual reports, quarterly account statements and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312, visit our website, www.turnerinvestments.com. Or they may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
                                                                  September 2003

TO OUR SHAREHOLDERS

What a difference a year makes. That variation of a lyric from a Dinah Washington ballad seems an appropriate theme for this letter reporting on the performance of the stock and bond markets in the 12-month period ended September 30, 2003. The reason: it aptly summarizes the sharply differing results for the period compared with the previous 12 months.

Of course, when it comes to the capital markets, very little ever remains static. As J.P. Morgan famously pointed out at the turn of the last century, "Markets will fluctuate." But the changes in performance patterns of the stock and bond markets (and our own Turner Funds) in the past 12 months have been especially dramatic and noteworthy.

BEFORE: A BEAR MARKET GROWLED

Twelve months ago, stocks were mired in the worst bear market in modern times, en route to recording a third consecutive year of losses. Market sentiment was extremely skittish: investors were wary of stocks and skeptical that corporate earnings, the economy, and the stock market would pick up soon. As a result, for the 12-month period ended September 30, 2002, the bellwether S&P 500 Index sank 20.49%, a showing that was more than 30 percentage points below the average annual return since 1926. And all of our stock funds posted losses.

Bonds, on the other hand, benefited from the pain that the stock market was dishing out. Investors sought refuge in the relative stability and positive returns of fixed income. Falling interest rates, a reflection of a lackluster economy, boosted bond prices. As a result, for that same 12-month period, the Lehman Aggregate Bond Index gained 8.56%, a return that was more than one percentage point above its 10-year annualized average. And our own bond funds had soundly positive returns.

Now, fast-forward to the most recent 12 months, and one can only marvel at the difference.

Just about everything came up positive for the stock market in the period. The S&P 500 Index rose 24.39%, or 14 percentage points better than the long-term average. All 10 market sectors recorded gains: sector returns of the Russell 3000 Index, a broad-based index of large, mid-sized, and small stocks, ranged from technology's 54.93% to consumer staples' 3.53%. Market sentiment underwent a complete sea change; optimism about stocks now prevailed, mainly because of good news about the economy (which grew at a 3.1% annual rate in the second quarter) and corporate earnings (which exceeded the consensus expectations of Wall Street analysts). And all of our stock funds generated double-digit returns.

As stocks got hot, bonds, in contrast, cooled down considerably, especially from July onward. Interest rates rose at maturities of five to 30 years, helping to depress bond prices. The bond market seemed less of a refuge as it dawned on investors that rates would rise in anticipation of a strengthening economy, that Treasuries were richly valued, and that government bonds would come under pressure as their supply increased to finance the federal-budget deficit. In response, investors pulled money from bond funds in great dollops (a total of $23 billion in July and August alone, according to the Investment Company Institute). Overall, the Lehman Aggregate Bond Index returned 5.40%, about one-third less than it had in the previous 12 months. And our bond funds, with the notable exceptions of the Turner High Yield Fund and the Turner Total Return Fixed Income Fund, produced gains ranging from just 1% to 3%.

AFTER: A BULL MARKET BOOSTS OUR STOCK FUNDS

Yes, a year has indeed made quite a difference in the fortunes of our Funds. But just as we didn't make excuses when our stock funds were in the red 12 months ago, we will refrain from gloating now, when our stock funds' results are much improved. Making excuses or gloating is neither our style nor our inclination. Instead, we choose to simply tell you how our Funds did . . . and the reasons behind that performance. Our commitment to you has always included candor in both good times and bad, so once again this letter will tell it the way it seems to us to be, for better or worse, for our growth funds, sector/specialty funds, value funds, core funds, and bond funds.

Historically, our growth and sector/specialty funds have tended to outperform in a flat or rising stock market. That is precisely what they did in the past 12 months, as the market was generally in ascendance (stocks generated gains in eight of the 12 months). Also, the Funds were helped by a resurgence in growth stocks (the Russell 3000 Growth Index returned 26.94%, or 2.05 percentage points more than its value counterpart did). Also, I hasten to point out that our growth and sector/specialty funds did well in no small part because we remained true to our growth-investment process, which is based on the principle that

                                             TURNER FUNDS 2003 ANNUAL REPORT | 1

--------------------------------------------------------------------------------

earnings expectations drive stock prices over time. Since last October companies with good earnings prospects have been rewarded with higher stock prices. In contrast, earnings prospects didn't seem to matter much previously, in the bear market that persisted from March 2000 to September 2002; valuations were all-important then.

Our investment process led us to generally emphasize semiconductor, semiconductor-capital-equipment, brokerage, credit-card, and telecommunications-equipment stocks, which were in industries and sectors in which earnings expectations were high and which performed relatively well. Conversely, for the same reason, we avoided the major pharmaceutical and insurance stocks, which lagged.

MAJOR SECTORS, MAJOR RETURNS

In our five growth funds geared to specific market-capitalization segments, performance was enhanced by strong returns in the major sectors, which represent significant weightings in the growth indices. As you may know, these five Funds are "sector neutral" or "sector diversified," i.e., their sector weightings closely resemble those of their indices. So it's extremely difficult for those Funds to outperform if their holdings in the four major sectors -- consumer discretionary/ services, technology, health-care, and financial services -- don't do well, since those sectors have a huge impact on the total return of the indices.

Our seven sector/specialty funds also benefited from good stock selection. They generally emphasized stocks with strong prospective earnings power that beat their corresponding index sectors and the indices as a whole.

Our four value funds produced positive returns, ranging from 21.61% to 37.29%. Those gains were excellent on an absolute basis, but fell somewhat short of their benchmarks, due to subpar returns in a few key holdings early in the period.

Our core fund that invests in both growth and value stocks, the Turner Small Cap Equity Fund, reaped strong returns in both its growth and value holdings. Stocks in the consumer-discretionary/services, materials/processing, producer-durables, and financial-services sectors were particular standouts.

OUR BOND FUNDS' RESULTS DETERIORATE

The difference a year made in our bond funds' results was that they generally slipped. Those results were delivered against a backdrop of a corporate-bond rally, one of the big stories in the period. Investment-grade corporate bonds gained 11.12%, while high yield bonds (also known as junk, or non-investment-grade, bonds) soared 29.98%, as measured by the Lehman U.S.
Corporate Bond Index and the Lehman Brothers U.S. Corporate High Yield Bond Index. Corporates were attractive because of their diminished credit risk (a consequence of a stabilizing economy) and relatively attractive yields (a yield spread versus Treasuries as large as 2.70 percentage points). In terms of quality, low outperformed high by a huge margin: low-rated BBB maturities gained 15.53%, compared with high-rated AAA maturities' 4.92%. Also, yields of all but the shortest maturities increased; consequently, prices of securities in the two- to five-year segment of the maturity spectrum (which are less price-sensitive than longer-maturity securities are but offer the cushion of relatively competitive yields) held up reasonably well. (Bond prices move inversely to yields.)

In light of those developments, funds with sizable weightings in corporate bonds, low average credit quality, and short- and intermediate-term durations tended to perform best in the period. For their part, our bond funds are geared to short and intermediate durations -- which was to their advantage at a time when rates were on the rise. But with the exceptions of the Turner Core Fixed Income Fund and the Turner High Yield Fund, they weren't heavily invested in corporate securities -- which was to their disadvantage. The High Yield Fund performed with special distinction in absolute terms, returning 21.61%. In all cases, our bond funds' higher average credit quality detracted from results. (Most of our bond funds expressly emphasize high quality because it has provided a measure of protection when the market has turned ugly in the past.)

Also, our four investment-grade bond funds' ownership of mortgage-backed securities was a liability; mortgages underperformed due to escalating prepayment risk and the volatility of interest rates throughout the period. On the plus side, the Funds' results were by and large enhanced by relatively light holdings in Treasuries, which suffered a performance shortfall of 2.15 percentage points versus the bond market as a whole.

WE INVEST YOUR MONEY LIKE IT'S OURS

In closing, we want you to know that we are grateful for having had the opportunity to serve you in the topsy-turvy period just ended. Be assured that, as has been our practice from the outset, we will invest your money as if it were our own -- because in a sense, it

2 | TURNER FUNDS 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  September 2003

is; the money of our own investing teams is in our Funds as well. So we are dedicated to giving your (and our) money the importance it deserves. As we see it, our primary mission is to maximize over time the return on the money you have entrusted to us, so as to help you meet your investment goals for saving for retirement, financing your children's education, increasing your income, or maintaining your financial independence.

Whether or not the degree of difference in the capital markets' performance will be as great going forward as it has been in the past 12 months is at best a subject for informed conjecture. But what we can say with certainty is that the capital markets will remain unpredictable and fluctuate and that we will do our best to adapt to whatever differences materialize in the next 12 months and beyond. We look forward to reporting to you in future letters about how well we in fact fared in dealing with those differences.

/S/ BOB TURNER

Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER -- GROWTH EQUITIES TURNER INVESTMENT PARTNERS, ADVISER TO THE TURNER FUNDS

[PHOTO OMITTED]



BOB TURNER

                                             TURNER FUNDS 2003 ANNUAL REPORT | 3

--------------------------------------------------------------------------------


LIPPER INC. PERFORMANCE RANKINGS OF MUTUAL FUNDS WITH AT LEAST THREE YEARS OF HISTORY Periods ending September 30, 2003

                                                       ONE                        TWO                  THREE                FOUR
                                                      YEAR                       YEARS                 YEARS                YEARS
----------------------------------------------------------------------------------------------------------------------------------
MULTI CAP GROWTH FUNDS
TURNER CONCENTRATED
GROWTH FUND
Ranking versus competitors                           41/409                     134/364               273/289              163/196
Percentile ranking                                     10                         37                    94                   83
----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS
TURNER CORE
FIXED INCOME FUND
Ranking versus competitors                           389/411                    180/359               160/301              100/264
Percentile ranking                                     95                         50                    53                   38
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL-SERVICES FUNDS
TURNER FINANCIAL SERVICES FUND
Ranking versus competitors                           11/115                     18/107                 70/94                28/74
Percentile ranking                                     10                         17                    74                   38
----------------------------------------------------------------------------------------------------------------------------------
HIGH CURRENT YIELD FUNDS
TURNER HIGH YIELD FUND
Ranking versus competitors                           272/395                    334/362               308/323              268/282
Percentile ranking                                     69                         92                    95                   95
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUNDS
TURNER DISCIPLINED LARGE CAP GROWTH
Ranking versus competitors                           28/649                     160/578               376/513                --
Percentile ranking                                      4                         28                    73                   --
----------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH OPPORTUNITIES
Ranking versus competitors                           20/649                     70/578                365/513              186/383
Percentile ranking                                      3                         12                    71                   49
----------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP
GROWTH FUND
Ranking versus competitors                           34/497                     103/444               269/368              134/275
Percentile ranking                                      7                         23                    73                   49
----------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUNDS
TURNER CORE VALUE FUND
Ranking versus competitors                           163/210                    131/165               50/113               74/106
Percentile ranking                                     78                         79                    44                   70
----------------------------------------------------------------------------------------------------------------------------------



                                                         FIVE                 SEVEN                    10
                                                         YEARS                YEARS                   YEARS
-----------------------------------------------------------------------------------------------------------
MULTI CAP GROWTH FUNDS
TURNER CONCENTRATED
GROWTH FUND
Ranking versus competitors                                --                   --                      --
Percentile ranking                                        --                   --                      --
-----------------------------------------------------------------------------------------------------------
INTERMEDIATE INVESTMENT
GRADE DEBT FUNDS
TURNER CORE
FIXED INCOME FUND
Ranking versus competitors                              107/222              53/155                   21/93
Percentile ranking                                        48                   34                      23
-----------------------------------------------------------------------------------------------------------
FINANCIAL-SERVICES FUNDS
TURNER FINANCIAL SERVICES FUND
Ranking versus competitors                               14/55                7/24                     --
Percentile ranking                                        25                   29                      --
-----------------------------------------------------------------------------------------------------------
HIGH CURRENT YIELD FUNDS
TURNER HIGH YIELD FUND
Ranking versus competitors                              218/238                --                      --
Percentile ranking                                        92                   --                      --
-----------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUNDS
TURNER DISCIPLINED LARGE CAP GROWTH
Ranking versus competitors                                --                   --                      --
Percentile ranking                                        --                   --                      --
-----------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH OPPORTUNITIES
Ranking versus competitors                              102/335                --                      --
Percentile ranking                                        30                   --                      --
-----------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUNDS
TURNER MIDCAP
GROWTH FUND
Ranking versus competitors                              17/233                 --                      --
Percentile ranking                                         7                   --                      --
-----------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUNDS
TURNER CORE VALUE FUND
Ranking versus competitors                               71/91                43/58                   16/30
Percentile ranking                                        78                   74                      53
-----------------------------------------------------------------------------------------------------------





4 | TURNER FUNDS 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  September 2003

                                                     ONE                        TWO                  THREE                FOUR
                                                    YEAR                       YEARS                 YEARS                YEARS
----------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP VALUE FUNDS
TURNER LARGE CAP VALUE FUND
Ranking versus competitors                         248/458                    330/409               275/314              189/261
Percentile ranking                                   54                         81                    88                   72
----------------------------------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUNDS
TURNER TECHNOLOGY FUND
Ranking versus competitors                         60/341                     99/317                235/266              67/122
Percentile ranking                                   18                         31                    88                   55
----------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND
Ranking versus competitors                         18/341                     13/317                115/266                --
Percentile ranking                                    5                          4                    43                   --
----------------------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE
U.S. GOVERNMENT FUNDS
TURNER SHORT DURATION
FIXED INCOME FUND
Ranking versus competitors                          48/76                      68/75                 72/75                63/70
Percentile ranking                                   63                         91                    96                   90
----------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP GROWTH FUND
Ranking versus competitors                         293/465                    56/419                23/361                3/289
Percentile ranking                                   63                         13                     6                    1
----------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Ranking versus competitors                         42/465                     103/419               231/361              165/289
Percentile ranking                                    9                         25                    64                   57
----------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUNDS
TURNER SMALL CAP VALUE FUND
Ranking versus competitors                         125/212                    184/189               103/153              37/130
Percentile ranking                                   59                         97                    67                   28
----------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT
OBLIGATIONS FUNDS
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND
Ranking versus competitors                          41/53                      25/42                 25/39                14/30
Percentile ranking                                   77                         60                    64                   47
----------------------------------------------------------------------------------------------------------------------------------
Source: Lipper Inc.


                                                        FIVE                 SEVEN                    10
                                                        YEARS                YEARS                   YEARS
----------------------------------------------------------------------------------------------------------
MULTI-CAP VALUE FUNDS
TURNER LARGE CAP VALUE FUND
Ranking versus competitors                             116/222                --                      --
Percentile ranking                                       52                   --                      --
----------------------------------------------------------------------------------------------------------
SCIENCE AND TECHNOLOGY FUNDS
TURNER TECHNOLOGY FUND
Ranking versus competitors                               --                   --                      --
Percentile ranking                                       --                   --                      --
----------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE
Ranking versus competitors                               --                   --                      --
Percentile ranking                                       --                   --                      --
----------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE
U.S. GOVERNMENT FUNDS
TURNER SHORT DURATION
FIXED INCOME FUND
Ranking versus competitors                              46/67                44/60                    --
Percentile ranking                                       69                   73                      --
----------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH FUNDS
TURNER MICRO CAP GROWTH FUND
Ranking versus competitors                              1/250                 --                      --
Percentile ranking                                        1                   --                      --
----------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND
Ranking versus competitors                             87/250               57/148                    --
Percentile ranking                                       35                   39                      --
----------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUNDS
TURNER SMALL CAP VALUE FUND
Ranking versus competitors                             26/109                7/56                     --
Percentile ranking                                       24                   13                      --
----------------------------------------------------------------------------------------------------------
ULTRA-SHORT
OBLIGATIONS FUNDS
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND
Ranking versus competitors                              9/28                 10/21                    --
Percentile ranking                                       32                   48                      --
----------------------------------------------------------------------------------------------------------
Source: Lipper Inc.


                                             TURNER FUNDS 2003 ANNUAL REPORT | 5

PERFORMANCE
-------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS
Through September 30, 2003

                                                                             Year
                                                         Three                to                 One                  Three
Fund Name/Index                                          Month               Date                Year                 Years

GROWTH
-------------------------------------------------------------------------------------------------------------------------------
TURNER DISCIPLINED LARGE CAP
GROWTH FUND                                             5.48                  24.19               32.01               (22.20)
Russell Top 200 Growth Index                            3.12                  15.15               22.82               (19.51)
S&P 500 Index                                           2.64                  14.72               24.39               (10.13)
INCEPTION DATE: 6/14/00
-------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                                      9.61                  35.12               41.88               (21.68)
Russell Top 200 Growth Index                            3.12                  15.15               22.82               (19.51)
S&P 500 Index                                           2.64                  14.72               24.39               (10.13)
INCEPTION DATE: 1/31/97
-------------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES(1)                                      10.02                  32.83               41.80               (22.78)
Russell Midcap Growth Index                             7.16                  27.24               38.89               (17.28)
INCEPTION DATE: 10/1/96
-------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)                        13.39                  40.48               49.60               (15.40)
Russell 2000 Growth Index                              10.47                  31.82               41.72               (12.67)
INCEPTION DATE: 2/7/94
-------------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)                        11.90                  29.43               29.15                 0.95
Russell 2000 Growth Index                              10.47                  31.82               41.72               (12.67)
INCEPTION DATE: 2/27/98
-------------------------------------------------------------------------------------------------------------------------------



                                                                                          (Annualized)               Total
                                                    Five             Ten                      Since                  Assets
Fund Name/Index                                    Years            Years                   inception                ($mil)

GROWTH
----------------------------------------------------------------------------------------------------------------------------
TURNER DISCIPLINED LARGE CAP
GROWTH FUND                                         N/A              N/A                     (20.89)                  $79.42
Russell Top 200 Growth Index                        n/a              n/a                     (19.08)
S&P 500 Index                                       n/a              n/a                      (9.81)
INCEPTION DATE: 6/14/00
----------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND                                 0.25              N/A                       5.82                    $3.55
Russell Top 200 Growth Index                       (3.93)            n/a                       2.24
S&P 500 Index                                      1.00              n/a                       5.16
INCEPTION DATE: 1/31/97
----------------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND --
CLASS I SHARES(1)                                  10.84             N/A                      13.56                  $773.79
Russell Midcap Growth Index                        4.49              n/a                       5.66
INCEPTION DATE: 10/1/96
----------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)                    8.50              N/A                      14.15                  $192.79
Russell 2000 Growth Index                          2.75              n/a                       4.05
INCEPTION DATE: 2/7/94
----------------------------------------------------------------------------------------------------------------------------
TURNER MICRO CAP GROWTH FUND(1)                    38.14             N/A                      33.24                  $253.84
Russell 2000 Growth Index                          2.75              n/a                      (2.40)
INCEPTION DATE: 2/27/98
----------------------------------------------------------------------------------------------------------------------------



                                                                           Year
                                                       Three                to                   One                  Three
Fund Name/Index                                        Month               Date                  Year                 Years

VALUE
---------------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND                             4.41                  14.95               22.72               (5.89)
Russell 1000 Value Index                                2.06                  13.87               24.37               (2.01)
INCEPTION DATE: 10/31/97
---------------------------------------------------------------------------------------------------------------------------------
TURNER CORE VALUE FUND(1)                               5.54                  15.23               21.61                5.96
Russell Midcap Value Index                              5.94                  19.83               28.30                6.63
Russell 3000 Index                                      3.43                  16.57               25.92               (9.68)
INCEPTION DATE: 12/6/91
---------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND(1)                         11.22                  24.53               26.66                9.06
Russell 2000 Value Index                                7.72                  25.49               31.66               11.07
INCEPTION DATE: 2/28/96
---------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE
OPPORTUNITIES FUND(1)                                  14.59                  30.06               37.29                 N/A
Russell 2000 Value Index                                7.72                  25.49               31.66                 n/a
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------------




                                                                                          (Annualized)               Total
                                                    Five             Ten                      Since                  Assets
Fund Name/Index                                    Years            Years                   inception                ($mil)

VALUE
----------------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP VALUE FUND                        4.73              N/A                       2.81                    $4.79
Russell 1000 Value Index                           4.00              n/a                       4.48
INCEPTION DATE: 10/31/97
----------------------------------------------------------------------------------------------------------------------------
TURNER CORE VALUE FUND(1)                          7.50             11.13                     10.89                   $46.67
Russell Midcap Value Index                         8.42             11.43                     13.70
Russell 3000 Index                                 1.93             9.68                      12.64
INCEPTION DATE: 12/6/91
----------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE FUND(1)                     15.41             N/A                      13.45                  $394.95
Russell 2000 Value Index                           10.84             n/a                      11.23
INCEPTION DATE: 2/28/96
----------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP VALUE
OPPORTUNITIES FUND(1)                               N/A              N/A                      16.57                    $5.74
Russell 2000 Value Index                            n/a              n/a                       3.58
INCEPTION DATE: 3/4/02
----------------------------------------------------------------------------------------------------------------------------

6 | TURNER FUNDS 2003 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                           Year
                                                       Three                to                   One                  Three
Fund Name/Index                                        Month               Date                  Year                 Years

CORE FUNDS
---------------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)                        11.65                  25.98               32.04                 N/A
Russell 2000 Index                                      9.08                  28.58               36.50                 n/a
INCEPTION DATE: 3/4/02
---------------------------------------------------------------------------------------------------------------------------------



SPECIALTY
---------------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)                           20.14                  58.51               75.25               (40.99)
Pacific Stock Exchange Technology
   100 Index                                            9.71                  34.82               60.32               (15.75)
Goldman Sachs Technology
   Composite Index                                     11.39                  35.71               65.98               (27.73)
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                                            11.62                  46.84               50.12               (32.25)
S&P 500 Index                                           2.64                  14.72               24.39               (10.13)
NASDAQ 100 Index                                        8.53                  32.63               56.87               (28.46)
INCEPTION DATE: 6/30/99
---------------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND                             14.81                  66.92               91.19               (29.75)
NASDAQ Composite Index                                 10.22                  34.21               53.09               (21.06)
INCEPTION DATE: 6/30/00
---------------------------------------------------------------------------------------------------------------------------------
TURNER FINANCIAL
SERVICES FUND(2)                                       10.75                  27.82               35.95                (1.45)
S&P 500 Financials Index                                4.22                  17.16               25.87                (2.38)
INCEPTION DATE: 5/22/96
---------------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND(1)(2)                                6.21                  27.04               25.23                 N/A
S&P 500 Healthcare Index                               (4.67)                  6.10               11.45                 n/a
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------------
TURNER TAX MANAGED U.S.
EQUITY FUND                                             5.37                  21.08               27.82                 N/A
After Taxes (Pre-Liquidation)(3)                        5.37                  21.08               27.82                 n/a
After Taxes (Post-Liquidation)(3)                       3.49                  13.70               18.08                 n/a
S&P 500 Index                                           2.64                  14.72               24.39                 n/a
Russell 1000 Growth Index                               3.91                  17.51               25.92                 n/a
INCEPTION DATE: 2/28/01
---------------------------------------------------------------------------------------------------------------------------------
TURNER STRATEGIC VALUE AND
HIGH INCOME FUND                                        8.94                  23.42               N/A                   N/A
S&P 500 Index                                           2.64                  14.72               n/a                   n/a
INCEPTION DATE: 10/31/02
---------------------------------------------------------------------------------------------------------------------------------



                                                                                          (Annualized)               Total
                                                    Five             Ten                      Since                  Assets
Fund Name/Index                                    Years            Years                   inception                ($mil)

CORE FUNDS
----------------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)                     N/A              N/A                      13.95                   $12.56
Russell 2000 Index                                  n/a              n/a                       1.37
INCEPTION DATE: 3/4/02
----------------------------------------------------------------------------------------------------------------------------



SPECIALTY
----------------------------------------------------------------------------------------------------------------------------
TURNER TECHNOLOGY FUND(1)(2)                        N/A              N/A                      (7.43)                  $19.70
Pacific Stock Exchange Technology
   100 Index                                        n/a              n/a                      (0.86)
Goldman Sachs Technology
   Composite Index                                  n/a              n/a                     (13.57)
INCEPTION DATE: 6/30/99
----------------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                                         N/A              N/A                      (3.38)                  $47.00
S&P 500 Index                                       n/a              n/a                      (5.93)
NASDAQ 100 Index                                    n/a              n/a                     (12.39)
INCEPTION DATE: 6/30/99
----------------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND                          N/A              N/A                     (22.65)                  $13.47
NASDAQ Composite Index                              n/a              n/a                     (21.47)
INCEPTION DATE: 6/30/00
----------------------------------------------------------------------------------------------------------------------------
TURNER FINANCIAL
SERVICES FUND(2)                                   9.92              N/A                      12.26                   $17.31
S&P 500 Financials Index                           7.81              n/a                      12.57
INCEPTION DATE: 5/22/96
----------------------------------------------------------------------------------------------------------------------------
TURNER HEALTHCARE &
BIOTECHNOLOGY FUND(1)(2)                            N/A              N/A                       8.46                   $14.85
S&P 500 Healthcare Index                            n/a              n/a                      (7.25)
INCEPTION DATE: 2/28/01
----------------------------------------------------------------------------------------------------------------------------
TURNER TAX MANAGED U.S.
EQUITY FUND                                         N/A              N/A                      (8.10)                   $5.53
After Taxes (Pre-Liquidation)(3)                    n/a              n/a                      (8.10)
After Taxes (Post-Liquidation)(3)                   n/a              n/a                      (6.39)
S&P 500 Index                                       n/a              n/a                      (6.69)
Russell 1000 Growth Index                           n/a              n/a                     (10.07)
INCEPTION DATE: 2/28/01
----------------------------------------------------------------------------------------------------------------------------
TURNER STRATEGIC VALUE AND
HIGH INCOME FUND                                    N/A              N/A                      28.57                    $0.44
S&P 500 Index                                       n/a              n/a                      14.33
INCEPTION DATE: 10/31/02
----------------------------------------------------------------------------------------------------------------------------

                                             TURNER FUNDS 2003 ANNUAL REPORT | 7

-------------------------------------------------------------------------------

                                                                           Year
                                                       Three                to                   One                  Three
Fund Name/Index                                        Month               Date                  Year                 Years

FIXED INCOME
--------------------------------------------------------------------------------------------------------------------------------
TURNER CORE FIXED INCOME FUND                          (0.43)                  2.00                3.37                8.01
Lehman Aggregate Bond Index                            (0.14)                  3.77                5.40                8.94
INCEPTION DATE: 12/6/91
--------------------------------------------------------------------------------------------------------------------------------
TURNER TOTAL RETURN FIXED
INCOME FUND                                            (5.41)                 (6.82)              (6.39)               3.85
Lehman Aggregate Bond Index                            (0.14)                  3.77                5.40                8.94
INCEPTION DATE: 6/30/99
--------------------------------------------------------------------------------------------------------------------------------
TURNER HIGH YIELD FUND                                  2.59                  14.99               21.61               (5.14)
Merrill Lynch High Yield,
   Cash Pay Index                                       2.53                  20.20               28.22                6.63
INCEPTION DATE: 2/27/98
--------------------------------------------------------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND --
   CLASS I SHARES                                       1.12                   1.02                1.40                3.79
Merrill Lynch 3-Month
   U.S. Treasury Bill Index                             0.25                   0.89                1.32                2.90
INCEPTION DATE: 3/1/94
--------------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED
INCOME FUND-- CLASS I SHARES                            0.89                   1.43                2.15                5.35
Lehman 1-3 Year U.S. Government
   Bond Index                                           0.39                   1.86                2.80                6.39
INCEPTION DATE: 3/1/94
--------------------------------------------------------------------------------------------------------------------------------



                                                                                          (Annualized)               Total
                                                    Five             Ten                      Since                  Assets
Fund Name/Index                                    Years            Years                   inception                ($mil)

FIXED INCOME
-----------------------------------------------------------------------------------------------------------------------------
TURNER CORE FIXED INCOME FUND                       5.82             6.55                       7.30                   $43.39
Lehman Aggregate Bond Index                         6.62             6.92                       7.39
INCEPTION DATE: 12/6/91
-----------------------------------------------------------------------------------------------------------------------------
TURNER TOTAL RETURN FIXED
INCOME FUND                                          N/A              N/A                       4.46                    $0.27
Lehman Aggregate Bond Index                          n/a              n/a                       8.10
INCEPTION DATE: 6/30/99
-----------------------------------------------------------------------------------------------------------------------------
TURNER HIGH YIELD FUND                             (1.38)             N/A                      (2.56)                   $9.41
Merrill Lynch High Yield,
   Cash Pay Index                                   4.95              n/a                       4.14
INCEPTION DATE: 2/27/98
-----------------------------------------------------------------------------------------------------------------------------
TURNER ULTRA SHORT DURATION
FIXED INCOME FUND --
   CLASS I SHARES                                   4.60              N/A                       5.39                  $462.57
Merrill Lynch 3-Month
   U.S. Treasury Bill Index                         3.83              n/a                       4.27
INCEPTION DATE: 3/1/94
-----------------------------------------------------------------------------------------------------------------------------
TURNER SHORT DURATION FIXED
INCOME FUND-- CLASS I SHARES                        4.98              N/A                       5.81                  $252.77
Lehman 1-3 Year U.S. Government
   Bond Index                                       5.64              n/a                       6.14
INCEPTION DATE: 3/1/94
-----------------------------------------------------------------------------------------------------------------------------





Returns less than one year are cumulative. The Turner Funds are distributed by Turner Investment Distributor, Inc., Berwyn, PA 19312.

A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these funds, can be obtained by calling (800) 224-6312. Read the prospectus carefully before investing. The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.

(1) Investing in technology and science companies and small and mid capitalization companies may subject the funds to specific inherent risks, including above-average price fluctuations.

(2) Funds that take a focus or sector specific approach are subject to greater risk from downturns affecting a specific issuer or industry.

(3) After-tax returns are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return depends on your individual tax situation, and may differ from the figures presented here. If you own fund shares in a tax-deferred account such as an IRA or 401(K) plan, this information does not apply to your investment because these accounts are not subject to current taxes. After-returns for most funds are calculated using the tax liability implied by each fund's declared distributions. However, the exact tax characteristics of many distributions are not known until after the close of the year. For certain funds, conservative estimates are used based on fund history until final amounts become available.

8 | TURNER FUNDS 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  September 2003

HOW OUR GROWTH FUNDS PERFORMED IN THE PAST 12 MONTHS

The past 12-month period was characterized by strong returns in growth stocks and our five growth funds. Our growth funds generally benefited from rallies in two major growth sectors, technology and consumer discretionary/services, which account for about 40% or more of these Funds' weightings.

TURNER DISCIPLINED LARGE CAP GROWTH FUND

Small stocks performed best among all capitalization segments of the market, but the Turner Disciplined Large Cap Growth Fund more than held its own. The Fund gained 32.01%, beating the Russell Top 200 Growth Index's 22.82% rise by 9.19 percentage points. Much of that outperformance can be attributed to big gains in the health-care, technology, and financial-services sectors. The Fund's consumer-staples holdings fared less well, underperforming its corresponding index sector markedly.

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

Discerning stock selection powered the Turner Large Cap Growth Opportunities Fund to a 41.88% return. The Fund outperformed its index, the Russell Top 200 Growth Index, by 19.06 percentage points. Nine of the Fund's 10 sector investments returned more than their index sectors did. Investments in the technology, health-care, consumer-discretionary/services, and financial-services sectors contributed the most to results. The Fund's utilities/communication holdings were the sole detractor from performance.

TURNER MICRO CAP GROWTH FUND

In a robust period of performance for small-cap stocks, the Turner Micro Cap Growth Fund produced a double-digit gain, 29.15%, but it fell short of the benchmark, the Russell 2000 Growth Index, which soared 41.72%. Underperformance in the tech sector -- a gain of 37%, compared with an 86% return by the index's tech sector -- accounted for most of the Fund's performance deficiency. Financial-services and consumer-discretionary/ services stocks added the most value.

TURNER MIDCAP GROWTH FUND

Over time mid-cap stocks have returned more than large-cap stocks but less than small-cap stocks. That was also true for mid-cap stocks in the short term, in the past 12 months: the Russell Midcap Growth Index was up 38.89%, a result that was ahead of the large-cap indexes but behind the small-cap indices. For its part, the Turner Midcap Growth Fund, Class I Shares advanced 41.80%, a performance advantage of 2.91 percentage points over the Russell Midcap Growth Index. Good returns in the producer-durables, consumer-discretionary/services, and technology sectors more than compensated for subpar returns in the autos/transportation and utilities/communication sectors. Tech stocks were the Fund's biggest gainer, up 91%.

TURNER SMALL CAP GROWTH FUND

Although the Turner Small Cap Growth Fund benefited from the rally in small-cap stocks, it also helped itself with admirable stock selection: seven of the Fund's 10 sector positions beat their index-sector counterparts. As a result the Fund gained 49.60%, outdistancing the Russell 2000 Growth Index by 7.88 percentage points. The Fund's consumer-discretionary/ services stocks performed best in relative terms, rising 63% versus 29% for the index sector, while its utilities/communication holdings detracted most from performance.

                                             TURNER FUNDS 2003 ANNUAL REPORT | 9

--------------------------------------------------------------------------------
HOW OUR SPECIALTY/SECTOR FUNDS PERFORMED IN THE PAST 12 MONTHS

A stock market that favored growth stocks after breaking forcefully out of a two-and-a-half year slump helped enhance the performance of our seven specialty/sector funds in the past 12 months. Those Funds tend to be "growthier" than our more diversified growth funds, and all seven of them returned more than 20% and outperformed their indices.

TURNER CONCENTRATED GROWTH FUND

The Turner Concentrated Growth Fund contains a select few stocks -- 15 to 30 -- that Turner thinks have the most return potential of all holdings in its other growth-stock funds. The Fund's holdings in aggregate realized considerable return potential: the Fund gained 50.12%, outperforming the S&P 500 Index's 24.39% gain by 25.73 percentage points. Technology stocks, a 40% weighting, were largely responsible for the Fund's performance edge: they gained 97%, compared with a 60% advance for the index sector. Consumer-discretionary/services stocks diminished results the most.

TURNER FINANCIAL SERVICES FUND

The Turner Financial Services Fund capitalized on the strong performance of the financial-services sector in the period. The S&P 500 Financials Index climbed 25.87%, and the Turner Financial Services Fund did even better, returning 35.95%, a margin of outperformance of 10.08 percentage points. Investment-management, credit-card, financial-transaction-processing, diversified financial-services, and banking stocks did well. Positions in insurance and mortgage stocks impaired results.

TURNER HEALTHCARE & BIOTECHNOLOGY FUND

Health-care stocks underperformed the broad market averages during the period; the S&P 500 Healthcare Index rose 11.45% -- which would normally constitute a respectable 12-month return but which was deficient in light of the market's robust rally. Investors were wary of health-care stocks for several reasons: a lack of pricing power in many industry segments, a shortage of new drugs approved and introduced, negative earnings surprises by a few previously fast-growing companies, and uncertainty over the outcome of government efforts to revamp the entire health-care system and alter reimbursement rules. The Turner Healthcare & Biotechnology Fund, however, held many of the health-care stocks that performed strongest. The Fund gained 25.23%, beating the S&P 500 Healthcare Index by 13.78 percentage points. Top-performing holdings included medical-device, specialty-pharmaceutical, and biotechnology stocks. Dragging down results were positions in hospital-management and medical-diagnostic-services stocks.

TURNER NEW ENTERPRISE FUND

Triple-digit returns in technology and financial-services stocks, many of them with small and mid-sized capitalizations, drove the Turner New Enterprise Fund to a 91.19% gain. That return exceeded the NASDAQ Composite Index's 53.09% result by 38.10 percentage points. Technology stocks accounted for 48% of the Fund's holdings and gained 112%, and financial-services stocks amounted to an 8% weighting and soared 157%. Health-care stocks had an adverse impact on results, especially early in the period. Altogether, five of the Fund's 10 sector positions beat their corresponding index sectors.

TURNER STRATEGIC VALUE AND HIGH INCOME FUND

Small-cap value stocks and high yield bonds proved a winning combination for our newest fund, the Turner Strategic Value and High Income Fund, in its first 11 months of operation. The Fund is a balanced investment composed of the holdings of the Turner Small Cap Value Opportunities Fund and the Turner High Yield Fund. Both components contributed gains of more than 20%, and altogether the Fund recorded a 28.57% return, surpassing the benchmark S&P 500 Index's 14.33% by
14.24 percentage points (cumula

10 | TURNER FUNDS 2003 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  September 2003

tive since inception of October 31, 2002). Winners included materials /processing, financial-services, health-care, and consumer-staples holdings among small-cap stocks, and B-rated holdings among high yield bonds in defensive or cyclical industries such as telecommunications, packaging, and utilities.

TURNER TAX MANAGED U.S. EQUITY FUND

Good stock selection led the Turner Tax Managed U.S. Equity Fund to a 27.82% gain, trumping the S&P 500 Index by 3.43 percentage points. Eight of the Fund's 10 sector positions outperformed their index sectors. Big gains in two major sectors, technology and health-care, which accounted for 29% of the portfolio, furnished most of the Fund's extra return. Good absolute but relatively weak returns in the financial-services sector, a 21% weighting, subtracted from results.

TURNER TECHNOLOGY FUND

The big story in the stock market was the Lazarus-like resurrection of technology stocks, which, after annualized losses of more than 30% over the previous three years, had been left for dead by some investors. Based on positive earnings surprises by a few bellwether tech companies and a new-found optimism that the economy and capital spending for tech products and services would ultimately pick up, the Goldman Sachs Technology Composite Index climbed 65.98% in the past 12 months. The Turner Technology Fund, in comparison, rose 75.25% to outpace the index by 9.27 percentage points. Semiconductor, telecommunications, software, data-networking, and financial-transaction-processing stocks did especially well. Internet-related stocks lagged.

                                            TURNER FUNDS 2003 ANNUAL REPORT | 11

--------------------------------------------------------------------------------

HOW OUR VALUE AND CORE FUNDS PERFORMED IN THE PAST 12 MONTHS

Value stocks, although registering double-digit gains, trailed growth stocks in the period. The shortfall was most pronounced in the small-cap and mid-cap segments. The small-cap Russell 2000 Value Index, for instance, lagged its growth counterpart by 10.06 percentage points. Overall, value's relative weakness tempered the performance of our five value and core funds. Our small-cap value and core funds generated higher returns than our larger-cap value funds did.

TURNER CORE VALUE FUND

The Turner Core Value Fund climbed 21.61%, versus a 24.89% gain for the Russell 3000 Value Index. Hurting performance was a 12% position in utility stocks and a 5% position in health-care stocks; they suffered sharp losses in two holdings early in the period. Those losses were critical, accounting for much of the Fund's performance gap to the index. The Fund's materials stocks were a positive catalyst to results, up 46%.

TURNER LARGE CAP VALUE FUND

The Turner Large Cap Value Fund advanced 22.72%, compared with 24.37% for the Russell 1000 Value Index. The Fund had a cyclical bent, with overweightings in industrial and utility stocks, among others. That cyclical orientation proved premature, as cyclical stocks lagged early in the period and contributed negatively to the Fund's performance. Making positive contributions were technology, consumer-discretionary/services, and energy stocks. As the period progressed, the Fund's relative performance improved.

TURNER SMALL CAP EQUITY FUND

With outperforming investments in six of 10 market sectors, the Turner Small Cap Equity Fund gained 32.04%. That return lagged the Russell 2000 Index's 36.50% advance. The Fund is invested in both growth and value stocks, and its growth holdings produced the highest returns. The greatest degree of outperformance was supplied by financial-services and consumer-staples stocks, which represented 24% of all holdings. A 13% weighting in technology stocks produced a gain of 57%, but that gain failed to match the index tech sector's 85% gain. Our tech holdings had below-average valuations, in a period in which tech shares with the most lofty valuations tended to make the biggest score.

TURNER SMALL CAP VALUE FUND

From a slow start at the beginning of the period, the Turner Small Cap Value Fund significantly improved its performance in the second half. For the entire 12 months, the Fund was up 26.66%, compared with a 31.66% gain for the Russell 2000 Value Index. Technology and health-care holdings, a 22% weighting, led the way, with gains in excess of 70%. Performance was held back by losses in utilities and materials stocks.

TURNER SMALL CAP VALUE OPPORTUNITIES FUND

The Turner Small Cap Value Opportunities Fund, introduced in March 2002, continued to build on its strong initial performance. The Fund capitalized on the robust rally in small-cap stocks, which tend to do well in the first phases of an economic recovery, to rise 37.29% and outdo the Russell 2000 Value Index by 5.63 percentage points. A 46% position in materials/ processing, consumer-staples, and financial-services stocks added the most value to performance. Consumer-discretionary/services and technology stocks produced subpar returns. The biggest gain came from the Fund's position in health-care stocks, which soared 101%.

12 | TURNER FUNDS 2003 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  September 2003

HOW OUR BOND FUNDS PERFORMED IN THE PAST 12 MONTHS

After several years of providing a haven from the pain of owning stocks, the bond market turned less hospitable in the past 12 months. As had been widely anticipated, interest rates, which had fallen to levels last seen in the Eisenhower administration, finally rose at all but the shortest maturities, sending bond prices downward in most sectors. In fact, the corporate sector was the sole domestic source of fixed-income outperformance. Four of our five bond funds produced returns that were more modest than those in previous periods since 2000.

TURNER CORE FIXED INCOME FUND

The Turner Core Fixed Income Fund was up 3.37%, trailing the Lehman Aggregate Bond Index's 5.40% return. Three aspects of the Fund diluted performance: a sizable loss in a health-care security, a high average credit quality (AA) at a time when low quality did best, and a barbelled portfolio construction, i.e., investments are heavily weighted at the short and long ends of the maturity spectrum and light in the middle -- a disadvantage because the yield curve steepened instead of flattened. Corporate holdings aided results.

TURNER HIGH YIELD FUND

High yield bonds turned in a stellar performance, with the Merrill Lynch High Yield, Cash Pay Index rising 28.22%. Credit quality had collapsed during the previous 12 months, resulting in high yield spreads versus investment-grade bonds widening to 10 percentage points. Then, as investors anticipated a stronger economy, high yield bonds rallied powerfully, shrinking spreads to less than five percentage points by September 2003. For its part, the Turner High Yield Fund gained 21.61%. High yield returns were inversely correlated with credit-rating quality, and the Fund's 31% weighting in securities with the highest noninvestment-grade rating, BB, hurt relative results.

TURNER SHORT DURATION FIXED INCOME FUND

The Turner Short Duration Fixed Income Fund, Class I Shares recorded a 2.15% gain contrasting with the Lehman 1-3 Year U.S. Government Bond Index's 2.80% rise. Two portfolio characteristics eroded performance. One, a high average credit quality (Agency, a higher rating than AAA) backfired in a period in which lower-quality securities performed three times as well. And two, a 60% weighting in mortgage-backed securities underperformed due to increased prepayment risk. Mortgages were hurt for much of the period by a refinancing boom, which resulted in the redemption of the securities supporting mortgage loans at an unfavorable time. An 11% weighting in corporate securities added value.

TURNER TOTAL RETURN FIXED INCOME FUND

The Turner Total Return Fixed Income Fund lost 6.39%, in comparison with the Lehman Aggregate Bond Index's 5.40% gain. The Fund suffered from a lack of exposure to corporate securities, which outperformed, and an overexposure to mortgage-backed securities, which underperformed. Also, the Fund's results were significantly harmed by an ill-timed move into longer-term securities that are the most sensitive to interest rates, just as intermediate and long-term rates were starting to rise. For instance, the benchmark 10-year Treasury yield rose from a 45-year low of 3.11% in mid-June to 3.94% at the end of September: the Fund's level of income wasn't sufficient to prevent the resulting decline in bond prices from translating into a negative return.

TURNER ULTRA SHORT DURATION FIXED INCOME FUND

The Turner Ultra Short Duration Fixed Income Fund, Class IShares gained 1.40%, outperforming the Merrill Lynch 3-Month U.S. Treasury Bill Index's 1.32% result by 0.08 percentage point. An average duration that was slightly longer than that of the index proved a distinct plus at a time when very short-term rates fell; the six-month Treasury yield, for instance, dropped from 1.50% last October to 1.00% at the end of the period. The Fund's return was dented by an emphasis on mortgage-backed securities, which earned subpar returns. Even so, the short-term mortgages the Fund held did provide some price protection late in the period, when even short rates weren't immune to the overall upward trend in yields.

                                            TURNER FUNDS 2003 ANNUAL REPORT | 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER DISCIPLINED LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Disciplined Large Cap Growth Fund seeks long-term capital appreciation. It invests primarily in common stocks and equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]


25.3% Healthcare
24.7% Technology
22.0% Consumer discretionary/services
10.1% Consumer staples
10.0% Financial services
2.3% Producer durables
1.7% Materials & Processing
1.6% Automotive/transportation1
..2% Utilities/communications
0.7% Energy

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003



--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2002


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |      X
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



[]  Ticker symbol TSGEX
[]  CUSIP #87252R839
[]  Top 10 holdings
    (1)  General Electric
    (2)  Pfizer
    (3)  Microsoft
    (4)  Intel
    (5)  Wal-Mart Stores
    (6)  Cisco Systems
    (7)  Amgen
    (8)  Wyeth
    (9)  Procter & Gamble
   (10) Coca-Cola
[] % in 10 largest holdings 46.3%
[] Number of holdings 52
[] Price/earnings ratio 22.9
[] Weighted average market capitalization $116.58 billion
[] % of holdings with positive earnings surprises 87%
[] % of holdings with negative earnings surprises 13%
[] Net assets $79 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER DISCIPLINED LARGE CAP GROWTH FUND:
JUNE 30, 2000-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER DISCIPLINED LARGE CAP GROWTH FUND            RUSSELL TOP 200 GROWTH INDEX           RUSSELL 1000
6/30/00                          $10000                                        $10000                            $10000
SEP 00                             9655                                          9304                              9462
SEP 01                             4626                                          5183                              5143
SEP 02                             3445                                          3950                              3986
SEP 03                             4548                                          4852                              5019

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.

The inception date of the Turner Disciplined Large Cap Growth Fund is June 14, 2000.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE YEAR         PAST THREE YEARS     SINCE INCEPTION
32.01%                (22.20)%             (20.89)%

14  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Large Cap Growth Opportunities Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very large market capitalizations that Turner believes have strong earnings growth potential.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

36.0% TECHNOLOGY
22.9% CONSUMER DISCRETIONARY/SERVICES
19.6% HEALTHCARE
11.4% FINANCIAL SERVICES
3.7%  ENERGY
3.5%  PRODUCER DURABLES
1.7%  UTILITIES/COMMUNICATION
1.1%  CONSUMER STAPLES

--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2003


M   L   -----------------------------------
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T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
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I                 |           |
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A   S             |           |
T   M             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE



[]  Ticker symbol TLCGX
[]  CUSIP #900297870
[]  Top 10 holdings
 (1) Microsoft
 (2) Intel
 (3) Pfizer
 (4) Wal-Mart Stores
 (5) Cisco Systems
 (6) Nokia ADR
 (7) General Electric
 (8) Amgen
 (9) EMC
(10) Micron Technology
[] % in 10 largest holdings 31.4%
[] Number of holdings 66
[] Price/earnings ratio25.0
[] Weighted average market capitalization $77.53 billion
[] % of holdings with positive earnings surprises 79%
[] % of holdings with negative earnings surprises 21%
[] Net assets $4 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP GROWTH
OPPORTUNITIES FUND:
JANUARY 31, 1997-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      TURNER LARGE CAP GROWTH              RUSSELL TOP 200
                        OPPORTUNITIES FUND                  GROWTH INDEX                     S&P 500 INDEX
1/31/97                      $  10000                          $  10000                         $  10000
SEP 97                        12279.8                             12013                          12202.3
SEP 98                        14399.3                           14165.7                          13306.7
SEP 99                        20586.6                           19018.9                          17005.9
SEP 00                        30363.2                           22233.1                          19264.3
SEP 01                        14055.1                             12386                          14136.1
SEP 02                        10279.9                            9439.4                          11239.6
SEP 03                        14585.2                           11593.5                            13981

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.

The inception date of the Turner Large Cap Growth Opportunities Fund is January 31, 1997.

(1) Returns prior to August 17, 2002, represent performance of the Mercury Select Growth Fund, Class I.

ANNUALIZED TOTAL RETURNS(1)
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
41.88%         (21.68)%       0.25%        5.82%

                                            TURNER FUNDS 2003 ANNUAL REPORT | 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Midcap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with medium market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS::

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

25.9% CONSUMER DISCRETIONARY/SERVICES
20.8% HEALTHCARE
19.3% TECHNOLOGY
11.9% FINANCIAL SERVICES
6.8% PRODUCER DURABLES
4.1% MATERIALS/PROCESSING
2.4% ENERGY
2.3% CONSUMER STAPLES
2.2% UTILITIES/COMMUNICATION
1.8% AUTOMOTIVE/TRANSPORTATION


--------------------------------------------------------------------------------
FUND PROFILE
SEPTEMBER 30, 2003


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
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T                 |           |
                  |           |
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A                 |           |
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T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


[] Ticker symbol TMGFX, Class I Shares
[] CUSIP #900297409, Class I Shares
[] Top 10 holdings
   (1) CDW
   (2) Lam Research
   (3) Kla-Tencor
   (4) Electronic Arts
   (5) Patterson Dental
   (6) Chiron
   (7) Fiserv
   (8) Corning
   (9) Sungard Data Systems
   (10)Starbucks
[] % in 10 largest holdings 12.5%
[] Number of holdings 137
[] Price/earnings ratio 22.8
[] Weighted average market capitalization $4.43 billion
[] % of holdings with positive earnings surprises 77.7%
[] % of holdings with negative earnings surprises 19.3%
[] Net assets $774 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MIDCAP GROWTH FUND, CLASS I SHARES:

OCTOBER 31, 1996-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER MID CAP GROWTH FUND, CLASS I             RUSSELL MIDCAP GROWTH INDEX
10/31/96                         $10000                                     $10000
SEP 97                          14248.5                                      13119
SEP 98                          14425.2                                    11889.7
SEP 99                          26552.4                                    16311.5
SEP 00                          52401.2                                    26158.8
SEP 01                          21484.5                                    12616.4
SEP 02                          17015.7                                    10660.8
SEP 03                          24128.3                                    14806.9

 * These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Growth Fund (Class I Shares) is October 1, 1996.

** Class II Shares were offered beginning on September 24, 2001. Class II Shares' performance for the periods prior to September 24, 2001 reflects the performance of the Fund's Class I Shares. The performance of the Class I Shares has not been adjusted to reflect the higher internal operating expenses of the Class II Shares. If it had, performance would have been lower than shown.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
                  PAST      PAST         PAST        SINCE
                  ONE YEAR  THREE YEARS  FIVE YEARS  INCEPTION

Class I Shares    41.80%    (22.78)%     10.84%      13.56%
Class II Shares   41.11%    (22.50)%**   10.86%**    13.41%**

16  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Growth Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with small market capitalizations at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

23.2% TECHNOLOGY
22.9% HEALTHCARE
21.0% CONSUMER DISCRETIONARY/SERVICES
12.7% FINANCIAL SERVICES
6.8% PRODUCER DURABLES
3.8% AUTOMOTIVE/TRANSPORTATION
3.5% MATERIALS & PROCESSING
2.7% ENERGY
1.7% UTILITIES/COMMUNICATION
1.4% CONSUMER STAPLES

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003

M   L   -----------------------------------
A   A             |           |
R   R             |           |
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E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
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A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |      X
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

[] Ticker symbol TSCEX
[] CUSIP #900297300
[] Top 10 holdings
   (1) MGI Pharma
   (2) Dade Behring Holdings
   (3) Gen-Probe
   (4) Immucor
   (5) Inamed
   (6) Visx
   (7) Micromuse
   (8) Winnebago Industries
   (9) Integrated Device Technology
  (10) KV Pharmaceutical, Cl A
[] % in 10 largest holdings 12.2%
[] Number of holdings 146
[] Price/earnings ratio 20.40
[] Weighted average market capitalization $0.96 billion
[] % of holdings with positive earnings surprises 76.6%
[] % of holdings with negative earnings surprises 18.4%
[] Net assets $193 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP GROWTH FUND:
FEBRUARY 28, 1994-SEPTEMBER 30, 2003*


                    TURNER SMALL CAP GROWTH FUND           RUSSELL 2000 GROWTH INDEX
2/28/94                       $  10000                             $  10000
SEP 94                         10303.2                              9618.09
SEP 95                         15812.4                              12328.5
SEP 96                         24102.8                              13883.1
SEP 97                         28113.5                              17124.8
SEP 98                         23362.3                              12872.7
SEP 99                         37178.8                              17073.1
SEP 00                          58025                               22136.9
SEP 01                         29122.7                              12708.8
SEP 02                         23484.6                              10400.9
SEP 03                         35132.9                              14740.2

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund is February 7, 1994.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------

PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
49.60%         (15.40)%       8.50%        14.15%

                                         TURNER FUNDS 2003 ANNUAL REPORT  |   17

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------

The Turner Micro Cap Growth Fund seeks capital appreciation. It invests primarily in common stocks and other equity securities of U.S. companies with very small market capitalizations that Turner believes have strong earnings growth potential. Micro cap companies are defined for this purpose as companies with market capitalizations of companies included in the lower end of the Russell 2000 Growth Index particularly those under $500 million. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

22.4% TECHNOLOGY
21.1% HEALTHCARE
18.5% CONSUMER DISCRETIONARY/SERVICES
12.7% FINANCIAL SERVICES
6.3% ENERGY
4.8% PRODUCER DURABLES
1.9% UTILITIES/COMMUNICATION
1.6% MATERIALS/PROCESSING
1.4% AUTOMOTIVE/TRANSPORTATION

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |      X
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE


[] Ticker symbol TMCGX
[] CUSIP #872524301
[] Top 10 holdings
   (1) Tractor Supply
   (2) Oxford Industries
   (3) Salix Pharmaceuticals
   (4) Patina Oil & Gas
   (5) Evergreen Resources
   (6) ESCO Technologies
   (7) EDO
   (8) Icon ADR
   (9) NAM TAI Electronics
  (10) Jos. A. Bank Clothiers
[] % in 10 largest holdings 16.5%
[] Number of holdings 132
[] Price/earnings ratio 17.6
[] Weighted average market capitalization $0.52 billion
[] % of holdings with positive earnings surprises 67.2%
[] % of holdings with negative earnings surprises 29.5%
[] Net assets $254 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER MICRO CAP GROWTH FUND:
FEBRUARY 28, 1998-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                       TURNER MICRO CAP GROWTH FUND                  RUSSELL 2000 GROWTH INDEX
2/28/98                            $10000                                         $10000
SEP 98                               9882                                           7625
SEP 99                              21093                                          10113
SEP 00                              48308                                          13113
SEP 01                              38535                                           7528
SEP 02                              38489                                           6161
SEP 03                              49709                                           8731

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Micro Cap Growth Fund is February 27, 1998.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE       PAST THREE     PAST FIVE    SINCE
YEAR           YEARS          YEARS        INCEPTION
29.15%         0.95%          38.14%       33.24%

18 | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Large Cap Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with large market capitalizations that the Sub-Adviser, Clover Capital Management, believes have low valuations and attractive dividend yields relative to the market or to their own trading history. Large cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the S&P 500 Index. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS

30.8% FINANCIAL SERVICES
14.6% CONSUMER DISCRETIONARY/SERVICES
11.2% TECHNOLOGY
7.4% INDUSTRIALS
7.3% ENERGY
7.2% HEALTHCARE
6.1% MATERIALS/PROCESSING
5.4% UTILITIES/COMMUNICATION
4.3% TELECOMMUNICATIONS
3.9% CONSUMER STAPLES

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G        X    |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I                 |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

[] Ticker symbol TLCVX
[] CUSIP #87252R706
[] Top 10 holdings
   (1) Citigroup
   (2) Exxon Mobil
   (3) PNC Financial Services Group
   (4) Abercrombie & Fitch, Cl A
   (5) CSX
   (6) Wells Fargo
   (7) Merrill Lynch
   (8) Morgan Stanley
   (9) Mellon Financial
  (10) Verizon Communications
[] % in 10 largest holdings 24.6%
[] Number of holdings 84
[] Price/earnings ratio 14.4
[] Weighted average market capitalization $50.80 billion
[] Net assets $5 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER LARGE CAP VALUE FUND:
OCTOBER 31, 1997-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                       TURNER LARGE CAP VALUE FUND              S&P 500 INDEX                 RUSSELL 1000 VALUE INDEX
10/31/97                        $10000                              $10000                              $10000
SEP 98                            9347                               11283                               10657
SEP 99                           11793                               14419                               12652
SEP 00                           14133                               16334                               13779
SEP 01                           11947                               11986                               12551
SEP 02                            9598                                9530                               10424
SEP 03                           11779                               11855                               12964

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Large Cap Value Fund is October 31, 1997.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------

PAST ONE YEAR    PAST THREE YEARS    PAST FIVE YEARS    SINCE INCEPTION
22.72%           (5.89)%             4.73%              2.81%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 19

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE VALUE FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Core Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or their historic valuation. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

28.2% FINANCIAL SERVICES
15.7% CONSUMER DISCRETIONARY/SERVICES
12.5% TECHNOLOGY
12.3% UTILITIES/COMMUNICATION
6.8% INDUSTRIALS
6.5% CONSUMER STAPLES
6.2% HEALTHCARE
5.9% MATERIALS/PROCESSING
4.6% ENERGY

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
I            X    |           |
T                 |           |
A                 |           |
L       -----------------------------------
I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
O   L             |           |
N   L   -----------------------------------

        VALUE                  GROWTH

              INVESTMENT STYLE

[] Ticker symbol CCEVX
[] CUSIP #87252R102
[] Top 10 holdings
   (1) Jones Apparel Group
   (2) Prudential Financial
   (3) Federated Department Stores
   (4) Kroger
   (5) CMS Energy
   (6) Akzo Nobel ADR
   (7) eFunds
   (8) CVS
   (9) Pioneer Natural Resources
   (10)Brunswick
[] % in 10 largest holdings 25.8%
[] Number of holdings 57
[] Price/earnings ratio 12.7
[] Weighted average market capitalization $6.67 billion
[] Net assets $47 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE VALUE FUND:
SEPTEMBER 30, 1993-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

               TURNER CORE VALUE FUND        RUSSELL MIDCAP VALUE INDEX         RUSSELL 3000 INDEX         RUSSELL 3000 VALUE INDEX
SEP 93                $10000                       $10000                              $10000                       $10000
SEP 94                 12087                        10102                               10255                         9978
SEP 95                 15157                        12602                               13261                        12644
SEP 96                 16832                        14586                               15783                        14854
SEP 97                 21281                        20457                               21886                        21144
SEP 98                 20004                        19698                               22900                        21560
SEP 99                 21230                        21534                               28927                        25363
SEP 00                 24132                        24333                               34188                        27735
SEP 01                 25218                        24323                               24646                        25522
SEP 02                 23612                        22995                               20008                        21466
SEP 03                 28714                        29503                               25194                        26809

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Value Fund is December 6, 1991.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE        PAST THREE       PAST FIVE       PAST TEN
YEAR            YEARS            YEARS           YEARS
21.61%          5.96%             7.50%           11.13%

20  |  TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Value Fund seeks long-term total return. The Fund invests primarily in common stocks and other equity securities of U.S. companies with small market capitalizations that the Sub-Adviser, Clover Capital Management, believes are undervalued relative to the market or to their historical valuation. Small cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell 2000 Value Index. The Fund will invest in securities of companies operating in a broad range of industries based primarily on value characteristics such as price-cash flow, price-earnings and price-book value ratios. In selecting specific securities for the Fund, Clover seeks to identify companies whose stock is out-of-favor with investors.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

26.1% FINANCIAL SERVICES
16.0% CONSUMER DISCRETIONARY/SERVICES
14.4% TECHNOLOGY
10.6% INDUSTRIALS
9.2% HEALTHCARE
7.0% UTILITIES/COMMUNICATIONS
5.8% MATERIALS/PROCESSING
4.0% ENERGY
3.6% CONSUMER STAPLES

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


M   L   -----------------------------------
A   A             |           |
R   R             |           |
K   G             |           |
E   E             |           |
T                 |           |
                  |           |
C       -----------------------------------
A                 |           |
P                 |           |
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L       -----------------------------------
I                 |           |
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A   S        X    |           |
T   M             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

            INVESTMENT STYLE

[] Ticker symbol TCSVX
[] CUSIP #87252R300
[] Top 10 holdings
   (1) Service International
   (2) CMS Energy
   (3) Maxtor
   (4) Smithfield Foods
   (5) Barnes & Noble
   (6) Arthur J. Gallagher
   (7) FelCor Lodging Trust
   (8) Key Energy Services
   (9) American Financial Group
  (10) Cabot Oil & Gas
[] % in 10 largest holdings 14.0%
[] Number of holdings 142
[] Price/earnings ratio 14.6
[] Weighted average market capitalization $1.10 million
[] Net assets $395 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE FUND:
FEBRUARY 29, 1996-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                    TURNER SMALL CAP VALUE FUND            RUSSELL 2000 INDEX                  RUSSELL 2000 VALUE INDEX
2/29/96                       $10000                            $10000                                 $10000
SEP 96                         10838                             10752                                  10785
SEP 97                         16169                             14320                                  15385
SEP 98                         12733                             11596                                  13417
SEP 99                         15511                             13808                                  14199
SEP 00                         20101                             17037                                  16381
SEP 01                         22543                             13424                                  17299
SEP 02                         20584                             12175                                  17047
SEP 03                         26072                             16619                                  22444

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.

The inception date of the Turner Small Cap Value Fund is February 28, 1996.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
   PAST ONE        PAST THREE       PAST FIVE      SINCE
   YEAR            YEARS            YEARS          INCEPTION
   26.66%          9.06%            15.41%         13.45%

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  21

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Value Opportunities Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for growth and that appear to be trading below their perceived value. Small capitalization companies are defined for this purpose as companies with market capitalization at the time of purchase that is within the range of capitalization represented in the Russell 2000 Value Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

26.9% FINANCIAL SERVICES
14.4% CONSUMER DISCRETIONARY/SERVICES
10.9% MATERIALS/PROCESSING
8.7% TECHNOLOGY
7.1% HEALTHCARE
6.6% PRODUCER DURABLES
6.5% AUTOMOTIVE & TRANSPORTATION
5.0% UTILITIES/COMMUNICATIONS
3.5% CONSUMER STAPLES
2.3% ENERGY

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

            INVESTMENT STYLE

[] Ticker symbol TSVOX
[] CUSIP #87252R607
[] Top 10 holdings
   (1) Intergraph
   (2) Brink's
   (3) Interstate Bakeries
   (4) Griffon
   (5) Kindred Healthcare
   (6) Lousiana-Pacific
   (7) BSB Bancorp
   (8) FNB
   (9) FTD, Cl A
  (10) First Niagara Financial Group
[] % in 10 largest holdings 22.3%
[] Number of holdings 72
[] Price/earnings ratio 14.4
[] Weighted average market capitalization $0.94 billion
[] Net assets $6 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP VALUE OPPORTUNITIES FUND:
MARCH 31, 2002-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                          TURNER SMALL CAP VALUE OPPORTUNITIES FUND                FRANK RUSSELL 2000 VALUE INDEX
3/31/02                                     $10000                                           $10000
SEP 02                                        8737                                             7705
SEP 03                                       11995                                            10144

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Value Opportunities Fund is March 4, 2002.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
 PAST ONE YEAR          SINCE INCEPTION
 37.29%                 16.57%

 22  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Small Cap Equity Fund seeks long-term capital growth. It invests primarily in equity securities of small capitalization companies that the Adviser believes have the potential for long-term growth and that are attractively priced. Small capitalization companies are defined for this purpose as companies that have a market capitalization at the time of purchase that is within the range of market capitalization represented in the Russell 2000 Index.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

18.8% FINANCIAL SERVICES
16.5% CONSUMER DISCRETIONARY/SERVICES
11.8% TECHNOLOGY
11.3% HEALTHCARE
10.1% MATERIALS/PROCESSING
6.1% AUTOMOTIVE/TRANSPORTATION
5.1% CONSUMER STAPLES
4.5% UTILITIES/COMMUNICATION
3.6% ENERGY
3.6% PRODUCER DURABLES

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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N   L   -----------------------------------

        VALUE                  GROWTH

            INVESTMENT STYLE

[] Ticker symbol TSEIX
[] CUSIP #87252R714
[]  Top 10 holdings
    (1) Lousiana-Pacific
    (2) Intergraph
    (3) Brink's
    (4) Interstate Bakeries
    (5) Griffon
    (6) FNB
    (7) Analogic
    (8) Scottish Re Group
    (9) Golden Star Resources
   (10) China Yuchai International
[] % in 10 largest holdings 21.7%
[] Number of holdings 78 n Price/earnings ratio 16.2
[] Weighted average market capitalization $0.97 billion
[] Net assets $13 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SMALL CAP EQUITY FUND:
MARCH 31, 2002-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                          TURNER SMALL CAP EQUITY FUND                     FRANK RUSSELL 2000 INDEX
3/31/02                             $10000                                           $10000
SEP 02                                8789                                             7203
SEP 03                               11605                                             9833

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund is March 4, 2002.

ANNUALIZED TOTAL RETURN
Periods ending September 30, 2003
--------------------------------------------------------------------------------
 PAST ONE YEAR          SINCE INCEPTION
 32.04%                 13.95%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 23

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Technology Fund seeks long-term capital appreciation. It invests in common stock of companies that develop new technologies and that may experience exceptional growth in sales and earnings driven technology related products and services. Stock selection will not be based on company size, but rather on an assessment of a company's fundamental prospects. The Fund's holdings will be concentrated in the technology sector, and will range from small companies developing new technologies to large, established firms with a history of developing and marketing such technologies.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

100.0% Technology

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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I                 |           |
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        VALUE                  GROWTH

            INVESTMENT STYLE

[] Ticker symbol TTECX
[] CUSIP #87252R870
[] Top 10 holdings
   (1) Microsoft
   (2) Texas Instruments
   (3) Nokia ADR
   (4) Corning
   (5) Micron Technology
   (6) Cisco Systems
   (7) eBay
   (8) Intel
   (9) CDW
  (10) Applied Materials
[] % in 10 largest holdings 31.2%
[] Number of holdings 47
[] Price/earnings ratio 33.5
[] Weighted average market capitalization $36.74 billion
[] % of holdings with positive earnings surprises 69.2%
[] % of holdings with negative earnings surprises 28.5%
[] Net assets $20 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TECHNOLOGY FUND:
JUNE 30, 1999-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                 TURNER TECHNOLOGY FUND      PACIFIC EXCHANGE TECHNOLOGY 100 INDEX        GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX
6/30/99                    $10000                          $10000                                          $10000
SEP 99                      14060                           10467                                           10523
SEP 00                      35059                           17345                                           14251
SEP 01                       6619                            8652                                            4972
SEP 02                       4110                            6470                                            3240
MAR 03                       7202                           10372                                            5378

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Technology Fund is June 30, 1999.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE YEAR         PAST THREE YEARS      SINCE INCEPTION
75.25%                (40.99)%              (7.43)%

24  |  TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Concentrated Growth Fund seeks long-term capital appreciation. It invests in common stock and other equity securities of companies, regardless of their market capitalization, that Turner believes have strong earnings potential. The Fund will contain a total of 15-30 stocks representing Turner's favorite investment ideas. While it will not concentrate its investments in any one industry, the Fund may, from time to time, have a significant exposure to one or more sectors of the economy such as the technology sector. In addition, the Fund's adviser may invest up to 25% of the Fund's assets in cash or cash equivalent securities in instances where it believes that appropriate buying opportunities are not available.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

52.8% Technology
22.9% Consumer discretionary/services
9.8% Financial services
4.9% Producer durables
4.2% Healthcare
3.9% Energy

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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I                 |           |
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        VALUE                  GROWTH

                INVESTMENT STYLE

[] Ticker symbol TTOPX
[] CUSIP #87252R862
[] Top 10 holdings
   (1) Nokia ADR
   (2) Applied Materials
   (3) Taiwan Semiconductor Manufacturing ADR
   (4) eBay
   (5) STMicroelectronics, NY Shares
   (6) Texas Instruments
   (7) Micron Technology
   (8) Charles Schwab
   (9) InterActive
  (10) Morgan Stanley
[] % in 10 largest holdings 44.7%
[] Number of holdings 29
[] Price/earnings ratio 28.8
[] Weighted average market capitalization $37.68 billion
[] % of holdings with positive earnings surprises 74.8%
[] % of holdings with negative earnings surprises 25.2%
[] Net assets $47 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-SEPTEMBER 30, 2003*

                  Turner Concentrated Growth Fund          S&P 500 Composite Index                NASDAQ 100 Index
6/30/99                    $10000                                   $10000                             $10000
Sep 99                      13990                                     9376                              10485
Sep 00                      27782                                    10622                              15553
Sep 01                       8223                                     7794                               5092
Sep 02                       5754                                     6197                               3631
Sepr 03                      8638                                     7709                               5696

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner Concentrated Growth Fund is June 30, 1999.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE YEAR        PAST THREE YEARS      SINCE INCEPTION
50.12%               (32.25)%              (3.38)%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 25

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner New Enterprise Fund seeks long-term capital appreciation. The Fund invests primarily in companies with projected strong earnings growth across a variety of industries and sectors where new products and services are being developed and marketed. Turner strives to find leading companies in rapidly growing industries such as business services, computer and digital products, financial services, Internet-related companies, medical technology, retail, and telecommunications. Companies that have the potential for rapid earnings growth because of management changes, new products, or changes in the economy also may be attractive investments for the Fund.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

48.7% Technology
16.8% Consumer discretionary/services
12.2% Financial services
7.4% Healthcare
6.5% Producer durables
4.2% Automotive/transportation
1.8% Consumer staples

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

[]  Ticker symbol TBTBX
[] CUSIP #87252R797
[] Top 10 holdings
   (1) China Yuchai International
   (2) TTM Technologies
   (3) eBay
   (4) SEI Investments
   (5) Omnivision Technologies
   (6) Visx
   (7) Enterasys Networks
   (8) Micromuse
   (9) Sonus Networks
  (10) F5 Networks
[] % in 10 largest holdings 31.0%
[] Number of holdings 43
[] Price/earnings ratio 29.0
[] Weighted average market capitalization $8.81 billion
[] % of holdings with positive earnings surprises 83.9%
[] % of holdings with negative earnings surprises 10.5%
[] Net assets $13 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                            TURNER NEW ENTERPRISE FUND                 NASDAQ COMPOSITE INDEX
6/30/00                             $10000                                    $10000
SEP 00                               12520                                      9264
SEP 01                                3290                                      3792
SEP 02                                2270                                      2976
MAR 03                                4340                                      4556

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund is June 30, 2000.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE YEAR         PAST THREE YEARS     SINCE INCEPTION
91.19%                (29.75)%             (22.65)%

26  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW

TURNER FINANCIAL SERVICES FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Financial Services Fund seeks long-term capital appreciation. It invests in common stocks and other equity securities of U.S. financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that the Adviser believes have above average growth potential or that are undervalued. The Adviser also invests in financial services companies that it believes to be potential merger or acquisition targets. The Fund's holdings will be concentrated in the financial services industry.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



98.8% Financial services

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

[] Ticker symbol TFFIX
[] CUSIP #87252R698
[] Top 10 holdings
   (1) Citigroup
   (2) Wells Fargo
   (3) Lehman Brothers Holdings
   (4) Goldman Sachs Group
   (5) American International Group
   (6) Golden West Financial
   (7) American Express
   (8) Morgan Stanley
   (9) SEI Investments
  (10) Investors Financial Services
[] % in 10 largest holdings 41.9%
[] Number of holdings 34
[] Price/earnings ratio 15.3
[] Weighted average market capitalization $34.41 billion
[] % of holdings with positive earnings surprises 87.0%
[] % of holdings with negative earnings surprises 13.0%
[] Net assets $17 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER FINANCIAL SERVICES FUND:
MAY 31, 1996-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                            TURNER FINANCIAL SERVICES FUND              S&P 500 FINANCIALS INDEX
5/31/96                                $10000                                 $10000
SEP 96                                  10752                                  10939
SEP 97                                  16893                                  17212
SEP 98                                  14579                                  16772
SEP 99                                  17684                                  19625
SEP 00                                  24439                                  26264
SEP 01                                  19326                                  22736
SEP 02                                  17204                                  19412
SEP 03                                  23389                                  24434

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Financial Services Fund is May 22, 1996.

(1) Returns prior to November 12, 2001, represent performance of the Titan Financial Services Fund.

ANNUALIZED TOTAL RETURNS(1)
Periods ending September 30, 2003
--------------------------------------------------------------------------------
   PAST ONE      PAST THREE      PAST FIVE      SINCE
   YEAR          YEARS           YEARS          INCEPTION
   35.95%        (1.45)%         9.92%          12.26%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 27

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER HEALTHCARE & BIOTECHNOLOGY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Healthcare & Biotechnology Fund seeks long-term capital appreciation. It invests in equity securities issued by healthcare and biotechnology companies that are traded in the United States. Healthcare companies include pharmaceutical companies, companies involved in research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. Biotechnology companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund's holdings will be concentrated in the healthcare industry.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

96.0% Healthcare & biotechnology

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

            INVESTMENT STYLE

[] Ticker symbol THBCX
[] CUSIP #87252R755
[] Top 10 holdings
   (1) Wyeth
   (2) Pfizer
   (3) Bristol-Myers Squibb
   (4) Abbott Laboratories
   (5) Pharmaceutical Resources
   (6) Amgen
   (7) Patterson Dental
   (8) Anthem
   (9) Mid Atlantic Medical Services
  (10) Zimmer Holdings
[] % in 10 largest holdings 47.1%
[] Number of holdings 39
[] Price/earnings ratio 18.9
[] Weighted average market capitalization $34.25 billion
[] % of holdings with positive earnings surprises 89.1%
[] % of holdings with negative earnings surprises 7.7%
[] Net assets $15 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HEALTHCARE & BIOTECHNOLOGY FUND:
FEBRUARY 28, 2001-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                          TURNER HEALTHCARE & BIOTECHNOLOGY FUND                  S&P 500 HEALTH CARE INDEX
2/28/01                                  $10000                                          $10000
SEP 01                                    11151                                            9467
SEP 02                                     9851                                            7393
SEP 03                                    12336                                            8239

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Healthcare & Biotechnology Fund is February 28, 2001.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 25.23%                 8.46%

 28  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TAX MANAGED U.S. EQUITY FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Tax Managed U.S. Equity Fund seeks long-term capital appreciation while attempting to minimize the impact of taxes on the returns earned by shareholders. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to federal income tax consequences. It expects to employ a number of strategies to minimize taxable distribution to shareholders. In selecting companies, Turner typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital. When deciding to sell a security, Turner considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realized capital losses. However, Turner may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

21.3% Financial services
17.1% Consumer discretionary/services
15.0% Technology
14.5% Healthcare
7.3% Utilities/communications
7.2% Consumer staples
4.8% Energy
4.2% Producer durables
4.1% Materials/processing
2.6% Automotive/transportation


--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

              INVESTMENT STYLE

[]  Ticker symbol TTMEX
[]  CUSIP #87252R748
[]  Top 10 holdings
   (1) Citigroup
   (2) Wal-Mart Stores
   (3) Pfizer
   (4) American International Group
   (5) Intel
   (6) General Electric
   (7) Procter & Gamble
   (8) Cisco Systems
   (9) Comcast, Cl A
  (10) American Express
[] % in 10 largest holdings 23.4%
[] Number of holdings 102
[] Price/earnings ratio 20.1
[] Weighted average market capitalization $68.16 billion
[] % of holdings with positive earnings surprises 86.8%
[] % of holdings with negative earnings surprises 13.2%
[] Net assets $6 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TAX MANAGED U.S. EQUITY FUND:
FEBRUARY 28, 2001-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                      TURNER TAX MANAGED US EQUITY FUND                  S&P 500 COMPOSITE INDEX
2/28/01                           $10000                                        $10000
SEP 01                              8181                                          8459
SEP 02                              6291                                          6726
SEP 03                              8041                                          8366

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Tax Managed U.S. Equity Fund is February 28, 2001.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------

 PAST ONE YEAR          SINCE INCEPTION
 27.82%                 (8.10)%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 29

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER STRATEGIC VALUE AND HIGH INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Strategic Value and High Income Fund seeks total return through a combination of long-term capital growth and high current income. The Fund is a "fund of funds", which means that it invests substantially all of its assets in shares of other Turner Funds rather than in individual securities. As a fund of funds, the Fund pursues its goal by investing substantially all of its assets in shares of the Turner Small Cap Equity Fund, the Turner Small Cap Value Opportunities Fund, the Turner High Yield Fund and the Turner Ultra Short Duration Fixed Income Fund. As a result, the investment performance of the Fund is directly related to the performance of the underlying funds. As of September 30, 2003 the Turner Strategic Value and High Income Fund was investing 50% of its assets in each of the Small Cap Value Opportunities Fund and High Yield Fund.

--------------------------------------------------------------------------------
CURRENT INVESTMENT WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



51.0% Turner Small Cap Value Opportunities Fund

49.1% Turner High Yield Fund

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

             INVESTMENT STYLE

[]  Ticker symbol TSVIX
[]  CUSIP #900297862
[]  2 holdings
   (1) Turner Small Cap Value Opportunities Fund, Cl II
   (2) Turner High Yield Fund, Cl I
[] % in 2 holdings 100.0%
[] Number of holdings 2
[] Net assets $443 thousand

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER STRATEGIC VALUE AND HIGH
INCOME FUND:
OCTOBER 31, 2002-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]


                      TURNER STRATEGIC VALUE & HIGH INCOME FUND                      S&P 500 COMPOSITE INDEX
10/31/02                               $10000                                                $10000
SEP 03                                  12860                                                 11434

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Strategic Value and High Income Fund is October 31, 2002.

CUMULATIVE TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
 SINCE INCEPTION
 28.57%


 30  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Core Fixed Income Fund seeks high current income consistent with reasonable risk to capital. The Fund invests primarily in U.S. government obligations and other investment grade fixed income securities, including corporate debt obligations and mortgage- and asset-backed securities. In selecting investments for the Fund, the Sub-Adviser, Clover Capital Management, chooses fixed income securities of issuers that it believes will offer attractive income potential with an acceptable level of risk. Clover will invest in fixed income obligations of different types and maturities depending on its current assessment of the relative market values of the sectors in which the Fund invests. Clover does not attempt to forecast interest rate changes.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



38.7% Corporate bonds
32.2% Mortgage-backed securities
19.7% Treasury securities
6.1% Agency debt

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

             INVESTMENT STYLE

[]  Ticker symbol TCFIX
[]  CUSIP #87252R201
[]  Top 10 holdings
   (1) FHLMC CMO/REMIC Ser 2522, Cl PB, 4.750%, 11/15/14
   (2) U.S. Treasury Bonds, 7.500%, 11/15/16
   (3) FNMA Pool #254759, 4.500%, 06/01/18
   (4) U.S. Treasury Bonds, 7.250%, 05/15/16
   (5) SLMA, 6.470%, 10/03/22
   (6) Wal-Mart Stores, 6.875%, 08/10/09
   (7) U.S. Treasury Notes, 3.250%, 08/15/08
   (8) Natural Fuel Gas, Ser D, MTN, 6.303%, 05/27/08
   (9) FNMA CMO/REMIC Ser 2003-41, Cl XT, 4.500%, 07/25/15
  (10) Emerson Electric, 7.125%, 08/15/10
[] % in 10 largest holdings 41.2%
[] Number of holdings 56
[] Average effective duration 4.9 years
[] Average maturity 6.34 years
[] Average yield to maturity 3.8%
[] Average credit quality AA3
[] Net assets $43 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER CORE FIXED INCOME FUND:
SEPTEMBER 30, 1993-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                  TURNER CORE FIXED INCOME FUND                LEHMAN US AGGREGATE BOND INDEX
SEP 93                        $10000                                        $10000
SEP 94                          9730                                          9678
SEP 95                         11075                                         11040
SEP 96                         11649                                         11578
SEP 97                         12771                                         12706
SEP 98                         14217                                         14167
SEP 99                         13964                                         14115
SEP 00                         14971                                         15102
SEP 01                         16766                                         17057
SEP 02                         18250                                         18524
SEP 03                         18865                                         19524

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Core Fixed Income Fund is December 6, 1991.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE        PAST THREE      PAST FIVE    PAST TEN
YEAR            YEARS           YEARS        YEARS
3.37%           8.01%           5.82%        6.55%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 31

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER TOTAL RETURN FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Total Return Fixed Income Fund seeks current income and capital appreciation, an objective that emphasizes total return rather than just yield alone. It invests in investment-grade fixed-income securities, including U.S. government, corporate, mortgage-backed and asset-backed securities.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

17.5% Treasury securities
16.4% Consumer discretion
16.2% Financial services
9.0% Material & processing
6.8% Mortgage-backed securities
5.5% Automotive & transportation
5.3% Producer durables
3.8% Utilities/communications

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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        VALUE                  GROWTH

             INVESTMENT STYLE

[]  Ticker symbol THQFX
[]  CUSIP #87252R847
[]  Top 10 holdings
   (1) U.S. Treasury Notes, 3.250%, 08/15/08
   (2) Goldman Sachs Mortgage Securities II, Ser 1998-C1, Cl A1, 6.060%,
       10/18/30
   (3) Goldman Sachs, 5.700%, 09/01/12
   (4) General Motors Acceptance, 6.125%, 09/15/06
   (5) International Lease Finance, 5.875%, 05/01/13
   (6) John Deere Capital, 5.100%, 01/15/13
   (7) General Electric, 5.000%, 02/01/13
   (8) Dow Chemical, 5.250%, 05/14/04
   (9) SLM, Ser A, MTN, 5.000%, 10/01/13
  (10) Nextel Communications, 9.500%, 02/01/11
[] % in 10 largest holdings 65.6%
[] Number of holdings 15
[] Average effective duration 3.84 years
[] Average maturity 5.13 years
[] Average yield to maturity 3.9%
[] Average credit quality AA+
[] Convexity 0.06
[] Net assets $268 thousand

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER TOTAL RETURN FIXED INCOME FUND:
JUNE 30, 1999-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                     TURNER TOTAL RETURN FIXED INCOME FUND              LEHMAN AGGREGATE BOND INDEX
6/30/99                          $10000                                          $10000
SEP 99                            10047                                           10068
SEP 00                            10748                                           10772
SEP 01                            12024                                           12167
SEP 02                            12859                                           13214
SEP 03                            12037                                           13927

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Total Return Fixed Income Fund is June 30, 1999.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE YEAR      PAST THREE YEARS      SINCE INCEPTION
(6.39)%            3.85%                 4.46%

32  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER HIGH YIELD FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner High Yield Fund seeks high current income and capital appreciation. It invests primarily in fixed income securities rated below investment grade.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]



19.1% Utilities and communications
19.0% Materials and processing
11.6% Consumer discretion
10.2% Automotive and transportation
10.1% Energy
6.3% Real estate
6.2% Healthcare
4.0% Producer durables
3.5% Consumer staples
1.8% Financial services
1.1% Miscellaneous

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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I                 |           |
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T   M             |     X     |
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N   L   -----------------------------------

        VALUE                  GROWTH

             INVESTMENT STYLE

[]  Ticker symbol PCSHX
[]  CUSIP #872524707
[]  Top 10 holdings
   (1) Freeport-McMoRan Copper & Gold, 10.125%, 02/01/10
   (2) United Auto Group, 9.625%, 03/15/12
   (3) Argosy Gaming, 9.000%, 09/01/11
   (4) Stena, 9.625%, 12/01/12
   (5) Case New Holland, 9.250%, 08/01/11
   (6) Crown Euro Holdings, 9.500%, 03/01/11
   (7) Echostar DBS, 9.375%, 02/01/09
   (8) Medex, 8.875%, 05/15/13
   (9) Nextel Communications, 9.500%, 02/01/11
  (10) Sequa, 9.000%, 08/01/09
[] % in 10 largest holdings 22.5%
[] Number of holdings 67
[] Average effective duration 3.64 years
[] Average maturity 7.1 years
[] Average yield to maturity 7.57%
[] Average credit quality BB
[] Net assets $9 million

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER HIGH YIELD FUND:
FEBRUARY 28, 1998-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                         TURNER HIGH YIELD BOND FUND             MERRILL LYNCH HIGH YIELD, CASH PAY INDEX
2/28/98                            $10000                                         $10000
SEP 98                               9278                                           9895
SEP 99                              10080                                          10265
SEP 00                              10137                                          10391
SEP 01                               7739                                          10045
SEP 02                               7116                                           9825
SEP 03                               8635                                          12598

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares.
The inception date of the Turner High Yield Fund is February 27, 1998.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
PAST ONE         PAST THREE      PAST FIVE      SINCE
YEAR             YEARS           YEARS          INCEPTION

21.61%           (5.14)%         (1.38)%        (2.56)%

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 33

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER ULTRA SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Ultra Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest-rate risk by maintaining an average effective duration no greater than that of a one-year Treasury note.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

78.6% MORTGAGE-BACKED SECURITIES
6.2%  AGENCY SECURITIES
2.2% ASSET-BACKED SECURITIES

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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                  |           |
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I                 |           |
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A   S             |           |
T   M             |     X     |
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N   L   -----------------------------------

        VALUE                  GROWTH

               INVESTMENT STYLE

[] Ticker symbol TSDOX, Class I Shares
[] CUSIP #872524103, Class I Shares
[] Top 10 holdings
   (1) FHLMC CMO/REMIC, Ser 2463, Cl PE, 6.000%, 03/15/28
   (2) FHLMC CMO/REMIC, Ser 2407, Cl DF, 6.000%, 05/15/25
   (3) FHLMC CMO/REMIC, Ser 2586, Cl XG, 4.000%, 12/15/32
   (4) FHLMC CMO/REMIC, Ser 2527, Cl LU, 3.790%, 12/15/28
   (5) FHLMC CMO/REMIC, Ser 2370, Cl GC, 6.000%, 07/15/27
   (6) FNMA CMO/REMIC, Ser 2001-4, Cl PB, 7.000%, 04/25/20
   (7) FNMA CMO/REMIC, Ser 2002-82, Cl PC, 6.000%, 02/25/29
   (8) FHLMC CMO/REMIC, Ser 2527, Cl LT, 3.870%, 12/15/28
   (9) FHLMC CMO/REMIC, Ser 2586, Cl WA, 4.000%, 12/15/32
  (10) FHLMC CMO/REMIC, Ser 2416, Cl PN, 6.000%, 11/15/28
[] % in 10 largest holdings 36.5%
[] Number of holdings 93
[] Average effective duration 0.6 years
[] Average maturity 0.72 years
[] Average yield to maturity 2.04%
[] Average credit quality Agency
[] Convexity (0.15)
[] Net assets $463 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:
MARCH 31, 1994-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                   TURNER ULTRA SHORT DURATION FIXED INCOME FUND, CLASS I           MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
3/1/94                                  $10000                                                         $10000
SEP 94                                   10231                                                          10235
SEP 95                                   10935                                                          10837
SEP 96                                   11704                                                          11431
SEP 97                                   12428                                                          12047
SEP 98                                   13201                                                          12693
SEP 99                                   13906                                                          13289
SEP 00                                   14788                                                          14058
SEP 01                                   15836                                                          14824
SEP 02                                   16304                                                          15120
MAR 03                                   16532                                                          15320

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the share- holder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Ultra Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.

** Class II Shares were offered beginning on February 27, 1998. Class II Shares' performance for the periods prior to February 27, 1998 reflects the performance of the Fund's Class I Shares. The performance of the Class I Shares has not been adjusted to reflect the higher internal operating expenses of the Class II Shares. If it had, performance would have been lower than shown.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
                 PAST ONE    PAST THREE  PAST FIVE   SINCE
                 YEAR        YEARS       YEARS       INCEPTION

Class I Shares   1.40%       3.79%       4.60%       5.39%
Class II Shares  1.15%       3.53%       4.31%       5.21%**

34  | TURNER FUNDS 2003 ANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SHORT DURATION FIXED INCOME FUND

--------------------------------------------------------------------------------
FUND OBJECTIVE

The Turner Short Duration Fixed Income Fund seeks to produce maximum total return consistent with the preservation of capital and investment prudence. It invests primarily in high-grade securities issued or guaranteed by the U.S. government or its agencies. The Fund seeks to limit fluctuations in principal and reduce interest rate risk by maintaining an average effective duration no greater than that of a three-year Treasury Bill.

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS:

[BAR GRAPH OMITTED, PLOT POINTS FOLLOWS]

58.4% MORTGAGE-BACKED SECURITIES
10.1% TREASURY SECURITIES
7.3% AGENCY DEBT
6.6% FINANCIAL SERVICES
4.2% ASSET-BACKED SECURITIES
2.1% MATERIALS & PROCESSING
1.5% UTILITIES/COMMUNICATIONS
1.0% AUTOMOTIVE & TRANSPORTATION
0.1% CONSUMER DISCRETIONARY

--------------------------------------------------------------------------------
FUND PROFILE

SEPTEMBER 30, 2003


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T                 |           |
                  |           |
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I                 |           |
Z                 |           |
A   S             |           |
T   M             |           |
I   A             |           |
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N   L   -----------------------------------

        VALUE                  GROWTH

              INVESTMENT STYLE

[]  Ticker symbol TSDGX, Class I Shares
[]  CUSIP #872524202, Class I Shares
[]  Top 10 holdings
   (1) U.S. Treasury Notes, 2.375%, 08/15/06
   (2) FHLMC CMO/REMIC Ser 2416, Cl PN, 6.000%, 11/15/28
   (3) FHLMC CMO/REMIC Ser 2590, Cl UL, 3.750%, 03/15/32
   (4) SLMA, 1.320%, 09/15/05
   (5) FHLMC CMO/REMIC Ser 2515, Cl ED, 5.000%, 03/15/17
   (6) FNMA, 2.750%, 11/21/06
   (7) FNMA CMO/REMIC Ser 2001-68, Cl JL, 5.500%, 05/25/23
   (8) FNMA CMO/REMIC Ser 2003-33, Cl PC, 4.500%, 03/25/27
   (9) FHLB, Ser DU07, 2.840%, 02/28/07
  (10) U.S. Treasury Notes, 4.750%, 11/15/08
[] % in 10 largest holdings 33.6%
[] Number of holdings 113
[] Average effective duration 1.43 years
[] Average maturity 1.66 years
[] Average yield to maturity 2.39%
[] Average credit quality Agency
[] Convexity (0.15)
[] Net assets $253 million, Class I Shares

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION FIXED INCOME FUND, CLASS I SHARES:

MARCH 31, 1994-SEPTEMBER 30, 2003*

[LINE GRAPH OMITTED, PLOT POINTS FOLLOWS]

                         TURNER SHORT DURATION FIXED INCOME FUND, CLASS I          LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX
3/1/94                                      $10000                                                  $10000
SEP 94                                       10089                                                   10049
SEP 95                                       10976                                                   10871
SEP 96                                       11637                                                   11488
SEP 97                                       12463                                                   12279
SEP 98                                       13469                                                   13253
SEP 99                                       13858                                                   13676
SEP 00                                       14690                                                   14475
SEP 01                                       16063                                                   16019
SEP 02                                       16817                                                   16956
MAR 03                                       17178                                                   17431

* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than its original cost. The performance in the above graph does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Short Duration Fixed Income Fund (Class I Shares) is March 1, 1994.

** Class II Shares were offered beginning on April 28, 1999. Class II Shares' performance for the periods prior to April 28, 1999 reflects the performance of the Fund's Class I Shares. The performance of the Class I Shares has not been adjusted to reflect the higher internal operating expenses of the Class II Shares. If it had, performance would have been lower than shown.

ANNUALIZED TOTAL RETURNS
Periods ending September 30, 2003
--------------------------------------------------------------------------------
                   PAST ONE    PAST THREE   PAST FIVE   SINCE
                   YEAR        YEARS        YEARS       INCEPTION
Class I Shares     2.15%       5.35%        4.98%       5.81%
Class II Shares    1.79%       5.10%        5.96%**     6.20%**

                                           TURNER FUNDS 2003 ANNUAL REPORT  | 35

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND
September 30, 2003

                                                                           Value
                                                             Shares        (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.2%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--1.2%
--------------------------------------------------------------------------------
Paychex                                                      27,730      $   941
                                                                         -------
Total Accounting/tax preparation/
    bookkeeping/payroll services                                             941
                                                                         -------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.8%
--------------------------------------------------------------------------------
AOL Time Warner*                                             95,120        1,437
                                                                         -------
Total Advertising & related services                                       1,437
                                                                         -------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Air Products & Chemicals                                     12,400          559
                                                                         -------
Total Basic chemical manufacturing                                           559
                                                                         -------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--4.8%
--------------------------------------------------------------------------------
Coca-Cola                                                    47,720        2,050
PepsiCo                                                      38,870        1,782
                                                                         -------
Total Beverage manufacturing                                               3,832
                                                                         -------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--2.7%
--------------------------------------------------------------------------------
Comcast, Cl A*                                               31,790          982
InterActive*                                                 34,760        1,149
                                                                         -------
Total Cable networks &
    program distribution                                                   2,131
                                                                         -------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--6.1%
--------------------------------------------------------------------------------
Cisco Systems*                                              151,360        2,957
Motorola                                                     51,700          619
Nokia ADR                                                    79,030        1,233
                                                                         -------
Total Communications equipment
    manufacturing                                                          4,809
                                                                         -------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.0%
--------------------------------------------------------------------------------
EMC*                                                         60,190          760
                                                                         -------
Total Computer & peripheral
    equipment manufacturing                                                  760
                                                                         -------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.0%
--------------------------------------------------------------------------------
First Data                                                   19,200          767
                                                                         -------
Total Data processing services                                               767
                                                                         -------



                                                                           Value
                                                             Shares        (000)
--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Carnival                                                     29,650      $   975
                                                                         -------
Total Deep sea, coastal &
    great lakes water transportation                                         975
                                                                         -------

--------------------------------------------------------------------------------
DEPARTMENT STORES--4.1%
--------------------------------------------------------------------------------
Wal-Mart Stores                                              58,240        3,253
                                                                         -------
Total Department stores                                                    3,253
                                                                         -------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--7.8%
--------------------------------------------------------------------------------
General Electric                                            207,400        6,183
                                                                         -------
Total Electrical equipment
    manufacturing                                                          6,183
                                                                         -------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.0%
--------------------------------------------------------------------------------
eBay*                                                        14,960          801
                                                                         -------
Total Electronic shopping &
    mail-order houses                                                        801
                                                                         -------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.8%
--------------------------------------------------------------------------------
Best Buy*                                                    13,360          635
                                                                         -------
Total Electronics & appliance stores                                         635
                                                                         -------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.9%
--------------------------------------------------------------------------------
Sysco                                                        22,300          729
                                                                         -------
Total Grocery & related
    product wholesalers                                                      729
                                                                         -------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.3%
--------------------------------------------------------------------------------
Bed Bath & Beyond*                                           27,250        1,040
                                                                         -------
Total Home furnishings stores                                              1,040
                                                                         -------

--------------------------------------------------------------------------------
INFORMATION SERVICES--1.4%
--------------------------------------------------------------------------------
Yahoo!*                                                      30,570        1,082
                                                                         -------
Total Information services                                                 1,082
                                                                         -------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--3.1%
--------------------------------------------------------------------------------
American International Group                                 26,980        1,557
UnitedHealth Group                                           18,240          918
                                                                         -------
Total Insurance carriers                                                   2,475
                                                                         -------

36 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND



                                                                          Value
                                                            Shares        (000)
--------------------------------------------------------------------------------
Medical equipment & supplies
    manufacturing--0.9%
--------------------------------------------------------------------------------
Boston Scientific*                                          11,680       $   745
                                                                         -------
Total Medical equipment &
    supplies manufacturing                                                   745
                                                                         -------
--------------------------------------------------------------------------------
Mining support activities--0.7%
--------------------------------------------------------------------------------
Halliburton                                                 22,900           555

Total Mining support activities                                              555
                                                                         -------
--------------------------------------------------------------------------------
Navigational/measuring/medical/
    control instruments manufacturing--1.8%
--------------------------------------------------------------------------------
Medtronic                                                   30,310         1,422
                                                                         -------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                                          1,422
                                                                         -------
--------------------------------------------------------------------------------
Nondepository credit intermediation--1.4%
--------------------------------------------------------------------------------
American Express                                            25,080         1,130

Total Nondepository credit
    intermediation                                                         1,130
                                                                         -------
--------------------------------------------------------------------------------
Other electrical equipment &
    component manufacturing--0.9%
--------------------------------------------------------------------------------
Corning*                                                    76,480           720
                                                                         -------
Total Other electrical equipment &
    component manufacturing                                                  720
                                                                         -------
--------------------------------------------------------------------------------
Pharmaceutical & medicine
    manufacturing--20.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                         38,100         1,621
Amgen*                                                      44,620         2,881
Bristol-Myers Squibb                                        38,900           998
Gilead Sciences*                                            13,160           736
Pfizer                                                     194,947         5,923
Teva Pharmaceutical
    Industries ADR                                          20,170         1,153
Wyeth                                                       55,930         2,578
                                                                         -------

Total Pharmaceutical & medicine
    manufacturing                                                         15,890
                                                                         -------

                                                                           Value
                                                             Shares        (000)
--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.6%
--------------------------------------------------------------------------------
Southwest Airlines                                          71,500       $ 1,266
                                                                         -------
Total Scheduled air transportation                                         1,266
                                                                         -------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.3%
--------------------------------------------------------------------------------
Genentech*                                                  12,770         1,023
                                                                         -------
Total Scientific r&d services                                              1,023
                                                                         -------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.4%
--------------------------------------------------------------------------------
Charles Schwab                                             106,230         1,265
Goldman Sachs Group                                         11,370           954
Morgan Stanley                                              25,700         1,297
                                                                         -------
Total Security & commodity
    contracts intermediation & brokerage                                   3,516
                                                                         -------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--12.8%
--------------------------------------------------------------------------------
Analog Devices*                                             23,060           877
Applied Materials*                                         102,120         1,853
Intel                                                      138,690         3,815
Micron Technology*                                          73,800           990
Texas Instruments                                           49,580         1,130
Tyco International                                          39,300           803
Xilinx*                                                     25,340           723
                                                                         -------
Total Semiconductor & other
    electronic component manufacturing                                    10,191
                                                                         -------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Colgate-Palmolive                                           16,450           919
Procter & Gamble                                            27,010         2,507
                                                                         -------
Total Soap, cleaners & toilet
    preparation manufacturing                                              3,426
                                                                         -------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--7.3%
--------------------------------------------------------------------------------
Electronic Arts*                                             8,680           801
Microsoft                                                  178,480         4,960
                                                                         -------
Total Software publishers                                                  5,761
                                                                         -------

                                            TURNER FUNDS 2003 ANNUAL REPORT | 37

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER DISCIPLINED LARGE CAP GROWTH FUND

                                                      Shares/Face          Value
                                                     Amount (000)          (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--0.9%
--------------------------------------------------------------------------------
Nortel Networks                                           181,790      $    745
                                                                       ---------
Total Telecommunications                                                    745
                                                                       ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $70,690)                                                       78,799
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.6%
--------------------------------------------------------------------------------
ABN-Amro (A)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    $1,288,707 (collateralized by
    U.S. Government obligations,
    total market value $1,315,069)                      $   1,289         1,289

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $1,289)                                                         1,289
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.8%
    (COST $71,979)                                                       80,088
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.8)%
--------------------------------------------------------------------------------
Payable due to investment adviser                                           (30)
Payable due to administrator                                                 (9)
Other assets and liabilities, net                                          (633)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (672)
--------------------------------------------------------------------------------


                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 17,206,477 outstanding shares
    of beneficial interest                                             $105,725
Undistributed net investment income                                          19
Accumulated net realized loss
    on investments                                                      (34,437)
Net unrealized appreciation
    on investments                                                        8,109

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                  $79,416
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                                       $4.62
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.




38 | TURNER FUNDS 2003 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH OPPORTUNITIES FUND
September 30, 2003

                                                                           Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--100.1%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/BOOKKEEPING/
    PAYROLL SERVICES--1.2%
--------------------------------------------------------------------------------
Paychex                                                        1,220       $  41
                                                                           -----
Total Accounting/tax preparation/
    bookkeeping/payroll services                                              41
                                                                           -----

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.4%
--------------------------------------------------------------------------------
AOL Time Warner*                                               3,300          50
                                                                           -----
Total Advertising & related services                                          50
                                                                           -----

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--4.4%
--------------------------------------------------------------------------------
Comcast, Cl A*                                                 1,950          60
EchoStar Communications, Cl A*                                   980          38
InterActive*                                                   1,720          57
                                                                           -----
Total Cable networks & program
    distribution                                                             155
                                                                           -----

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--6.3%
--------------------------------------------------------------------------------
Cisco Systems*                                                 5,200         101
Motorola                                                       2,400          29
Nokia ADR                                                      5,900          92
                                                                           -----
Total Communications equipment
    manufacturing                                                            222
                                                                           -----

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.0%
--------------------------------------------------------------------------------
EMC*                                                           5,720          72
                                                                           -----
Total Computer & peripheral
    equipment manufacturing                                                   72
                                                                           -----

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
Sungard Data Systems*                                          1,660          44
                                                                           -----
Total Computer systems design &
    related services                                                          44
                                                                           -----

--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Dean Foods*                                                    1,300          40
                                                                           -----
Total Dairy product manufacturing                                             40
                                                                           -----


                                                                           Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--3.5%
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*                              930     $    45
First Data                                                     1,000          40
Fiserv*                                                        1,060          39
                                                                           -----
Total Data processing services                                               124
                                                                           -----

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.1%
--------------------------------------------------------------------------------
Carnival                                                       1,200          39
                                                                           -----
Total Deep sea, coastal & great lakes
    water transportation                                                      39
                                                                           -----

--------------------------------------------------------------------------------
DEPARTMENT STORES--3.0%
--------------------------------------------------------------------------------
Wal-Mart Stores                                                1,892         106
                                                                           -----
Total Department stores                                                      106
                                                                           -----

--------------------------------------------------------------------------------
DRY CLEANING & LAUNDRY SERVICES--1.1%
--------------------------------------------------------------------------------
Cintas                                                         1,080          40
                                                                           -----
Total Dry cleaning & laundry services                                         40
                                                                           -----

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
General Electric                                               3,000          89
                                                                           -----
Total Electrical equipment
    manufacturing                                                             89
                                                                           -----

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.6%
--------------------------------------------------------------------------------
eBay*                                                          1,060          57
                                                                           -----
Total Electronic shopping &
    mail-order houses                                                         57
                                                                           -----

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.0%
--------------------------------------------------------------------------------
Best Buy*                                                        770          37
CDW 590                                                           34
                                                                           -----
Total Electronics & appliance stores                                          71
                                                                           -----

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.1%
--------------------------------------------------------------------------------
Manpower                                                       1,060          39
                                                                           -----
Total Employment services                                                     39
                                                                           -----

                                            TURNER FUNDS 2003 ANNUAL REPORT | 39

FINANCIAL STATEMENTS


SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND



                                                                           Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Kla-Tencor*                                                      700       $  36
Lam Research*                                                  1,760          39
                                                                           -----
Total Industrial machinery manufacturing                                      75
                                                                           -----

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.5%
--------------------------------------------------------------------------------
Juniper Networks*                                              2,800          42
Yahoo!*                                                        1,270          45
                                                                           -----
Total Information services                                                    87
                                                                           -----

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.8%
--------------------------------------------------------------------------------
American International Group                                     980          57
Anthem*                                                          620          44
                                                                           -----
Total Insurance carriers                                                     101
                                                                           -----

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.6%
--------------------------------------------------------------------------------
Starbucks*                                                     1,940          56
                                                                           -----
Total Limited-service eating places                                           56
                                                                           -----

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Boston Scientific*                                               920          59
Zimmer Holdings*                                                 880          48
                                                                           -----
Total Medical equipment & supplies
    manufacturing                                                            107
                                                                           -----

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.5%
--------------------------------------------------------------------------------
Halliburton                                                    2,240          54
                                                                           -----
Total Mining support activities                                               54
                                                                           -----

--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.3%
--------------------------------------------------------------------------------
Williams                                                       4,780          45
                                                                           -----
Total Natural gas distribution                                                45
                                                                           -----

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Medtronic                                                      1,000          47
                                                                           -----
Total Navigational/measuring/medical/
    control instruments manufacturing                                         47
                                                                           -----


                                                                           Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.4%
--------------------------------------------------------------------------------
American Express                                               1,090       $  49
                                                                           -----
Total Nondepository credit intermediation                                     49
                                                                           -----

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.0%
--------------------------------------------------------------------------------
Caremark Rx*                                                   1,500          34
                                                                           -----
Total Offices of physicians                                                   34
                                                                           -----

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Corning*                                                       4,910          46
                                                                           -----
Total Other electrical equipment &
    component manufacturing                                                   46
                                                                           -----

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--12.0%
--------------------------------------------------------------------------------
Abbott Laboratories                                              850          36
Amgen*                                                         1,360          88
Bristol-Myers Squibb                                           1,400          36
Gilead Sciences*                                                 670          37
Pfizer                                                         4,467         136
Teva Pharmaceutical Industries ADR                               730          42
Wyeth                                                          1,100          51
                                                                           -----
Total Pharmaceutical & medicine
    manufacturing                                                            426
                                                                           -----

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.9%
--------------------------------------------------------------------------------
El Paso                                                        4,200          31
                                                                           -----
Total Pipeline transportation
    of natural gas                                                            31
                                                                           -----

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.2%
--------------------------------------------------------------------------------
Genentech*                                                       520          42
                                                                           -----
Total Scientific r&d services                                                 42
                                                                           -----

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.5%
--------------------------------------------------------------------------------
Charles Schwab                                                 2,500          30
Goldman Sachs Group                                              720          60
                                                                           -----
Total Security & commodity contracts
    intermediation & brokerage                                                90
                                                                           -----

40 | TURNER FUNDS 2003 ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--15.9%
--------------------------------------------------------------------------------
Analog Devices*                                              1,210        $   46
Applied Materials*                                           2,650            48
Intel                                                        5,100           140
LSI Logic*                                                   3,900            35
Micron Technology*                                           5,270            71
Sanmina-SCI*                                                 4,310            42
STMicroelectronics, NY Shares                                2,200            53
Taiwan Semiconductor
    Manufacturing ADR*                                       4,480            48
Texas Instruments                                            2,200            50
Xilinx*                                                      1,150            33
                                                                          ------
Total Semiconductor & other electronic
    component manufacturing                                                  566
                                                                          ------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--10.8%
--------------------------------------------------------------------------------
Electronic Arts*                                               600            55
Mercury Interactive*                                           850            39
Microsoft                                                    8,900           247
Siebel Systems*                                              4,490            44
                                                                          ------
Total Software publishers                                                    385
                                                                          ------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.4%
--------------------------------------------------------------------------------
Nortel Networks                                             12,450            51
                                                                          ------
Total Telecommunications                                                      51
                                                                          ------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.1%
--------------------------------------------------------------------------------
MGM Mirage*                                                  1,000            37
Starwood Hotels &
    Resorts Worldwide                                        1,050            36
                                                                          ------
Total Traveler accommodation                                                  73
                                                                          ------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $3,178)                                                          3,554
--------------------------------------------------------------------------------



                                                       Face Amount         Value
                                                             (000)         (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.3%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $81,100 (collateralized by
    U.S. Government obligations,
    total market value $82,841)                                $81        $   81

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $81)                                                                81
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.4%
    (COST $3,259)                                                         $3,635
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Percentages are based on net assets of $3,551,041.
The accompanying notes are an integral part of the financial statements.


                                            TURNER FUNDS 2003 ANNUAL REPORT | 41

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
September 30, 2003


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.5%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.6%
--------------------------------------------------------------------------------
Interpublic Group#                                         340,900       $ 4,814
                                                                         -------
Total Advertising & related services                                       4,814
                                                                         -------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Smith International*                                        99,500         3,580
                                                                         -------
Total Agriculture, construction &
    mining machinery manufacturing                                         3,580
                                                                         -------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
Fluor                                                      143,770         5,367
Tetra Tech*                                                186,980         3,723
                                                                         -------
Total Architectural, engineering &
    related services                                                       9,090
                                                                         -------

--------------------------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Flowers Foods                                              124,710         2,843
                                                                         -------
Total Bakeries & tortilla manufacturing                                    2,843
                                                                         -------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Air Products & Chemicals                                    99,290         4,478
                                                                         -------
Total Basic chemical manufacturing                                         4,478
                                                                         -------

--------------------------------------------------------------------------------
BOILER, TANK & SHIPPING CONTAINER
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Crown Holdings*                                            559,950         3,780
                                                                         -------
Total Boiler, tank & shipping
    container manufacturing                                                3,780
                                                                         -------

--------------------------------------------------------------------------------
CLOTHING STORES--0.8%
--------------------------------------------------------------------------------
Chico's FAS*#                                              207,990         6,373
                                                                         -------
Total Clothing stores                                                      6,373
                                                                         -------

--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.0%
--------------------------------------------------------------------------------
Comverse Technology*                                       508,830         7,612
                                                                         -------
Total Commercial/industrial
    equipment rental & leasing                                             7,612
                                                                         -------


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Polycom*                                                   340,480       $ 5,655
Western Wireless, Cl A*                                    207,300         3,864
                                                                         -------
Total Communications equipment
    manufacturing                                                          9,519
                                                                         -------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Integrated Device Technology*                              539,048         6,695
Network Appliance*                                         258,490         5,307
                                                                         -------
Total Computer & peripheral
    equipment manufacturing                                               12,002
                                                                         -------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.0%
--------------------------------------------------------------------------------
Checkfree*                                                 168,460         3,369
Enterasys Networks*                                        743,760         2,975
Sungard Data Systems*                                      350,660         9,226
                                                                         -------
Total Computer systems design &
    related services                                                      15,570
                                                                         -------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.4%
--------------------------------------------------------------------------------
Quiksilver*                                                209,800         3,346
                                                                         -------
Total Cut & sew apparel manufacturing                                      3,346
                                                                         -------

--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Dean Foods*                                                175,760         5,454
                                                                         -------
Total Dairy product manufacturing                                          5,454
                                                                         -------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.5%
--------------------------------------------------------------------------------
Ceridian*                                                  237,640         4,425
Fair Isaac                                                  86,360         5,092
Fiserv*                                                    277,870        10,067
                                                                         -------
Total Data processing services                                            19,584
                                                                         -------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.6%
--------------------------------------------------------------------------------
Royal Caribbean Cruises                                    172,150         4,839
                                                                         -------
Total Deep sea, coastal & great
    lakes water transportation                                             4,839
                                                                         -------



42 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
DEPARTMENT STORES--1.7%
--------------------------------------------------------------------------------
Dollar Tree Stores*                                        224,160     $   7,509
Family Dollar Stores                                       132,200         5,274
                                                                       ---------
Total Department stores                                                   12,783
                                                                       ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--1.0%
--------------------------------------------------------------------------------
Silicon Valley Bancshares*                                 117,280         3,241
Sovereign Bancorp                                          259,970         4,822
                                                                       ---------
Total Depository credit intermediation                                     8,063
                                                                       ---------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--2.0%
--------------------------------------------------------------------------------
Henry Schein*                                              159,425         9,039
Medicis Pharmaceutical, Cl A#                              111,960         6,561
                                                                       ---------
Total Drugs & druggists' sundries wholesale                               15,600
                                                                       ---------

--------------------------------------------------------------------------------
DRY CLEANING & LAUNDRY SERVICES--0.6%
--------------------------------------------------------------------------------
Cintas                                                     121,700         4,483
                                                                       ---------
Total Dry cleaning & laundry services                                      4,483
                                                                       ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.6%
--------------------------------------------------------------------------------
AES*                                                       662,000         4,912
                                                                       ---------
Total Electric power generation,
    transmission & distribution                                            4,912
                                                                       ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.7%
--------------------------------------------------------------------------------
CDW                                                        226,230        13,063
                                                                       ---------
Total Electronics & appliance stores                                      13,063
                                                                       ---------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--1.0%
--------------------------------------------------------------------------------
Manpower                                                   206,750         7,670
                                                                       ---------
Total Employment services                                                  7,670
                                                                       ---------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Cummins                                                    121,000         5,376
                                                                       ---------
Total Engine, turbine & power transmission
    equipment manufacturing                                                5,376
                                                                       ---------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.5%
--------------------------------------------------------------------------------
Cheesecake Factory*                                        109,400         3,957
                                                                       ---------
Total Full-service restaurants                                             3,957
                                                                       ---------


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
GENERAL FREIGHT TRUCKING--0.4%
--------------------------------------------------------------------------------
Swift Transportation*                                      143,690     $   3,260
                                                                       ---------
Total General freight trucking                                             3,260
                                                                       ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
--------------------------------------------------------------------------------
Community Health Systems*                                  155,800         3,381
Universal Health Services, Cl B*                            74,600         3,689
                                                                       ---------
Total General medical & surgical hospitals                                 7,070
                                                                       ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.0%
--------------------------------------------------------------------------------
NBTY*                                                      175,780         4,104
Omnicare                                                   158,530         5,717
Rite Aid*#                                               1,043,800         5,386
                                                                       ---------
Total Health & personal care stores                                       15,207
                                                                       ---------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--0.4%
--------------------------------------------------------------------------------
Cost Plus*                                                  82,100         3,031
                                                                       ---------
Total Home furnishings stores                                              3,031
                                                                       ---------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Kla-Tencor*                                                215,770        11,091
Lam Research*                                              515,420        11,417
Novellus Systems*                                          199,300         6,726
                                                                       ---------
Total Industrial machinery manufacturing                                  29,234
                                                                       ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--2.2%
--------------------------------------------------------------------------------
CNET Networks*                                             760,530         5,384
DoubleClick*                                               541,930         5,837
Juniper Networks*                                          410,190         6,120
                                                                       ---------
Total Information services                                                17,341
                                                                       ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--2.8%
--------------------------------------------------------------------------------
Aetna                                                      110,900         6,768
Axis Capital Holdings*                                     145,000         3,618
Mid Atlantic Medical Services*                             149,490         7,688
Radian Group                                                84,370         3,746
                                                                       ---------
Total Insurance carriers                                                  21,820
                                                                       ---------

--------------------------------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--0.6%
--------------------------------------------------------------------------------
Tiffany                                                    133,600         4,987
                                                                       ---------
Total Jewelry, luggage & leather goods stores                              4,987
                                                                       ---------


                                            TURNER FUNDS 2003 ANNUAL REPORT | 43

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--1.2%
--------------------------------------------------------------------------------
Starbucks*                                                 319,490     $   9,201
                                                                       ---------
Total Limited-service eating places                                        9,201
                                                                       ---------

--------------------------------------------------------------------------------
MACHINERY, EQUIPMENT & SUPPLIES
    WHOLESALE--0.6%
--------------------------------------------------------------------------------
Fastenal                                                   117,974         4,459
                                                                       ---------
Total Machinery, equipment &
    supplies wholesale                                                     4,459
                                                                       ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.7%
--------------------------------------------------------------------------------
Monster Worldwide*                                         225,195         5,670
                                                                       ---------
Total Management, scientific &
    technical consulting services                                          5,670
                                                                       ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.1%
--------------------------------------------------------------------------------
Inamed*                                                     53,380         3,921
Steris*                                                    162,850         3,749
Varian Medical Systems*                                    131,740         7,572
Zimmer Holdings*                                           159,420         8,784
                                                                       ---------
Total Medical equipment &
    supplies manufacturing                                                24,026
                                                                       ---------

--------------------------------------------------------------------------------
METAL ORE MINING--1.4%
--------------------------------------------------------------------------------
Freeport-McMoRan Copper &
    Gold, Cl B#                                            177,070         5,861
Phelps Dodge*                                              109,860         5,141
                                                                       ---------
Total Metal ore mining                                                    11,002
                                                                       ---------

--------------------------------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--0.7%
--------------------------------------------------------------------------------
Pixar*#                                                     81,799         5,445
                                                                       ---------
Total Motion picture &
    video industries                                                       5,445
                                                                       ---------

--------------------------------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Navistar International*#                                   124,640         4,647
                                                                       ---------
Total Motor vehicle manufacturing                                          4,647
                                                                       ---------



                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.7%
--------------------------------------------------------------------------------
Williams                                                   596,480     $   5,619
                                                                       ---------
Total Natural gas distribution                                             5,619
                                                                       ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Dentsply International                                      80,122         3,593
Fisher Scientific International*                           199,720         7,927
Visx*#                                                     189,300         3,606
                                                                       ---------
Total Navigational/measuring/
    medical/control instruments
    manufacturing                                                         15,126
                                                                       ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.6%
--------------------------------------------------------------------------------
Providian Financial*                                       412,720         4,866
                                                                       ---------
Total Nondepository credit
    intermediation                                                         4,866
                                                                       ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.0%
--------------------------------------------------------------------------------
Caremark Rx*                                               325,950         7,367
                                                                       ---------
Total Offices of physicians                                                7,367
                                                                       ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.2%
--------------------------------------------------------------------------------
Chesapeake Energy#                                         366,530         3,951
XTO Energy                                                 250,200         5,252
                                                                       ---------
Total Oil & gas extraction                                                 9,203
                                                                       ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Ciena*                                                     811,010         4,793
Corning*                                                 1,001,840         9,437
                                                                       ---------
Total Other electrical equipment &
    component manufacturing                                               14,230
                                                                       ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.6%
--------------------------------------------------------------------------------
Investors Financial Services#                              189,470         5,950
SEI Investments                                            210,224         6,832
                                                                       ---------
Total Other financial
    investment activities                                                 12,782
                                                                       ---------

44 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
SPX*                                                       124,940     $   5,657
                                                                       ---------
Total Other general purpose
    machinery manufacturing                                                5,657
                                                                       ---------

--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Coach*                                                      99,330         5,423
                                                                         -------
Total Other leather & allied product
    manufacturing                                                          5,423
                                                                         -------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.2%
--------------------------------------------------------------------------------
International Game Technology                              267,580         7,533
Leapfrog Enterprises*#                                     201,260         7,648
Marvel Enterprises*                                        295,060         6,565
WMS Industries*                                            129,140         2,926
                                                                       ---------
Total Other miscellaneous
    manufacturing                                                         24,672
                                                                       ---------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--0.5%
--------------------------------------------------------------------------------
Coventry Health Care*                                       71,800         3,787
                                                                       ---------
Total Outpatient care centers                                              3,787
                                                                       ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Allergan                                                    65,840         5,184
Chiron*#                                                   197,910        10,230
Invitrogen*#                                               107,640         6,242
Neurocrine Biosciences*                                    101,807         5,041
Pharmaceutical Resources*                                  123,260         8,409
Taro Pharmaceuticals Industries*                            69,750         3,931
Watson Pharmaceuticals*                                     77,030         3,211
                                                                       ---------
Total Pharmaceutical & medicine
    manufacturing                                                         42,248
                                                                       ---------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.7%
--------------------------------------------------------------------------------
Kinder Morgan                                               93,790         5,066
                                                                       ---------
Total Pipeline transportation
    of natural gas                                                         5,066
                                                                       ---------


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.7%
--------------------------------------------------------------------------------
Lexar Media*                                               146,500     $   2,496
Patterson Dental*                                          182,160        10,489
                                                                       ---------
Total Professional & commercial
    equipment & supply wholesale                                          12,985
                                                                       ---------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.4%
--------------------------------------------------------------------------------
Alliance Data Systems*                                     116,850         3,085
                                                                       ---------
Total Professional, scientific &
    technical services                                                     3,085
                                                                       ---------

--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.5%
--------------------------------------------------------------------------------
Univision Communications,
    Cl A*#                                                 185,090         5,910
Westwood One*                                              185,130         5,589
                                                                       ---------
Total Radio & television broadcasting                                     11,499
                                                                       ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.0%
--------------------------------------------------------------------------------
Celgene*#                                                  200,300         8,679
Gen-Probe*                                                  74,700         4,046
Idec Pharmaceuticals*                                       74,777         2,479
                                                                       ---------
Total Scientific r&d services                                             15,204
                                                                       ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--3.1%
--------------------------------------------------------------------------------
Ameritrade Holding*                                        669,830         7,536
Bear Stearns                                                75,750         5,666
Jefferies Group                                            107,120         3,080
Legg Mason                                                 102,900         7,429
                                                                       ---------
Total Security & commodity contracts
    intermediation & brokerage                                            23,711
                                                                       ---------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--9.9%
--------------------------------------------------------------------------------
Agere Systems, Cl A*#                                    1,807,560         5,549
Celestica*#                                                252,320         4,002
Cymer*                                                     153,520         6,325
Cypress Semiconductor*#                                    239,970         4,243
Fairchild Semiconductor
    International*                                         304,860         5,055


                                            TURNER FUNDS 2003 ANNUAL REPORT | 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND
                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------

LSI Logic*                                                 495,790       $ 4,457
Marvell Technology Group*                                  104,300         3,937
Micron Technology*                                         558,320         7,493
Molex                                                      221,900         6,344
National Semiconductor*                                    183,010         5,909
PMC - Sierra*                                              372,894         4,919
RF Micro Devices*#                                         557,670         5,181
Sanmina-SCI*                                               756,490         7,338
Skyworks Solutions*                                        396,860         3,611
Vishay Intertechnology*                                    152,430         2,671
                                                                         -------
Total Semiconductor & other
    electronic component
    manufacturing                                                         77,034
                                                                         -------

--------------------------------------------------------------------------------
SERVICES TO BUILDINGS & DWELLINGS--0.9%
--------------------------------------------------------------------------------
Ecolab                                                     279,060         7,046
                                                                         -------
Total Services to buildings & dwellings                                    7,046
                                                                         -------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--7.7%
--------------------------------------------------------------------------------

BEA Systems*                                               647,500         7,802
Citrix Systems*                                            241,300         5,328
Cognos*                                                    124,860         3,873
Electronic Arts*                                           116,530        10,748
Macromedia*                                                148,686         3,679
Mercury Interactive*                                       121,720         5,527
Red Hat*                                                   283,539         2,864
Siebel Systems*                                            613,400         5,962
Take-Two Interactive Software*#                            146,590         5,009
VeriSign*                                                  638,080         8,595
                                                                         -------
Total Software publishers                                                 59,387
                                                                         -------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--1.4%
--------------------------------------------------------------------------------

Sonus Networks*                                          1,080,100         7,485
Time Warner Telecom, Cl A*                                 321,604         2,978
                                                                         -------
Total Telecommunications                                                  10,463
                                                                         -------

--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--2.3%
--------------------------------------------------------------------------------

Marriott International, Cl A                              108,810          4,682
MGM Mirage*                                               142,210          5,198
Starwood Hotels & Resorts
    Worldwide                                             232,640          8,096
                                                                         -------
Total Traveler accommodation                                              17,976
                                                                         -------




                                                       Shares/Face         Value
                                                      Amount (000)         (000)
--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.7%
--------------------------------------------------------------------------------
Allied Waste Industries*                                   467,710      $ 5,051
                                                                        -------
Total Waste treatment & disposal                                          5,051
                                                                        -------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $632,816)                                                     754,678
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*                             1,550           --

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                                                --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--8.7%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                      67,383,600    67,384
                                                                        -------

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $67,384                                                        67,384
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.4%
--------------------------------------------------------------------------------
ABN-Amro (A)
    1.04%, dated 09/30/03, matures
    10/01/03, repurchase price
    $18,444,164 (collateralized by
    U.S. Government obligations,
    total market value $18,812,512)                        $18,444       18,444

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $18,444)                                                       18,444
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.6%
    (COST $718,644)                                                     840,506
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.6)%
--------------------------------------------------------------------------------
Obligation to return securities lending
    collateral                                                          (67,384)
Payable due to investment adviser                                          (490)
Payable due to administrator                                                (93)
Other assets and liabilities, net                                         1,672

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                 (66,295)
--------------------------------------------------------------------------------


46 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MIDCAP GROWTH FUND

                                                                           Value
                                                                           (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 39,594,213 outstanding shares
    of beneficial interest                                           $1,343,751
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 21,850 outstanding shares
    of beneficial interest                                                  385
Accumulated net realized loss
    on investments                                                     (691,787)
Net unrealized appreciation
    on investments                                                      121,862

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                 $774,211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($773,787,842 / 39,594,213 SHARES)                                   $19.54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($422,975 / 21,850 SHARES)                                           $19.36
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $62,255,411.
(A) Tri-party repurchase agreement
Cl - Class Amounts designated as "--" are either $0 or have been rounded to $0. The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND
September 30, 2003

                                                                           Value
                                                           Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.8%
--------------------------------------------------------------------------------
ACTIVITIES RELATED TO CREDIT INTERMEDIATION--0.6%
--------------------------------------------------------------------------------
iDine Rewards Network*                                     69,710        $ 1,133
                                                                         -------
Total Activities related to credit
    intermediation                                                         1,133
                                                                         -------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--0.6%
--------------------------------------------------------------------------------

aQuantive*                                                  125,090        1,158
                                                                         -------
Total Advertising & related services                                       1,158
                                                                         -------

--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.4%
--------------------------------------------------------------------------------

Plexus*                                                     77,650         1,207
Tetra Tech*                                                 74,080         1,475
                                                                         -------
Total Architectural, engineering &
    related services                                                       2,682
                                                                         -------

--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.5%
--------------------------------------------------------------------------------

PEP Boys                                                      62,110         950
                                                                         -------
Total Automotive parts, accessories &
    tire stores                                                              950
                                                                         -------

--------------------------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--0.7%
--------------------------------------------------------------------------------

American Italian Pasta, Cl A*#                               33,709        1,304
                                                                         -------
Total Bakeries & tortilla manufacturing                                    1,304
                                                                         -------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.7%
--------------------------------------------------------------------------------

Airgas                                                      76,450         1,361
                                                                         -------
Total Basic chemical manufacturing                                         1,361
                                                                         -------

--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--0.5%
--------------------------------------------------------------------------------

Portfolio Recovery Associates*#                              38,010          966
                                                                         -------
Total Business support services                                              966
                                                                         -------

--------------------------------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--0.7%
--------------------------------------------------------------------------------

Imax*                                                      166,800         1,318
                                                                         -------
Total Commercial & service industry
    machinery manufacturing                                                1,318
                                                                         -------


                                                                           Value
                                                           Shares          (000)
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.7%
--------------------------------------------------------------------------------

United Rentals*                                             65,680        $1,057
Westell Technologies, Cl A*                                 31,020           232
                                                                         -------
Total Commercial/industrial equipment
    rental & leasing                                                       1,289
                                                                         -------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.5%
--------------------------------------------------------------------------------

Western Wireless, Cl A*                                      49,400          921
                                                                         -------
Total Communications equipment
    manufacturing                                                            921
                                                                         -------

--------------------------------------------------------------------------------
COMMUNITY CARE FACILITIES FOR THE ELDERLY--0.3%
--------------------------------------------------------------------------------

Genesis Health Ventures*                                      26,860         651
                                                                         -------
Total Community care facilities for
    the elderly                                                              651
                                                                         -------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------

Integrated Device Technology*                             168,840          2,097
Silicon Storage Technology*                                43,470            380
                                                                         -------
Total Computer & peripheral
    equipment manufacturing                                                2,477
                                                                         -------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.2%
--------------------------------------------------------------------------------

Avid Technology*                                            33,860         1,789
Enterasys Networks*                                        306,440         1,226
Manhattan Associates*                                       48,150         1,247
                                                                         -------
Total Computer systems design &
    related services                                                       4,262
                                                                         -------

--------------------------------------------------------------------------------
CONSUMER GOODS RENTAL--0.7%
--------------------------------------------------------------------------------

Hollywood Entertainment*                                  81,680           1,389
                                                                         -------
Total Consumer goods rental                                                1,389
                                                                         -------

--------------------------------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Quiksilver*                                                 100,910        1,610
                                                                         -------
Total Cut & sew apparel manufacturing                                      1,610
                                                                         -------

48 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--1.7%
--------------------------------------------------------------------------------

Documentum*                                                 72,970       $ 1,555
Global Payments                                             45,580         1,641
                                                                         -------
Total Data processing services                                             3,196
                                                                         -------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.7%
--------------------------------------------------------------------------------

Boston Private Financial Holdings                           64,870         1,528
Community First Bankshares                                  39,090         1,033
East-West Bancorp                                           41,396         1,770
Netbank                                                    128,370         1,598
Southwest Bancorp of Texas#                                 35,140         1,283
UCBH Holdings                                               31,220           944
United Bankshares                                           44,960         1,346
Wintrust Financial                                          40,820         1,538
                                                                         -------
Total Depository credit intermediation                                    11,040
                                                                         -------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.6%
--------------------------------------------------------------------------------

1-800-flowers.com, Cl A*                                   143,920         1,082
Overture Services*                                          75,020         1,988
                                                                         -------
Total Electronic shopping &
    mail-order houses                                                      3,070
                                                                         -------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.0%
--------------------------------------------------------------------------------

Insight Enterprises*                                        59,330           903
Ultimate Electronics*#                                      99,150           941
                                                                         -------
Total Electronics & appliance stores                                       1,844
                                                                         -------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.9%
--------------------------------------------------------------------------------

MPS Group*                                                 191,740         1,726
                                                                         -------
Total Employment services                                                  1,726
                                                                         -------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION EQUIPMENT MANUFACTURING--0.6%
--------------------------------------------------------------------------------

China Yuchai International                                  64,890         1,150
                                                                         -------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                                          1,150
                                                                         -------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
--------------------------------------------------------------------------------

NBTY*                                                       61,230         1,430
                                                                         -------
Total Health & personal care stores                                        1,430
                                                                         -------






                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--0.7%
--------------------------------------------------------------------------------

Cost Plus*                                                  36,860        $1,361
                                                                         -------
Total Home furnishings stores                                              1,361
                                                                         -------

--------------------------------------------------------------------------------
HOME HEALTH CARE SERVICES--0.4%
--------------------------------------------------------------------------------

Option Care*                                                60,200           723
                                                                         -------
Total Home health care services                                              723
                                                                         -------

--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.9%
--------------------------------------------------------------------------------

Asyst Technologies*                                         94,380         1,328
Entegris*                                                   37,060           419
Varian Semiconductor
    Equipment Associates*                                   50,810         1,903
                                                                         -------
Total Industrial machinery
    manufacturing                                                          3,650
                                                                         -------

--------------------------------------------------------------------------------
INFORMATION SERVICES--3.3%
--------------------------------------------------------------------------------

CNET Networks*                                             234,670         1,662
eSpeed, Cl A*                                               51,290         1,160
Ipass*                                                      37,970           892
Looksmart*                                                 263,960           829
Mindspeed Technologies*                                    156,470           843
Valueclick*                                                113,190           952
                                                                         -------
Total Information services                                                 6,338
                                                                         -------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--1.7%
--------------------------------------------------------------------------------

Direct General*                                             42,980         1,078
Platinum Underwriters Holdings                              46,520         1,307
Scottish Re Group                                           34,840           841
                                                                         -------
Total Insurance carriers                                                   3,226
                                                                         -------

--------------------------------------------------------------------------------
LAWN & GARDEN EQUIPMENT &
    SUPPLIES STORES--0.6%
--------------------------------------------------------------------------------

Tractor Supply*                                             32,780         1,076
                                                                         -------
Total Lawn & garden equipment &
    supplies stores                                                        1,076
                                                                         -------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.6%
--------------------------------------------------------------------------------

Panera Bread, Cl A*                                         28,280         1,158
                                                                         -------
Total Limited-service eating places                                        1,158
                                                                         -------

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL CONSULTING SERVICES--3.6%
--------------------------------------------------------------------------------

Advisory Board*#                                            40,420       $ 1,837
DiamondCluster International*                              168,230         1,139
Kroll*                                                      77,620         1,444
Pacer International*                                        84,470         1,683
SM&A*                                                       73,830           850
                                                                         -------
Total Management, scientific &
    technical consulting services                                          6,953
                                                                         -------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--3.7%
--------------------------------------------------------------------------------

Cooper                                                      46,790         1,907
Inamed*                                                     31,770         2,333
Sybron Dental Specialties*                                  78,510         1,968
Wright Medical Group*                                       36,790           930
                                                                         -------
Total Medical equipment & supplies
    manufacturing                                                          7,138
                                                                         -------

--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.1%
--------------------------------------------------------------------------------

Winnebago Industries#                                       47,430         2,114
                                                                         -------
Total Motor vehicle body & trailer
    manufacturing                                                          2,114
                                                                         -------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.7%
--------------------------------------------------------------------------------

Cognex                                                      30,850           811
Newport*                                                    15,400           217
Visx*                                                      121,740         2,319
                                                                         -------
Total Navigational/measuring/medical/
    control instruments manufacturing                                      3,347
                                                                         -------

--------------------------------------------------------------------------------
NURSING CARE FACILITIES--0.5%
--------------------------------------------------------------------------------

Beverly Enterprises*                                       157,910           935
                                                                         -------
Total Nursing care facilities                                                935
                                                                         -------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.6%
--------------------------------------------------------------------------------

Patina Oil & Gas                                            28,890         1,047
Southwestern Energy*                                        65,890         1,193
Tom Brown*                                                  61,650         1,584
Ultra Petroleum*                                            89,710         1,251
                                                                         -------
Total Oil & gas extraction                                                 5,075
                                                                         -------




                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.6%
--------------------------------------------------------------------------------

FuelCell Energy*#                                          113,860       $ 1,332
Wilson Greatbatch Technologies*                             49,120         1,771
                                                                         -------
Total Other electrical equipment &
    component manufacturing                                                3,103
                                                                         -------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.6%
--------------------------------------------------------------------------------

Affiliated Managers Group*                                  19,120         1,201
                                                                         -------
Total Other financial investment activities                                1,201
                                                                         -------

--------------------------------------------------------------------------------
OTHER FOOD MANUFACTURING--0.5%
--------------------------------------------------------------------------------

Hercules*                                                   88,110           998
                                                                         -------
Total Other food manufacturing                                               998
                                                                         -------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.4%
--------------------------------------------------------------------------------

Clarcor                                                     23,500           917
Cuno*#                                                      25,090           983
IDEX#                                                       23,130           843
                                                                         -------
Total Other general purpose machinery
    manufacturing                                                          2,743
                                                                         -------

--------------------------------------------------------------------------------
OTHER HEAVY CONSTRUCTION--0.5%
--------------------------------------------------------------------------------

Dycom Industries*                                           50,470         1,029
                                                                         -------
Total Other heavy construction                                             1,029
                                                                         -------

--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--0.5%
--------------------------------------------------------------------------------

Ventas                                                      61,480         1,053
                                                                         -------
Total Other investment pools & funds                                       1,053
                                                                         -------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--3.2%
--------------------------------------------------------------------------------

Alliance Gaming*                                            64,750         1,313
K2*                                                         81,610         1,212
Marvel Enterprises*                                         82,330         1,832
Scientific Games, Cl A*                                    158,690         1,811
                                                                         -------
Total Other miscellaneous manufacturing                                    6,168
                                                                         -------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.8%
--------------------------------------------------------------------------------

Petco Animal Supplies*                                      47,640         1,486
                                                                         -------
Total Other miscellaneous store retailers                                  1,486
                                                                         -------


50 |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                                           Value
                                                             Shares        (000)
--------------------------------------------------------------------------------
OTHER NONMETALLIC MINERAL PRODUCT
    MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Cabot Microelectronics*#                                     21,940      $ 1,223
                                                                         -------
Total Other nonmetallic mineral
    product manufacturing                                                  1,223
                                                                         -------

--------------------------------------------------------------------------------
OTHER SPECIAL TRADE CONTRACTORS--0.6%
--------------------------------------------------------------------------------
Chicago Bridge & Iron, NY Shares                             38,860        1,055
                                                                         -------
Total Other special trade contractors                                      1,055
                                                                         -------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.2%
--------------------------------------------------------------------------------
Amsurg*#                                                     48,400        1,597
Select Medical*                                              34,800        1,002
Sierra Health Services*                                      77,490        1,592
                                                                         -------
Total Outpatient care centers                                              4,191
                                                                         -------

--------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--0.6%
--------------------------------------------------------------------------------
Ferro                                                        50,510        1,079
                                                                         -------
Total Paint, coating & adhesive
    manufacturing                                                          1,079
                                                                         -------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--10.7%
--------------------------------------------------------------------------------
Alkermes*                                                   108,320        1,486
Columbia Laboratories*                                       84,360        1,019
Dade Behring Holdings*                                      113,970        3,220
Immucor*                                                     93,390        2,517
KV Pharmaceutical, Cl A*                                     89,910        2,023
MGI Pharma*                                                  95,310        3,742
NPS Pharmaceuticals*#                                        72,360        2,015
OSI Pharmaceuticals*                                         31,180        1,012
Penwest Pharmaceuticals*                                     55,130        1,185
Salix Pharmaceuticals*                                       57,660        1,111
United Therapeutics*                                         60,886        1,375
                                                                         -------
Total Pharmaceutical & medicine
    manufacturing                                                         20,705
                                                                         -------

--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--0.6%
--------------------------------------------------------------------------------
Lexar Media*                                                 69,540        1,185
                                                                         -------
Total Professional & commercial
    equipment & supply wholesale                                           1,185
                                                                         -------


                                                                           Value
                                                            Shares         (000)
--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--0.5%
--------------------------------------------------------------------------------
Stake Technology*                                           96,870       $   897
                                                                         -------
Total Remediation & other waste
    management services                                                      897
                                                                         -------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Airtran Holdings*                                           81,900         1,372
                                                                         -------
Total Scheduled air transportation                                         1,372
                                                                         -------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.5%
--------------------------------------------------------------------------------
Gen-Probe*                                                   50,310        2,725
Medicines*                                                   77,550        2,017
                                                                         -------
Total Scientific r&d services                                              4,742
                                                                         -------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--1.6%
--------------------------------------------------------------------------------
Investment Technology Group*                                 51,370          985
Jefferies Group                                              37,700        1,084
Knight Trading Group*                                        93,300        1,068
                                                                         -------
Total Security & commodity contracts
    intermediation & brokerage                                             3,137
                                                                         -------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--10.6%
--------------------------------------------------------------------------------
Aeroflex*                                                   118,910        1,052
ATMI*                                                        64,350        1,626
Cymer*                                                       32,140        1,324
Formfactor*                                                  47,170        1,020
Integrated Circuit Systems*                                  41,330        1,242
Micrel*                                                     150,610        1,836
O2Micro International*                                       65,560          947
Omnivision Technologies*#                                    30,110        1,272
Power Integrations*                                          31,940        1,062
Power-One*                                                  124,450        1,281
RF Micro Devices*#                                          148,230        1,377
Skyworks Solutions*                                         185,670        1,690
TTM Technologies*                                           133,140        1,901
Vitesse Semiconductor*                                      260,950        1,670
Zoran*                                                       61,660        1,202
                                                                         -------
Total Semiconductor & other electronic
    component manufacturing                                               20,502
                                                                         -------


                                            TURNER FUNDS 2003 ANNUAL REPORT | 51

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SOFTWARE PUBLISHERS--8.5%
-----------------------------------------------------------
Akamai Technologies*#                   223,770  $     960
Altiris*                                 42,820      1,125
Ascential Software*                      74,927      1,388
F5 Networks*#                            77,300      1,487
Filenet*                                 61,120      1,227
Macromedia*                              61,550      1,523
Micromuse*                              271,110      2,218
MicroStrategy, Cl A*#                    38,380      1,766
Openwave Systems*#                      223,520        943
SkillSoft ADR*                          207,763      1,548
Take-Two Interactive Software*           37,860      1,293
Verint Systems*                          43,540        932
                                                 ----------
Total Software publishers                           16,410
                                                 ----------

-----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--0.6%
-----------------------------------------------------------
Steel Dynamics*#                         74,340      1,125
                                                 ----------
Total Steel product manufacturing
    from purchased steel                             1,125
                                                 ----------

-----------------------------------------------------------
TELECOMMUNICATIONS--3.3%
-----------------------------------------------------------
Commonwealth Telephone
    Enterprises*#                        26,680      1,071
Inet Technologies*                       13,220        171
Sonus Networks*                         261,810      1,814
Tekelec*                                122,060      1,905
Wireless Facilities*                    112,170      1,335
                                                 ----------
Total Telecommunications                             6,296
                                                 ----------

-----------------------------------------------------------
TRAVEL ARRANGEMENT & RESERVATION SERVICES--0.3%
-----------------------------------------------------------
Pegasus Solutions*                       47,600        658
                                                 ----------
Total Travel arrangement &
    reservation services                               658
                                                 ----------

-----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $159,194)                                192,379
-----------------------------------------------------------

-----------------------------------------------------------
WARRANTS--0.0%
-----------------------------------------------------------
MicroStrategy, Expires 06/24/07*          4,419          1

-----------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            1
-----------------------------------------------------------



                                                     Value
                                         Shares      (000)
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--7.9%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                15,226,660    $15,227
                                                 ----------

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $15,227)                                  15,227
-----------------------------------------------------------

-----------------------------------------------------------
TOTAL INVESTMENTS--107.7%
    (COST $174,421)                                207,607
-----------------------------------------------------------


-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(7.7)%
-----------------------------------------------------------
Obligation to return securities lending
    collateral                                     (15,227)
Payable due to investment adviser                     (129)
Payable due to administrator                           (24)
Other assets and liabilities, net                      564

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (14,816)
-----------------------------------------------------------


-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
    authorization -- no par value)
    based on 10,210,217 outstanding shares
    of beneficial interest                         343,008
Accumulated net realized loss
    on investments                                (183,403)
Net unrealized appreciation
    on investments                                  33,186

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $192,791
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $18.88
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see Note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $14,331,968.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.



52 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--90.8%
----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.1%
----------------------------------------------------------
LabOne*                                 116,000   $  2,706
                                                  --------
Total Agencies & other insurance
    related activities                               2,706
                                                  --------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.9%
----------------------------------------------------------
Joy Global*                              81,850      1,285
Lone Star Technologies*                  82,850      1,118
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                   2,403
                                                  --------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.9%
----------------------------------------------------------
Tetra Technologies*                     110,370      2,276
                                                     -----
Total Basic chemical manufacturing                   2,276


----------------------------------------------------------
BEER/WINE/DISTILLED ALCOHOLIC
    BEVERAGE WHOLESALE--0.6%
----------------------------------------------------------
Central European Distribution*#          54,270      1,484
                                                  --------
Total Beer/wine/distilled alcoholic
    beverage wholesale                               1,484
                                                  --------

----------------------------------------------------------
BUSINESS SUPPORT SERVICES--1.5%
----------------------------------------------------------
Icon ADR*                                98,340      3,725
                                                  --------
Total Business support services                      3,725
                                                  --------

----------------------------------------------------------
CLOTHING STORES--3.4%
----------------------------------------------------------
Cache*#                                 108,770      2,219
Casual Male Retail Group*               145,670      1,077
Goody's Family Clothing                  54,940        542
Jos. A. Bank Clothiers*                  77,130      3,391
Mothers Work*                            45,321      1,375
                                                  --------
Total Clothing stores                                8,604
                                                  --------

----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--0.9%
----------------------------------------------------------
Audiocodes*                             208,630      1,565
Network Equipment Technologies*          89,090        815
                                                  --------
Total Commercial/industrial
    equipment rental & leasing                       2,380
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.0%
----------------------------------------------------------
Comtech Telecommunications*              55,200   $  1,320
Trimble Navigation*#                     51,510      1,192
                                                  --------
Total Communications equipment
    manufacturing                                    2,512
                                                  --------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.1%
----------------------------------------------------------
Advanced Digital Information*           107,040      1,501
Hutchinson Technology*                   71,890      2,379
Komag*#                                  86,336      1,513
                                                  --------
Total Computer & peripheral
    equipment manufacturing                          5,393
                                                  --------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--5.2%
----------------------------------------------------------
Anteon International*                    92,940      2,844
Digital River*                           65,100      1,780
Enterasys Networks*                     309,190      1,237
IMPAC Medical Systems*                   80,858      1,447
Ixia*                                    96,370      1,043
Quality Systems*                         33,920      1,364
Radisys*                                 63,130      1,139
SafeNet*                                 26,530        958
Sapient*                                386,130      1,386
                                                  --------
Total Computer systems design &
    related services                                13,198
                                                  --------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--2.2%
----------------------------------------------------------
Oxford Industries                        87,750      5,634
                                                  --------
Total Cut & sew apparel
    manufacturing                                    5,634
                                                  --------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.8%
----------------------------------------------------------
BankAtlantic Bancorp, Cl A              182,960      2,607
Bankunited Financial, Cl A*             110,070      2,320
Boston Private Financial
    Holdings#                            97,240      2,291
Commercial Capital Bancorp*             126,540      1,978
FirstFed Financial*                      37,920      1,498
IberiaBank                               21,490      1,131
Independent Bank                         58,615      1,716
Nara Bancorp                             63,030      1,080


                                            TURNER FUNDS 2003 ANNUAL REPORT | 53

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PFF Bancorp                              67,368   $  2,148
R&G Financial, Cl B                      96,730      2,824
Seacoast Financial Services              86,140      1,784
Sterling Financial*                      34,761        979
                                                  --------
Total Depository credit intermediation              22,356
                                                  --------

----------------------------------------------------------
EMPLOYMENT SERVICES--0.5%
----------------------------------------------------------
Gevity HR                                92,300      1,355
                                                  --------
Total Employment services                            1,355
                                                  --------

----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.9%
----------------------------------------------------------
China Yuchai International              132,590      2,349
                                                  --------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                    2,349
                                                  --------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.2%
----------------------------------------------------------
Shoe Carnival*                           30,390        435
                                                  --------
Total Footwear manufacturing                           435
                                                  --------

----------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
----------------------------------------------------------
Rare Hospitality International*          67,825      1,690
                                                  --------
Total Full-service restaurants                       1,690
                                                  --------

----------------------------------------------------------
HOME HEALTH CARE SERVICES--1.1%
----------------------------------------------------------
Dynacq International*#                   74,310      1,345
Intuitive Surgical*                      82,509      1,376
                                                  --------
Total Home health care services                      2,721
                                                  --------

----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.9%
----------------------------------------------------------
Engineered Support Systems               37,500      2,269
                                                  --------
Total Hvac & commercial refrigeration
    equipment manufacturing                          2,269
                                                  --------

----------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.1%
----------------------------------------------------------

ChipPAC, Cl A*                          315,210      1,856
Mattson Technology*                     103,280        936
                                                  --------
Total Industrial machinery
    manufacturing                                    2,792
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
INFORMATION SERVICES--2.5%
----------------------------------------------------------

Autobytel*                              110,730    $ 1,054
Centillium Communications*              264,540      1,870
FindWhat.com*#                           51,990        899
SupportSoft*                            229,750      2,571
                                                  --------
Total Information services                           6,394
                                                  --------

----------------------------------------------------------
INSURANCE CARRIERS--3.0%
----------------------------------------------------------

American Physicians Capital*             44,130      1,226
ProAssurance*                           131,170      3,388
Triad Guaranty*                          60,950      2,991
                                                  --------
Total Insurance carriers                             7,605
                                                  --------

----------------------------------------------------------
JEWELRY, LUGGAGE & LEATHER GOODS STORES--1.0%
----------------------------------------------------------
Friedman's, Cl A                        177,700      2,479
                                                  --------
Total Jewelry, luggage &
    leather goods stores                             2,479
                                                  --------

----------------------------------------------------------
LAWN & GARDEN EQUIPMENT & SUPPLIES
    STORES--2.9%
----------------------------------------------------------
Tractor Supply*                         221,450      7,266
                                                  --------
Total Lawn & garden equipment &
    supplies stores                                  7,266
                                                  --------

----------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.6%
----------------------------------------------------------
Charles River Associates*                53,620      1,530
Navigant Consulting*                     84,360      1,038
Right Management Consultants*                 1         --
SM&A*                                   127,070      1,463
                                                  --------
Total Management, scientific &
    technical consulting services                    4,031
                                                  --------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--5.0%
----------------------------------------------------------
Advanced Neuromodulation
    Systems*#                            55,635      2,220
Alaris Medical Systems*                 112,630      1,870
Align Technology*#                      151,054      1,890
Exactech*                                37,540        614
Hanger Orthopedic Group*                172,540      2,648
Merit Medical Systems*                  112,786      2,492
Sola International*                      63,090      1,009
                                                  --------
Total Medical equipment &
    supplies manufacturing                          12,743
                                                  --------

54 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
MINING SUPPORT ACTIVITIES--0.6%
----------------------------------------------------------
Oceaneering International*               68,510   $  1,611
                                                  --------
Total Mining support activities                      1,611
                                                  --------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.5%
----------------------------------------------------------
ESCO Technologies*                       84,670      3,833
                                                  --------
Total Motor vehicle parts manufacturing              3,833
                                                  --------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--4.0%
----------------------------------------------------------
Aclara BioSciences*                     228,700        906
Credence Systems*                        78,760        906
EDO                                     184,050      3,727
Herley Industries*                       71,970      1,261
Schick Technologies*#                   126,670      1,032
Sensytech*                               73,520      1,156
Vital Images*#                           66,090      1,237
                                                  --------
Total Navigational/measuring/medical/
    control instruments manufacturing               10,225
                                                  --------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.9%
----------------------------------------------------------
Cash America International               68,760      1,128
United PanAm Financial*                  72,290      1,258
                                                  --------
Total Nondepository credit intermediation            2,386
                                                  --------

----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.3%
----------------------------------------------------------
Encore Wire*                             47,942        633
                                                  --------
Total Nonferrous production & processing               633
                                                  --------

----------------------------------------------------------
OIL & GAS EXTRACTION--5.2%
----------------------------------------------------------
Brigham Exploration*                    335,750      2,283
Denbury Resources*                       96,000      1,186
Evergreen Resources*#                   149,160      4,027
Patina Oil & Gas                        127,585      4,624
Southwestern Energy*                     56,560      1,024
                                                  --------
Total Oil & gas extraction                          13,144
                                                  --------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT & COMPONENT
    MANUFACTURING--0.9%
----------------------------------------------------------
General Cable*                           72,400        576
Ultralife Batteries*                    111,630      1,602
                                                  --------
Total Other electrical equipment &
    component manufacturing                          2,178
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.3%
----------------------------------------------------------
JLG Industries                           69,010   $    795
                                                  --------
Total Other general purpose machinery
    manufacturing                                      795
                                                  --------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.4%
----------------------------------------------------------
K2*                                      70,530      1,047
                                                  --------
Total Other miscellaneous manufacturing              1,047
                                                  --------

----------------------------------------------------------
OTHER MISCELLANEOUS STORE RETAILERS--0.3%
----------------------------------------------------------
Brookstone*                              37,890        751
                                                  --------
Total Other miscellaneous store retailers              751
                                                  --------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--2.3%
----------------------------------------------------------
Amsurg*#                                 63,940      2,109
LCA-Vision*                              97,470      1,321
Sierra Health Services*                 119,580      2,457
                                                  --------
Total Outpatient care centers                        5,887
                                                  --------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--6.8%
----------------------------------------------------------
Able Laboratories*#                      77,790      1,456
Acambis ADR*#                            25,750      1,333
Caraco Pharm Labs*#                     192,500      1,858
Columbia Laboratories*                  182,940      2,210
Immucor*                                124,510      3,356
Penwest Pharmaceuticals*                 71,040      1,527
Salix Pharmaceuticals*                  281,590      5,423
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                   17,163
                                                  --------

----------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--0.9%
----------------------------------------------------------
Jarden*                                  58,670      2,215
                                                  --------
Total Plastics product manufacturing                 2,215
                                                  --------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.2%
----------------------------------------------------------
Neoware Systems*#                       128,237      2,189
Sigma Designs*                          104,100        894
                                                  --------
Total Professional & commercial
    equipment & supply wholesale                     3,083
                                                  --------


                                            TURNER FUNDS 2003 ANNUAL REPORT | 55

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
RAIL TRANSPORTATION--0.5%
----------------------------------------------------------
Genesee & Wyoming, Cl A*                 51,625   $  1,224
                                                  --------
Total Rail transportation                            1,224
                                                  --------

----------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--0.6%
----------------------------------------------------------
Metal Management*                        28,750        561
Stake Technology*                       108,200      1,002
                                                  --------
Total Remediation & other waste
    management services                              1,563
                                                  --------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.0%
----------------------------------------------------------
Inveresk Research Group*                131,490      2,610
                                                  --------
Total Scientific r&d services                        2,610
                                                  --------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--5.2%
----------------------------------------------------------
Aeroflex*                               240,710      2,130
Artisan Components*                      45,220        760
Formfactor*                              58,460      1,264
Innovex*                                168,260      1,674
Integrated Silicon Solutions*            46,790        466
NAM TAI Electronics#                    127,930      3,471
Planar Systems*                          78,060      1,674
White Electronic Designs*                92,180        991
Zoran*                                   41,154        803
                                                  --------
Total Semiconductor & other electronic
    component manufacturing                         13,233
                                                  --------

----------------------------------------------------------
SOCIAL ASSISTANCE--0.8%
----------------------------------------------------------
Providence Service*                     128,200      2,026
                                                  --------
Total Social assistance                              2,026
                                                  --------

----------------------------------------------------------
SOFTWARE PUBLISHERS--3.2%
----------------------------------------------------------
Altiris*#                               101,290      2,662
Ansys*                                   69,420      2,467
Evolving Systems*                        47,680        561
MicroStrategy, Cl A*#                    31,670      1,457
Progress Software*                       47,960      1,031
                                                  --------
Total Software publishers                            8,178
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SPORTING GOODS/HOBBY/
    MUSICAL INSTRUMENT STORES--0.5%
----------------------------------------------------------
Hancock Fabrics#                         77,750   $  1,227
                                                  --------
Total Sporting goods/hobby/musical
    instrument stores                                1,227
                                                  --------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--0.7%
----------------------------------------------------------
Maverick Tube*                          106,740      1,657
                                                  --------
Total Steel product manufacturing
    from purchased steel                             1,657
                                                  --------

----------------------------------------------------------
TELECOMMUNICATIONS--1.2%
----------------------------------------------------------
Alamosa Holdings*#                      449,590      1,686
Primus Telecommunications*#             196,030      1,323
                                                  --------
Total Telecommunications                             3,009
                                                  --------

----------------------------------------------------------
TRAVELER ACCOMMODATION--0.4%
----------------------------------------------------------
MTR Gaming Group*                       127,040      1,101
                                                  --------
Total Traveler accommodation                         1,101
                                                  --------

----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.8%
----------------------------------------------------------
Casella Waste Systems, Cl A*            171,929      2,135
                                                  --------
Total Waste treatment & disposal                     2,135
                                                  --------

----------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.3%
----------------------------------------------------------
Artesian Resources, Cl A                 28,197        712
                                                  --------
Total Water, sewage & other systems                    712
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $177,519)                                230,426
----------------------------------------------------------

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--10.2%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                25,892,140     25,892


----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $25,892)                                  25,892
----------------------------------------------------------



56 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER MICRO CAP GROWTH FUND

                                    Face Amount      Value
                                          (000)      (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--7.0%
-----------------------------------------------------------
ABN-Amro (A)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    17,769,102 (collateralized by
    U.S. Government obligations,
    total market value $18,125,007)     $17,769   $ 17,769

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $17,769)                                  17,769
-----------------------------------------------------------

-----------------------------------------------------------
TOTAL INVESTMENTS--108.0%
    (COST $221,180)                                274,087
-----------------------------------------------------------


-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.0)%
-----------------------------------------------------------
Obligation to return securities lending
    collateral                                     (25,892)
Payable due to investment adviser                     (187)
Payable due to administrator                           (30)
Other assets and liabilities, net                    5,862

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (20,247)
-----------------------------------------------------------


-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
    authorization -- no par value)
    based on 6,134,828 outstanding shares
    of beneficial interest                         199,187
Accumulated net investment loss                         (1)
Accumulated net realized gain
    on investments                                   1,747
Net unrealized appreciation
    on investments                                  52,907

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $253,840
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $41.38
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $24,514,123.
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                            TURNER FUNDS 2003 ANNUAL REPORT | 57

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--98.7%
----------------------------------------------------------
AEROSPACE PRODUCT & PARTS
    MANUFACTURING--1.1%
----------------------------------------------------------
Honeywell International                   1,950   $     51
                                                  --------
Total Aerospace product &
    parts manufacturing                                 51
                                                  --------

----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.0%
----------------------------------------------------------
AON                                       2,100         44
Medco Health Solutions*                     102          2
                                                  --------
Total Agencies & other insurance
    related activities                                  46
                                                  --------

----------------------------------------------------------
ALUMINA & ALUMINUM PRODUCTION &
    PROCESSING--1.2%
----------------------------------------------------------
Alcan                                     1,500         57
                                                  --------
Total Alumina & aluminum
    production & processing                             57
                                                  --------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.5%
----------------------------------------------------------
E.I. du Pont de Nemours                     650         26
                                                  --------
Total Basic chemical manufacturing                      26
                                                  --------

----------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--0.9%
----------------------------------------------------------
Comcast, Cl A*                            1,500         44
                                                  --------
Total Cable networks &
    program distribution                                44
                                                  --------

----------------------------------------------------------
CLOTHING STORES--3.2%
----------------------------------------------------------
Abercrombie & Fitch, Cl A*                4,200        116
American Eagle Outfitters*                2,600         39
                                                  --------
Total Clothing stores                                  155
                                                  --------

----------------------------------------------------------
COMMERCIAL & SERVICE INDUSTRY
    MACHINERY MANUFACTURING--0.8%
----------------------------------------------------------
Bausch & Lomb                               900         40
                                                  --------
Total Commercial & service industry
    machinery manufacturing                             40
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.8%
----------------------------------------------------------
Nokia ADR                                 2,400   $     38
                                                  --------
Total Communications equipment
    manufacturing                                       38
                                                  --------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.8%
----------------------------------------------------------
Dell*                                     1,100         37
International Business Machines             200         18
Lexmark International*                      500         31
                                                  --------
Total Computer & peripheral
    equipment manufacturing                             86
                                                  --------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.0%
----------------------------------------------------------
Sungard Data Systems*                     1,900         50
                                                  --------
Total Computer systems design &
    related services                                    50
                                                  --------

----------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.3%
----------------------------------------------------------
Smurfit-Stone Container*                  4,075         61
                                                  --------
Total Converted paper product
    manufacturing                                       61
                                                  --------

----------------------------------------------------------
COURIERS--0.9%
----------------------------------------------------------
United Parcel Service, Cl B                 700         45
                                                  --------
Total Couriers                                          45
                                                  --------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--0.4%
----------------------------------------------------------
Jones Apparel Group                         700         21
                                                  --------
Total Cut & sew apparel manufacturing                   21
                                                  --------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--15.1%
----------------------------------------------------------
Bank of America                             650         51
Bank of New York                          1,450         42
Citigroup                                 3,700        168
Mellon Financial                          3,250         98
PNC Financial Services Group              2,575        123
Roslyn Bancorp                            2,400         56
Wachovia                                  1,850         76
Wells Fargo                               2,150        111
                                                  --------
Total Depository credit intermediation                 725
                                                  --------



58 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--2.9%
----------------------------------------------------------
CMS Energy                                5,700   $     42
Energy East                               1,750         39
Xcel Energy                               3,650         57
                                                  --------
Total Electric power generation,
    transmission & distribution                        138
                                                  --------

----------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.0%
----------------------------------------------------------
General Electric                          1,600         48
                                                  --------
Total Electrical equipment manufacturing                48
                                                  --------

----------------------------------------------------------
ELECTRICAL GOODS WHOLESALE--0.8%
----------------------------------------------------------
Avnet*                                    2,200         36
                                                  --------
Total Electrical goods wholesale                        36
                                                  --------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--1.8%
----------------------------------------------------------
RadioShack                                3,000         85
                                                  --------
Total Electronics & appliance stores                    85
                                                  --------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--1.1%
----------------------------------------------------------
Reebok International                      1,650         55
                                                  --------
Total Footwear manufacturing                            55
                                                  --------

----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY
    FOOD MANUFACTURING--0.8%
----------------------------------------------------------
H.J. Heinz                                1,050         36
                                                  --------
Total Fruit & vegetable preserving &
    specialty food manufacturing                        36
                                                  --------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.2%
----------------------------------------------------------
CVS                                       1,700         53
Omnicare                                  1,450         52
                                                  --------
Total Health & personal care stores                    105
                                                  --------

----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.3%
----------------------------------------------------------
Maytag                                    2,400         60
                                                  --------
Total Household appliance manufacturing                 60
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
INSURANCE CARRIERS--6.7%
----------------------------------------------------------
Ace                                       2,000   $     66
Allstate                                  1,450         53
American International Group              1,075         62
Metlife                                   1,700         48
MGIC Investment                             850         44
Prudential Financial                      1,300         49
                                                  --------
Total Insurance carriers                               322
                                                  --------

----------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.8%
----------------------------------------------------------
McDonald's                                1,700         40
                                                  --------
Total Limited-service eating places                     40
                                                  --------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--0.7%
----------------------------------------------------------
Baxter International                      1,100         32
                                                  --------
Total Medical equipment & supplies
    manufacturing                                       32
                                                  --------

----------------------------------------------------------
MOTION PICTURE & SOUND
    RECORDING INDUSTRIES--1.0%
----------------------------------------------------------
Walt Disney                               2,300         46
                                                  --------
Total Motion picture & sound
    recording industries                                46
                                                  --------

----------------------------------------------------------
MOTION PICTURE & VIDEO INDUSTRIES--1.7%
----------------------------------------------------------
Clear Channel Communications              2,100         81
                                                  --------
Total Motion picture & video industries                 81
                                                  --------

----------------------------------------------------------
MOTOR VEHICLE MANUFACTURING--1.0%
----------------------------------------------------------
General Motors                            1,150         47
                                                  --------
Total Motor vehicle manufacturing                       47
                                                  --------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.6%
----------------------------------------------------------
KeySpan                                   2,200         77
Sempra Energy                             1,600         47
                                                  --------
Total Natural gas distribution                         124
                                                  --------

                                            TURNER FUNDS 2003 ANNUAL REPORT | 59

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--0.9%
----------------------------------------------------------
Knight-Ridder                               650   $     43
                                                  --------
Total Newspaper/periodical/book/
    database publishers                                 43
                                                  --------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.2%
----------------------------------------------------------
Providian Financial*                      4,800         57
                                                  --------
Total Nondepository credit intermediation               57
                                                  --------

----------------------------------------------------------
OIL & GAS EXTRACTION--1.0%
----------------------------------------------------------
Houston Exploration*                      1,400         49
                                                  --------
Total Oil & gas extraction                              49
                                                  --------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.0%
----------------------------------------------------------
Emerson Electric                            900         47
                                                  --------
Total Other electrical equipment &
    component manufacturing                             47
                                                  --------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.0%
----------------------------------------------------------
Janus Capital Group                       3,400         48
                                                  --------
Total Other financial investment activities             48
                                                  --------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--1.1%
----------------------------------------------------------
FelCor Lodging Trust                      4,900         51
                                                  --------
Total Other investment pools & funds                    51
                                                  --------

----------------------------------------------------------
OTHER PERSONAL SERVICES--1.2%
----------------------------------------------------------
Cendant*                                  3,000         56
                                                  --------
Total Other personal services                           56
                                                  --------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--1.4%
----------------------------------------------------------
Humana*                                   3,650         66
                                                  --------
Total Outpatient care centers                           66
                                                  --------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--6.3%
----------------------------------------------------------
BP ADR                                    2,100         89
Exxon Mobil                               4,100        150
Marathon Oil                              2,250         64
                                                  --------
Total Petroleum & coal products
    manufacturing                                      303
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.2%
----------------------------------------------------------
Johnson & Johnson                         1,100   $     54
Merck                                       850         43
Pfizer                                    1,900         58
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                      155
                                                  --------

----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--2.0%
----------------------------------------------------------
International Paper                       1,300         51
MeadWestvaco                              1,800         46
                                                  --------
Total Pulp, paper & paperboard mills                    97
                                                  --------

----------------------------------------------------------
RAIL TRANSPORTATION--2.3%
----------------------------------------------------------
CSX                                       3,800        111
                                                  --------
Total Rail transportation                              111
                                                  --------

----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.9%
----------------------------------------------------------
Goldman Sachs Group                         275         23
Merrill Lynch                             2,000        107
Morgan Stanley                            2,100        106
                                                  --------
Total Security & commodity contracts
    intermediation & brokerage                         236
                                                  --------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--6.9%
----------------------------------------------------------
Analog Devices*                             425         16
Flextronics International*                4,100         58
Micron Technology*                        5,800         78
National Semiconductor*                   1,750         57
Taiwan Semiconductor
    Manufacturing ADR*                    4,914         53
Vishay Intertechnology*                   3,900         68
                                                  --------
Total Semiconductor & other electronic
    component manufacturing                            330
                                                  --------

----------------------------------------------------------
SHOE STORES--0.5%
----------------------------------------------------------
Foot Locker                               1,500         24
                                                  --------
Total Shoe stores                                       24
                                                  --------

60 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER LARGE CAP VALUE FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
----------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.0%
----------------------------------------------------------
Gillette                                  1,550   $     50
Procter & Gamble                            500         46
                                                  --------
Total Soap, cleaners & toilet
    preparation manufacturing                           96
                                                  --------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
    PURCHASED STEEL--1.1%
----------------------------------------------------------
Nucor                                     1,200         55
                                                  --------
Total Steel product manufacturing
    from purchased steel                                55
                                                  --------

----------------------------------------------------------
TELECOMMUNICATIONS--4.3%
----------------------------------------------------------
AT&T                                      2,300         50
SBC Communications                        2,800         62
Verizon Communications                    2,900         94
                                                  --------
Total Telecommunications                               206
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,666)                                    4,730
----------------------------------------------------------

----------------------------------------------------------
RIGHTS--0.0%
----------------------------------------------------------
Seagate*                                    425         --

----------------------------------------------------------
TOTAL RIGHTS
    (COST $0)                                           --
----------------------------------------------------------

----------------------------------------------------------
REPURCHASE AGREEMENT--1.9%
----------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $88,921 (collateralized by
    U.S. Government obligations,
    total market value $90,830)             $89         89

----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $89)                                          89
----------------------------------------------------------

----------------------------------------------------------
TOTAL INVESTMENTS--100.6%
    (COST $4,755)                                    4,819
----------------------------------------------------------



                                                     Value
                                                      (000)
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.6)%
-----------------------------------------------------------
Payable due to investment adviser                 $     (1)
Payable due to administrator                            (1)
Other assets and liabilities, net                      (25)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (27)
-----------------------------------------------------------


-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
    authorization -- no par value)
    based on 501,229 outstanding shares
    of beneficial interest                           5,638
Accumulated net realized loss
    on investments                                    (910)
Net unrealized appreciation
    on investments                                      64

-----------------------------------------------------------
TOTAL NET ASSETS--100%                              $4,792
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $9.56
-----------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                            TURNER FUNDS 2003 ANNUAL REPORT | 61

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--98.8%
----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.1%
----------------------------------------------------------
Arthur J. Gallagher                      17,500   $    495
                                                  --------
Total Agencies & other insurance
    related activities                                 495
                                                  --------

----------------------------------------------------------
ANIMAL SLAUGHTERING & PROCESSING--1.3%
----------------------------------------------------------
ConAgra Foods                            28,000        595
                                                  --------
Total Animal slaughtering & processing                 595
                                                  --------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--2.6%
----------------------------------------------------------
Akzo Nobel ADR                           38,000      1,191
                                                  --------
Total Basic chemical manufacturing                   1,191
                                                  --------

----------------------------------------------------------
CLOTHING STORES--1.1%
----------------------------------------------------------
American Eagle Outfitters*               34,000        505
                                                  --------
Total Clothing stores                                  505
                                                  --------

----------------------------------------------------------
COAL MINING--1.7%
----------------------------------------------------------
Massey Energy                            59,000        785
                                                  --------
Total Coal mining                                      785
                                                  --------

----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--1.7%
----------------------------------------------------------
Maxtor*                                  65,000        791
                                                  --------
Total Computer & peripheral
    equipment manufacturing                            791
                                                  --------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.9%
----------------------------------------------------------
BISYS Group*                             31,000        408
                                                  --------
Total Computer systems design &
    related services                                   408
                                                  --------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--3.0%
----------------------------------------------------------
Jones Apparel Group                      47,000      1,407
                                                  --------
Total Cut & sew apparel manufacturing                1,407
                                                  --------

----------------------------------------------------------
DATA PROCESSING SERVICES--2.5%
----------------------------------------------------------
eFunds*                                  96,000      1,186
                                                  --------
Total Data processing services                       1,186
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DEPARTMENT STORES--2.7%
----------------------------------------------------------
Federated Department Stores              30,000   $  1,257
                                                  --------
Total Department stores                              1,257
                                                  --------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--8.0%
----------------------------------------------------------
Banknorth Group                          29,000        818
Commerce Bancshares                      13,781        603
Hibernia, Cl A                           46,000        932
PNC Financial Services Group             10,000        476
Sovereign Bancorp                        50,000        927
                                                  --------
Total Depository credit intermediation               3,756
                                                  --------

----------------------------------------------------------
ELECTRIC POWER GENERATION, TRANSMISSION &
    DISTRIBUTION--10.1%
----------------------------------------------------------
CMS Energy                              162,500      1,198
NiSource                                 25,000        499
Puget Energy                             38,500        864
SCANA                                    33,000      1,130
Xcel Energy                              65,000      1,005
                                                  --------
Total Electric power generation,
    transmission & distribution                      4,696
                                                  --------

----------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.2%
----------------------------------------------------------
RadioShack                               36,500      1,037
                                                  --------
Total Electronics & appliance stores                 1,037
                                                  --------

----------------------------------------------------------
FOOTWEAR MANUFACTURING--2.1%
----------------------------------------------------------
Reebok International                     30,000      1,003
                                                  --------
Total Footwear manufacturing                         1,003
                                                  --------

----------------------------------------------------------
FURNITURE & HOME FURNISHING WHOLESALE--1.0%
----------------------------------------------------------
United Stationers*                       12,500        471
                                                  --------
Total Furniture & home
    furnishing wholesale                               471
                                                  --------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.9%
----------------------------------------------------------
Yellow*                                  30,000        896
                                                  --------
Total General freight trucking                         896
                                                  --------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--1.2%
----------------------------------------------------------
Triad Hospitals*                         18,500        560
                                                  --------
Total General medical & surgical hospitals             560
                                                  --------



62 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
GROCERY STORES--2.7%
----------------------------------------------------------
Kroger*                                  70,000   $  1,251
                                                  --------
Total Grocery stores                                 1,251
                                                  --------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--2.5%
----------------------------------------------------------
CVS                                      38,000      1,180
                                                  --------
Total Health & personal care stores                  1,180
                                                  --------

----------------------------------------------------------
INFORMATION SERVICES--1.6%
----------------------------------------------------------
D&B*                                     18,000        748
                                                  --------
Total Information services                             748
                                                  --------

----------------------------------------------------------
INSURANCE CARRIERS--13.6%
----------------------------------------------------------
Aflac                                    15,000        485
AMBAC Financial Group                    12,000        768
HCC Insurance Holdings                   23,000        669
Mercury General                          14,000        627
Prudential Financial                     34,000      1,270
Radian Group                             18,500        821
Safeco                                   31,000      1,093
Travelers Property Casualty, Cl B        40,000        635
                                                  --------
Total Insurance carriers                             6,368
                                                  --------

----------------------------------------------------------
MEDICAL & DIAGNOSTIC LABORATORIES--2.5%
----------------------------------------------------------
Quest Diagnostics*                       19,000      1,152
                                                  --------
Total Medical & diagnostic laboratories              1,152
                                                  --------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.2%
----------------------------------------------------------
Baxter International                     20,000        581
                                                  --------
Total Medical equipment & supplies
    manufacturing                                      581
                                                  --------

----------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--1.1%
----------------------------------------------------------
Delphi                                   55,000        498
                                                  --------
Total Motor vehicle parts manufacturing                498
                                                  --------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--2.3%
----------------------------------------------------------
KeySpan                                  30,000      1,052
                                                  --------
Total Natural gas distribution                       1,052
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.7%
----------------------------------------------------------
Thermo Electron*                         37,000   $    803
                                                  --------
Total Navigational/measuring/medical/
    control instruments manufacturing                  803
                                                  --------

----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--2.8%
----------------------------------------------------------
Countrywide Credit Industry               7,500        587
Freddie Mac                              13,500        707
                                                  --------
Total Nondepository credit intermediation            1,294
                                                  --------

----------------------------------------------------------
OIL & GAS EXTRACTION--2.5%
----------------------------------------------------------
Pioneer Natural Resources*               46,000      1,171
                                                  --------
Total Oil & gas extraction                           1,171
                                                  --------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
----------------------------------------------------------
Callaway Golf                            35,000        499
                                                  --------
Total Other miscellaneous manufacturing                499
                                                  --------

----------------------------------------------------------
PESTICIDE, FERTILIZER & OTHER AGRICULTURE
    CHEMICAL MANUFACTURING--1.6%
----------------------------------------------------------
Agrium#                                  61,000        766
                                                  --------
Total Pesticide, fertilizer & other
    agriculture chemical manufacturing                 766
                                                  --------

----------------------------------------------------------
PETROLEUM & COAL PRODUCTS
    MANUFACTURING--2.0%
----------------------------------------------------------
Valero Energy                            25,000        957
                                                  --------
Total Petroleum & coal products
    manufacturing                                      957
                                                  --------

----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--1.3%
----------------------------------------------------------
SICOR*                                   31,000        598
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                      598
                                                  --------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--1.5%
----------------------------------------------------------
Ingram Micro, Cl A*                      54,000        705
                                                  --------
Total Professional & commercial
    equipment & supply wholesale                       705
                                                  --------


                                            TURNER FUNDS 2003 ANNUAL REPORT | 63

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER CORE VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.8%
----------------------------------------------------------
E*Trade Group*                           51,000   $    472
Merrill Lynch                            15,500        830
                                                  --------
Total Security & commodity contracts
    intermediation & brokerage                       1,302
                                                  --------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.3%
----------------------------------------------------------
LSI Logic*                               58,100        522
Solectron*                               95,000        556
                                                  --------
Total Semiconductor & other electronic
    component manufacturing                          1,078
                                                  --------

----------------------------------------------------------
SHIP & BOAT BUILDING--2.5%
----------------------------------------------------------
Brunswick                                45,000      1,156
                                                  --------
Total Ship & boat building                           1,156
                                                  --------

----------------------------------------------------------
SOFTWARE PUBLISHERS--1.8%
----------------------------------------------------------
Compuware*                              159,500        855
                                                  --------
Total Software publishers                              855
                                                  --------

----------------------------------------------------------
WASTE TREATMENT & DISPOSAL--2.3%
----------------------------------------------------------
Republic Services                        46,500      1,053
                                                  --------
Total Waste treatment & disposal                     1,053
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCK
    (COST $39,821)                                  46,106
----------------------------------------------------------

----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--1.6%
----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                   744,900        745
                                                  --------

----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $745)                                        745
----------------------------------------------------------


                                      Face Amount    Value
                                         (000)       (000)
-----------------------------------------------------------
REPURCHASE AGREEMENT--1.5%
-----------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $690,027 (collateralized by
    U.S. Government obligations,
    total market value $704,838)           $690   $    690

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $690)                                        690
-----------------------------------------------------------

-----------------------------------------------------------
TOTAL INVESTMENTS--101.9%
    (COST $41,256)                                  47,541
-----------------------------------------------------------


-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.9)%
-----------------------------------------------------------
Obligation to return securities lending
    collateral                                        (745)
Payable due to investment adviser                      (30)
Payable due to administrator                            (6)
Other assets and liabilities, net                      (87)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (868)
-----------------------------------------------------------


-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares
   (unlimited authorization -- no par value)
    based on 3,290,627 outstanding shares
    of beneficial interest                          39,528
Accumulated net realized gain
    on investments                                     860
Net unrealized appreciation
    on investments                                   6,285

-----------------------------------------------------------
TOTAL NET ASSETS--100%                             $46,673
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $14.18
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of the security on loan at September 30, 2003, was $719,688.
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.



64 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMMON STOCK--97.6%
----------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--0.5%
----------------------------------------------------------
NCO Group*                               82,000   $  1,925
                                                  --------
Total Accounting/tax preparation/
    bookkeeping/payroll services                     1,925
                                                  --------

----------------------------------------------------------
AGENCIES & OTHER INSURANCE
    RELATED ACTIVITIES--1.4%
----------------------------------------------------------
Arthur J. Gallagher                     197,000      5,571
                                                  --------
Total Agencies & other insurance
    related activities                               5,571
                                                  --------

----------------------------------------------------------
AGRICULTURE, CONSTRUCTION & MINING
    MACHINERY MANUFACTURING--0.7%
----------------------------------------------------------
AGCO*                                   171,175      2,934
                                                  --------
Total Agriculture, construction &
    mining machinery manufacturing                   2,934
                                                  --------

----------------------------------------------------------
APPAREL, PIECE GOODS & NOTIONS WHOLESALE--1.2%
----------------------------------------------------------
Men's Wearhouse*                        184,150      4,723
                                                  --------
Total Apparel, piece goods &
    notions wholesale                                4,723
                                                  --------

----------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--0.4%
----------------------------------------------------------
Washington Group International*          63,000      1,698
                                                  --------
Total Architectural, engineering &
    related services                                 1,698
                                                  --------

----------------------------------------------------------
AUTOMOBILE DEALERS--0.5%
----------------------------------------------------------
United Auto Group*                       83,000      1,909
                                                  --------
Total Automobile dealers                             1,909
                                                  --------

----------------------------------------------------------
AUTOMOTIVE EQUIPMENT RENTAL & LEASING--0.5%
----------------------------------------------------------
Ryder System                             64,750      1,898
                                                  --------
Total Automotive equipment
    rental & leasing                                 1,898
                                                  --------

----------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--0.4%
----------------------------------------------------------
Arch Chemicals                           74,600      1,552
                                                  --------
Total Basic chemical manufacturing                   1,552
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
BOOK, PERIODICAL & MUSIC STORES--1.5%
----------------------------------------------------------
Barnes & Noble*                         227,200   $  5,773
                                                  --------
Total Book, periodical & music stores                5,773
                                                  --------

----------------------------------------------------------
CHEMICAL MANUFACTURING--0.3%
----------------------------------------------------------
Georgia Gulf                             43,925      1,026
                                                  --------
Total Chemical manufacturing                         1,026
                                                  --------

----------------------------------------------------------
CLOTHING STORES--2.4%
----------------------------------------------------------
American Eagle Outfitters*              211,000      3,136
Burlington Coat
    Factory Warehouse                    47,625        891
Charlotte Russe Holding*                148,000      1,523
Charming Shoppes*                       295,000      1,684
Wet Seal, Cl A*                         235,350      2,365
                                                  --------
Total Clothing stores                                9,599
                                                  --------

----------------------------------------------------------
COAL MINING--0.5%
----------------------------------------------------------
Massey Energy                           155,000      2,061
                                                  --------
Total Coal mining                                    2,061
                                                  --------

----------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--1.0%
----------------------------------------------------------
United Rentals*                         248,100      3,992
                                                  --------
Total Commercial/industrial equipment
    rental & leasing                                 3,992
                                                  --------

----------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--1.8%
----------------------------------------------------------
Anadigics*#                             246,550      1,171
Checkpoint Systems*                     119,600      1,890
Nice Systems ADR*                       217,400      4,130
                                                  --------
Total Communications equipment
    manufacturing                                    7,191
                                                  --------

----------------------------------------------------------
COMMUNITY CARE FACILITIES FOR
    THE ELDERLY--0.9%
----------------------------------------------------------
Genesis Health Ventures*                150,000      3,637
                                                  --------
Total Community care facilities
    for the elderly                                  3,637
                                                  --------

                                            TURNER FUNDS 2003 ANNUAL REPORT | 65

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.7%
----------------------------------------------------------
Iomega*                                 165,000   $  1,838
Maxtor*#                                507,686      6,178
Western Digital*                        203,700      2,626
                                                  --------
Total Computer & peripheral
    equipment manufacturing                         10,642
                                                  --------

----------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.9%
----------------------------------------------------------
Carreker*                               320,000      2,576
Ciber*                                  304,800      2,316
Computer Horizons*                      279,700      1,035
Eclipsys*                                90,000      1,439
                                                  --------
Total Computer systems design &
    related services                                 7,366
                                                  --------

----------------------------------------------------------
CONVERTED PAPER PRODUCT MANUFACTURING--1.3%
----------------------------------------------------------
Playtex Products*                       540,900      3,224
Smurfit-Stone Container*                130,000      1,947
                                                  --------
Total Converted paper product
    manufacturing                                    5,171
                                                  --------

----------------------------------------------------------
CUT & SEW APPAREL MANUFACTURING--1.9%
----------------------------------------------------------
Ashworth*                               579,100      4,013
Tommy Hilfiger*                         291,600      3,473
                                                  --------
Total Cut & sew apparel manufacturing                7,486
                                                  --------

----------------------------------------------------------
DATA PROCESSING SERVICES--1.4%
----------------------------------------------------------
Acxiom*                                 237,900      3,749
eFunds*                                 136,400      1,685
                                                  --------
Total Data processing services                       5,434
                                                  --------

----------------------------------------------------------
DEATH CARE SERVICES--1.8%
----------------------------------------------------------
Service International*                1,537,600      7,027
                                                  --------
Total Death care services                            7,027
                                                  --------

----------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.5%
----------------------------------------------------------
Overseas Shipholding Group#              70,000      1,809
                                                  --------
Total Deep sea, coastal & great lakes
    water transportation                             1,809
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
DEPARTMENT STORES--0.4%
----------------------------------------------------------
ShopKo Stores*                          112,100   $  1,681
                                                  --------
Total Department stores                              1,681
                                                  --------

----------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--9.2%
----------------------------------------------------------
Bancorpsouth                             90,150      1,974
Bay View Capital*                       797,750      4,842
Colonial BancGroup                      208,800      3,015
Community First Bankshares               81,850      2,163
FirstMerit                              150,700      3,728
Hibernia, Cl A                           95,050      1,926
Hudson United Bancorp                    48,000      1,688
New York Community Bancorp              132,200      4,166
Roslyn Bancorp#                          71,000      1,667
Sterling Bancshares                     216,300      2,581
Sterling Financial*                      76,246      2,146
Trustmark                                95,500      2,591
Webster Financial                        93,000      3,709
                                                  --------
Total Depository credit intermediation              36,196
                                                  --------

----------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--5.6%
----------------------------------------------------------
Alliant Energy                           77,000      1,694
Avista                                  211,000      3,288
Calpine*#                               744,400      3,640
CMS Energy                              896,500      6,607
Northeast Utilities                     141,400      2,534
Reliant Resources*                      686,000      3,512
Sierra Pacific Resources*#              216,550      1,050
                                                  --------
Total Electric power generation,
    transmission & distribution                     22,325
                                                  --------

----------------------------------------------------------
EMPLOYMENT SERVICES--0.5%
----------------------------------------------------------
Heidrick & Struggles International*     110,300      1,867
                                                  --------
Total Employment services                            1,867
                                                  --------

----------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--0.6%
----------------------------------------------------------
Briggs & Stratton                        38,675      2,273
                                                  --------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                    2,273
                                                  --------



66 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
FOOTWEAR MANUFACTURING--0.9%
----------------------------------------------------------
Vans*                                   326,200   $  3,556
                                                  --------
Total Footwear manufacturing                         3,556
                                                  --------

----------------------------------------------------------
FOUNDRIES--0.7%
----------------------------------------------------------
Intermet                                671,800      2,889
                                                  --------
Total Foundries                                      2,889
                                                  --------

----------------------------------------------------------
FRUIT & TREE NUT FARMING--0.6%
----------------------------------------------------------
Chiquita Brands International*          144,600      2,559
                                                  --------
Total Fruit & tree nut farming                       2,559
                                                  --------

----------------------------------------------------------
FRUIT & VEGETABLE PRESERVING & SPECIALTY
FOOD MANUFACTURING--1.5%
----------------------------------------------------------
Smithfield Foods*                       307,000      5,894
                                                  --------
Total Fruit & vegetable preserving &
    specialty food manufacturing                     5,894
                                                  --------

----------------------------------------------------------
GENERAL FREIGHT TRUCKING--1.5%
----------------------------------------------------------
Celadon Group*                          186,625      2,398
USF                                     113,550      3,574
                                                  --------
Total General freight trucking                       5,972
                                                  --------

----------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.9%
----------------------------------------------------------
Province Healthcare*                    271,000      3,509
                                                  --------
Total General medical &
    surgical hospitals                               3,509
                                                  --------

----------------------------------------------------------
HEALTH & PERSONAL CARE STORES--0.7%
----------------------------------------------------------
NBTY*                                   117,000      2,732
                                                  --------
Total Health & personal care stores                  2,732
                                                  --------

----------------------------------------------------------
HOUSEHOLD APPLIANCE MANUFACTURING--1.2%
----------------------------------------------------------
Helen of Troy*                          191,150      4,630
                                                  --------
Total Household appliance manufacturing              4,630
                                                  --------

----------------------------------------------------------
HVAC & COMMERCIAL REFRIGERATION
    EQUIPMENT MANUFACTURING--0.4%
----------------------------------------------------------
Lennox International                    111,000      1,622
                                                  --------
Total Hvac & commercial refrigeration
    equipment manufacturing                          1,622
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
INFORMATION SERVICES--1.3%
----------------------------------------------------------
Earthlink*                              245,200   $  2,018
Hooper Holmes                           220,000      1,463
S1*                                     308,700      1,559
                                                  --------
Total Information services                           5,040
                                                  --------

----------------------------------------------------------
INSURANCE CARRIERS--7.1%
----------------------------------------------------------
American Financial Group                241,800      5,259
American Physicians Capital*             85,100      2,364
Delphi Financial Group, Cl A             55,000      2,559
FPIC Insurance Group*#                  207,700      3,130
HCC Insurance Holdings                  121,650      3,538
Ohio Casualty*#                         174,000      2,523
Phoenix                                 394,700      4,559
Scottish Re Group                        71,400      1,724
Triad Guaranty*                          52,000      2,552
                                                  --------
Total Insurance carriers                            28,208
                                                  --------

----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--2.1%
----------------------------------------------------------
Conmed*                                  78,000      1,610
Oakley*#                                455,000      4,550
Vital Signs                              70,000      2,051
                                                  --------
Total Medical equipment &
    supplies manufacturing                           8,211
                                                  --------

----------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.9%
----------------------------------------------------------
Hanover Compressor*                     204,700      2,027
Key Energy Services*                    561,400      5,417
                                                  --------
Total Mining support activities                      7,444
                                                  --------

----------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.3%
----------------------------------------------------------
SEMCO Energy                            225,650      1,038
                                                  --------
Total Natural gas distribution                       1,038
                                                  --------

----------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--1.1%
----------------------------------------------------------
FEI*                                    138,500      3,233
Molecular Devices*                       56,850        990
                                                  --------
Total Navigational/measuring/medical/
    control instruments manufacturing                4,223
                                                  --------


                                            TURNER FUNDS 2003 ANNUAL REPORT | 67

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.5%
----------------------------------------------------------
Advanta, Cl B                           217,000   $  2,335
Providian Financial*                    310,000      3,655
                                                  --------
Total Nondepository credit intermediation            5,990
                                                  --------

----------------------------------------------------------
NONFERROUS PRODUCTION & PROCESSING--0.2%
----------------------------------------------------------
Wolverine Tube*                         208,850        883
                                                  --------
Total Nonferrous production & processing               883
                                                  --------

----------------------------------------------------------
NONSCHEDULED AIR TRANSPORTATION--0.8%
----------------------------------------------------------
CNF                                     103,300      3,311
                                                  --------
Total Nonscheduled air transportation                3,311
                                                  --------

----------------------------------------------------------
OFFICE FURNITURE (INCLUDING FIXTURES)
    MANUFACTURING--0.5%
----------------------------------------------------------
Furniture Brands International*          79,000      1,904
                                                  --------
Total Office furniture (including fixtures)
    manufacturing                                    1,904
                                                  --------

----------------------------------------------------------
OFFICE SUPPLIES, STATIONERY & GIFT STORES--0.4%
----------------------------------------------------------
School Specialty*#                       60,000      1,693
                                                  --------
Total Office supplies, stationery &
    gift stores                                      1,693
                                                  --------

----------------------------------------------------------
OFFICES OF DENTISTS--0.4%
----------------------------------------------------------
Orthodontic Centers
    of America*#                        200,000      1,576
                                                  --------
Total Offices of dentists                            1,576
                                                  --------

----------------------------------------------------------
OIL & GAS EXTRACTION--1.6%
----------------------------------------------------------
Cabot Oil & Gas                         189,050      4,915
Magnum Hunter Resources*                202,000      1,614
                                                  --------
Total Oil & gas extraction                           6,529
                                                  --------

----------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.2%
----------------------------------------------------------
GrafTech International*                 357,550      2,861
Rayovac*                                144,000      2,102
                                                  --------
Total Other electrical equipment &
    component manufacturing                          4,963
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.4%
----------------------------------------------------------
Timken                                  100,000   $  1,524
                                                  --------
Total Other fabricated metal product
    manufacturing                                    1,524
                                                  --------

----------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--1.2%
----------------------------------------------------------
BKF Capital Group*                       51,900      1,253
Westwood Holdings Group                  87,050      1,478
WP Stewart                               92,800      1,940
                                                  --------
Total Other financial investment activities          4,671
                                                  --------

----------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--1.7%
----------------------------------------------------------
Flowserve*                               99,000      2,010
Stewart & Stevenson Services            319,100      4,793
                                                  --------
Total Other general purpose
    machinery manufacturing                          6,803
                                                  --------

----------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--4.0%
----------------------------------------------------------
FelCor Lodging Trust                    534,000      5,532
HRPT Properties Trust                   422,850      3,865
LTC Properties                          229,050      2,652
US Restaurant Properties                227,550      3,698
                                                  --------
Total Other investment pools & funds                15,747
                                                  --------

----------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--0.5%
----------------------------------------------------------
Callaway Golf                           130,050      1,856
                                                  --------
Total Other miscellaneous manufacturing              1,856
                                                  --------

----------------------------------------------------------
OTHER PROFESSIONAL/SCIENTIFIC/
    TECHNICAL SERVICE--2.6%
----------------------------------------------------------
Dendrite International*#                280,500      4,261
IDX Systems*                            111,450      2,577
VCA Antech*#                            151,000      3,556
                                                  --------
Total Other professional/scientific/
    technical service                               10,394
                                                  --------

----------------------------------------------------------
OUTPATIENT CARE CENTERS--0.4%
----------------------------------------------------------
Curative Health Services*                93,000      1,662
                                                  --------
Total Outpatient care centers                        1,662
                                                  --------



68 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                                     Value
                                         Shares      (000)
----------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--0.3%
----------------------------------------------------------
Alpharma, Cl A                           70,000   $  1,302
                                                  --------
Total Pharmaceutical & medicine
    manufacturing                                    1,302
                                                  --------

----------------------------------------------------------
PRINTING & RELATED SUPPORT ACTIVITIES--0.3%
----------------------------------------------------------
Cadmus Communications                   115,850      1,306
                                                  --------
Total Printing & related support activities          1,306
                                                  --------

----------------------------------------------------------
PROFESSIONAL & COMMERCIAL EQUIPMENT &
    SUPPLY WHOLESALE--0.6%
----------------------------------------------------------
Stamps.com*                             397,500      2,313
                                                  --------
Total Professional & commercial
    equipment & supply wholesale                     2,313
                                                  --------

----------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--3.0%
----------------------------------------------------------
Buckeye Technologies*                   319,650      2,906
Caraustar Industries*                   300,750      2,625
Chesapeake                              110,200      2,484
Wausau-Mosinee Paper                    331,650      4,049
                                                  --------
Total Pulp, paper & paperboard mills                12,064
                                                  --------

----------------------------------------------------------
RADIO & TELEVISION BROADCASTING--1.2%
----------------------------------------------------------
Cumulus Media, Cl A*                    157,000      2,677
Hearst-Argyle Television*                78,500      1,900
                                                  --------
Total Radio & television broadcasting                4,577
                                                  --------

----------------------------------------------------------
RUBBER PRODUCT MANUFACTURING--0.8%
----------------------------------------------------------
Cooper Tire & Rubber                    194,750      3,091
                                                  --------
Total Rubber product manufacturing                   3,091
                                                  --------

----------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.5%
----------------------------------------------------------
Alaska Air Group*                        68,175      1,897
                                                  --------
Total Scheduled air transportation                   1,897
                                                  --------

----------------------------------------------------------
SCIENTIFIC R&D SERVICES--0.4%
----------------------------------------------------------
Discovery Partners International*       248,650      1,472
                                                  --------
Total Scientific r&d services                        1,472
                                                  --------


                                                     Value
                                         Shares      (000)
----------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & brokerage--2.1%
----------------------------------------------------------
Raymond James Financial                  73,050   $  2,655
SoundView Technology Group*             303,880      2,990
SWS Group                               129,000      2,543
                                                  --------
Total Security & commodity contracts
    intermediation & brokerage                       8,188
                                                  --------

----------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--4.0%
----------------------------------------------------------
Arrow Electronics*                      162,000      2,979
ATI Technologies*#                      278,000      4,128
Fairchild Semiconductor
    International*                      150,000      2,487
Integrated Silicon Solutions*           330,000      3,284
Marvell Technology Group*                38,700      1,461
Methode Electronics, Cl A               130,500      1,541
                                                  --------
Total Semiconductor & other
    electronic component
    manufacturing                                   15,880
                                                  --------

----------------------------------------------------------
SHOE STORES--0.5%
----------------------------------------------------------
Foot Locker                             122,000      1,976
                                                  --------
Total Shoe stores                                    1,976
                                                  --------

----------------------------------------------------------
SOFTWARE PUBLISHERS--1.0%
----------------------------------------------------------
THQ*                                    248,000      4,072
                                                  --------
Total Software publishers                            4,072
                                                  --------

----------------------------------------------------------
STEEL PRODUCT MANUFACTURING FROM
PURCHASED STEEL--0.5%
----------------------------------------------------------
AK Steel Holding*                       928,400      1,857
                                                  --------
Total Steel product manufacturing
from purchased steel                                 1,857
                                                  --------

----------------------------------------------------------
TELECOMMUNICATIONS--1.0%
----------------------------------------------------------
PTEK Holdings*                          466,350      3,801
                                                  --------
Total Telecommunications                             3,801
                                                  --------

----------------------------------------------------------
TOTAL COMMON STOCK
(COST $361,430)                                    385,595
----------------------------------------------------------



                                            TURNER FUNDS 2003 ANNUAL REPORT | 69

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
-----------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--4.2%
-----------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                16,512,900   $ 16,513
                                                  ---------

-----------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $16,513)                                  16,513
-----------------------------------------------------------

-----------------------------------------------------------
REPURCHASE AGREEMENT--3.5%
-----------------------------------------------------------
ABN-Amro (A)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    $13,839,072 (collateralized by
    U.S. Government obligations,
    total market value $14,115,623)     $13,839     13,839

-----------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $13,839)                                  13,839
-----------------------------------------------------------

-----------------------------------------------------------
TOTAL INVESTMENTS--105.3%
    (COST $391,782)                                415,947
-----------------------------------------------------------


-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(5.3)%
-----------------------------------------------------------
Obligation to return securities lending
    collateral                                     (16,513)
Payable due to investment adviser                     (287)
Payable due to administrator                           (48)
Other assets and liabilities, net                   (4,153)

-----------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET            (21,001)
-----------------------------------------------------------



                                                      Value
                                                      (000)
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Portfolio capital of Class I Shares (unlimited
    authorization -- no par value)
    based on 20,536,587 outstanding shares
    of beneficial interest                        $437,140
Accumulated net realized loss
    on investments                                 (66,359)
Net unrealized appreciation
    on investments                                  24,165

-----------------------------------------------------------
TOTAL NET ASSETS--100%                            $394,946
-----------------------------------------------------------

-----------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $19.23
-----------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $14,824,406.
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.



70 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND
September 30, 2003

                                                                          Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--92.0%
--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--2.4%
--------------------------------------------------------------------------------
Griffon*                                                       7,790      $  140
                                                                          ------
Total Architectural & structural
    metals manufacturing                                                     140
                                                                          ------

--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES &
    TIRE STORES--1.0%
--------------------------------------------------------------------------------
CSK Auto*                                                      3,900          60
                                                                          ------
Total Automotive parts, accessories &
    tire stores                                                               60
                                                                          ------

--------------------------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--2.6%
--------------------------------------------------------------------------------
Interstate Bakeries                                            9,860         148
                                                                          ------
Total Bakeries & tortilla manufacturing                                      148
                                                                          ------

--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Solutia                                                       15,550          62
                                                                          ------
Total Chemical manufacturing                                                  62
                                                                          ------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--2.8%
--------------------------------------------------------------------------------
Intergraph*                                                    6,905         161
                                                                          ------
Total Computer systems design &
    related services                                                         161
                                                                          ------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--1.2%
--------------------------------------------------------------------------------
Alexander & Baldwin                                            2,560          72
                                                                          ------
Total Deep sea, coastal & great lakes
    water transportation                                                      72
                                                                          ------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--9.8%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A                                     5,670          81
BSB Bancorp                                                    4,200         116
First Niagara Financial Group                                  7,060         107
FNB                                                            3,340         115
People's Bank                                                  1,940          58
Sterling Financial*                                            2,980          84
                                                                          ------
Total Depository credit intermediation                                       561
                                                                          ------


                                                                          Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
ELECTRICAL CONTRACTORS--0.5%
--------------------------------------------------------------------------------
EMCOR Group*                                                     630      $   27
                                                                          ------
Total Electrical contractors                                                  27
                                                                          ------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--1.0%
--------------------------------------------------------------------------------
C&D Technologies                                               2,900          55
                                                                          ------
Total Electrical equipment manufacturing                                      55
                                                                          ------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--1.9%
--------------------------------------------------------------------------------
FTD, Cl A*                                                     4,810         108
                                                                          ------
Total Electronic shopping &
    mail-order houses                                                        108
                                                                          ------

--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--1.7%
--------------------------------------------------------------------------------
China Yuchai International                                     5,610          99
                                                                          ------
Total Engine, turbine & power transmission
    equipment manufacturing                                                   99
                                                                          ------

--------------------------------------------------------------------------------
FABRIC MILLS--1.7%
--------------------------------------------------------------------------------
Albany International, Cl A                                     3,110          96
                                                                          ------
Total Fabric mills                                                            96
                                                                          ------

--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Wolverine World Wide                                           3,910          76
                                                                          ------
Total Footwear manufacturing                                                  76
                                                                          ------

--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
--------------------------------------------------------------------------------
Red Robin Gourmet Burgers*                                     1,560          40
                                                                          ------
Total Full-service restaurants                                                40
                                                                          ------

--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--1.0%
--------------------------------------------------------------------------------
Isle of Capri Casinos*                                         2,890          57
                                                                          ------
Total Gambling industries                                                     57
                                                                          ------

--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.1%
--------------------------------------------------------------------------------
Linens 'N Things*                                              2,620          62
                                                                          ------
Total Home furnishings stores                                                 62
                                                                          ------


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  71

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                                          Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
INFORMATION SERVICES--1.8%
--------------------------------------------------------------------------------
eSpeed, Cl A*                                                 1,440       $   33
Interactive Data*                                             4,560           72
                                                                          ------
Total Information services                                                   105
                                                                          ------
--------------------------------------------------------------------------------
INSURANCE CARRIERS--8.9%
--------------------------------------------------------------------------------
Allmerica Financial*                                          3,350           80
American Financial Group                                      3,960           86
Ceres Group*                                                 22,670           91
IPC Holdings                                                  1,660           58
PMA Capital, Cl A                                             7,380           92
Scottish Re Group                                             4,250          103
                                                                          ------
Total Insurance carriers                                                     510
                                                                          ------
--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.6%
--------------------------------------------------------------------------------
Brink's                                                       8,535          148
                                                                          ------
Total Investigation & security services                                      148
                                                                          ------
--------------------------------------------------------------------------------
METAL ORE MINING--1.0%
--------------------------------------------------------------------------------
Golden Star Resources*#                                      13,190           55
                                                                          ------
Total Metal ore mining                                                        55
                                                                          ------
--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Pride International*                                          3,350           57
                                                                          ------
Total Mining support activities                                               57
                                                                          ------
--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE
    GOODS WHOLESALE--1.0%
--------------------------------------------------------------------------------
Source Interlink*                                             6,060           57
                                                                          ------
Total Miscellaneous nondurable
    goods wholesale                                                           57
                                                                          ------
--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Wabash National*                                              4,730           75
                                                                          ------
Total Motor vehicle body &
    trailer manufacturing                                                     75
                                                                          ------
--------------------------------------------------------------------------------
MOTOR VEHICLE PARTS MANUFACTURING--0.6%
--------------------------------------------------------------------------------
IMPCO Technologies*                                           5,250           38
                                                                          ------
Total Motor vehicle parts manufacturing                                       38
                                                                          ------

                                                                          Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.9%
--------------------------------------------------------------------------------
AGL Resources                                                 1,860       $   52
                                                                          ------
Total Natural gas distribution                                                52
                                                                          ------
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--5.6%
--------------------------------------------------------------------------------
Analogic                                                      1,710           82
DaVita*                                                       1,100           35
Image Sensing Systems*                                        2,050           15
Measurement Specialties*                                      6,770           91
United Industrial                                             6,210           99
                                                                          ------
Total Navigational/measuring/medical/
    control instruments manufacturing                                        322
                                                                          ------
--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.5%
--------------------------------------------------------------------------------
R.H. Donnelley*                                               2,135           86
                                                                          ------
Total Newspaper/periodical/book/
    database publishers                                                       86
                                                                          ------
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--1.0%
--------------------------------------------------------------------------------
United PanAm Financial*                                       3,190           56
                                                                          ------
Total Nondepository credit intermediation                                     56
                                                                          ------
--------------------------------------------------------------------------------
NURSING CARE FACILITIES--2.4%
--------------------------------------------------------------------------------
Kindred Healthcare*                                           3,630          136
                                                                          ------
Total Nursing care facilities                                                136
                                                                          ------
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--1.3%
--------------------------------------------------------------------------------
Chesapeake Energy                                             7,120           77
                                                                          ------
Total Oil & gas extraction                                                    77
                                                                          ------
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
GrafTech International*                                      10,660           85
Rayovac*                                                      3,840           56
                                                                          ------
Total Other electrical equipment &
    component manufacturing                                                  141
                                                                          ------
--------------------------------------------------------------------------------
OTHER FABRICATED METAL PRODUCT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Watts Industries, Cl A                                        2,980           52
                                                                          ------
Total Other fabricated metal
    product manufacturing                                                     52
                                                                          ------


72 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                                          Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--4.7%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities                               1,580       $   76
Capital Automotive REIT                                       1,920           58
Pan Pacific Retail Properties                                 1,350           58
Regency Centers                                               2,030           75
                                                                          ------
Total Other investment pools & funds                                         267
                                                                          ------
--------------------------------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Louisiana-Pacific*                                            9,240          127
                                                                          ------
Total Other wood product manufacturing                                       127
                                                                          ------
--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.3%
--------------------------------------------------------------------------------
Sierra Health Services*                                       3,660           75
                                                                          ------
Total Outpatient care centers                                                 75
                                                                          ------
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Caraco Pharm Labs*                                            5,170           50
Dade Behring Holdings*                                        1,950           55
Immucor*                                                      2,180           59
                                                                          ------
Total Pharmaceutical & medicine
    manufacturing                                                            164
                                                                          ------
--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--0.8%
--------------------------------------------------------------------------------
Western Gas Resources                                         1,220           46
                                                                          ------
Total Pipeline transportation of natural gas                                  46
                                                                          ------
--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--2.2%
--------------------------------------------------------------------------------
Applied Films*                                                1,760           52
Jarden*                                                       1,930           73
                                                                          ------
Total Plastics product manufacturing                                         125
                                                                          ------
--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.8%
--------------------------------------------------------------------------------
Alliance Data Systems*                                        1,800           48
                                                                          ------
Total Professional, scientific &
    technical services                                                        48
                                                                          ------
--------------------------------------------------------------------------------
PULP, PAPER & PAPERBOARD MILLS--1.1%
--------------------------------------------------------------------------------
Temple-Inland                                                 1,270           62
                                                                          ------
Total Pulp, paper & paperboard mills                                          62
                                                                          ------


                                                                          Value
                                                              Shares       (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Amphenol, Cl A*                                               1,720       $   89
Semtech*                                                      1,840           34
                                                                          ------
Total Semiconductor & other electronic
    component manufacturing                                                  123
                                                                          ------
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.1%
--------------------------------------------------------------------------------
MSC.Software*                                                 8,710           63
                                                                          ------
Total Software publishers                                                     63
                                                                          ------
--------------------------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Imperial Sugar*                                               5,060           51
                                                                          ------
Total Sugar & confectionery
    product manufacturing                                                     51
                                                                          ------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.3%
--------------------------------------------------------------------------------
Alamosa Holdings*                                            26,980          101
NII Holdings, Cl B*                                           1,460           87
                                                                          ------
Total Telecommunications                                                     188
                                                                          ------
--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.0%
--------------------------------------------------------------------------------
Kerzner International*                                        1,620           58
                                                                          ------
Total Traveler accommodation                                                  58
                                                                          ------
--------------------------------------------------------------------------------
TRUCK TRANSPORTATION--1.6%
--------------------------------------------------------------------------------
Laidlaw International*                                        9,120           90
                                                                          ------
Total Truck transportation                                                    90
                                                                          ------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,924)                                                          5,278
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--1.1%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                                        65,000           65
                                                                          ------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $65)                                                                65
--------------------------------------------------------------------------------

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  73

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SMALL CAP VALUE OPPORTUNITIES FUND

                                                        Face Amount       Value
                                                              (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--8.8%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $507,139 (collateralized by
    U.S. Government obligations,
    total market value $518,025)                             $   507    $   507

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $507)                                                             507
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.9%
    (COST $5,496)                                                         5,850
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.9)%
--------------------------------------------------------------------------------
Obligation to return securities lending
    collateral                                                              (65)
Payable due to investment adviser                                            (1)
Payable due to administrator                                                 (1)
Payable to distributor                                                       (1)
Other assets and liabilities, net                                           (42)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                                    (110)
--------------------------------------------------------------------------------

                                                                          Value
                                                                          (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 451,144 outstanding shares
    of beneficial interest                                              $ 5,332
Accumulated net realized gain
    on investments                                                           54
Net unrealized appreciation
    on investments                                                          354

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                                  $ 5,740
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                                    $ 12.72
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of the security on loan at September 30, 2003, was $54,210.
(A) Tri-party repurchase agreement
Cl - Class
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.


74 | TURNER FUNDS 2003 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--86.5%
--------------------------------------------------------------------------------
ARCHITECTURAL & STRUCTURAL METALS
    MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Griffon*                                 13,570     $  244
                                                    ------
Total Architectural & structural
    metals manufacturing                               244
                                                    ------
--------------------------------------------------------------------------------
AUTOMOTIVE PARTS, ACCESSORIES & TIRE STORES--0.9%
--------------------------------------------------------------------------------
CSK Auto*                                 7,610        117
                                                    ------
Total Automotive parts, accessories &
    tire stores                                        117
                                                    ------
--------------------------------------------------------------------------------
BAKERIES & TORTILLA MANUFACTURING--2.3%
--------------------------------------------------------------------------------
Interstate Bakeries                      19,070        286
                                                    ------
Total Bakeries & tortilla manufacturing                286
                                                    ------
--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Aceto                                     4,000         56
Church & Dwight                           4,170        146
                                                    ------
Total Basic chemical manufacturing                     202
                                                    ------
--------------------------------------------------------------------------------
CHILD DAY CARE SERVICES--0.6%
--------------------------------------------------------------------------------
Bright Horizons Family Solutions*         2,000         80
                                                    ------
Total Child day care services                           80
                                                    ------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Viasat*                                   6,430        115
                                                    ------
Total Communications equipment
    manufacturing                                      115
                                                    ------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--4.4%
--------------------------------------------------------------------------------
Intergraph*                              14,305        333
JDA Software Group*                       6,880        102
Seachange International*                  9,150        115
                                                    ------
Total Computer systems design &
    related services                                   550
                                                    ------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES WATER
    TRANSPORTATION--1.1%
--------------------------------------------------------------------------------
Alexander & Baldwin                       5,060  $     142
                                                    ------
Total Deep sea, coastal & great lakes
    water transportation                               142
                                                    ------
--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--5.3%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A                9,765        139
First Niagara Financial Group            12,310        186
FNB 6,970                                   241
People's Bank                             3,440        103
                                                    ------
Total Depository credit intermediation                 669
                                                    ------
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--0.9%
--------------------------------------------------------------------------------
C&D Technologies                          5,870        111
                                                    ------
Total Electrical equipment manufacturing               111
                                                    ------
--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--1.6%
--------------------------------------------------------------------------------
China Yuchai International               11,520        204
                                                    ------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                      204
                                                    ------
--------------------------------------------------------------------------------
FABRIC MILLS--1.2%
--------------------------------------------------------------------------------
Albany International, Cl A                4,930        152
                                                    ------
Total Fabric mills                                     152
                                                    ------
--------------------------------------------------------------------------------
FOOTWEAR MANUFACTURING--1.9%
--------------------------------------------------------------------------------
K-Swiss, Cl A                             2,790        100
Wolverine World Wide                      6,930        135
                                                    ------
Total Footwear manufacturing                           235
                                                    ------
--------------------------------------------------------------------------------
FULL-SERVICE RESTAURANTS--0.7%
--------------------------------------------------------------------------------
Red Robin Gourmet Burgers*                3,230         82
                                                    ------
Total Full-service restaurants                          82
                                                    ------
--------------------------------------------------------------------------------
GAMBLING INDUSTRIES--0.9%
--------------------------------------------------------------------------------
Isle of Capri Casinos*                    5,980        118
                                                    ------
Total Gambling industries                              118
                                                    ------

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  75

FINANCIAL STATEMENTS


SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.7%
--------------------------------------------------------------------------------
Accredo Health*                           5,470   $    153
NBTY*                                     2,690         63
                                                    ------
Total Health & personal care stores                    216
                                                    ------
--------------------------------------------------------------------------------
HOME FURNISHINGS STORES--1.0%
--------------------------------------------------------------------------------
Linens 'N Things*                         5,180        123
                                                    ------
Total Home furnishings stores                          123
                                                    ------
--------------------------------------------------------------------------------
INFORMATION SERVICES--2.7%
--------------------------------------------------------------------------------
eSpeed, Cl A*                             8,330        188
Interactive Data*                         9,220        146
                                                    ------
Total Information services                             334
                                                    ------
--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.8%
--------------------------------------------------------------------------------
IPC Holdings                              3,580        125
PMA Capital, Cl A                        11,920        150
Scottish Re Group                         8,810        213
Selective Insurance Group                 4,010        119
                                                    ------
Total Insurance carriers                               607
                                                    ------
--------------------------------------------------------------------------------
INVESTIGATION & SECURITY SERVICES--2.5%
--------------------------------------------------------------------------------
Brink's                                  18,005        313
                                                    ------
Total Investigation & security services                313
                                                    ------
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.7%
--------------------------------------------------------------------------------
Corporate Executive Board*                1,840         86
                                                    ------
Total Management, scientific &
    technical consulting services                       86
                                                    ------
--------------------------------------------------------------------------------
METAL ORE MINING--1.7%
--------------------------------------------------------------------------------
Golden Star Resources*#                  50,590        211
                                                    ------
Total Metal ore mining                                 211
                                                    ------
--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.1%
--------------------------------------------------------------------------------
Rowan*                                    5,390        132
                                                    ------
Total Mining support activities                        132
                                                    ------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
MISCELLANEOUS NONDURABLE GOODS
    WHOLESALE--0.9%
--------------------------------------------------------------------------------
Source Interlink*                        12,570   $    118
                                                    ------
Total Miscellaneous nondurable
    goods wholesale                                    118
                                                    ------
--------------------------------------------------------------------------------
MOTOR VEHICLE BODY & TRAILER
    MANUFACTURING--1.3%
--------------------------------------------------------------------------------
Wabash National*                         10,200        163
                                                    ------
Total Motor vehicle body &
    trailer manufacturing                              163
                                                    ------
--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--1.3%
--------------------------------------------------------------------------------
AGL Resources                             5,880        166
                                                    ------
Total Natural gas distribution                         166
                                                    ------
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/
    CONTROL INSTRUMENTS MANUFACTURING--3.8%
--------------------------------------------------------------------------------
Analogic                                  4,520        217
Igen International*                       2,550        147
United Industrial                         6,980        111
                                                    ------
Total Navigational/measuring/medical/
    control instruments manufacturing                  475
                                                    ------
--------------------------------------------------------------------------------
NEWSPAPER/PERIODICAL/BOOK/
    DATABASE PUBLISHERS--1.4%
--------------------------------------------------------------------------------
R.H. Donnelley*                           4,275        173
                                                    ------
Total Newspaper/periodical/book/
    database publishers                                173
                                                    ------
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--0.9%
--------------------------------------------------------------------------------
Cash America International                7,160        117
                                                    ------
Total Nondepository credit intermediation              117
                                                    ------
--------------------------------------------------------------------------------
NURSING CARE FACILITIES--1.4%
--------------------------------------------------------------------------------
Kindred Healthcare*                       4,810        180
                                                    ------
Total Nursing care facilities                          180
                                                    ------
--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.3%
--------------------------------------------------------------------------------
Chesapeake Energy                        14,840        160
Range Resources*                         19,090        131
                                                    ------
Total Oil & gas extraction                             291
                                                    ------


76  |  TURNER FUNDS 2003 ANNUAL REPORT

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--3.1%
--------------------------------------------------------------------------------
GrafTech International*                  21,580   $    173
Rayovac*                                  8,080        118
Wilson Greatbatch Technologies*           2,680         96
                                                    ------
Total Other electrical equipment &
    component manufacturing                            387
                                                    ------
--------------------------------------------------------------------------------
OTHER INVESTMENT POOLS & FUNDS--3.2%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities           2,590        125
Capital Automotive REIT                   3,880        118
Regency Centers                           4,150        153
                                                    ------
Total Other investment pools & funds                   396
                                                    ------
--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.1%
--------------------------------------------------------------------------------
WMS Industries*                           6,050        137
                                                    ------
Total Other miscellaneous manufacturing                137
                                                    ------
--------------------------------------------------------------------------------
OTHER WOOD PRODUCT MANUFACTURING--2.9%
--------------------------------------------------------------------------------
Louisiana-Pacific*                       26,290        362
                                                    ------
Total Other wood product manufacturing                 362
                                                    ------
--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--1.2%
--------------------------------------------------------------------------------
Sierra Health Services*                   7,190        148
                                                    ------
Total Outpatient care centers                          148
                                                    ------
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--3.9%
--------------------------------------------------------------------------------
Bradley Pharmaceuticals*                  2,370         65
Dade Behring Holdings*                    4,240        120
Discovery Laboratories*#                  8,370         60
ICN Pharmaceuticals                       5,170         89
Immucor*                                  5,760        155
                                                    ------
Total Pharmaceutical & medicine
    manufacturing                                      489
                                                    ------
--------------------------------------------------------------------------------
PLASTICS PRODUCT MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Applied Films*                            3,720        110
Jarden*                                   3,990        151
                                                    ------
Total Plastics product manufacturing                   261
                                                    ------
--------------------------------------------------------------------------------




                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--0.9%
--------------------------------------------------------------------------------
Alliance Data Systems*                    4,430  $     117
                                                    ------
Total Professional, scientific &
    technical services                                 117
                                                    ------
--------------------------------------------------------------------------------
RADIO & TELEVISION BROADCASTING--0.9%
--------------------------------------------------------------------------------
Emmis Communications, Cl A*               5,710        115
                                                    ------
Total Radio & television broadcasting                  115
                                                    ------
--------------------------------------------------------------------------------
REMEDIATION & OTHER WASTE
    MANAGEMENT SERVICES--0.7%
--------------------------------------------------------------------------------
Stake Technology*                         9,480         88
                                                    ------
Total Remediation & other waste
    management services                                 88
                                                    ------
--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--0.8%
--------------------------------------------------------------------------------
Frontier Airlines*                        6,330        104
                                                    ------
Total Scheduled air transportation                     104
                                                    ------
--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.1%
--------------------------------------------------------------------------------
Genencor International*                   4,670         73
Human Genome Sciences*                    4,270         59
                                                    ------
Total Scientific r&d services                          132
                                                    ------
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--1.9%
--------------------------------------------------------------------------------
Amphenol, Cl A*                           3,190        166
Semtech*                                  3,730         69
                                                    ------
Total Semiconductor & other electronic
    component manufacturing                            235
                                                    ------
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--2.3%
--------------------------------------------------------------------------------
Informatica*                             20,440        152
MSC.Software*                            18,410        133
                                                    ------
Total Software publishers                              285
                                                    ------
--------------------------------------------------------------------------------
SUGAR & CONFECTIONERY PRODUCT
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
Imperial Sugar*                          10,930        109
                                                    ------
Total Sugar & confectionery
    product manufacturing                              109
                                                    ------

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  77

FINANCIAL STATEMENTS


SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.9%
--------------------------------------------------------------------------------
Alamosa Holdings*                        49,470   $    185
NII Holdings, Cl B*                       3,030        181
                                                    ------
Total Telecommunications                               366
                                                    ------
--------------------------------------------------------------------------------
TRUCK TRANSPORTATION--0.9%
--------------------------------------------------------------------------------
Laidlaw International*                   11,720        115
                                                    ------
Total Truck transportation                             115
                                                    ------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $9,455)                                   10,858
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL
    FOR LOANED SECURITIES--2.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                   320,100        320
                                                    ------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES
    (COST $320)                                        320
--------------------------------------------------------------------------------




                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.3%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $912,054 (collateralized by
    U.S. Government obligations,
    total market value $931,630)           $912   $    912

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $912)                                        912
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--96.3%
    (COST $10,687)                                 $12,090
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $271,293.
(A) Tri-party repurchase agreement
Cl - Class
REIT - Real Estate Investment Trust
Percentages are based on net assets of $12,557,222.
The accompanying notes are an integral part of the financial statements.


78  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--101.6%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.9%
--------------------------------------------------------------------------------
AOL Time Warner*                         24,580   $    371
                                                    ------
Total Advertising & related services                   371
                                                    ------
--------------------------------------------------------------------------------
ARCHITECTURAL, ENGINEERING &
    RELATED SERVICES--1.9%
--------------------------------------------------------------------------------
Plexus*                                  24,620        383
                                                    ------
Total Architectural, engineering &
    related services                                   383
                                                    ------
--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--2.5%
--------------------------------------------------------------------------------
InterActive*                             14,750        487
                                                    ------
Total Cable networks &
    program distribution                               487
                                                    ------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--6.8%
--------------------------------------------------------------------------------
Cisco Systems*                           30,580        598
Nokia ADR                                47,440        740
                                                    ------
Total Communications equipment
    manufacturing                                    1,338
                                                    ------
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.9%
--------------------------------------------------------------------------------
EMC*                                     27,780        351
Integrated Device Technology*            34,130        424
                                                    ------
Total Computer & peripheral
    equipment manufacturing                            775
                                                    ------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--1.5%
--------------------------------------------------------------------------------
Enterasys Networks*                      75,220        301
                                                    ------
Total Computer systems design &
    related services                                   301
                                                    ------
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--3.6%
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*       6,970        339
Fiserv*                                  10,210        370
                                                    ------
Total Data processing services                         709
                                                    ------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.0%
--------------------------------------------------------------------------------
eBay*                                    11,010  $     589
                                                    ------
Total Electronic shopping &
    mail-order houses                                  589
                                                    ------
--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--2.9%
--------------------------------------------------------------------------------
CDW 9,810                                   566
                                                    ------
Total Electronics & appliance stores                   566
                                                    ------
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--3.5%
--------------------------------------------------------------------------------
Kla-Tencor*                               5,300        272
Lam Research*                            18,640        413
                                                    ------
Total Industrial machinery manufacturing               685
                                                    ------
--------------------------------------------------------------------------------
INFORMATION SERVICES--4.0%
--------------------------------------------------------------------------------
CNET Networks*                           47,630        337
Yahoo!*                                  12,660        448
                                                    ------
Total Information services                             785
                                                    ------
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--1.1%
--------------------------------------------------------------------------------
Monster Worldwide*                        8,880        224
                                                    ------
Total Management, scientific &
    technical consulting services                      224
                                                    ------
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--5.5%
--------------------------------------------------------------------------------
Ciena*                                   70,390        416
Corning*                                 69,920        659
                                                    ------
Total Other electrical equipment &
    component manufacturing                          1,075
                                                    ------
--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--2.4%
--------------------------------------------------------------------------------
SEI Investments                          14,300        465
                                                    ------
Total Other financial investment activities            465
                                                    ------
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.3%
--------------------------------------------------------------------------------
Charles Schwab                           37,680        449
                                                    ------
Total Security & commodity contracts
    intermediation & brokerage                         449
                                                    ------

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  79

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER TECHNOLOGY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--40.2%
--------------------------------------------------------------------------------
Agere Systems, Cl A*#                   115,510   $    355
AMIS Holdings*                           25,000        462
Applied Materials*                       28,650        520
Celestica*                               26,920        427
Fairchild Semiconductor
    International*                       24,440        405
Intel                                    21,050        579
Micron Technology*                       48,010        644
O2Micro International*                   22,450        324
Omnivision Technologies*                  7,800        329
PMC - Sierra*                            32,220        425
RF Micro Devices*#                       36,370        338
Sanmina-SCI*                             46,090        447
Sigmatel*#                               20,000        412
Skyworks Solutions*                      44,510        405
STMicroelectronics, NY Shares            16,240        391
Taiwan Semiconductor
    Manufacturing ADR*                   26,150        283
Texas Instruments                        32,580        743
Vitesse Semiconductor*                   68,300        437
                                                    ------
Total Semiconductor & other
    electronic component
    manufacturing                                    7,926
                                                    ------
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--10.4%
--------------------------------------------------------------------------------
Akamai Technologies*#                    62,850        270
BEA Systems*                             34,280        413
Microsoft                                33,570        933
Siebel Systems*                          45,170        439
                                                    ------
Total Software publishers                            2,055
                                                    ------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.2%
--------------------------------------------------------------------------------
Nortel Networks                         106,120        435
Sonus Networks*                          58,000        402
                                                    ------
Total Telecommunications                               837
                                                    ------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $18,385)                                  20,020
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*          3,426          1

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            1
--------------------------------------------------------------------------------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
Short-term investment held as collateral
    for loaned securities--5.4%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                 1,054,300    $ 1,054
                                                   -------

--------------------------------------------------------------------------------
Total Short-term investment held as
    collateral for loaned securities
    (Cost $1,054)                                    1,054
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Investments--107.0%
    (Cost $19,439)                                  21,075
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Other assets and liabilities, net--(7.0)%
--------------------------------------------------------------------------------
Obligation to return securities lending
    collateral                                      (1,054)
Payable due to investment adviser                      (15)
Payable due to administrator                            (2)
Other assets and liabilities, net                     (308)

--------------------------------------------------------------------------------
Total Other assets and liabilities, net             (1,379)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net assets:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,706,565 outstanding shares
    of beneficial interest                         151,112
Accumulated net realized loss
    on investments                                (133,052)
Net unrealized appreciation
    on investments                                   1,636

--------------------------------------------------------------------------------
Total net assets--100%                             $19,696
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share--Class I Shares                  $5.31
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $967,603.
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.

80  | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER CONCENTRATED GROWTH FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--99.0%
--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--4.0%
--------------------------------------------------------------------------------
AOL Time Warner*                        125,660   $  1,899
                                                    ------
Total Advertising & related services                 1,899
                                                    ------
--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--4.3%
--------------------------------------------------------------------------------
InterActive*                             61,500      2,033
                                                    ------
Total Cable networks & program
    distribution                                     2,033
                                                    ------
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--3.8%
--------------------------------------------------------------------------------
Comverse Technology*                    120,960      1,809
                                                    ------
Total Commercial/industrial equipment
    rental & leasing                                 1,809
                                                    ------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--5.8%
--------------------------------------------------------------------------------
Nokia ADR                               175,380      2,736
                                                    ------
Total Communications equipment
    manufacturing                                    2,736
                                                    ------
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--3.6%
--------------------------------------------------------------------------------
EMC*                                    136,010      1,718
                                                    ------
Total Computer & peripheral
    equipment manufacturing                          1,718
                                                    ------
--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--4.9%
--------------------------------------------------------------------------------
eBay*                                    43,000      2,301
                                                    ------
Total Electronic shopping &
    mail-order houses                                2,301
                                                    ------
--------------------------------------------------------------------------------
INFORMATION SERVICES--4.2%
--------------------------------------------------------------------------------
Yahoo!*                                  55,690      1,970
                                                    ------
Total Information services                           1,970
                                                    ------
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Ciena*                                  181,830      1,075
Corning*                                102,370        964
                                                    ------
Total Other electrical equipment &
    component manufacturing                          2,039
                                                    ------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Amgen*                                   30,990   $  2,001
                                                    ------
Total Pharmaceutical & medicine
    manufacturing                                    2,001
                                                    ------
--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--3.9%
--------------------------------------------------------------------------------
El Paso                                 250,540      1,829
                                                    ------
Total Pipeline transportation
    of natural gas                                   1,829
                                                    ------
--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--9.9%
--------------------------------------------------------------------------------
Charles Schwab                          173,050      2,061
Goldman Sachs Group                       6,500        545
Morgan Stanley                           40,140      2,026
                                                    ------
Total Security & commodity contracts
    intermediation & brokerage                       4,632
                                                    ------
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--28.4%
--------------------------------------------------------------------------------
Advanced Micro Devices*                 100,240      1,114
Applied Materials*                      127,620      2,315
LSI Logic*                              102,040        917
Micron Technology*                      163,740      2,197
STMicroelectronics, NY Shares            93,840      2,257
Taiwan Semiconductor
    Manufacturing ADR*                  212,490      2,301
Texas Instruments                        98,980      2,257
                                                    ------
Total Semiconductor & other
    electronic component
    manufacturing                                   13,358
                                                    ------
--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--9.6%
--------------------------------------------------------------------------------
BEA Systems*                             97,350      1,173
Microsoft                                59,850      1,663
Siebel Systems*                         170,350      1,656
                                                    ------
Total Software publishers                            4,492
                                                    ------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--2.4%
--------------------------------------------------------------------------------
Sonus Networks*                         160,190      1,110
                                                    ------
Total Telecommunications                             1,110
                                                    ------


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  81

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER CONCENTRATED GROWTH FUND

                                      Shares/Face    Value
                                      Amount (000)   (000)
--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--3.1%
--------------------------------------------------------------------------------
MGM Mirage*                              39,890   $  1,458
                                                    ------
Total Traveler accommodation                         1,458
                                                    ------
--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--2.5%
--------------------------------------------------------------------------------
Allied Waste Industries*                106,910      1,155
                                                    ------
Total Waste treatment & disposal                     1,155
                                                    ------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $45,526)                                  46,540
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WARRANTS--0.0%
--------------------------------------------------------------------------------
MicroStrategy, Expires 06/24/07*            166         --

--------------------------------------------------------------------------------
TOTAL WARRANTS
    (COST $0)                                            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--8.0%
--------------------------------------------------------------------------------
ABN-Amro (A)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    $3,736,540 (collateralized by
    U.S. Government obligations,
    total market value $3,811,220)       $3,736      3,736

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $3,736)                                    3,736
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--107.0%
    (COST $49,262)                                  50,276
--------------------------------------------------------------------------------



                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(7.0)%
--------------------------------------------------------------------------------
Payable for investment securities purchased    $    (4,969)
Payable due to investment adviser                      (52)
Payable due to administrator                            (6)
Other assets and liabilities, net                    1,755

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET             (3,272)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 7,772,518 outstanding shares
    of beneficial interest                         206,549
Accumulated net realized loss
    on investments                                (160,559)
Net unrealized appreciation
    on investments                                   1,014

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $47,004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION              $6.05
    PRICE PER SHARE--CLASS I SHARES
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



82  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER NEW ENTERPRISE FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.0%
--------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL EQUIPMENT
    RENTAL & LEASING--2.2%
--------------------------------------------------------------------------------
Comverse Technology*                     20,200  $     302
                                                    ------
Total Commercial/industrial equipment
    rental & leasing                                   302
                                                    ------
--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--4.6%
--------------------------------------------------------------------------------
Integrated Device Technology*            27,830        345
Maxtor*                                  22,900        279
                                                    ------
Total Computer & peripheral
    equipment manufacturing                            624
                                                    ------
--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--3.0%
--------------------------------------------------------------------------------
Enterasys Networks*                     101,090        404
                                                    ------
Total Computer systems design &
    related services                                   404
                                                    ------
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.6%
--------------------------------------------------------------------------------
Fiserv*                                   9,580        347
                                                    ------
Total Data processing services                         347
                                                    ------
--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--3.4%
--------------------------------------------------------------------------------
eBay*                                     8,500        455
                                                    ------
Total Electronic shopping &
    mail-order houses                                  455
                                                    ------
--------------------------------------------------------------------------------
ENGINE, TURBINE & POWER TRANSMISSION
    EQUIPMENT MANUFACTURING--4.1%
--------------------------------------------------------------------------------
China Yuchai International               31,480        558
                                                    ------
Total Engine, turbine & power
    transmission equipment
    manufacturing                                      558
                                                    ------
--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.8%
--------------------------------------------------------------------------------
NBTY*                                    10,220        239
                                                    ------
Total Health & personal care stores                    239
                                                    ------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--2.7%
--------------------------------------------------------------------------------
Lam Research*                            16,160     $  358
                                                    ------
Total Industrial machinery manufacturing               358
                                                    ------
--------------------------------------------------------------------------------
INFORMATION SERVICES--10.7%
--------------------------------------------------------------------------------
Autobytel*                               36,220        345
CNET Networks*                           48,410        343
Juniper Networks*                        11,040        165
Mindspeed Technologies*                  31,190        168
Sina*                                     6,210        222
Yahoo!*                                   5,580        197
                                                    ------
Total Information services                           1,440
                                                    ------
--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.8%
--------------------------------------------------------------------------------
Genio Group*                             18,000        101
                                                    ------
Total Management, scientific & technical
    consulting services                                101
                                                    ------
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--3.0%
--------------------------------------------------------------------------------
Visx*                                    21,290        406
                                                    ------
Total Navigational/measuring/medical/
    control instruments manufacturing                  406
                                                    ------
--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--4.2%
--------------------------------------------------------------------------------
American Express                          7,890        355
Providian Financial*                     17,270        204
                                                    ------
Total Nondepository credit intermediation              559
                                                    ------
--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--4.9%
--------------------------------------------------------------------------------
Ciena*                                   59,050        349
Corning*                                 33,580        316
                                                    ------
Total Other electrical equipment &
    component manufacturing                            665
                                                    ------
--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--3.3%
--------------------------------------------------------------------------------
SEI Investments                          13,580        441
                                                    ------
Total Other financial investment activities            441
                                                    ------


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  83

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER NEW ENTERPRISE FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--2.0%
--------------------------------------------------------------------------------
Marvel Enterprises*                      12,390     $  276
                                                    ------
Total Other miscellaneous manufacturing                276
                                                    ------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--4.3%
--------------------------------------------------------------------------------
Amgen*                                    5,170        334
Teva Pharmaceutical Industries ADR        4,310        246
                                                    ------
Total Pharmaceutical & medicine
    manufacturing                                      580
                                                    ------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--2.1%
--------------------------------------------------------------------------------
Ameritrade Holding*                      25,200        283
                                                    ------
Total Security & commodity contracts
    intermediation & brokerage                         283
                                                    ------

--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC
    COMPONENT MANUFACTURING--22.3%
--------------------------------------------------------------------------------
Applied Materials*                       15,130        275
ASML Holding, NY Shares*                 17,930        235
Integrated Circuit Systems*               8,360        251
LSI Logic*                               26,450        238
Micron Technology*                       16,470        221
Omnivision Technologies*                  9,620        406
PMC - Sierra*                            19,005        251
RF Micro Devices*                        33,010        307
Sigmatel*                                14,270        294
TTM Technologies*                        36,860        526
                                                    ------
Total Semiconductor & other electronic
    component manufacturing                          3,004
                                                    ------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--10.3%
--------------------------------------------------------------------------------
Citrix Systems*                          15,610        345
F5 Networks*                             18,830        362
Micromuse*                               45,200        370
VeriSign*                                22,950        309
                                                    ------
Total Software publishers                            1,386
                                                    ------


                                      Shares/Face    Value
                                      Amount (000)   (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS--4.7%
--------------------------------------------------------------------------------
Sonus Networks*                          53,260     $  369
Tekelec*                                 16,770        262
                                                    ------
Total Telecommunications                               631
                                                    ------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $12,345)                                  13,059
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--5.8%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $787,910 (collateralized by
    U.S. Government obligations,
    total market value $804,822)           $788        788

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $788)                                        788
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--102.8%
    (COST $13,133)                                  13,847
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(2.8)%
--------------------------------------------------------------------------------
Payable due to investment adviser                      (10)
Payable due to administrator                            (2)
Other assets and liabilities, net                     (367)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (379)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 3,101,018 outstanding shares
    of beneficial interest                          21,973
Accumulated net realized loss
    on investments                                  (9,219)
Net unrealized appreciation
    on investments                                     714

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $13,468
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $4.34
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
The accompanying notes are an integral part of the financial statements.


84  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER FINANCIAL SERVICES FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.9%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--2.8%
--------------------------------------------------------------------------------
Paychex                                  14,480  $     491
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                       491
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--4.3%
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*       5,050        246
First Data                               12,430        497
                                                 ---------
Total Data processing services                         743
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--33.7%
--------------------------------------------------------------------------------
BankAtlantic Bancorp, Cl A               22,470        320
Citigroup                                17,940        816
Citizens South Banking                   30,480        451
First Tennessee National                  8,720        370
Golden West Financial                     8,000        716
Northern Trust                            9,720        413
Silicon Valley Bancshares*               12,850        355
Southwest Bancorp of Texas               14,480        529
Sovereign Bancorp                        29,410        546
Wells Fargo                              15,775        812
Zions Bancorporation                      9,020        504
                                                 ---------
Total Depository credit intermediation               5,832
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--11.0%
--------------------------------------------------------------------------------
American International Group             12,614        728
Axis Capital Holdings*                   13,200        329
Principal Financial Group                 8,470        262
Radian Group                             13,260        589
                                                 ---------
Total Insurance carriers                             1,908
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--12.5%
--------------------------------------------------------------------------------
American Express                         15,810        712
Capital One Financial                     7,150        408
CapitalSource*                           31,010        543
MBNA                                     21,710        495
                                                 ---------
Total Nondepository credit intermediation            2,158
                                                 ---------




                                   Shares/Face       Value
                                   Amount (000)      (000)
--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--12.1%
--------------------------------------------------------------------------------
Affiliated Managers Group*                5,580   $    351
Investors Financial Services             21,100        663
National Financial Partners*             15,310        413
SEI Investments                          20,440        664
                                                 ---------
Total Other financial investment activities          2,091
                                                 ---------

--------------------------------------------------------------------------------
PROFESSIONAL, SCIENTIFIC &
    TECHNICAL SERVICES--2.1%
--------------------------------------------------------------------------------
Alliance Data Systems*                   13,910        367
                                                 ---------
Total Professional, scientific &
    technical services                                 367
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--20.4%
--------------------------------------------------------------------------------
Ameritrade Holding*                      35,340        397
Charles Schwab                           39,400        469
Goldman Sachs Group                       8,840        742
Lehman Brothers Holdings                 11,100        767
Morgan Stanley                           13,530        683
Raymond James Financial                  13,130        477
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                       3,535
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $15,433)                                  17,125
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.8%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $303,484 (collateralized by
    U.S. Government obligations,
    total market value $309,998)           $303        303

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $303)                                        303
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.7%
    (COST $15,736)                                  17,428
--------------------------------------------------------------------------------


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  85

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER FINANCIAL SERVICES FUND

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.7)%
--------------------------------------------------------------------------------
Payable due to investment adviser              $       (17)
Payable due to administrator                            (2)
Other assets and liabilities, net                     (100)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (119)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 1,272,790 outstanding shares
    of beneficial interest                          14,617
Accumulated net realized gain
    on investments                                   1,000
Net unrealized appreciation
    on investments                                   1,692

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $17,309
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $13.60
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
Cl - Class
The accompanying notes are an integral part of the financial statements.



86  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND
September 30, 2003


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--95.8%
--------------------------------------------------------------------------------
ADMINISTRATION OF HUMAN
    RESOURCE PROGRAMS--3.1%
--------------------------------------------------------------------------------
Express Scripts*                          7,420  $     454
                                                 ---------
Total Administration of human
    resource programs                                  454
                                                 ---------

--------------------------------------------------------------------------------
BUSINESS SUPPORT SERVICES--1.7%
--------------------------------------------------------------------------------
Icon ADR*                                 6,570        249
                                                 ---------
Total Business support services                        249
                                                 ---------

--------------------------------------------------------------------------------
DRUGS & DRUGGISTS' SUNDRIES WHOLESALE--1.8%
--------------------------------------------------------------------------------
Henry Schein*                             4,830        274
                                                 ---------
Total Drugs & druggists' sundries wholesale            274
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--2.3%
--------------------------------------------------------------------------------
Universal Health Services, Cl B*          7,110        351
                                                 ---------
Total General medical & surgical hospitals             351
                                                 ---------

--------------------------------------------------------------------------------
HEALTH & PERSONAL CARE STORES--1.4%
--------------------------------------------------------------------------------
Omnicare                                  5,910        213
                                                 ---------
Total Health & personal care stores                    213
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--13.2%
--------------------------------------------------------------------------------
Aetna                                     7,570        462
Anthem*                                   8,190        584
Mid Atlantic Medical Services*           10,450        538
UnitedHealth Group                        7,460        375
                                                 ---------
Total Insurance carriers                             1,959
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT &
    SUPPLIES MANUFACTURING--11.1%
--------------------------------------------------------------------------------
Boston Scientific*                        5,380        343
Inamed*                                   3,140        231
Steris*                                  13,300        306
Varian Medical Systems*                   5,280        303
Zimmer Holdings*                          8,400        463
                                                 ---------
Total Medical equipment &
    supplies manufacturing                           1,646
                                                 ---------


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--8.1%
--------------------------------------------------------------------------------
Dentsply International                    4,850     $  217
Fisher Scientific International*          7,370        293
Medtronic                                 8,100        380
Schick Technologies*                      5,150         42
Visx*                                    14,580        278
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                1,210
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--1.1%
--------------------------------------------------------------------------------
Caremark Rx*                              7,170        162
                                                 ---------
Total Offices of physicians                            162
                                                 ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--1.4%
--------------------------------------------------------------------------------
Wilson Greatbatch Technologies*           5,660        204
                                                 ---------
Total Other electrical equipment &
    component manufacturing                            204
                                                 ---------

--------------------------------------------------------------------------------
OUTPATIENT CARE CENTERS--2.3%
--------------------------------------------------------------------------------
Coventry Health Care*                     6,410        338
                                                 ---------
Total Outpatient care centers                          338
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--42.1%
--------------------------------------------------------------------------------
Abbott Laboratories                      17,780        757
Able Laboratories*                        6,620        124
Allergan                                  1,700        134
Amgen*                                    9,260        598
Bristol-Myers Squibb                     31,620        811
Chiron*                                   5,560        287
Immucor*                                  3,820        103
Invitrogen*                               7,580        440
KV Pharmaceutical, Cl A*                 15,300        344
Pfizer                                   27,020        821
Pharmaceutical Resources*                10,250        699
Teva Pharmaceutical Industries ADR        2,610        149
Wyeth                                    21,280        981
                                                 ---------
Total Pharmaceutical &
    medicine manufacturing                           6,248
                                                 ---------


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  87

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER HEALTHCARE & BIOTECHNOLOGY FUND

                                   Shares/Face       Value
                                   Amount (000)      (000)
--------------------------------------------------------------------------------
PROFESSIONAL & COMMERCIAL
    EQUIPMENT & SUPPLY WHOLESALE--4.0%
--------------------------------------------------------------------------------
Patterson Dental*                        10,320  $     594
                                                 ---------
Total Professional & commercial
    equipment & supply wholesale                       594
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--2.2%
--------------------------------------------------------------------------------
Genentech*                                2,700        216
Idec Pharmaceuticals*                     3,520        117
                                                 ---------
Total Scientific r&d services                          333
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $12,511)                                  14,235
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.1%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $303,734 (collateralized by
    U.S. Government obligations,
    total market value $310,254)           $304        304

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $304)                                        304
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--97.9%
    (COST $12,815)                                  14,539
--------------------------------------------------------------------------------



                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--2.1%
--------------------------------------------------------------------------------
Payable due to investment adviser              $       (11)
Payable due to administrator                            (2)
Payable to shareholder servicing agent                  (3)
Other assets and liabilities, net                      330

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                314
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 1,206,323 outstanding shares
    of beneficial interest                          13,223
Accumulated net realized loss
    on investments                                     (94)
Net unrealized appreciation
    on investments                                   1,724

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $14,853
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                    $12.31
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.



88 | TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.2%
--------------------------------------------------------------------------------
ACCOUNTING/TAX PREPARATION/
    BOOKKEEPING/PAYROLL SERVICES--1.2%
--------------------------------------------------------------------------------
Paychex                                   1,960  $      67
                                                 ---------
Total Accounting/tax preparation/
    bookkeeping/payroll services                        67
                                                 ---------

--------------------------------------------------------------------------------
ADVERTISING & RELATED SERVICES--1.2%
--------------------------------------------------------------------------------
AOL Time Warner*                          4,470         68
                                                 ---------
Total Advertising & related services                    68
                                                 ---------

--------------------------------------------------------------------------------
AGRICULTURE, CONSTRUCTION &
    MINING MACHINERY MANUFACTURING--0.8%
--------------------------------------------------------------------------------
Caterpillar                                 650         45
                                                 ---------
Total Agriculture, construction & mining
    machinery manufacturing                             45
                                                 ---------

--------------------------------------------------------------------------------
BASIC CHEMICAL MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Air Products & Chemicals                  1,540         69
                                                 ---------
Total Basic chemical manufacturing                      69
                                                 ---------

--------------------------------------------------------------------------------
BEVERAGE MANUFACTURING--2.8%
--------------------------------------------------------------------------------
Coca-Cola                                 2,020         87
PepsiCo                                   1,490         68
                                                 ---------
Total Beverage manufacturing                           155
                                                 ---------

--------------------------------------------------------------------------------
BUILDING MATERIAL & SUPPLIES DEALERS--1.1%
--------------------------------------------------------------------------------
Home Depot                                1,960         62
                                                 ---------
Total Building material & supplies dealers              62
                                                 ---------

--------------------------------------------------------------------------------
CABLE NETWORKS & PROGRAM DISTRIBUTION--3.5%
--------------------------------------------------------------------------------
Comcast, Cl A*                            3,185         99
EchoStar Communications, Cl A*            1,000         38
InterActive*                              1,730         57
                                                 ---------
Total Cable networks &
    program distribution                               194
                                                 ---------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
    MANUFACTURING--4.7%
--------------------------------------------------------------------------------
Cisco Systems*                            5,070         99
Ericsson Telephone ADR                    2,700         40
Motorola                                  2,280         27





                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
Nokia ADR                                 4,300  $      67
Western Wireless, Cl A*                   1,420         27
                                                 ---------
Total Communications equipment
    manufacturing                                      260
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER & PERIPHERAL EQUIPMENT
    MANUFACTURING--2.1%
--------------------------------------------------------------------------------
Dell*                                     1,480         50
EMC*                                      5,100         64
                                                 ---------
Total Computer & peripheral
    equipment manufacturing                            114
                                                 ---------

--------------------------------------------------------------------------------
COMPUTER SYSTEMS DESIGN &
    RELATED SERVICES--0.6%
--------------------------------------------------------------------------------
Sungard Data Systems*                     1,300         34
                                                 ---------
Total Computer systems design &
    related services                                    34
                                                 ---------

--------------------------------------------------------------------------------
DAIRY PRODUCT MANUFACTURING--0.5%
--------------------------------------------------------------------------------
Dean Foods*                                 950         29
                                                 ---------
Total Dairy product manufacturing                       29
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--2.0%
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*         700         34
First Data                                1,330         53
Fiserv*                                     670         25
                                                 ---------
Total Data processing services                         112
                                                 ---------

--------------------------------------------------------------------------------
DEEP SEA, COASTAL & GREAT LAKES
    WATER TRANSPORTATION--0.7%
--------------------------------------------------------------------------------
Carnival                                  1,140         37
                                                 ---------
Total Deep sea, coastal & great lakes
    water transportation                                37
                                                 ---------

--------------------------------------------------------------------------------
DEPARTMENT STORES--2.8%
--------------------------------------------------------------------------------
Wal-Mart Stores                           2,770        155
                                                 ---------
Total Department stores                                155
                                                 ---------

--------------------------------------------------------------------------------
DEPOSITORY CREDIT INTERMEDIATION--6.7%
--------------------------------------------------------------------------------
Citigroup                                 4,290        195
Golden West Financial                       480         43


                                           TURNER FUNDS 2003 ANNUAL REPORT |  89

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND


                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
Northern Trust                            1,220  $      52
Wells Fargo                               1,580         81
                                                 ---------
Total Depository credit intermediation                 371
                                                 ---------

--------------------------------------------------------------------------------
ELECTRIC POWER GENERATION,
    TRANSMISSION & DISTRIBUTION--0.8%
--------------------------------------------------------------------------------
AES*                                      6,160         46
                                                 ---------
Total Electric power generation,
    transmission & distribution                         46
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT MANUFACTURING--2.5%
--------------------------------------------------------------------------------
General Electric                          4,570        136
                                                 ---------
Total Electrical equipment manufacturing               136
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONIC SHOPPING & MAIL-ORDER HOUSES--0.8%
--------------------------------------------------------------------------------
eBay*                                       780         42
                                                 ---------
Total Electronic shopping &
    mail-order houses                                   42
                                                 ---------

--------------------------------------------------------------------------------
ELECTRONICS & APPLIANCE STORES--0.5%
--------------------------------------------------------------------------------
Best Buy*                                   570         27
                                                 ---------
Total Electronics & appliance stores                    27
                                                 ---------

--------------------------------------------------------------------------------
EMPLOYMENT SERVICES--0.5%
--------------------------------------------------------------------------------
Manpower                                    680         25
                                                 ---------
Total Employment services                               25
                                                 ---------

--------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITALS--0.5%
--------------------------------------------------------------------------------
HCA                                         740         27
                                                 ---------
Total General medical & surgical hospitals              27
                                                 ---------

--------------------------------------------------------------------------------
GROCERY & RELATED PRODUCT WHOLESALERS--0.8%
--------------------------------------------------------------------------------
Sysco                                     1,310         43
                                                 ---------
Total Grocery & related product wholesalers             43
                                                 ---------

--------------------------------------------------------------------------------
GROCERY STORES--0.6%
--------------------------------------------------------------------------------
Safeway*                                  1,370         31
                                                 ---------
Total Grocery stores                                    31
                                                 ---------



                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
INDUSTRIAL MACHINERY MANUFACTURING--1.1%
--------------------------------------------------------------------------------
Kla-Tencor*                                 710  $      36
Novellus Systems*                           800         27
                                                 ---------
Total Industrial machinery manufacturing                63
                                                 ---------

--------------------------------------------------------------------------------
INFORMATION SERVICES--0.9%
--------------------------------------------------------------------------------
Yahoo!*                                   1,400         50
                                                 ---------
Total Information services                              50
                                                 ---------

--------------------------------------------------------------------------------
INSURANCE CARRIERS--4.2%
--------------------------------------------------------------------------------
American International Group              2,560        147
Anthem*                                     700         50
UnitedHealth Group                          670         34
                                                 ---------
Total Insurance carriers                               231
                                                 ---------

--------------------------------------------------------------------------------
LIMITED-SERVICE EATING PLACES--0.5%
--------------------------------------------------------------------------------
Starbucks*                                  990         29
                                                 ---------
Total Limited-service eating places                     29
                                                 ---------

--------------------------------------------------------------------------------
MANAGEMENT, SCIENTIFIC & TECHNICAL
    CONSULTING SERVICES--0.6%
--------------------------------------------------------------------------------
Monster Worldwide*                        1,300         33
                                                 ---------
Total Management, scientific &
    technical consulting services                       33
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES
    MANUFACTURING--1.5%
--------------------------------------------------------------------------------
Boston Scientific*                          850         54
St. Jude Medical*                           550         30
                                                 ---------
Total Medical equipment &
    supplies manufacturing                              84
                                                 ---------

--------------------------------------------------------------------------------
METAL ORE MINING--0.6%
--------------------------------------------------------------------------------
Phelps Dodge*                               720         34
                                                 ---------
Total Metal ore mining                                  34
                                                 ---------

--------------------------------------------------------------------------------
MINING SUPPORT ACTIVITIES--1.0%
--------------------------------------------------------------------------------
Halliburton                               2,400         58
                                                 ---------
Total Mining support activities                         58
                                                 ---------



90  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
NATURAL GAS DISTRIBUTION--0.9%
--------------------------------------------------------------------------------
Williams                                  5,070  $      48
                                                 ---------
Total Natural gas distribution                          48
                                                 ---------

--------------------------------------------------------------------------------
NAVIGATIONAL/MEASURING/MEDICAL/CONTROL INSTRUMENTS MANUFACTURING--1.6%
--------------------------------------------------------------------------------
Danaher                                     550         40
Medtronic                                 1,060         50
                                                 ---------
Total Navigational/measuring/medical/
    control instruments manufacturing                   90
                                                 ---------

--------------------------------------------------------------------------------
NONDEPOSITORY CREDIT INTERMEDIATION--3.4%
--------------------------------------------------------------------------------
American Express                          2,150         97
MBNA                                      2,870         66
Providian Financial*                      2,310         27
                                                 ---------
Total Nondepository credit intermediation              190
                                                 ---------

--------------------------------------------------------------------------------
OFFICES OF PHYSICIANS--0.5%
--------------------------------------------------------------------------------
Caremark Rx*                              1,300         29
                                                 ---------
Total Offices of physicians                             29
                                                 ---------

--------------------------------------------------------------------------------
OIL & GAS EXTRACTION--2.3%
--------------------------------------------------------------------------------
Apache                                      812         56
Pogo Producing                              500         23
XTO Energy                                2,400         50
                                                 ---------
Total Oil & gas extraction                             129
                                                 ---------

--------------------------------------------------------------------------------
OTHER ELECTRICAL EQUIPMENT &
    COMPONENT MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Corning*                                  4,300         41
                                                 ---------
Total Other electrical equipment &
    component manufacturing                             41
                                                 ---------

--------------------------------------------------------------------------------
OTHER FINANCIAL INVESTMENT ACTIVITIES--0.5%
--------------------------------------------------------------------------------
SEI Investments                             770         25
                                                 ---------
Total Other financial investment activities             25
                                                 ---------

--------------------------------------------------------------------------------
OTHER GENERAL PURPOSE MACHINERY
    MANUFACTURING--0.9%
--------------------------------------------------------------------------------
SPX*                                      1,050         48
                                                 ---------
Total Other general purpose
    machinery manufacturing                             48
                                                 ---------




                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
OTHER LEATHER & ALLIED PRODUCT
    MANUFACTURING--0.7%
--------------------------------------------------------------------------------
Coach*                                      700  $      38
                                                 ---------
Total Other leather & allied product
    manufacturing                                       38
                                                 ---------

--------------------------------------------------------------------------------
OTHER MISCELLANEOUS MANUFACTURING--1.0%
--------------------------------------------------------------------------------
3M                                          780         54
                                                 ---------
Total Other miscellaneous manufacturing                 54
                                                 ---------

--------------------------------------------------------------------------------
PHARMACEUTICAL & MEDICINE
    MANUFACTURING--8.6%
--------------------------------------------------------------------------------
Abbott Laboratories                         930         40
Amgen*                                      910         59
Bristol-Myers Squibb                      1,050         27
Gilead Sciences*                            850         47
Medimmune*                                1,300         43
Pfizer                                    4,970        151
Teva Pharmaceutical
    Industries ADR                        1,000         57
Wyeth                                     1,150         53
                                                 ---------
Total Pharmaceutical & medicine
    manufacturing                                      477
                                                 ---------

--------------------------------------------------------------------------------
PIPELINE TRANSPORTATION OF NATURAL GAS--1.4%
--------------------------------------------------------------------------------
El Paso                                   4,300         32
Kinder Morgan                               820         44
                                                 ---------
Total Pipeline transportation of
    natural gas                                         76
                                                 ---------

--------------------------------------------------------------------------------
SCHEDULED AIR TRANSPORTATION--1.8%
--------------------------------------------------------------------------------
AMR*                                      2,480         28
Ryanair Holdings ADR*                     1,730         70
                                                 ---------
Total Scheduled air transportation                      98
                                                 ---------

--------------------------------------------------------------------------------
SCIENTIFIC R&D SERVICES--1.0%
--------------------------------------------------------------------------------
Genentech*                                  680         54
                                                 ---------
Total Scientific r&d services                           54
                                                 ---------

--------------------------------------------------------------------------------
SECURITY & COMMODITY CONTRACTS
    INTERMEDIATION & BROKERAGE--4.2%
--------------------------------------------------------------------------------
Charles Schwab                            6,360         76
Goldman Sachs Group                         940         79
Morgan Stanley                            1,510         76
                                                 ---------
Total Security & commodity contracts
    intermediation & brokerage                         231
                                                 ---------


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  91

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND


                                                     Value
                                        Shares       (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING--9.5%
--------------------------------------------------------------------------------
Analog Devices*                           1,180  $      45
Applied Materials*                        3,420         62
Intel                                     5,360        147
Micron Technology*                        3,090         42
Molex                                       700         20
National Semiconductor*                   1,450         47
Sanmina-SCI*                              2,300         22
Texas Instruments                         1,810         41
Tyco International                        3,460         71
Xilinx*                                     990         28
                                                 ---------
Total Semiconductor & other electronic
    component manufacturing                            525
                                                 ---------

--------------------------------------------------------------------------------
SOAP, CLEANERS & TOILET PREPARATION
    MANUFACTURING--2.5%
--------------------------------------------------------------------------------
Colgate-Palmolive                           610         34
Procter & Gamble                          1,140        106
                                                 ---------
Total Soap, cleaners & toilet preparation
    manufacturing                                      140
                                                 ---------

--------------------------------------------------------------------------------
SOFTWARE PUBLISHERS--1.2%
--------------------------------------------------------------------------------
Electronic Arts*                            480         44
Mercury Interactive*                        500         23
                                                 ---------
Total Software publishers                               67
                                                 ---------

--------------------------------------------------------------------------------
TELECOMMUNICATIONS--3.8%
--------------------------------------------------------------------------------
CenturyTel                                1,410         48
Citizens Communications*                  2,250         25
Nortel Networks                          11,000         45
Vodafone Group ADR                        4,460         90
                                                 ---------
Total Telecommunications                               208
                                                 ---------


                                  Shares/Face        Value
                                  Amount (000)       (000)
--------------------------------------------------------------------------------
TRAVELER ACCOMMODATION--1.4%
--------------------------------------------------------------------------------
MGM Mirage*                                 820 $       30
Starwood Hotels & Resorts Worldwide       1,300         45
                                                 ---------
Total Traveler accommodation                            75
                                                 ---------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--0.5%
--------------------------------------------------------------------------------
Allied Waste Industries*                  2,560         28
                                                 ---------
Total Waste treatment & disposal                        28
                                                 ---------

--------------------------------------------------------------------------------
WATER, SEWAGE & OTHER SYSTEMS--0.5%
--------------------------------------------------------------------------------
Philadelphia Suburban                     1,160         28
                                                 ---------
Total Water, sewage & other systems                     28
                                                 ---------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $4,553)                                    5,430
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--4.9%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $271,176 (collateralized by
    U.S. Government obligations,
    total market value $276,996)           $271        271

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $271)                                        271
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.1%
    (COST $4,824)                                    5,701
--------------------------------------------------------------------------------



92  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER TAX MANAGED U.S. EQUITY FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(3.1)%
--------------------------------------------------------------------------------
Receivable from investment adviser              $        1
Payable due to administrator                            (1)
Payable to shareholder servicing agent                  (1)
Other assets and liabilities, net                     (172)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (173)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 687,969 outstanding shares
    of beneficial interest                           7,372
Accumulated net realized loss
    on investments                                  (2,721)
Net unrealized appreciation
    on investments                                     877

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $5,528
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES                 $8.04
--------------------------------------------------------------------------------

* Non-income producing security
(A) Tri-party repurchase agreement
ADR - American depository receipt
Cl - Class
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  93

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER STRATEGIC VALUE AND HIGH INCOME FUND
September 30, 2003

                                                     Value
                                         Shares      (000)
--------------------------------------------------------------------------------
EQUITY FUND--51.0%
--------------------------------------------------------------------------------
Turner Small Cap Value
    Opportunities Fund, Cl II            17,783   $    226

--------------------------------------------------------------------------------
TOTAL EQUITY FUND
    (COST $210)                                        226
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND--49.5%
--------------------------------------------------------------------------------
Turner High Yield Fund, Cl I             43,659        219

--------------------------------------------------------------------------------
TOTAL FIXED INCOME FUND
    (COST $213)                                        219
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.5%
    (COST $423)                                        445
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(0.5)%
--------------------------------------------------------------------------------
Receivable from investment adviser                       3
Other assets and liabilities, net                       (5)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                 (2)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 35,230 outstanding shares
    of beneficial interest                             422
Accumulated net realized loss
    on investments                                      (1)
Net unrealized appreciation
    on investments                                      22

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                 $443
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                     $12.58
--------------------------------------------------------------------------------

Cl - Class
The accompanying notes are an integral part of the financial statements.



94  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND
September 30, 2003

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--38.2%
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES--3.2%
--------------------------------------------------------------------------------
Dial
    7.000%, 08/15/06                     $1,250   $  1,398
                                                 ---------
Total Cosmetics & toiletries                         1,398
                                                 ---------

--------------------------------------------------------------------------------
DATA PROCESSING SERVICES--4.4%
--------------------------------------------------------------------------------
First Data
    4.700%, 11/01/06                      1,000      1,069
First Data,
    Ser D, MTN
    5.800%, 12/15/08                        750        834
                                                 ---------
Total Data processing services                       1,903
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--8.3%
--------------------------------------------------------------------------------
Emerson Electric
    7.125%, 08/15/10                      1,250      1,480
Public Service Company of Colorado
    4.375%, 10/01/08                      1,000      1,036
Scana,
    Ser B, MTN
    5.810%, 10/23/08                      1,000      1,101
                                                 ---------
Total Electrical products & services                 3,617
                                                 ---------

--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--4.3%
--------------------------------------------------------------------------------
Sysco
    7.250%, 04/15/07                        405        468
    7.160%, 04/15/27                        500        599
    6.500%, 06/15/05                        750        810
                                                 ---------
Total Food, beverage & tobacco                       1,877
                                                 ---------

--------------------------------------------------------------------------------
GAS/NATURAL GAS--4.6%
--------------------------------------------------------------------------------
Air Products & Chemicals,
    Ser E, MTN
    7.340%, 06/15/26                        250        294
ChevronTexaco
    8.110%, 12/01/04                        160        167
Natural Fuel Gas,
    Ser D, MTN
    6.303%, 05/27/08                      1,350      1,507
                                                 ---------
Total Gas/natural gas                                1,968
                                                 ---------



                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
MANUFACTURING--1.8%
--------------------------------------------------------------------------------
Thermo Electron
    7.625%, 10/30/08                     $  665  $     776
                                                 ---------
Total Manufacturing                                    776
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--5.4%
--------------------------------------------------------------------------------
Pioneer Natural Resources
    8.875%, 04/15/05                      1,250      1,347
    7.200%, 01/15/28                        450        475
XTO Energy
    7.500%, 04/15/12                        475        528
                                                 ---------
Total Petroleum & fuel products                      2,350
                                                 ---------

--------------------------------------------------------------------------------
RETAIL--3.7%
--------------------------------------------------------------------------------
Wal-Mart Stores
    6.875%, 08/10/09                      1,350      1,586
                                                 ---------
Total Retail                                         1,586
                                                 ---------

--------------------------------------------------------------------------------
TRUCKING--2.5%
--------------------------------------------------------------------------------
Roadway
    8.250%, 12/01/08                        925      1,079
                                                 ---------
Total Trucking                                       1,079
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $15,163)                                  16,554
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS--31.8%
--------------------------------------------------------------------------------
FHLMC
    Pool #277449
    8.500%, 09/01/09                          1          1
FHLMC CMO/REMIC
    Ser 1546, Cl H
    7.000%, 12/15/22                        182        185
    Ser 1561, Cl H
    6.500%, 05/15/08                        750        779
    Ser 2522, Cl PB
    4.750%, 11/15/14                      2,500      2,588

                                          TURNER FUNDS 2003 ANNUAL REPORT  |  95

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
FNMA
    Pool #254759
    4.500%, 06/01/18                     $1,926   $  1,944
    Pool #369214
    5.000%, 04/01/09                        175        179
    Pool #535301
    6.500%, 04/01/15                        231        244
    Pool #694431
    5.000%, 03/01/18                        854        876
FNMA CMO/REMIC
    Ser 1994-17, Cl H
    6.000%, 02/25/09                        504        535
    Ser 2003-41, Cl XT
    4.500%, 07/25/15                      1,500      1,507
GNMA
    Pool #13125
    8.000%, 10/15/06                          6          7
    Pool #187899
    8.000%, 05/15/17                         18         20
    Pool #196477
    10.000%, 04/15/10                        28         31
    Pool #202886
    8.000%, 03/15/17                         58         64
    Pool #221235
    8.500%, 07/15/17                         22         24
    Pool #331786
    8.000%, 08/15/22                         36         39
    Pool #376400
    6.500%, 02/15/24                        227        240
    Pool #439478
    7.000%, 01/15/27                        255        271
    Pool #457921
    5.500%, 12/15/28                        408        420
    Pool #462622
    6.500%, 03/15/28                        471        495
    Pool #533974
    6.500%, 05/15/32                        267        280
    Pool #570400
    6.500%, 09/15/31                        601        631
    Pool #781029
    6.500%, 05/15/29                        162        170
    Pool #781096
    6.500%, 12/15/28                        735        773
    Pool #781231
    7.000%, 12/15/30                        386        411




                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Pool #781276
    6.500%, 04/15/31                   $    588   $    618
    Pool #781328
    7.000%, 09/15/31                        436        464

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS (COST $13,614)               13,796
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--19.4%
--------------------------------------------------------------------------------
U.S. Treasury Bonds
    7.500%, 11/15/16                      1,500      1,958
    7.250%, 05/15/16                      1,450      1,854
    7.250%, 08/15/22                        900      1,166
    6.375%, 08/15/27                        450        537
U.S. Treasury Notes
    6.125%, 08/15/07                        500        570
    4.750%, 11/15/08                        750        817
    3.250%, 08/15/08                      1,500      1,531

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $7,779)                                    8,433
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.0%
--------------------------------------------------------------------------------
FNMA, MTN
    6.920%, 03/19/07                        555        640
Private Export Funding
    6.620%, 10/01/05                        250        275
SLMA (A)
    6.470%, 10/03/22                      5,065      1,673

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
    OBLIGATIONS (COST $2,390)                        2,588

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.2%
--------------------------------------------------------------------------------
ABN-Amro (B)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    $1,403,012 (collateralized by
    U.S. Government obligations,
    total market value $1,431,031)        1,403      1,403

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $1,403)                                    1,403
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.6%
    (COST $40,349)                                  42,774
--------------------------------------------------------------------------------

96  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER CORE FIXED INCOME FUND

                                                    Value
                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--1.4%
--------------------------------------------------------------------------------
Payable due to investment adviser                $     (12)
Payable due to administrator                            (5)
Other assets and liabilities, net                      634

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                617
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 4,172,767 outstanding shares
    of beneficial interest                          41,340
Distributions in excess of
    net investment income                               (2)
Accumulated net realized loss
    on investments                                    (372)
Net unrealized appreciation
    on investments                                   2,425

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                              $43,391
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                 $10.40
--------------------------------------------------------------------------------

(A) Zero coupon bond -- the rate reported is the effective yield at time of purchase.
(B) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
The accompanying notes are an integral part of the financial statements.



                                           TURNER FUNDS 2003 ANNUAL REPORT |  97

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER TOTAL RETURN FIXED INCOME FUND
September 30, 2003

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--60.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
--------------------------------------------------------------------------------
Sequa
    9.000%, 08/01/09                        $10  $      11
                                                 ---------
Total Aerospace & defense                               11
                                                 ---------

--------------------------------------------------------------------------------
AUTOMOTIVE & TRUCK PARTS--6.0%
--------------------------------------------------------------------------------
General Motors Acceptance
    6.125%, 09/15/06                         15         16
                                                 ---------
Total Automotive & truck parts                          16
                                                 ---------

--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--4.0%
--------------------------------------------------------------------------------
Houghton Mifflin
    9.875%, 02/01/13                         10         11
                                                 ---------
Total Broadcasting,
    newspapers & advertising                            11
                                                 ---------

--------------------------------------------------------------------------------
CHEMICAL MANUFACTURING--5.6%
--------------------------------------------------------------------------------
Dow Chemical
    5.250%, 05/14/04                         15         15
                                                 ---------
Total Chemical manufacturing                            15
                                                 ---------

--------------------------------------------------------------------------------
CONSUMER PRODUCTS--4.1%
--------------------------------------------------------------------------------
Central Garden & Pet
    9.125%, 02/01/13                         10         11
                                                 ---------
Total Consumer products                                 11
                                                 ---------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--11.6%
--------------------------------------------------------------------------------
Goldman Sachs
    5.700%, 09/01/12                         15         16
SLM,
    Ser A, MTN
    5.000%, 10/01/13                         15         15
                                                 ---------
Total Financial services                                31
                                                 ---------

--------------------------------------------------------------------------------
LEASING & RENTALS--6.0%
--------------------------------------------------------------------------------
International Lease Finance
    5.875%, 05/01/13                         15         16
                                                 ---------
Total Leasing & rentals                                 16
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
MACHINERY--5.6%
--------------------------------------------------------------------------------
John Deere Capital
    5.100%, 01/15/13                        $15  $      15
                                                 ---------
Total Machinery                                         15
                                                 ---------

--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING--5.6%
--------------------------------------------------------------------------------
General Electric
    5.000%, 02/01/13                         15         15
                                                 ---------
Total Miscellaneous manufacturing                       15
                                                 ---------

--------------------------------------------------------------------------------
RETAIL--4.1%
--------------------------------------------------------------------------------
JC Penney
    8.000%, 03/01/10                         10         11
                                                 ---------
Total Retail                                            11
                                                 ---------

--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--4.1%
--------------------------------------------------------------------------------
Nextel Communications
    9.500%, 02/01/11                         10         11
                                                 ---------
Total Telephones & telecommunications                   11
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $155)                                        163
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--19.0%
--------------------------------------------------------------------------------
U.S. Treasury Notes
    3.250%, 08/15/08                         50         51

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $49)                                          51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.5%
--------------------------------------------------------------------------------
MORTGAGE RELATED--7.5%
--------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                         19         20
                                                 ---------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $19)                                          20
--------------------------------------------------------------------------------





98  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER TOTAL RETURN FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--21.3%
--------------------------------------------------------------------------------
Morgan Stanley (A)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $56,615 (collateralized by
    U.S. Government obligations,
    total market value $57,830)             $57    $    57

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $57)                                          57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.6%
    (COST $280)                                        291
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(8.6)%
--------------------------------------------------------------------------------
Receivable from investment adviser                       1
Payable for capital shares redeemed                    (20)
Other assets and liabilities, net                       (4)

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET                (23)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 30,780 outstanding shares
    of beneficial interest                             384
Undsitributed net investment income                     10
Accumulated net realized loss
    on investments                                    (137)
Net unrealized appreciation
    on investments                                      11

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                                $268
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES                  $8.71
--------------------------------------------------------------------------------

(A) Tri-party repurchase agreement
Cl - Class
MTN - Medium term note
Ser - Series
The accompanying notes are an integral part of the financial statements.


                                          TURNER FUNDS 2003 ANNUAL REPORT  |  99

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND
September 30, 2003


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--89.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.3%
--------------------------------------------------------------------------------
Sequa
    9.000%, 08/01/09                       $190  $     208
Vought Aircraft Industries (A)
    8.000%, 07/15/11                        100        102
                                                 ---------
Total Aerospace & defense                              310
                                                 ---------

--------------------------------------------------------------------------------
AUTOMOTIVE & TRUCK PARTS--1.1%
--------------------------------------------------------------------------------
Tenneco Automotive (A)
    10.250%, 07/15/13                       100        108
                                                 ---------
Total Automotive & truck parts                         108
                                                 ---------

--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING--4.4%
--------------------------------------------------------------------------------
CBD Media (A)
    8.625%, 06/01/11                        100        106
Dex Media West (A)
    9.875%, 08/15/13                        100        113
Houghton Mifflin
    9.875%, 02/01/13                         90         96
Mediacom Broadband
    11.000%, 07/15/13                       100        105
                                                 ---------
Total Broadcasting, newspapers &
    advertising                                        420
                                                 ---------

--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--2.2%
--------------------------------------------------------------------------------
K. Hovnanian Enterprises#
    8.875%, 04/01/12                        150        160
Koppers (A)
    9.875%, 10/15/13                         45         47
                                                 ---------
Total Building & construction                          207
                                                 ---------

--------------------------------------------------------------------------------
COMMERCIAL SERVICES--1.1%
--------------------------------------------------------------------------------
Wackenhut Corrections (A)
    8.250%, 07/15/13                        100        104
                                                 ---------
Total Commercial services                              104
                                                 ---------






                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--4.8%
--------------------------------------------------------------------------------
Central Garden & Pet
    9.125%, 02/01/13                       $190  $     207
Jarden
    9.750%, 05/01/12                        100        108
Rayovac (A)
    8.500%, 10/01/13                        130        134
                                                 ---------
Total Consumer products                                449
                                                 ---------

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--5.5%
--------------------------------------------------------------------------------
Crown Euro Holdings (A)
    9.500%, 03/01/11                        200        215
Owens-Brockway Glass Container
    8.750%, 11/15/12                        100        107
Silgan Holdings
    9.000%, 06/01/09                        190        197
                                                 ---------
Total Containers & packaging                           519
                                                 ---------

--------------------------------------------------------------------------------
COSMETICS & TOILETRIES--1.6%
--------------------------------------------------------------------------------
Chattem, Ser B
    8.875%, 04/01/08                        150        150
                                                 ---------
Total Cosmetics & toiletries                           150
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--3.3%
--------------------------------------------------------------------------------
AES
    9.500%, 06/01/09                        100        103
Fisher Scientific International (A)
    8.000%, 09/01/13                        100        106
PG&E (A)
    6.875%, 07/15/08                        100        105
                                                 ---------
Total Electrical products & services                   314
                                                 ---------

--------------------------------------------------------------------------------
ENTERTAINMENT--4.0%
--------------------------------------------------------------------------------
Argosy Gaming
    9.000%, 09/01/11                        200        218
Aztar
    9.000%, 08/15/11                        150        162
                                                 ---------
Total Entertainment                                    380
                                                 ---------


100  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES--1.7%
--------------------------------------------------------------------------------
Western Financial
    9.625%, 05/15/12                       $150  $     162
                                                 ---------
Total Financial services                               162
                                                 ---------

--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO--3.4%
--------------------------------------------------------------------------------
Del Monte (A)
    8.625%, 12/15/12                        150        164
Stater Brothers Holdings
    10.750%, 08/15/06                       150        157
                                                 ---------
Total Food, beverage & tobacco                         321
                                                 ---------

--------------------------------------------------------------------------------
GAS/NATURAL GAS--2.8%
--------------------------------------------------------------------------------
Semco Energy (A)
    7.125%, 05/15/08                        100        101
Williams
    8.625%, 06/01/10                        150        159
                                                 ---------
Total Gas/natural gas                                  260
                                                 ---------

--------------------------------------------------------------------------------
HOTELS & LODGING--3.4%
--------------------------------------------------------------------------------
Felcor Lodging
    10.000%, 09/15/08                       150        161
John Q. Hammons Hotels, Ser B
    8.875%, 05/15/12                        150        163
                                                 ---------
Total Hotels & lodging                                 324
                                                 ---------

--------------------------------------------------------------------------------
MACHINERY--2.3%
--------------------------------------------------------------------------------
Case New Holland (A)
    9.250%, 08/01/11                        200        215
                                                 ---------
Total Machinery                                        215
                                                 ---------

--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES--3.4%
--------------------------------------------------------------------------------
Bio-Rad Laboratories (A)
    7.500%, 08/15/13                        100        105
Medex (A)
    8.875%, 05/15/13                        200        211
                                                 ---------
Total Medical products & services                      316
                                                 ---------


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
METALS--3.8%
--------------------------------------------------------------------------------
Century Aluminum
    11.750%, 04/15/08                      $125  $     134
Freeport-McMoRan Copper & Gold
    10.125%, 02/01/10                       200        223
                                                 ---------
Total Metals                                           357
                                                 ---------

--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS--2.8%
--------------------------------------------------------------------------------
Georgia-Pacific
    9.500%, 12/01/11                        150        166
Tembec Industries
    7.750%, 03/15/12                        100         94
                                                 ---------
Total Paper & related products                         260
                                                 ---------

--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS--8.3%
--------------------------------------------------------------------------------
Chesepeake Energy
    8.125%, 04/01/11                        100        108
Comstock Resources
    11.250%, 05/01/07                        70         76
Grant Prideco, Ser B
    9.625%, 12/01/07                         40         44
Premcor Refining
    7.500%, 06/15/15                        150        150
Tesoro Petroleum
    9.625%, 04/01/12                        100        100
Tom Brown
    7.250%, 09/15/13                         40         41
Universal Compression
    7.250%, 05/15/10                        100        103
Vintage Petroleum
    8.625%, 02/01/09                        150        155
                                                 ---------
Total Petroleum & fuel products                        777
                                                 ---------

--------------------------------------------------------------------------------
REAL ESTATE--2.8%
--------------------------------------------------------------------------------
Forest City Enterprises
    7.625%, 06/01/15                        150        156
LNR Property (A)
    7.625%, 07/15/13                        100        103
                                                 ---------
Total Real estate                                      259
                                                 ---------

                                           TURNER FUNDS 2003 ANNUAL REPORT | 101

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                    Shares/Face      Value
                                   Amount (000)      (000)
--------------------------------------------------------------------------------
RETAIL--4.5%
--------------------------------------------------------------------------------
Ferrellgas Partners
    8.750%, 06/15/12                       $150   $    160
Group 1 Automotive (A)
    8.250%, 08/15/13                        100        108
JC Penney
    8.000%, 03/01/10                        140        154
                                                 ---------
Total Retail                                           422
                                                 ---------

--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS--8.2%
--------------------------------------------------------------------------------
Echostar DBS
    9.375%, 02/01/09                        200        213
Nextel Communications
    9.500%, 02/01/11                        190        210
Rogers Cantel
    9.375%, 06/01/08                        100        105
Time Warner
    9.750%, 07/15/08                        100         98
Triton PCS#
    8.750%, 11/15/11                        150        150
                                                 ---------
Total Telephones & telecommunications                  776
                                                 ---------

--------------------------------------------------------------------------------
TRANSPORTATION--7.8%
--------------------------------------------------------------------------------
Laidlaw International (A)
    10.750%, 06/15/11                       150        161
Stena
    9.625%, 12/01/12                        200        217
TFM
    10.250%, 06/15/07                       130        134
United Auto Group
    9.625%, 03/15/12                        200        219
                                                 ---------
Total Transportation                                   731
                                                 ---------

--------------------------------------------------------------------------------
WASTE TREATMENT & DISPOSAL--2.9%
--------------------------------------------------------------------------------
Allied Waste North America, Ser B
    10.000%, 08/01/09                       100        108
Casella Waste Systems
    9.750%, 02/01/13                        150        164
                                                 ---------
Total Waste treatment & disposal                       272
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $7,891)                                    8,413
--------------------------------------------------------------------------------




                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
PREFERRED STOCK--2.2%
--------------------------------------------------------------------------------
Crown Castle International PIK*              62 $        7
Granite Broadcasting*                     1,600        117
Pegasus Satellite*                            3         --
Sinclair Broadcast Group                  2,005         85

--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
    (COST $164)                                        209
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK--0.0%
--------------------------------------------------------------------------------
Chiquita Brands Escrow*                 110,000         --

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
    (COST $0)                                           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--3.5%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                   329,290        329

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD
    AS COLLATERAL FOR LOANED SECURITIES
    (COST $329)                                        329
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--6.5%
--------------------------------------------------------------------------------
Morgan Stanley (B)
    0.750%, dated 09/30/03, matures
    10/01/03, repurchase price
    $605,254 (collateralized by
    U.S. Government obligations,
    total market value $618,245)           $605        605

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $605)                                        605
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--101.6%
    (COST $8,989)                                    9,556
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--(1.6)%
--------------------------------------------------------------------------------
Obligation to return
    securities lending collateral                     (329)
Payable due to investment adviser                       (2)
Payable due to administrator                            (1)
Other assets and liabilities, net                      184

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (148)
--------------------------------------------------------------------------------


102  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER HIGH YIELD FUND

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 1,872,834 outstanding shares
    of beneficial interest                         $24,648
Undistributed net investment income                      1
Accumulated net realized loss
    on investments                                 (15,808)
Net unrealized appreciation
    on investments                                     567

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                               $9,408
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION              $5.02
    PRICE PER SHARE--CLASS I SHARES
--------------------------------------------------------------------------------

* Non-income producing security
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of securities on loan at September 30, 2003, was $308,058.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors".
(B) Tri-party repurchase agreement
PIK - Payment-in-kind
Ser - Series
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2003 ANNUAL REPORT | 103

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND
September 30, 2003


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
    BACKED OBLIGATIONS--77.9%
--------------------------------------------------------------------------------
FHLMC
    Pool #E64944
    7.000%, 07/01/11                   $    626    $   665
    Pool #184967
    7.750%, 08/01/08                         74         78
FHLMC CMO/REMIC
    Ser 1106, Cl E
    7.500%, 07/15/06                          9          9
    Ser 1377, Cl F (A)
    1.625%, 09/15/07                        587        588
    Ser 1515, Cl G
    6.500%, 02/15/08                        319        324
    Ser 1544, Cl L (A)
    2.470%, 07/15/08                        339        338
    Ser 1608, Cl GA
    9.000%, 06/15/21                        858        870
    Ser 161, Cl F
    9.500%, 06/15/06                         11         11
    Ser 1832, Cl E
    6.500%, 07/15/10                      6,186      6,359
    Ser 2114, Cl PE
    6.000%, 11/15/23                        730        730
    Ser 2153, Cl CD
    6.000%, 03/15/16                      3,290      3,314
    Ser 2280, Cl PC
    6.000%, 06/15/27                        793        793
    Ser 2299, Cl K
    6.000%, 05/15/25                         14         14
    Ser 2303, Cl TD
    6.500%, 05/15/30                      9,496      9,748
    Ser 2317, Cl DC
    6.050%, 12/15/11                        154        153
    Ser 2317, Cl DN
    6.050%, 12/15/11                        127        127
    Ser 2367, Cl PJ
    6.000%, 03/15/27                      3,085      3,112
    Ser 2368, Cl D
    6.000%, 10/15/29                      1,751      1,758
    Ser 2370, Cl GC
    6.000%, 07/15/27                     17,362     17,480


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2388, Cl LQ
    6.000%, 04/15/27                  $     930  $     934
    Ser 2407, Cl DF
    6.000%, 05/15/25                     20,997     21,166
    Ser 2416, Cl PN
    6.000%, 11/15/28                     10,000     10,560
    Ser 2439, Cl LT
    5.750%, 06/15/25                      5,000      5,079
    Ser 2440, Cl OG
    6.500%, 12/15/30                     10,000     10,548
    Ser 2441, Cl HC
    6.500%, 09/15/28                      8,499      8,618
    Ser 2456, Cl CU
    5.500%, 03/15/26                      2,886      2,889
    Ser 2463, Cl PE
    6.000%, 03/15/28                     25,000     26,189
    Ser 2488, Cl GC
    6.000%, 09/15/28                        522        532
    Ser 2496, Cl PJ
    5.000%, 07/15/12                      6,453      6,515
    Ser 2502, Cl FP (A)
    1.770%, 05/15/31                      1,008      1,009
    Ser 2517, Cl TL
    4.500%, 04/15/26                      5,000      5,060
    Ser 2527, Cl LT
    3.870%, 12/15/28                     12,816     12,924
    Ser 2527, Cl LU
    3.790%, 12/15/28                     19,453     19,610
    Ser 2574, Cl A
    4.500%, 12/15/10                        404        405
    Ser 2575, Cl LM
    4.500%, 05/15/32                      4,878      4,850
    Ser 2577, Cl PM
    3.000%, 03/15/21                     10,000     10,050
    Ser 2586, Cl WA
    4.000%, 12/15/32                     11,394     11,513
    Ser 2586, Cl XG
    4.000%, 12/15/32                     20,324     20,673
    Ser 2590, Cl UL
    3.750%, 03/15/32                      7,410      7,514
    Ser 2594, Cl YA
    4.000%, 04/15/23                      7,148      7,299


104  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND



                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2628, Cl PT
    3.000%, 12/15/21                    $ 3,000    $ 3,003
    Ser 2649, Cl PJ
    3.500%, 06/15/33                      8,015      8,093
FNMA
    Pool #190054
    7.000%, 10/01/13                      1,046      1,108
    Pool #190107
    6.000%, 11/01/03                          9          9
    Pool #50984
    6.000%, 02/01/04                         37         38
    Pool #704214
    7.500%, 12/01/27                      5,611      6,019
FNMA CMO/REMIC
    Ser 1992-182, Cl PZ
    7.000%, 02/25/20                        410        410
    Ser 1993-173, Cl F (A)
    1.625%, 09/25/08                         92         92
    Ser 1993-46, Cl FA (A)
    1.575%, 05/25/22                        226        226
    Ser 1993-80, Cl FA (A)
    3.770%, 05/25/23                      1,014      1,036
    Ser 1996-32, Cl PM
    6.500%, 04/25/25                      6,785      6,913
    Ser 1999-15, Cl C
    6.250%, 01/25/27                        286        286
    Ser 2001-28, Cl A
    6.000%, 02/25/29                      4,262      4,335
    Ser 2001-4, Cl PB
    7.000%, 04/25/20                     16,230     16,866
    Ser 2001-68, Cl A
    6.000%, 07/25/29                      5,787      5,836
    Ser 2002-67, Cl AM
    5.000%, 11/25/15                      6,368      6,631
    Ser 2002-70, Cl QL
    4.500%, 12/25/17                      7,000      7,081
    Ser 2002-82, Cl PC
    6.000%, 02/25/29                     12,935     13,537
    Ser 2002-9, Cl PB
    6.000%, 11/25/14                      1,860      1,898
    Ser 2003-33, Cl AM
    4.250%, 05/25/33                      4,099      4,178


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2003-33, Cl PC
    4.500%, 03/25/27                    $ 3,000   $  3,058
    Ser 2003-34, Cl AD
    4.000%, 01/25/32                      3,905      3,944
    Ser 2003-46, Cl PA
    4.000%, 06/25/10                     10,072     10,321
    Ser 2003-47, Cl PB
    4.000%, 08/25/26                      3,000      3,068
    Ser 2003-54, Cl PB
    4.000%, 09/25/17                      5,000      5,136
GNMA
    Pool #780769
    7.500%, 04/15/13                      7,282      7,775
    Pool #8103 (A)
    4.375%, 02/20/16                        105        109
GNMA ARM
    Pool #8287 (A)
    5.625%, 11/20/17                        112        117
    Pool #8297 (A)
    5.625%, 12/20/17                        189        198
    Pool #8321 (A)
    4.375%, 02/20/18                        439        456
    Pool #8333 (A)
    4.375%, 03/20/18                        291        302
    Pool #8345 (A)
    4.375%, 04/20/18                        157        163
    Pool #8366 (A)
    4.375%, 06/20/18                        175        180
    Pool #8404 (A)
    5.750%, 09/20/18                         10         11
    Pool #8405 (A)
    5.750%, 09/20/18                        110        113
    Pool #8462 (A)
    4.375%, 02/20/19                         17         17
    Pool #8489 (A)
    4.375%, 04/20/19                        197        205
GNMA CMO/REMIC
    Ser 2002-58, Cl FA (A)
    1.420%, 02/17/30                      1,896      1,898

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
    MORTGAGE-BACKED OBLIGATIONS
    (COST $361,287)                                365,074
--------------------------------------------------------------------------------



                                           TURNER FUNDS 2003 ANNUAL REPORT | 105

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--6.2%
--------------------------------------------------------------------------------
FHLB, Ser DU07
    2.840%, 02/28/07                     $6,000    $ 6,017
FHLMC, MTN
    3.375%, 04/08/08                      2,850      2,868
    3.200%, 05/21/08                      5,000      5,013
    2.125%, 06/16/10 (B)                  2,500      2,488
FNMA
    3.150%, 05/28/08                      5,000      5,011
    2.750%, 11/21/06                      7,500      7,517

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $28,937)                                  28,914
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.5%
--------------------------------------------------------------------------------
AUTOMOTIVE--1.2%
--------------------------------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2000-D, Cl A4 (A)
    1.330%, 09/12/07                        444        445
    Ser 2001-A, Cl A4 (A)
    1.360%, 12/12/07                      5,209      5,212
                                                 ---------
Total Automotive                                     5,657
                                                 ---------

--------------------------------------------------------------------------------
CREDIT CARDS--0.4%
--------------------------------------------------------------------------------
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    1.360%, 12/15/09                      2,000      2,011
                                                 ---------
Total Credit cards                                   2,011
                                                 ---------

MORTGAGE RELATED--0.9%
--------------------------------------------------------------------------------
CIT Equipment Collateral,
    Ser 2002-VT1, Cl A2
    2.900%, 06/21/04                        146        146
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        577        609



                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
Prudential Home Mortgage Securities,
    Ser 1993-29, Cl A11
    6.750%, 08/25/08                     $1,067   $  1,066
Residential Funding Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        155        154
Salomon Brothers Mortgage Securities VII,
    Ser 2003-NBC1, Cl AV4 (A)
    5.252%, 03/25/33                      2,287      2,374
                                                 ---------
Total Mortgage related                               4,349
                                                 ---------

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $11,924)                                  12,017
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--13.0%
--------------------------------------------------------------------------------
ABN-Amro (C)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    $60,831,949 (collateralized by
    U.S. Government obligations,
    total market value $62,046,796)      60,830     60,830

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $60,830)                                  60,830
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
    (COST $462,978)                                466,835
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.4%
--------------------------------------------------------------------------------
Receivable from investment adviser                      46
Payable due to administrator                           (56)
Payable to shareholder servicing agent                  (2)
Other assets and liabilities, net                    1,708

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET              1,696
--------------------------------------------------------------------------------


106  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER ULTRA SHORT DURATION FIXED INCOME FUND

                                                     Value
                                                     (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 45,501,628 outstanding shares
    of beneficial interest                        $465,488
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 584,289 outstanding shares
    of beneficial interest                           5,923
Distributions in excess of
    net investment income                             (185)
Accumulated net realized loss
    on investments                                  (6,552)
Net unrealized appreciation
    on investments                                   3,857

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                            $468,531
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($462,566,934 / 45,501,628 SHARES)              $10.17
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($5,964,136 / 584,289 SHARES)                   $10.21
--------------------------------------------------------------------------------

(A) Variable rate security -- the rate reflected is the rate in effect on September 30, 2003.
(B) Delayed interest (step-bonds) -- the interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-party repurchase agreement
ARM - Adjustable rate mortgage
Cl - Class
CMO - Collateralized mortgage obligation
FHLB - Federal home loan bank
FHLMC - Federal home loan mortgage corporation
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
The accompanying notes are an integral part of the financial statements.


                                           TURNER FUNDS 2003 ANNUAL REPORT | 107

FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND
September 30, 2003

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS--56.1%
--------------------------------------------------------------------------------
FHLMC
    Pool #C66916
    7.000%, 05/01/32                    $ 1,321    $ 1,394
    Pool #D94598
    6.500%, 04/01/21                        738        772
    Pool #E85642
    5.500%, 10/01/16                        819        847
    Pool #G10288
    6.000%, 09/01/09                        123        128
    Pool #G10446
    6.500%, 02/01/11                        188        199
    Pool #G30085
    7.500%, 10/01/17                        717        769
    Pool #M90771
    5.000%, 12/01/07                      2,841      2,919
FHLMC CMO/REMIC
    Ser 1093, Cl F
    7.500%, 06/15/06                         61         61
    Ser 1515, Cl G
    6.500%, 02/15/08                        701        713
    Ser 1538, Cl J
    6.500%, 06/15/08                        160        175
    Ser 161, Cl F
    9.500%, 06/15/06                        283        284
    Ser 2280, Cl PC
    6.000%, 06/15/27                        221        221
    Ser 2317, Cl DC
    6.050%, 12/15/11                         84         84
    Ser 2395, Cl GX
    6.000%, 04/15/29                        776        788
    Ser 2412, Cl BK
    5.500%, 08/15/27                        576        580
    Ser 2416, Cl PN
    6.000%, 11/15/28                     10,000     10,560
    Ser 2502, Cl CA
    4.250%, 12/15/12                      1,400      1,416
    Ser 2502, Cl FP (A)
    1.770%, 05/15/31                        756        757
    Ser 2509, Cl EA
    4.000%, 12/15/12                      2,726      2,764



                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 2515, Cl ED
    5.000%, 03/15/17                    $ 7,517    $ 7,834
    Ser 2541, Cl MC
    6.000%, 01/15/29                      3,461      3,624
    Ser 2577, Cl PM
    3.000%, 03/15/21                      5,000      5,025
    Ser 2581, Cl PW
    3.000%, 04/15/16                      3,000      3,017
    Ser 2583, Cl ND
    4.250%, 12/15/10                      4,373      4,425
    Ser 2586, Cl XG
    4.000%, 12/15/32                      5,081      5,168
    Ser 2590, Cl QY
    3.750%, 04/15/28                      3,686      3,780
    Ser 2590, Cl UL
    3.750%, 03/15/32                      9,310      9,441
    Ser 2628, Cl PT
    3.000%, 12/15/21                      5,000      5,006
    Ser 2649, Cl PJ
    3.500%, 06/15/33                      4,814      4,860
FNMA
    Pool #250477
    6.000%, 01/01/11                        102        107
    Pool #303096
    7.500%, 12/01/09                        298        318
    Pool #313429
    7.000%, 03/01/12                        789        839
    Pool #334593
    7.000%, 05/01/24                         50         54
    Pool #6222
    9.000%, 04/01/16                         96        105
    Pool #647567
    6.000%, 06/01/17                      1,218      1,271
    Pool #704214
    7.500%, 12/01/27                      3,177      3,408
    Pool #8245
    8.000%, 12/01/08                        162        173
FNMA CMO/REMIC
    Ser G93-31, Cl PK
    6.650%, 06/25/21                        114        114
    Ser 1991-133, Cl Z
    8.000%, 09/25/06                        470        495


108  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
    Ser 1991-72, Cl G
    8.000%, 07/25/06                    $    51    $    54
    Ser 1993-18, Cl PK
    6.500%, 02/25/08                        711        779
    Ser 1993-202, Cl PH
    6.500%, 02/25/22                        439        442
    Ser 1993-80, Cl FA (A)
    3.770%, 05/25/23                      1,558      1,592
    Ser 1994-27, Cl PJ
    6.500%, 06/25/23                        689        735
    Ser 1997-81, Cl PC
    5.000%, 04/18/27                      1,353      1,384
    Ser 1999-15, Cl C
    6.250%, 01/25/27                        184        184
    Ser 1999-15, Cl PC
    6.000%, 09/25/18                        135        143
    Ser 2001-28, Cl A
    6.000%, 02/25/29                      2,043      2,078
    Ser 2001-41, Cl BA
    6.000%, 06/25/28                        389        392
    Ser 2001-6, Cl AD
    5.750%, 11/25/28                        970        983
    Ser 2001-68, Cl JL
    5.500%, 05/25/23                      7,000      7,310
    Ser 2002-36, Cl HP
    6.500%, 12/25/29                        812        826
    Ser 2002-37, Cl AC
    6.000%, 04/25/29                          7          7
    Ser 2002-48, Cl GC
    5.000%, 08/25/25                      5,000      5,033
    Ser 2002-60, Cl F1 (A)
    1.520%, 06/25/32                      3,351      3,361
    Ser 2002-72, Cl A
    5.000%, 10/25/15                      2,362      2,412
    Ser 2003-30, Cl MB
    4.000%, 03/25/33                      3,000      2,937
    Ser 2003-33, Cl PC
    4.500%, 03/25/27                      7,000      7,136
    Ser 2003-42, Cl CA
    4.000%, 05/25/33                      4,311      4,401
    Ser 2003-47, Cl PB
    4.000%, 08/25/26                      3,000      3,068
    Ser 2003-7, Cl PA
    4.500%, 03/25/20                      2,000      2,055


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
GNMA
    Pool #2707
    5.500%, 01/20/14                      $  33      $  34
    Pool #2802
    5.500%, 07/20/14                         25         26
    Pool #2843
    5.500%, 11/20/14                        443        462
    Pool #344233
    8.000%, 02/15/23                        333        363
    Pool #345123
    8.000%, 12/15/23                        481        525
    Pool #351122
    6.500%, 07/15/08                        112        119
    Pool #357343
    6.500%, 10/15/08                         57         61
    Pool #462486
    6.500%, 01/15/13                        215        228
    Pool #569337
    6.500%, 04/15/22                        228        241
    Pool #578189
    6.000%, 02/15/32                        118        122
    Pool #68224
    8.000%, 06/15/12                        290        316
    Pool #780322
    8.000%, 11/15/22                        400        437
    Pool #780327
    8.000%, 11/15/17                        172        188
    Pool #780769
    7.500%, 04/15/13                      3,000      3,203
    Pool #814
    8.000%, 08/20/17                        388        422
    Pool #8426 (A)
    5.625%, 11/20/18                         64         67
GNMA CMO/REMIC
    Ser 2002-13, Cl A
    6.000%, 10/16/30                      2,642      2,716
    Ser 2002-17, Cl A
    6.000%, 08/20/25                        883        891
    Ser 2002-58, Cl FA (A)
    1.420%, 02/17/30                        948        949

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
    MORTGAGE-BACKED OBLIGATIONS
    (COST $141,551)                                143,177
--------------------------------------------------------------------------------


                                         TURNER FUNDS 2003 ANNUAL REPORT  |  109

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND


                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--10.8%
--------------------------------------------------------------------------------
FHLB, Ser 7T09
    4.650%, 12/04/09                    $ 1,250    $ 1,256
    Ser DU07
    2.840%, 02/28/07                      6,250      6,268
FHLMC
    2.500%, 09/26/06                      1,000      1,004
FHLMC, MTN (B)
    2.125%, 06/16/10                      2,500      2,488
FNMA
    2.750%, 11/21/06                      7,500      7,517
SLMA (A)
    1.320%, 09/15/05                      9,000      9,018

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $27,548)                                  27,551
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--10.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes
    4.750%, 11/15/08                      5,000      5,446
    2.375%, 08/15/06                     15,000     15,208
    2.000%, 08/31/05                      5,000      5,054

--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (COST $25,496)                                  25,708
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS--7.8%
--------------------------------------------------------------------------------
AUTOMOTIVE & TRUCK PARTS--1.0%
--------------------------------------------------------------------------------
General Motors Acceptance
    6.125%, 09/15/06                      2,500      2,656
                                                 ---------
Total Automotive & truck parts                       2,656
                                                 ---------

CHEMICAL MANUFACTURING--1.2%
--------------------------------------------------------------------------------
Dow Chemical
    5.250%, 05/14/04                      3,000      3,053
                                                 ---------
Total Chemical manufacturing                         3,053
                                                 ---------

--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS & SERVICES--2.4%
--------------------------------------------------------------------------------
Honeywell
    7.000%, 03/15/07                      2,000      2,277




                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
National Rural Utilities,
    Ser C, MTN#
    6.500%, 03/01/07                     $3,500   $  3,916
                                                 ---------
Total Electrical products & services                 6,193
                                                 ---------

--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.7%
--------------------------------------------------------------------------------
American General Finance,
    Ser F, MTN
    5.875%, 07/14/06                      1,975      2,158
Banc One
    2.625%, 06/30/08                      1,500      1,454
Credit Suisse First Boston
    4.625%, 01/15/08                      1,500      1,580
Morgan Stanley
    6.500%, 11/01/05                      1,475      1,612
                                                 ---------
Total Financial services                             6,804
                                                 ---------

--------------------------------------------------------------------------------
LEASING & RENTALS--0.4%
--------------------------------------------------------------------------------
International Leasing Finance
    2.950%, 05/23/06                      1,000      1,011
                                                 ---------
Total Leasing & rentals                              1,011
                                                 ---------

--------------------------------------------------------------------------------
PAINT, COATING & ADHESIVE MANUFACTURING--0.1%
--------------------------------------------------------------------------------
Sherwin-Williams
    6.850%, 02/01/07                        240        272
                                                 ---------
Total Paint, coating & adhesive
    manufacturing                                      272
                                                 ---------

--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
    (COST $19,846)                                  19,989
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.4%
--------------------------------------------------------------------------------
AUTOMOTIVE--0.7%
--------------------------------------------------------------------------------
Americredit Automobile Receivables Trust,
    Ser 2001-A, Cl A4 (A)
    1.360%, 12/12/07                      1,796      1,797
                                                 ---------
Total Automotive                                     1,797
                                                 ---------

--------------------------------------------------------------------------------


110  |  TURNER FUNDS 2003 ANNUAL REPORT

STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                    Face Amount      Value
                                          (000)      (000)
--------------------------------------------------------------------------------
CREDIT CARDS--1.7%
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
    Ser 2001-A6, Cl A6
    5.650%, 06/16/08                     $1,875    $ 2,038
Discover Card Master Trust I,
    Ser 2000-9, Cl A
    6.350%, 07/15/08                        150        164
Saks Credit Card Master Trust,
    Ser 2001-2, Cl A (A)
    1.360%, 12/15/09                      2,000      2,011
                                                 ---------
Total Credit cards                                   4,213
                                                 ---------

--------------------------------------------------------------------------------
MORTGAGE RELATED--3.1%
--------------------------------------------------------------------------------
CIT Equipment Collateral,
    Ser 2002-VT1, Cl A2
    2.900%, 06/21/04                         80         80
Countrywide Home Loans,
    Ser 1999-3, Cl A2
    6.050%, 04/25/29                      1,634      1,640
Goldman Sachs Mortgage Securities II,
    Ser 1998-C1, Cl A1
    6.060%, 10/18/30                        600        632
Morgan Stanley Capital I,
    Ser 1998-XL1, Cl A2
    6.450%, 06/03/30                      2,865      3,075
Residential Funding Mortgage Securities,
    Ser 1992-S39, Cl A8
    7.500%, 11/25/07                        154        155
Salomon Brothers Mortgage Securities VII,
    Ser 2003-NBC1, Cl AV4 (A)
    5.252%, 03/25/33                      2,287      2,374
                                                 ---------
Total Mortgage related                               7,956
                                                 ---------

--------------------------------------------------------------------------------
OTHER--0.9%
--------------------------------------------------------------------------------
Peco Energy Transition Trust,
    Ser 1999-A, Cl A6
    6.050%, 03/01/09                        125        138
    Ser 1999-A, Cl A7
    6.130%, 03/01/09                      1,875      2,104
                                                 ---------
Total Other                                          2,242
                                                 ---------
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
    (COST $15,674)                                  16,208
--------------------------------------------------------------------------------


                                    Shares/Face      Value
                                   Amount (000)      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES--0.2%
--------------------------------------------------------------------------------
Boston Global Investment Trust--
    Quality Portfolio                   575,000       $575

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL
     FOR LOANED SECURITIES (COST $575)                 575
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--8.6%
--------------------------------------------------------------------------------
ABN-Amro (C)
    1.040%, dated 09/30/03, matures
    10/01/03, repurchase price
    $21,921,360 (collateralized by
    U.S. Government obligations,
    total market value
    $22,359,894)                        $21,921     21,921

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
    (COST $21,921)                                  21,921
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
    (COST $252,611)                                255,129
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET--0.0%
--------------------------------------------------------------------------------
Obligation to return securities
    lending collateral                                (575)
Receivable from investment adviser                      19
Payable due to administrator                           (30)
Payable to shareholder servicing agent                  (1)
Other assets and liabilities, net                      476

--------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES, NET               (111)
--------------------------------------------------------------------------------


                                        TURNER FUNDS 2003 ANNUAL REPORT  |   111

FINANCIAL STATEMENTS


STATEMENT OF NET ASSETS
TURNER SHORT DURATION FIXED INCOME FUND

                                                   Value
                                                   (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
Portfolio capital of Class I Shares
    (unlimited authorization -- no par value)
    based on 24,934,697 outstanding shares
    of beneficial interest                       $ 252,515
Portfolio capital of Class II Shares
    (unlimited authorization -- no par value)
    based on 222,341 outstanding shares
    of beneficial interest                           1,959
Distributions in excess of
    net investment income                              (22)
Accumulated net realized loss
    on investments                                  (1,952)
Net unrealized appreciation
    on investments                                   2,518

--------------------------------------------------------------------------------
TOTAL NET ASSETS--100%                             $255,018
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS I SHARES
    ($252,771,754 / 24,934,697 SHARES)              $10.14
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE--CLASS II SHARES
    ($2,245,921 / 222,341 SHARES)                   $10.10
--------------------------------------------------------------------------------
# Security fully or partially on loan at September 30, 2003 (see note 10 in notes to financial statements). The total value of the security on loan at September 30, 2003, was $559,365.
(A) Variable rate security -- the rate reflected is the rate in effect on September 30, 2003.
(B) Delayed interest (step-bonds) - the interest rate disclosed represents the effective yield at time of purchase.
(C) Tri-party repurchase agreement
Cl - Class
CMO - Collateralized mortgage obligation
FHLMC - Federal home loan mortgage corporation
FHLB - Federal home loan bank
FNMA - Federal national mortgage association
GNMA - Government national mortgage association
MTN - Medium term note
REMIC - Real estate mortgage investment conduit
Ser - Series
SLMA - Student loan marketing association
The accompanying notes are an integral part of the financial statements.


112  |  TURNER FUNDS 2003 ANNUAL REPORT


STATEMENTS OF ASSETS AND LIABILITIES (000)
                                                                                Turner
                                                                           Large Cap Growth                       Turner
                                                                             Opportunities                       Small Cap
                                                                                 Fund                           Equity Fund
                                                                         ------------------------------------------------------
                                                                               09/30/03                          09/30/03
-------------------------------------------------------------------------------------------------------------------------------
Assets:
-------------------------------------------------------------------------------------------------------------------------------
    Investment securities at cost                                            $  3,259                            $10,687
===============================================================================================================================
    Investment securities at value                                           $  3,635                            $12,090
    Receivable for investment securities sold                                     201                                435
    Receivable for capital shares sold                                             49                                692
    Receivable for dividend and interest income                                     1                                  5
    Receivable due from investment adviser                                        --                                   3
-------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                             3,886                             13,225
===============================================================================================================================
Liabilities:
    Payable for investment securities purchased                                   275                                309
    Payable for capital shares redeemed                                            49                                 20
    Other accrued expenses                                                          7                                 16
    Payable due to investment adviser                                               3                                 --
    Payable due to administrator                                                    1                                  1
    Payable due to distributor(1)                                                  --                                  2
    Obligation to return securities lending collateral                             --                                320
-------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                          335                                668
-------------------------------------------------------------------------------------------------------------------------------
         Total net assets                                                    $  3,551                            $12,557
===============================================================================================================================
Net assets:
    Portfolio capital, Class I Shares                                        $ 16,790                            $    --
    Portfolio capital, Class II Shares                                             --                             10,421
    Accumulated net realized gain (loss) on investments                       (13,615)                               733
    Net unrealized appreciation on investments                                    376                              1,403
-------------------------------------------------------------------------------------------------------------------------------
       Total net assets                                                      $  3,551                            $12,557
===============================================================================================================================
Outstanding shares of beneficial interest:(2)
    Class I Shares(3)                                                         379,599                                n/a
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class I Shares                                          $   9.35                                n/a
===============================================================================================================================
Outstanding shares of beneficial interest:(2)
    Class II Shares(3)                                                            n/a                          1,023,162
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
    price per share, Class II Shares                                              n/a                           $  12.27
===============================================================================================================================

(1) Attributable to Class II Shares only.
(2) Unlimited authorization-- no par value.
(3) Shares have not been rounded.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.




                                             TURNER FUNDS 2003 ANNUAL REPORT 113

FINANCIAL STATEMENTS



STATEMENTS OF OPERATIONS (000)

                                                               Turner
                                            Turner            Large Cap
                                          Disciplined          Growth            Turner            Turner            Turner
                                           Large Cap        Opportunities        Midcap           Small Cap        Micro Cap
                                          Growth Fund            Fund         Growth Fund       Growth Fund        Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
                                          year ended         year ended        year ended        year ended        year ended
                                            9/30/03            9/30/03           9/30/03           9/30/03           9/30/03
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                               $   523            $   13            $  1,374          $   543            $   733
    Interest                                     7                 1                 101               35                250
    Securities lending                           1                 1                 264              174                163
    Foreign taxes withheld                      (2)               --                  (3)              (2)                (5)
---------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                 529                15               1,736              750              1,141
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                   408                23               4,551            1,614              1,932
    Administrator fees                          98                 4                 875              233                279
    Transfer agent fees                         33                21               1,118              229                352
    Printing fees                               25                 1                 226               57                 72
    Custodian fees                              20                 7                 111               49                 40
    Professional fees                           18               (11)                154               39                 49
    Registration fees                           14                 1                 144               41                 44
    Trustee fees                                 3                --                  22                6                  7
    Distribution fees(1)                        --                --                   1               --                 --
    Shareholder service fees(1)                 --                --                   1               --                 --
    Insurance and other fees                    40                --                  32               10                 13
---------------------------------------------------------------------------------------------------------------------------------
       Total expenses                          659                46               7,235            2,278              2,788
    Less:
         Investment advisory fees waived      (149)               (3)                 --             (153)               (26)
         Reimbursements from adviser            --                --                  --               --                 --
         Directed brokerage                     --                (5)               (229)            (107)               (58)
---------------------------------------------------------------------------------------------------------------------------------
       Net expenses                            510                38               7,006            2,018              2,704
---------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)          19               (23)             (5,270)          (1,268)            (1,563)
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                       5,005               347              70,989           21,681             17,304
    Net change in unrealized
       appreciation of
       investment securities                13,660               724             145,875           45,503             37,172
---------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                       18,665             1,071             216,864           67,184             54,476
---------------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                     $18,684            $1,048            $211,594          $65,916            $52,913
=================================================================================================================================



STATEMENTS OF OPERATIONS (000)



                                              Turner             Turner            Turner              Turner
                                             Large Cap         Core Value         Small Cap        Small Cap Value
                                            Value Fund            Fund           Value Fund      Opportunities Fund
-------------------------------------------------------------------------------------------------------------------------
                                            year ended         year ended        year ended          year ended
                                              9/30/03            9/30/03           9/30/03             9/30/03
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                 $   88              $  685            $  5,007               $ 18
    Interest                                      1                  15                 100                  1
    Securities lending                            1                   1                 177                  1
    Foreign taxes withheld                       --                  (8)                 --                 --
-------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                   90                 693               5,284                 20
-------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                     33                 329               3,290                 17
    Administrator fees                            6                  64                 559                  3
    Transfer agent fees                          27                  57                 598                 27
    Printing fees                                 2                  17                 173                  1
    Custodian fees                                4                   9                  55                 12
    Professional fees                             1                  12                 110                 --
    Registration fees                             1                  11                 108                 --
    Trustee fees                                 --                   2                  15                 --
    Distribution fees(1)                         --                  --                  --                  4
    Shareholder service fees(1)                  --                  --                  --                 --
    Insurance and other fees                      1                   3                  24                 --
-------------------------------------------------------------------------------------------------------------------------
       Total expenses                            75                 504               4,932                 64
    Less:
         Investment advisory fees waived        (24)                 --                  --                (17)
         Reimbursements from adviser             --                  --                  --                (22)
         Directed brokerage                      --                  --                  --                 (1)
-------------------------------------------------------------------------------------------------------------------------
       Net expenses                              51                 504               4,932                 24
-------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)           39                 189                 352                 (4)
-------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                         (265)              2,570             (43,910)               129
    Net change in unrealized
       appreciation of
       investment securities                  1,138               6,105             126,137                420
-------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                           873               8,675              82,227                549
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                       $  912              $8,864            $ 82,579               $545
=========================================================================================================================




STATEMENTS OF OPERATIONS (000)


                                                                                Turner
                                               Turner           Turner       Concentrated
                                              Small Cap       Technology        Growth
                                             Equity Fund         Fund            Fund
---------------------------------------------------------------------------------------
                                             year ended       year ended      year ended
                                               9/30/03          9/30/03         9/30/03
---------------------------------------------------------------------------------------
Investment Income:
    Dividend                                   $   91            $    8        $   105
    Interest                                        6                --              8
    Securities lending                              1                17              1
    Foreign taxes withheld                         --                (1)            --
---------------------------------------------------------------------------------------
       Total Investment Income                     98                24            114
---------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                       87                94            379
    Administrator fees                             13                22             50
    Transfer agent fees                            36                83             75
    Printing fees                                   3                 5             12
    Custodian fees                                 22                10             18
    Professional fees                               3                 3              8
    Registration fees                               1                 4             10
    Trustee fees                                   --                 1              1
    Distribution fees(1)                           23                --             --
    Shareholder service fees(1)                    --                --             --
    Insurance and other fees                        1                 1              2
---------------------------------------------------------------------------------------
       Total expenses                             189               223            555
    Less:
         Investment advisory fees waived          (63)              (20)           (86)
         Reimbursements from adviser               --                --             --
         Directed brokerage                        (4)              (34)           (43)
---------------------------------------------------------------------------------------
       Net expenses                               122               169            426
---------------------------------------------------------------------------------------
          Net investment income (loss)            (24)             (145)          (312)
---------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                            922             5,352         11,689
    Net change in unrealized
       appreciation of
       investment securities                    1,619             2,787          2,298
---------------------------------------------------------------------------------------
    Net realized and unrealized gain
       on investments                           2,541             8,139         13,987
---------------------------------------------------------------------------------------
    Net increase in net assets resulting
       from operations                         $2,517            $7,994        $13,675
=======================================================================================

(1) Attributable to Class II Shares only.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


114 & 115  TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENTS



STATEMENTS OF OPERATIONS (000)

                                                                                             Turner                 Turner
                                               Turner                Turner              Healthcare &             Tax Managed
                                            New Enterprise     Financial Services         Biotechnology           U.S. Equity
                                                Fund                  Fund                    Fund                   Fund
----------------------------------------------------------------------------------------------------------------------------------
                                             year ended            year ended              year ended             year ended
                                               9/30/03               9/30/03                 9/30/03                9/30/03
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                  $    3                 $  168                  $   29                 $   46
    Interest                                       2                      4                       5                      1
    Securities lending                             7                      1                       1                      1
    Foreign taxes withheld                        --                     (1)                     --                     --
----------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                    12                    172                      35                     48
----------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                      54                    168                      84                     39
    Administrator fees                             9                     19                      17                      8
    Transfer agent fees                           41                     44                      43                     37
    Custodian fees                                10                     --                       7                     10
    Printing fees                                  2                      5                       4                      2
    Professional fees                              1                      6                       3                      1
    Registration fees                              1                      2                       2                      1
    Trustee fees                                  --                     --                      --                     --
    Shareholder service fees(1)                   --                     --                      29                     13
    Insurance and other fees                      --                      1                       1                      1
----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                            118                    245                     190                    112
    Less:
         Investment advisory fees waived         (38)                   (43)                    (18)                   (39)
         Reimbursements from adviser              --                     --                      --                     (7)
         Directed brokerage                      (11)                    (1)                     (1)                    --
----------------------------------------------------------------------------------------------------------------------------------
       Net expenses                               69                    201                     171                     66
----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)            (57)                   (29)                   (136)                   (18)
----------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                         2,039                  1,106                   1,068                     91
    Net realized loss from written option
       contracts                                  --                     --                      --                     --
    Net change in unrealized appreciation
       (depreciation) of investment
       securities                              1,041                  3,052                   1,770                  1,212
----------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                   3,080                  4,158                   2,838                  1,303
----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations              $3,023                 $4,129                  $2,702                 $1,285
==================================================================================================================================




STATEMENTS OF OPERATIONS (000)

                                                   Turner                Turner                Turner
                                             Strategic Value and       Core Fixed           Total Return            Turner
                                                 High Income             Income              Fixed Income         High Yield
                                                    Fund                  Fund                  Fund                 Fund
---------------------------------------------------------------------------------------------------------------------------------
                                              10/31/02(2) thru         year ended            year ended           year ended
                                                   9/30/03               9/30/03               9/30/03              9/30/03
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Dividend                                        $ 4*                  $   --                 $ --               $   10
    Interest                                         --                    2,139                   84                  785
    Securities lending                               --                       17                    1                    1
    Foreign taxes withheld                           --                       --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
       Total Investment Income                        4                    2,156                   85                  796
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                         --                      193                   19                   52
    Administrator fees                               --                       62                    6                   14
    Transfer agent fees                              24                       62                   23                   27
    Custodian fees                                   --                        9                    4                    6
    Printing fees                                    --                       17                    2                    3
    Professional fees                                --                       12                    1                    2
    Registration fees                                --                        9                    2                    2
    Trustee fees                                     --                        2                   --                   --
    Shareholder service fees(1)                      --                       --                   --                   --
    Insurance and other fees                         --                        8                    3                    2
---------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                24                      374                   60                  108
    Less:
         Investment advisory fees waived             --                      (38)                 (19)                 (37)
         Reimbursements from adviser                (24)                      --                  (24)                  --
         Directed brokerage                          --                       --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                  --                      336                   17                   71
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (loss)                 4                    1,820                   68                  725
---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                               (1)*                   (236)                (100)                 231
    Net realized loss from written option
       contracts                                     --                       --                  (34)                  --
    Net change in unrealized appreciation
       (depreciation) of investment
       securities                                    22*                    (114)                 (19)                 889
---------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                         21                     (350)                (153)               1,120
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                    $25                   $1,470                 $(85)              $1,845
=================================================================================================================================




STATEMENTS OF OPERATIONS (000)

                                                Turner Ultra            Turner
                                               Short Duration       Short Duration
                                                Fixed Income         Fixed Income
                                                    Fund                 Fund
-----------------------------------------------------------------------------------
                                                 year ended           year ended
                                                   9/30/03              9/30/03
-----------------------------------------------------------------------------------
Investment Income:
    Dividend                                       $    1               $    2
    Interest                                        6,627                5,946
    Securities lending                                  1                    1
    Foreign taxes withheld                             --                   --
-----------------------------------------------------------------------------------
       Total Investment Income                      6,629                5,949
-----------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                        1,393                  723
    Administrator fees                                805                  418
    Transfer agent fees                               646                  357
    Custodian fees                                     89                   45
    Printing fees                                     215                  112
    Professional fees                                 158                   81
    Registration fees                                  89                   48
    Trustee fees                                       26                   14
    Shareholder service fees(1)                        27                   16
    Insurance and other fees                           18                   10
-----------------------------------------------------------------------------------
       Total expenses                               3,466                1,824
    Less:
         Investment advisory fees waived           (1,155)                (623)
         Reimbursements from adviser                   --                   --
         Directed brokerage                            --                   --
-----------------------------------------------------------------------------------
       Net expenses                                 2,311                1,201
-----------------------------------------------------------------------------------
         Net investment income (loss)               4,318                4,748
-----------------------------------------------------------------------------------
    Net realized gain (loss) from
       securities sold                               (232)               1,172
    Net realized loss from written option
       contracts                                       --                   --
    Net change in unrealized appreciation
       (depreciation) of investment
       securities                                   2,667                 (128)
-----------------------------------------------------------------------------------
    Net realized and unrealized gain
       (loss) on investments                        2,435                1,044
-----------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                   $6,753               $5,792
===================================================================================

(1) Attributable to Class II Shares only.
(2) Commenced operations on October 31, 2002.
* Dividend income, net realized loss from securities sold and net unrealized appreciation of investment securities are attributable to the underlying investments in affiliated investment companies.
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


116 & 117   TURNER FUNDS 2003 ANNUAL REPORT




FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                     Turner                       Turner                      Turner
                                               Disciplined Large             Large Cap Growth                 Midcap
                                                 Cap Growth Fund            Opportunities Fund              Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
                                               year         year            year        year            year         year
                                               ended        ended           ended       ended           ended        ended
                                              9/30/03      9/30/02         9/30/03     9/30/02         9/30/03      9/30/02
--------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)            $     19      $      3         $  (23)     $   (57)       $ (5,270)   $  (5,767)
    Net realized gain (loss) on
       securities sold                         5,005       (19,562)           347       (2,674)         70,989     (182,105)
    Net change in unrealized
       appreciation (depreciation)
       of investments                         13,660         1,526            724        1,182         145,875       19,092
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                     18,684       (18,033)         1,048       (1,549)        211,594     (168,780)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                             (3)           --             --           --                 --        --
    Realized capital gains
       Class I Shares                             --            --             --           --                 --        --
--------------------------------------------------------------------------------------------------------------------------------
          Total distributions                     (3)           --             --           --                 --        --
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued               45,621        70,230          2,060        3,377(1)      383,552      904,489
    Proceeds from shares issued in lieu
       of cash distributions                       3            --             --           --              --           --
    Cost of shares redeemed                  (44,860)      (45,274)        (4,404)      (6,757)(1)    (382,529)    (770,265)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                  764        24,956         (2,344)      (3,380)          1,023      134,224
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                   --            --             --           --             281          148
    Cost of shares redeemed                       --            --             --           --             (33)         (14)
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                  --            --             --           --             248          134
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions           764        24,956         (2,344)      (3,380)          1,271      134,358
--------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                       19,445         6,923         (1,296)      (4,929)        212,865      (34,422)
--------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                         59,971        53,048          4,847        9,776         561,346      595,768
--------------------------------------------------------------------------------------------------------------------------------
    End of year                             $ 79,416      $ 59,971         $3,551      $ 4,847        $774,211    $ 561,346
================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                    11,156        15,959            264          399(2)       23,309       47,107
    Issued in lieu of cash distributions           1         --                --           --              --           --
    Redeemed                                 (11,102)      (10,085)          (619)        (804)(2)     (24,432)     (40,620)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares             55         5,874           (355)        (405)         (1,123)       6,487
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                        --            --             --           --              17            8
    Redeemed                                      --            --             --           --              (2)          (1)
--------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                       --            --             --           --              15            7
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                 55         5,874           (355)        (405)         (1,108)       6,494
================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                         Turner                          Turner
                                                       Small Cap                        Micro Cap
                                                       Growth Fund                     Growth Fund
-------------------------------------------------------------------------------------------------------------
                                                 year             year            year           year
                                                 ended            ended           ended          ended
                                                9/30/03          9/30/02         9/30/03        9/30/02
-------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)               $ (1,268)        $ (2,258)       $ (1,563)      $ (1,827)
    Net realized gain (loss) on
       securities sold                           21,681          (51,922)         17,304        (11,169)
    Net change in unrealized
       appreciation (depreciation)
       of investments                            45,503           27,180          37,172          8,142
-------------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                        65,916          (27,000)         52,913         (4,854)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                --               --              --             --
    Realized capital gains
       Class I Shares                                --               --              --             --
-------------------------------------------------------------------------------------------------------------
          Total distributions                        --               --              --             --
-------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                  99,160          115,569          99,782        101,795
    Proceeds from shares issued in lieu
       of cash distributions                         --               --              --             --
    Cost of shares redeemed                    (116,466)        (186,264)        (76,985)       (78,821)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                 (17,306)         (70,695)         22,797         22,974
-------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                      --               --              --             --
    Cost of shares redeemed                          --               --              --             --
-------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                     --               --              --             --
-------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions          (17,306)         (70,695)         22,797         22,974
-------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                          48,610          (97,695)         75,710         18,120
-------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                           144,181          241,876         178,130        160,010
-------------------------------------------------------------------------------------------------------------
    End of year                                $192,791         $144,181        $253,840       $178,130
=============================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                        6,123            6,604           2,849          2,683
    Issued in lieu of cash distributions             --               --              --             --
    Redeemed                                     (7,335)         (10,641)         (2,273)        (2,111)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares            (1,212)          (4,037)            576            572
-------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                           --               --              --             --
    Redeemed                                         --               --              --             --
-------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                          --               --              --             --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                (1,212)          (4,037)            576            572
=============================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                          Turner                          Turner
                                                         Large Cap                      Core Value
                                                        Value Fund                         Fund
--------------------------------------------------------------------------------------------------------
                                                  year            year            year            year
                                                  ended           ended           ended           ended
                                                 9/30/03        9/30/02          9/30/03        9/30/02
--------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $   39          $   56         $   189         $   272
    Net realized gain (loss) on
       securities sold                              (265)           (475)          2,570            (153)
    Net change in unrealized
       appreciation (depreciation)
       of investments                              1,138            (634)          6,105          (3,873)
--------------------------------------------------------------------------------------------------------
       Net increase (decrease)
          in net assets resulting
          from operations                            912          (1,053)          8,864          (3,754)
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                (39)            (55)           (189)           (280)
    Realized capital gains
       Class I Shares                                 --              --              --          (7,197)
--------------------------------------------------------------------------------------------------------
          Total distributions                        (39)            (55)           (189)         (7,477)
--------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                      642             870          15,143          19,609
    Proceeds from shares issued in lieu
       of cash distributions                          37              53             178           6,897
    Cost of shares redeemed                       (1,015)           (712)        (20,894)        (13,419)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                     (336)            211          (5,573)         13,087
--------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                       --              --              --              --
    Cost of shares redeemed                           --              --              --              --
--------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                      --              --              --              --
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions              (336)            211          (5,573)         13,087
--------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                              537            (897)          3,102           1,856
--------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year                              4,255           5,152          43,571          41,715
--------------------------------------------------------------------------------------------------------
    End of year                                   $4,792          $4,255         $46,673         $43,571
========================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                            71              88           1,199           1,391
    Issued in lieu of cash distributions               4               6              14             492
    Redeemed                                        (116)            (73)         (1,643)           (972)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                (41)             21            (430)            911
--------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                            --              --              --              --
    Redeemed                                          --              --              --              --
--------------------------------------------------------------------------------------------------------
Increase in Class II Shares                           --              --              --              --
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                    (41)             21            (430)            911
========================================================================================================



(1) Includes subscriptions of $200,636 of Class B; and redemptions of $28,961 of Class A, $188,500 of Class B and $3,259 of Class C of the Mercury Select Growth Fund (see Note 9).
(2) Includes subscriptions of 71,962 shares of Class B; and redemptions of 19,834 shares of Class A, 73,170 shares of Class B and 2,345 shares of Class C at each respective NAV of the Mercury Select Growth Fund (see Note 9).
Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.


118 & 119  TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                      Turner                       Turner                     Turner
                                                     Small Cap                Small Cap Value                Small Cap
                                                    Value Fund               Opportunities Fund             Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                year         year           year         3/4/02(1)       year       3/4/02(1)
                                                ended        ended          ended          thru          ended        thru
                                               9/30/03     9/30/02         9/30/03        9/30/02       9/30/03      9/30/02
---------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)              $    352      $  1,462        $   (4)      $     1        $   (24)     $   (1)
    Net realized gain (loss) on
       securities sold                         (43,910)      (19,253)          129           (71)           922        (159)
    Net change in unrealized appreciation
       (depreciation) of investments           126,137       (80,240)          420           (66)         1,619        (216)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                       82,579       (98,031)          545          (136)         2,517        (376)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                             (315)       (1,431)           --            --             --          --
       Class II Shares                              --            --            (1)           --             (6)         --
    Realized capital gains
       Class I Shares                               --            --            --            --             --          --
       Class II Shares                              --            --            --            --             --          --
    Return of capital
       Class I Shares                             (109)           --            --            --             --          --
---------------------------------------------------------------------------------------------------------------------------------
          Total distributions                     (424)       (1,431)           (1)           --             (6)         --
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                144,143       676,750            --            --             --          --
    Proceeds from fund merger (note 9)              --            --            --            --             --          --
    Proceeds from shares issued in lieu
       of cash distributions                       389         1,241            --            --             --          --
    Cost of shares redeemed                   (296,317)     (292,117)           --            --             --          --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions          (151,785)      385,874            --            --             --          --
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                     --            --         5,909         1,791          8,457       7,943
    Proceeds from shares issued in
       lieu of cash distributions                   --            --             1            --              6          --
    Cost of shares redeemed                         --            --        (1,627)         (742)        (5,677)       (307)
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                    --            --         4,283         1,049          2,786       7,636
---------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions        (151,785)      385,874         4,283         1,049          2,786       7,636
---------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                        (69,630)      286,412         4,827           913          5,297       7,260
---------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                   464,576       178,164           913            --          7,260          --
---------------------------------------------------------------------------------------------------------------------------------
    End of year/period                        $394,946      $464,576        $5,740       $   913        $12,557      $7,260
=================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                       8,838        35,765            --            --             --          --
    Issued in connection with
       fund merger (note 9)                         --            --            --            --             --          --
    Issued in lieu of cash distributions            26            64            --            --             --          --
    Redeemed                                   (18,889)      (15,941)           --            --             --          --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares          (10,025)       19,888            --            --             --          --
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                          --            --           500           169            825         811
    Issued in lieu of cash distributions            --            --            --            --              1          --
    Redeemed                                        --            --          (147)          (71)          (583)        (31)
---------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                         --            --           353            98            243         780
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares              (10,025)       19,888           353            98            243         780
=================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                         Turner                      Turner                     Turner
                                                       Technology                 Concentrated                    New
                                                          Fund                     Growth Fund              Enterprise Fund
--------------------------------------------------------------------------------------------------------------------------------
                                                   year         year            year         year         year          year
                                                   ended        ended           ended        ended        ended         ended
                                                  9/30/03     9/30/02          9/30/03     9/30/02       9/30/03      9/30/02
--------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $  (145)     $   (213)       $  (312)     $   (18)    $   (57)        $  (60)
    Net realized gain (loss) on
       securities sold                              5,352       (14,159)        11,689      (26,527)      2,039         (2,041)
    Net change in unrealized appreciation
       (depreciation) of investments                2,787         7,594          2,298       12,049       1,041            617
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                           7,994        (6,778)        13,675      (14,496)      3,023         (1,484)
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                  --            --             --           --          --             --
       Class II Shares                                 --            --             --           --          --             --
    Realized capital gains
       Class I Shares                                  --            --             --           --          --             --
       Class II Shares                                 --            --             --           --          --             --
    Return of capital
       Class I Shares                                  --            --             --           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
          Total distributions                          --            --             --           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                    10,933        16,193         17,521       34,709      13,046          3,773
    Proceeds from fund merger (note 9)                 --            --             --           --          --             --
    Proceeds from shares issued in lieu
       of cash distributions                           --            --             --           --          --             --
    Cost of shares redeemed                       (10,893)      (22,900)       (13,374)     (47,834)     (5,799)        (5,235)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions                   40        (6,707)         4,147      (13,125)      7,247         (1,462)
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                        --           --              --           --          --             --
    Proceeds from shares issued in
       lieu of cash distributions                      --           --              --           --          --             --
    Cost of shares redeemed                            --           --              --           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                       --           --              --           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions                 40        (6,707)         4,147      (13,125)      7,247         (1,462)
--------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                             8,034       (13,485)        17,822      (27,621)     10,270         (2,946)
--------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                       11,662        25,147         29,182       56,803       3,198          6,144
--------------------------------------------------------------------------------------------------------------------------------
    End of year/period                            $19,696      $ 11,662        $47,004      $29,182     $13,468         $3,198
================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                          2,520         2,572          3,316        5,314       3,150            838
    Issued in connection with
       fund merger (note 9)                            --            --             --           --          --             --
    Issued in lieu of cash distributions               --            --             --           --          --             --
    Redeemed                                       (2,659)       (3,876)        (2,791)      (7,930)     (1,455)        (1,299)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                (139)       (1,304)           525       (2,616)      1,695           (461)
--------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                             --            --             --           --          --             --
    Issued in lieu of cash distributions               --            --             --           --          --             --
    Redeemed                                           --            --             --           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase in Class II Shares                            --            --             --           --          --             --
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                    (139)       (1,304)           525       (2,616)      1,695           (461)
================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                             Turner
                                                            Financial
                                                          Services Fund
--------------------------------------------------------------------------------------
                                                year          11/1/01       5/1/01
                                                ended          thru          thru
                                               9/30/03      9/30/02(2)    10/31/01(2)
--------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)               $   (29)       $   (56)     $  (119)
    Net realized gain (loss) on
       securities sold                           1,106            253          (57)
    Net change in unrealized appreciation
       (depreciation) of investments             3,052         (1,857)      (3,048)
--------------------------------------------------------------------------------------
       Net increase (decrease) in
          net assets resulting
          from operations                        4,129         (1,660)      (3,224)
--------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                               --             --           --
       Class II Shares                              --             --           --
    Realized capital gains
       Class I Shares                             (136)        (5,061)          --
       Class II Shares                              --             --           --
    Return of capital
       Class I Shares                               --             --           --
--------------------------------------------------------------------------------------
          Total distributions                     (136)        (5,061)          --
--------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                  3,947          1,422          787
    Proceeds from fund merger (note 9)             129            451           --
    Proceeds from shares issued in lieu
       of cash distributions                        --          4,396           --
    Cost of shares redeemed                     (2,909)        (2,953)      (5,350)
--------------------------------------------------------------------------------------
Increase (decrease) in net assets
    from Class I Shares transactions             1,167          3,316       (4,563)
--------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                     --             --           --
    Proceeds from shares issued in
       lieu of cash distributions                   --             --           --
    Cost of shares redeemed                         --             --           --
--------------------------------------------------------------------------------------
Increase in net assets from
    Class II Shares transactions                    --             --           --
--------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions           1,167          3,316       (4,563)
--------------------------------------------------------------------------------------
       Total increase (decrease)
          in net assets                          5,160         (3,405)      (7,787)
--------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                    12,149         15,554       23,341
--------------------------------------------------------------------------------------
    End of year/period                         $17,309        $12,149      $15,554
======================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                         305            116           40
    Issued in connection with
       fund merger (note 9)                         --             37           --
    Issued in lieu of cash distributions            12            358           --
    Redeemed                                      (246)          (242)        (288)
--------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares               71            269         (248)
--------------------------------------------------------------------------------------
Class II Shares
    Issued                                          --             --           --
    Issued in lieu of cash distributions            --             --           --
    Redeemed                                        --             --           --
--------------------------------------------------------------------------------------
Increase in Class II Shares                         --             --           --
--------------------------------------------------------------------------------------
Net increase (decrease) in shares                   71            269         (248)
======================================================================================

(1) Commencement of operations.
(2) Reflects operating history of a predecessor mutual fund (see Note 9). Amounts designated as "--" are either $0 or have been rounded to $0
The accompanying notes are an integral part of the financial statements.



120 & 121   TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENT


STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                            Turner                     Turner                    Turner
                                                         Healthcare &                Tax Managed           Strategic Value and
                                                        Biotechnology               U.S. Equity                High Income
                                                             Fund                       Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                     year          year           year          year           10/31/02(1)
                                                     ended         ended          ended         ended             thru
                                                    9/30/03       9/30/02        9/30/03       9/30/02           9/30/03
------------------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                   $  (136)       $   (96)       $  (18)      $   (21)            $   4*
    Net realized gain (loss) on
       securities sold and written option
       contracts                                     1,068         (1,146)           91        (2,293)               (1)*
    Net change in unrealized appreciation
       (depreciation) of investments                 1,770           (112)        1,212           819                22*
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                  2,702         (1,354)        1,285        (1,495)               25
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                                   --             --            --            --                (4)
       Class II Shares                                  --             --            --            --                --
    Realized capital gains
       Class I Shares                                   --             --            --            --                --
       Class II Shares                                  --            (11)           --            --                --
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                           --            (11)           --            --                (4)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                         --             --            --            --               912
    Proceeds from shares issued in
       lieu of cash distributions                       --             --            --            --                 4
    Cost of shares redeemed                             --             --            --            --              (494)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                         --             --            --            --               422
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                      6,326         13,506         1,071         3,168                --
    Proceeds from shares issued in
       lieu of cash distributions                       --             11            --            --                --
    Cost of shares redeemed                         (3,463)        (4,056)       (1,575)       (3,875)               --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                     2,863          9,461          (504)         (707)               --
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions               2,863          9,461          (504)         (707)             422
------------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
              in net assets                          5,565          8,096           781        (2,202)             443
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                         9,288          1,192         4,747         6,949               --
------------------------------------------------------------------------------------------------------------------------------------
    End of year/period                             $14,853        $ 9,288        $5,528       $ 4,747             $443
====================================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                              --             --            --            --               75
    Issued in lieu of cash distributions                --             --            --            --               --
    Redeemed                                            --             --            --            --              (40)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                   --             --            --            --               35
------------------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                             592          1,219           157           383               --
    Issued in lieu of cash distributions                --              1            --            --               --
    Redeemed                                          (331)          (382)         (223)         (479)              --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                 261            838           (66)          (96)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                      261            838           (66)          (96)              35
====================================================================================================================================




                                                                                   Turner
                                                       Turner Core              Total Return              Turner
                                                      Fixed Income              Fixed Income            High Yield
                                                          Fund                      Fund                   Fund
----------------------------------------------------------------------------------------------------------------------------
                                                   year         year          year        year        year      year
                                                   ended        ended         ended       ended       ended     ended
                                                  9/30/03     9/30/02        9/30/03    9/30/02      9/30/03  9/30/02
----------------------------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $  1,820     $  1,861     $    68      $   312    $   725     $  1,548
    Net realized gain (loss) on
       securities sold and written option
       contracts                                      (236)         188        (134)         325        231       (5,339)
    Net change in unrealized appreciation
       (depreciation) of investments                  (114)       1,193         (19)        (205)       889        2,823
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                  1,470        3,242         (85)         432      1,845         (968)
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                               (1,934)      (1,895)        (80)        (316)      (709)      (1,563)
       Class II Shares                                  --           --          --           --         --           --
    Realized capital gains
       Class I Shares                                 (108)          --        (231)        (296)        --           --
       Class II Shares                                  --           --          --           --         --           --
----------------------------------------------------------------------------------------------------------------------------
          Total distributions                       (2,042)      (1,895)       (311)        (612)      (709)      (1,563)
----------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                     28,705       46,590          92        5,035      4,524          716
    Proceeds from shares issued in
       lieu of cash distributions                    1,908        1,787         303          605         99          435
    Cost of shares redeemed                        (29,574)     (40,874)     (8,124)      (2,878)    (5,783)      (3,165)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                      1,039        7,503      (7,729)       2,762     (1,160)      (2,014)
----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                         --           --          --           --         --           --
    Proceeds from shares issued in
       lieu of cash distributions                       --           --          --           --         --           --
    Cost of shares redeemed                             --           --          --           --         --           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                        --        --             --        --            --        --
----------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions              1,039        7,503      (7,729)       2,762     (1,160)      (2,014)
----------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease)
              in net assets                           467        8,850      (8,125)       2,582        (24)      (4,545)
----------------------------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                       42,924       34,074       8,393        5,811      9,432       13,977
----------------------------------------------------------------------------------------------------------------------------
    End of year/period                            $43,391      $42,924      $  268       $8,393     $9,408      $ 9,432
============================================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                          2,758        4,589           8          500        960          135
    Issued in lieu of cash distributions              183          175          31           61         21           86
    Redeemed                                       (2,836)      (4,037)       (831)        (290)    (1,226)        (650)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                 105          727        (792)         271       (245)        (429)
----------------------------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                             --           --          --           --         --           --
    Issued in lieu of cash distributions               --           --          --           --         --           --
    Redeemed                                           --           --          --           --         --           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                 --           --          --           --         --           --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                     105          727        (792)         271       (245)        (429)
============================================================================================================================




                                                     Turner Ultra                 Turner
                                                    Short Duration            Short Duration
                                                     Fixed Income              Fixed Income
                                                         Fund                      Fund
--------------------------------------------------------------------------------------------------------
                                                   year         year         year          year
                                                   ended        ended        ended         ended
                                                  9/30/03      9/30/02      9/30/03      9/30/02
--------------------------------------------------------------------------------------------------------
Investment activities:
    Net investment income (loss)                  $   4,318  $    5,191    $   4,748    $    4,502
    Net realized gain (loss) on
       securities sold and written option
       contracts                                       (232)        755        1,172         1,466
    Net change in unrealized appreciation
       (depreciation) of investments                  2,667         581         (128)        1,047
--------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          resulting from operations                   6,753       6,527        5,792         7,015
--------------------------------------------------------------------------------------------------------
Distributions to shareholders:
    Net investment income
       Class I Shares                               (10,253)     (5,810)      (6,947)       (4,648)
       Class II Shares                                 (172)       (126)        (139)         (297)
    Realized capital gains
       Class I Shares                                  (630)         --       (1,892)           --
       Class II Shares                                  (12)         --          (60)           --
--------------------------------------------------------------------------------------------------------
          Total distributions                       (11,067)     (5,936)      (9,038)       (4,945)
--------------------------------------------------------------------------------------------------------
Capital share transactions:
Class I Shares
    Proceeds from shares issued                     432,951     555,771      148,936       281,024
    Proceeds from shares issued in
       lieu of cash distributions                    10,488       5,632        8,702         4,567
    Cost of shares redeemed                        (446,668)   (185,486)    (165,718)      (91,996)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class I Shares transactions                      (3,229)    375,917       (8,080)      193,595
--------------------------------------------------------------------------------------------------------
Class II Shares
    Proceeds from shares issued                      19,631      85,748        5,134         3,665
    Proceeds from shares issued in
       lieu of cash distributions                       149          84          194           277
    Cost of shares redeemed                         (22,615)    (83,068)     (11,350)       (3,776)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
    Class II Shares transactions                     (2,835)      2,764       (6,022)          166
--------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
       from capital share transactions              (6,064)    378,681      (14,102)      193,761
--------------------------------------------------------------------------------------------------------
       Total increase (decrease)
              in net assets                        (10,378)    379,272      (17,348)      195,831
--------------------------------------------------------------------------------------------------------
Net assets:
    Beginning of year/period                       478,909      99,637      272,366        76,535
--------------------------------------------------------------------------------------------------------
    End of year/period                            $468,531   $ 478,909     $255,018      $272,366
========================================================================================================
Shares issued and redeemed:
Class I Shares
    Issued                                          42,479      54,413       14,645        27,690
    Issued in lieu of cash distributions             1,031         551          857           450
    Redeemed                                       (43,959)    (18,165)     (16,343)       (9,097)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in Class I Shares                 (449)     36,799         (841)       19,043
--------------------------------------------------------------------------------------------------------
Class II Shares
    Issued                                           1,914       8,365          508           362
    Issued in lieu of cash distributions                15           8           19            28
    Redeemed                                        (2,210)     (8,103)      (1,124)         (374)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in Class II Shares                (281)        270         (597)           16
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                     (730)     37,069       (1,438)       19,059
========================================================================================================

* Dividend income, net realized loss from securities sold and net unrealized appreciation of investments are attributable to the underlying investments in affiliated investment companies.
(1) Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.


122 & 123  TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENTS



FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Realized and
               Net asset                           unrealized             Dividends          Distributions
                value,             Net                gains               from net               from              Net asset
               beginning       investment          (losses) on           investment             capital           value, end
               of period      income (loss)        investments             income                gains             of period
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2003            $ 3.50              --                1.12                   --*                   --                 $ 4.62
2002            $ 4.70              --               (1.20)                  --                    --                 $ 3.50
2001            $ 9.81              --               (5.11)                  --                    --                 $ 4.70
2000 (1)        $10.00              --               (0.19)                  --                    --                 $ 9.81
--------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
--------------------------------------------------------------
2003            $ 6.59              (0.06)            2.82                   --                    --                 $ 9.35
2002            $ 9.01              (0.08)           (2.34)                  --                    --                 $ 6.59
2001            $26.20              (0.10)(3)       (11.63)                  --                 (5.46)                $ 9.01
2000            $18.90              (0.16)            8.94                   --                 (1.48)                $26.20
1999            $13.22              (0.08)            5.76                   --                    --                 $18.90
--------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
--------------------------------------------
2003            $13.78              (0.14) (3)        5.90                   --                    --                 $19.54
2002            $17.40              (0.14)           (3.48)                  --                    --                 $13.78
2001            $46.52              (0.16)          (25.89)                  --                 (3.07)                $17.40
2000            $25.53              (0.10)           23.79                   --                 (2.70)                $46.52
1999            $13.87              (0.06)           11.72                   --                   --                  $25.53
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2003            $13.72              (0.23) (3)        5.87                   --                    --                 $19.36
2002            $17.41              (0.22) (3)       (3.47)                  --                    --                 $13.72
2001 (5)        $17.30                 --             0.11                   --                    --                 $17.41
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2003            $12.62              (0.12)            6.38                   --                    --                 $18.88
2002            $15.65              (0.20)           (2.83)                  --                    --                 $12.62
2001            $44.79              (0.04)          (18.63)                  --                (10.47)                $15.65
2000            $34.20              (0.12)           17.89                   --                 (7.18)                $44.79
1999            $21.49              (0.26)           12.97                   --                   --                  $34.20
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2003            $32.04              (0.25)            9.59                   --                    --                 $41.38
2002            $32.08              (0.33)            0.29(6)                --                    --                 $32.04
2001            $45.92              (0.12)           (9.02)                  --                 (4.70)                $32.08
2000            $21.09              (0.18)           26.52                   --                 (1.51)                $45.92
1999 (7)        $ 9.88              (0.05)           11.26                   --                    --                 $21.09





                                                                                                  Ratio of net
                                    Net               Ratio of           Ratio of total            investment
                                assets end          net expenses            expenses              income (loss)           Portfolio
             Total               of period           to average            to average              to average             turnover
            return                 (000)             net assets++          net assets             net assets++             rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Disciplined Large Cap Growth Fund -- Class I Shares
----------------------------------------------------------
2003        32.01%             $    79,416              0.75%                 0.97%                  0.03%                 201.35%
2002       (25.53)%            $    59,971              0.65%                 0.90%                   -- %                 272.99%
2001       (52.09)%            $    53,048              0.74%                 1.03%                 (0.14)%                376.49%
2000 (1)    (1.90)%+           $     4,656              0.75%                 3.35%                 (0.14)%                128.14%
--------------------------------------------------------------
Turner Large Cap Growth Opportunities Fund-- Class I Shares(2)
--------------------------------------------------------------
2003        41.88%             $     3,551              1.25%                 1.53%                 (0.77)%                282.15%
2002       (26.86)%            $     4,847              1.26%(4)              5.98%(4)              (0.71)%                391.98%
2001       (53.71)%            $     9,776              1.25%(4)              3.49%(4)              (0.69)%                400.04%
2000        47.49%             $    41,555              0.84%(4)              1.37%(4)              (0.71)%                131.19%
1999        42.97%             $     8,459              1.00%                 2.41%                 (0.47)%                370.71%
--------------------------------------------
Turner Midcap Growth Fund -- Class I Shares
--------------------------------------------
2003        41.80%             $   773,788              1.15%                 1.18%                 (0.87)%                208.80%
2002       (20.80)%            $   561,244              1.05%                 1.16%                 (0.81)%                259.62%
2001       (59.00)%            $   595,761              1.04%                 1.12%                 (0.77)%                335.57%
2000        97.35%             $ 1,203,756              1.03%                 1.07%                 (0.68)%                306.97%
1999        84.07%             $   148,830              1.03%                 1.08%                 (0.53)%                290.79%
--------------------------------------------
Turner Midcap Growth Fund -- Class II Shares
--------------------------------------------
2003         41.11%            $       423              1.65%                 1.68%                 (1.36)%                208.80%
2002        (21.19)%           $       102              1.55%                 1.66%                 (1.25)%                259.62%
2001 (5)      0.64%+           $         7              1.54%                 1.95%                 (1.04)%                335.57%
----------------------------------------------
Turner Small Cap Growth Fund -- Class I Shares
----------------------------------------------
2003        49.60%             $   192,791              1.25%                 1.41%                 (0.79)%                187.95%
2002       (19.36)%            $   144,181              1.25%                 1.40%                 (0.99)%                188.34%
2001       (49.81)%            $   241,876              1.25%                 1.40%                 (0.96)%                176.11%
2000        56.07%             $   528,928              1.25%                 1.27%                 (0.93)%                203.01%
1999        59.14%             $   254,077              1.25%                 1.31%                 (0.98)%                223.61%
----------------------------------------------
Turner Micro Cap Growth Fund -- Class I Shares
----------------------------------------------
2003        29.15%             $   253,840              1.40%                 1.44%                 (0.81)%                147.77%
2002        (0.12)%            $   178,130              1.31%                 1.42%                 (0.88)%                 88.89%
2001       (20.23)%            $   160,010              1.25%                 1.40%                 (0.50)%                121.96%
2000       129.02%             $   187,107              1.25%                 1.35%                 (0.79)%                179.08%
1999 (7)   113.46%             $    12,963              0.90%                 2.86%                 (0.47)%                239.32%

*   Amount represents less than $0.01 per share.
+   Returns are for the period indicated and have not been annualized.
++  Inclusive of directed brokerage arrangements, waivers and reimbursements.
+++ Excludes effect of in-kind transfers and mergers.
(1) Commenced operations on June 14, 2000. All ratios for the period have been annualized.
(2) The information set forth in this table for the periods prior to August 17, 2002, is the financial data of the Mercury Select Growth Fund, Class I Shares.
    From the period June 19, 2000, to August 17, 2002, the Mercury Select Growth
    Fund operated as a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the "master" portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the master level. This stucture is sometimes called a "master/feeder" structure.
    Prior to June 19, 2000, the Fund operated as a stand-alone investment company called the Turner Large Cap Growth Equity Fund.
(3) Based on average shares outstanding.
(4) Expense ratios include the Mercury Select Growth Fund's, Class I Shares portion of the master's allocated expenses.
(5) Commenced operations on September 24, 2001. All ratios for the period have been annualized.
(6) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(7) On January 25, 1999 shareholders of the Alpha Select Turner Micro Cap Growth Fund (the "Fund")
    approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Turner Micro Cap Growth Fund.


Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


124 & 125 TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Realized and
                  Net asset            Net           unrealized            Dividends          Distributions
                   value,          investment           gains              from net               from            Net asset
                  beginning          income          (losses) on          investment             capital         value, end
                  of period          (loss)          investments            income                gains           of period
------------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2003               $ 7.86             0.08              1.70                   (0.08)               --                $ 9.56
2002               $ 9.89             0.10             (2.03)                  (0.10)               --                $ 7.86
2001 (1)           $12.44             0.11             (1.93)                  (0.11)               (0.62)            $ 9.89
2000               $11.43             0.08              2.06                   (0.09)               (1.04)            $12.44
1999               $ 9.21             0.13              2.27                   (0.13)               (0.05)            $11.43
-----------------------------------------
Turner Core Value Fund -- Class I Shares
-----------------------------------------
2003 (2)           $11.71             0.05              2.47                   (0.05)               --                $14.18
2002               $14.85             0.08             (0.61)                  (0.08)               (2.53)            $11.71
2001 (3)           $14.23             0.05              0.59                   (0.02)               --                $14.85
2000               $15.92             0.05              1.79                   (0.07)               (3.46)            $14.23
1999               $15.85             0.21              0.74                   (0.21)               (0.67)            $15.92
---------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2003               $15.20             0.01              4.04                   (0.02)(4)            --                $19.23
2002               $16.69             0.06             (1.50)                  (0.05)               --                $15.20
2001(5)            $16.36             0.10              1.67                   (0.05)               (1.39)            $16.69
2000               $13.71            (0.02)             3.91                     --                 (1.24)            $16.36
1999               $11.49            (0.01)             2.48                     --                 (0.25)            $13.71
------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
------------------------------------------------------------
2003               $ 9.27            (0.01)             3.47                   (0.01)               --                $12.72
2002 (6)           $10.00              --              (0.73)                    --                 --                $ 9.27
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2003               $ 9.30            (0.02)             3.00                   (0.01)               --                $12.27
2002 (6)           $10.00              --              (0.70)                    --                 --                $ 9.30
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2003               $ 3.03            (0.04)             2.32                   --                   --                $ 5.31
2002               $ 4.88            (0.06)            (1.79)                  --                   --                $ 3.03
2001               $32.69            (0.15)           (23.42)                  --                  (4.24)             $ 4.88
2000               $14.06            (0.16)            20.33                   --                  (1.54)             $32.69
1999 (7)           $10.00            (0.02)             4.08                   --                  --                 $14.06
-------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2003               $ 4.03            (0.04)             2.06                   --                   --                $ 6.05
2002               $ 5.76               --             (1.73)                  --                   --                $ 4.03
2001               $24.74            (0.09)           (14.96)                  --                  (3.93)             $ 5.76
2000               $13.99            (0.11)            13.06                   --                  (2.20)             $24.74
1999 (7)           $10.00            (0.02)             4.01                   --                   --                $13.99



                                                                                                    Ratio of net
                                     Net                Ratio of              Ratio of total         investment
                                 assets end           net expenses               expenses           income (loss)         Portfolio
             Total                of period            to average               to average           to average           turnover
            return                  (000)              net assets++             net assets          net assets++           rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Value Fund -- Class I Shares
---------------------------------------------
2003        22.72%                $  4,792               1.15%                    1.70%                 0.89%               58.63%
2002       (19.66)%               $  4,255               0.95%                    1.54%                 1.06%               70.30%
2001 (1)   (15.47)%               $  5,152               0.95%                    3.56%                 1.00%              121.20%
2000        19.84%                $  5,163               0.95%                    3.98%                 0.75%              153.58%
1999        26.17%                $  2,725               0.95%                    4.13%                 1.20%               92.26%
-----------------------------------------
Turner Core Value Fund -- Class I Shares
-----------------------------------------
2003 (2)    21.61%                $ 46,673               1.13%                    1.13%                 0.43%               66.61%
2002        (6.37)%               $ 43,571               1.10%                    1.13%                 0.56%              103.36%
2001 (3)     4.50%                $ 41,715               1.10%                    1.16%                 0.30%              128.18%
2000        13.67%                $ 45,657               1.10%                    1.11%                 0.34%               90.15%
1999         6.13%                $ 59,602               0.95%                    0.95%                 1.21%               98.85%
---------------------------------------------
Turner Small Cap Value Fund -- Class I Shares
---------------------------------------------
2003        26.66%                $394,946               1.27%                    1.27%                 0.08%               52.21%
2002        (8.69)%               $464,576               1.26%                    1.26%                 0.31%               37.60%
2001(5)     12.15%                $178,164               1.28%                    1.28%                 0.37%              120.40%
2000        29.59%                $ 36,254               1.40%                    1.47%                (0.11)%              85.80%
1999        21.82%                $ 16,494               1.40%                    1.72%                (0.10)%              79.93%
------------------------------------------------------------
Turner Small Cap Value Opportunities Fund -- Class II Shares
------------------------------------------------------------
2003        37.29%                $  5,740               1.40%                    3.64%                (0.26)%             245.12%
2002 (6)    (7.30)%+              $    913               1.45%                    6.18%                 0.08%              141.81%
-----------------------------------------------
Turner Small Cap Equity Fund -- Class II Shares
-----------------------------------------------
2003        32.04%                $ 12,557               1.32%                    2.05%                (0.26)%             287.39%
2002 (6)    (7.00)%+              $  7,260               1.35%                    3.02%                (0.07)%              86.94%
----------------------------------------
Turner Technology Fund -- Class I Shares
----------------------------------------
2003        75.25%                $ 19,696               1.13%                    1.49%                (0.97)%             523.75%
2002       (37.91)%               $ 11,662               0.88%                    1.43%                (0.84)%             734.40%
2001      (81.12)%                $ 25,147               1.21%                    1.58%                (1.10)%             727.24%
2000      149.35%                 $169,353               1.35%                    1.67%                (1.10)%           1,340.92%
1999 (7)    40.60%+               $  8,296               1.35%                    3.89%                (0.87)%             317.32%
-------------------------------------------------
Turner Concentrated Growth Fund -- Class I Shares
-------------------------------------------------
2003        50.12%                $ 47,004               1.23%                    1.60%                (0.90)%             762.18%
2002       (30.03)%               $ 29,182               0.30%                    1.17%                (0.03)%           1,182.61%
2001       (70.40)%               $ 56,803               1.05%                    1.32%                (0.76)%           1,117.77%
2000        98.58%                $246,621               1.26%                    1.62%                (0.90)%           1,590.94%
1999 (7)    39.90%+               $ 16,112               1.35%                    2.55%                (0.87)%             369.11%

+   Returns are for the period indicated and have not been annualized.
++  Inclusive of directed brokerage arrangements, waivers and reimbursements.
+++ Excludes effect of in-kind transfers and mergers.
(1) On April 30, 2001, shareholders of the Clover Max Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Large Cap Value Fund effective May 1, 2001.
(2) Effective April 15, 2003, the Board of Trustees of Turner Funds approved a resolution to change the name of the Turner Midcap Value Fund to the Turner Core Value Fund and to change its principal investment strategy to a "core" approach.
(3) On April 30, 2001, shareholders of the Clover Equity Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Midcap Value Fund effective May 1, 2001.
(4) Includes return of capital of $0.004.
(5) On April 30, 2001, shareholders of the Clover Small Cap Value Fund approved a change in the adviser from Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser, the Fund changed its name to the Turner Small Cap Value Fund effective May 1, 2001.
(6) Commenced operations on March 4, 2002. All ratios for the period have been annualized.
(7) Commenced operations on June 30, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

126 & 127  TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                  Realized and
            Net asset              Net             unrealized           Dividends        Distributions
             value,            investment             gains             from net             from            Net asset
            beginning            income            (losses) on         investment           capital         value, end
            of period            (loss)            investments           income              gains           of period
------------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2003         $ 2.27               (0.02)              2.09                  --                 --                $ 4.34
2002         $ 3.29               (0.04)             (0.98)                 --                 --                $ 2.27
2001 (1)     $12.52               (0.03)             (9.20)                 --                 --                $ 3.29
2000 (2)     $10.00               (0.01)              2.53                  --                 --                $12.52
---------------------------------------------------
Turner Financial Services Fund-- Class I Shares (3)
---------------------------------------------------
2003         $10.11               (0.02)              3.62                  --                 (0.11)            $13.60
2002         $16.67               (0.02)             (1.12)                 --                 (5.42)            $10.11
2001 (4)     $19.76               (0.13)             (2.96)                 --                 --                $16.67
2001         $17.19               (0.14)              3.30                  --                 (0.59)            $19.76
2000         $18.01               (0.17)             (0.65)                 --                 --                $17.19
1999         $19.61               (0.10)             (0.31)                 --                 (1.19)            $18.01

---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2003         $ 9.83               (0.11)              2.59                  --                 --                $12.31
2002         $11.15               (0.10)             (1.20)                 --                 (0.02)            $ 9.83
2001 (5)     $10.00               (0.03)              1.18                  --                 --                $11.15

-----------------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II Shares
-----------------------------------------------------
2003         $ 6.29               (0.03)              1.78                  --                 --                $ 8.04
2002         $ 8.18               (0.03)             (1.86)                 --                 --                $ 6.29
2001 (5)     $10.00               --                 (1.82)                 --                 --                $ 8.18

----------------------------------------------------------------
Turner Strategic Value and High Income Fund-- Class I Shares (6)
----------------------------------------------------------------
2003 (7)     $10.00                0.25               2.58                  (0.25)             --                $12.58

-----------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2003         $10.55                0.45              (0.10)                 (0.47)             (0.03)            $10.40
2002         $10.20                0.52               0.35                  (0.52)             --                $10.55
2001 (8)     $ 9.62                0.54               0.58                  (0.54)             --                $10.20
2000         $ 9.50                0.54               0.12                  (0.54)             --                $ 9.62
1999         $10.41                0.53              (0.71)                 (0.53)             (0.20)            $ 9.50

-------------------------------------------------------
Turner Total Return Fixed Income Fund -- Class I Shares
-------------------------------------------------------
2003 (9)     $10.19                0.18(11)          (0.79)                 (0.53)             (0.34)            $ 8.71
2002         $10.53                0.50               0.18                  (0.50)             (0.52)            $10.19
2001         $ 9.98                0.61               0.55                  (0.61)             --                $10.53
2000         $ 9.91                0.59               0.07                  (0.59)             --                $ 9.98
1999 (10)    $10.00                0.14              (0.09)                 (0.14)             --                $ 9.91



                                                                                               Ratio of net
                                                   Ratio of             Ratio of total          investment
                             Net assets          net expenses              expenses            income (loss)         Portfolio
           Total               end of             to average              to average            to average           turnover
          return            period (000)         net assets++             net assets           net assets++           rate+++
------------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Class I Shares
--------------------------------------------
2003       91.19%            $  13,468               1.16%                   1.99%               (0.95)%             451.37%
2002      (31.00)%           $   3,198               0.98%                   2.04%               (0.92)%             754.09%
2001 (1)  (73.72)%           $   6,144               1.28%                   3.13%               (1.04)%             758.98%
2000 (2)   25.20%+           $  13,750               1.35%                   2.87%               (0.83)%              83.02%
---------------------------------------------------
Turner Financial Services Fund-- Class I Shares (3)
---------------------------------------------------
2003        35.95%           $  17,309               1.50%                   1.82%               (0.22)%             139.02%
2002       (12.48)%          $  12,149               1.40%                   2.16%               (0.40)%             170.97%
2001 (4)   (15.64)%+         $  15,554               2.29%                   2.33%               (1.19)%              51.65%
2001        18.20%           $  23,341               2.11%                   2.11%               (0.59)%             109.74%
2000        (4.55)%          $  25,892               2.14%                   2.14%               (0.91)%             180.47%
1999        (0.15)%          $  30,797               2.06%                   2.06%               (0.62)%             205.86%

---------------------------------------------------------
Turner Healthcare & Biotechnology Fund -- Class II Shares
---------------------------------------------------------
2003        25.23%           $  14,853               1.47%                   1.63%               (1.16)%             274.37%
2002       (11.66)%          $   9,288               1.87%                   2.33%               (1.44)%             202.30%
2001 (5)    11.50%+          $   1,192               1.50%                  13.70%               (0.79)%              95.24%

-----------------------------------------------------
Turner Tax Managed U.S. Equity Fund-- Class II Shares
-----------------------------------------------------
2003       27.82%            $   5,528               1.25%                   2.14%               (0.34)%             187.08%
2002      (23.11)%           $   4,747               1.25%                   1.91%               (0.33)%             313.38%
2001 (5)  (18.20)%+          $   6,949               1.25%                   5.35%               (0.20)%              91.38%

----------------------------------------------------------------
Turner Strategic Value and High Income Fund-- Class I Shares (6)
----------------------------------------------------------------
2003 (7)   28.57%+           $     443               0.25%                  21.93%                3.27%              396.69%

-----------------------------------------------
Turner Core Fixed Income Fund -- Class I Shares
-----------------------------------------------
2003        3.37%            $  43,391               0.78%                   0.87%                4.25%               45.87%
2002        8.85%            $  42,924               0.75%                   0.87%                5.03%               49.30%
2001 (8)   11.99%            $  34,074               0.75%                   1.01%                5.50%               34.05%
2000        7.21%            $  31,486               0.75%                   1.02%                5.72%               42.40%
1999       (1.78)%           $  32,729               0.75%                   0.97%                5.40%               28.47%

-------------------------------------------------------
Turner Total Return Fixed Income Fund -- Class I Shares
-------------------------------------------------------
2003 (9)     (6.39)%         $     268               0.45%                   1.57%                1.78%              956.00%
2002          6.95%          $   8,393               0.45%                   1.28%                4.84%              291.12%
2001         11.87%          $   5,811               0.45%                   1.58%                5.95%              203.83%
2000          6.97%          $  13,975               0.45%                   1.46%                6.07%              140.02%
1999 (10)     0.48%+         $  10,009               0.45%                   1.99%                5.67%               39.70%

 +   Returns are for the period indicated and have not been annualized.
 ++  Inclusive of directed brokerage arrangements, waivers and reimbursements.
 +++ Excludes effect of in-kind transfers and mergers.
 (1) On May 18, 2001, the Board of Trustees of Turner Funds approved resolutions to change the name of the B2B E-Commerce Fund to the Turner New Enterprise Fund and to change a non-fundamental investment policy of the Fund to be consistent with the Turner New Enterprise Fund's investment objectives.
 (2) Commenced operations on June 30, 2000. All ratios for the period have been annualized.
 (3) On November 12, 2001, the Titan Financial Services Fund (the "Titan Fund") exchanged all of its assets and liabilities for shares of the Turner Financial Services Fund. The Titan Fund is the accounting survivor in this transaction, and as a result, the accounting history and operating results for the periods prior to November 12, 2001 and have been carried forward in these financial highlights.
 (4) For the six month period ended October 31, 2001. All ratios for the period have been annualized.
     The Titan Fund changed its fiscal year end from April 30 to October 31.
 (5) Commenced operations on February 28, 2001.  All ratios for the period have been annualized.
 (6) The Turner Strategic Value and High Income Fund and its shareholders indirectly bear a pro rata share of the expenses of the underlying Turner Funds. The expense ratios do not include such expenses. Recognition of net investment income is affected by the timing of the declaration of dividends by the Turner Funds in which the Turner Strategic Value and High Income Fund invest.
 (7) Commenced operations on October 31, 2002. All ratios for the period have been annualized.
 (8) On April 30, 2001, shareholders of the Clover Fixed Income Fund approved a change in the adviser from
     Clover Capital Management, Inc. to Turner Investment Partners, Inc., with Clover Capital becoming the Fund's sub-adviser. In connection with the change in adviser the Fund changed its name to the Turner Core Fixed
     Income Fund effective May 1, 2001.
 (9) Effective October 31, 2002 the Turner Total Return Fixed Income Fund changed its principal investment strategy to a "core" approach.
(10) Commenced operations on June 30, 1999. All ratios for the period have been annualized.
(11) Based on average shares outstanding.


Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

128 & 129  TURNER FUNDS 2003 ANNUAL REPORT

FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                  Realized and
            Net asset                              unrealized           Dividends        Distributions
             value,                Net                gains             from net             from            Net asset
            beginning          investment          (losses) on         investment           capital         value, end
            of period            income            investments           income              gains           of period
------------------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------
2003         $ 4.45                0.37               0.56                  (0.36)             --             $ 5.02
2002 (1)     $ 5.49                0.64              (1.04)                 (0.64)             --             $ 4.45
2001         $ 8.10                0.78              (2.61)                 (0.78)             --             $ 5.49
2000         $ 8.82                0.79              (0.72)                 (0.79)             --             $ 8.10
1999 (2)     $ 8.91                0.83              (0.09)                 (0.83)             --             $ 8.82
---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2003         $10.23                0.08(3)            0.06                  (0.19)             (0.01)         $10.17
2002         $10.22                0.25               0.05                  (0.29)             --             $10.23
2001         $10.05                0.54               0.15                  (0.52)             --             $10.22
2000         $10.05                0.61               0.01                  (0.62)             --             $10.05
1999 (4)     $10.09                0.54              (0.02)                 (0.56)             --             $10.05
----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2003         $10.27                0.05(3)            0.07                  (0.17)             (0.01)         $10.21
2002         $10.26                0.25               0.02                  (0.26)             --             $10.27
2001         $10.09                0.50               0.17                  (0.50)             --             $10.26
2000         $10.10                0.57               0.02                  (0.60)             --             $10.09
1999 (4)     $10.11                0.47               0.02                  (0.50)             --             $10.10
---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2003         $10.24                0.17(3)            0.05                  (0.25)             (0.07)         $10.14
2002         $10.16                0.35               0.12                  (0.39)             --             $10.24
2001         $ 9.82                0.57               0.32                  (0.55)             --             $10.16
2000         $ 9.84                0.58              (0.01)                 (0.59)             --             $ 9.82
1999 (5)     $10.25                0.55              (0.27)                 (0.55)             (0.14)         $ 9.84
----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2003         $10.21                0.14(3)            0.04                  (0.22)             (0.07)         $10.10
2002         $10.12                0.32               0.13                  (0.36)             --             $10.21
2001         $ 9.78                0.54               0.33                  (0.53)             --             $10.12
2000         $ 9.80                0.58              (0.02)                 (0.58)             --             $ 9.78
1999 (6)     $ 9.95                0.68              (0.13)                 (0.70)             --             $ 9.80



                                                                                                  Ratio of net
                                                      Ratio of             Ratio of total          investment
                                Net assets          net expenses              expenses               income             Portfolio
              Total               end of             to average              to average            to average           turnover
             return            period (000)         net assets++             net assets           net assets++            rate
------------------------------------------------------------------------------------------------------------------------------------
Turner High Yield Fund -- Class I Shares
----------------------------------------
2003         21.61%             $   9,408               0.76%                     1.16%                 7.71%              241.14%
2002 (1)     (8.05)%            $   9,432               0.68%                     1.47%                12.78%              171.13%
2001        (23.66)%            $  13,977               0.68%                     1.38%                11.18%               85.80%
2000          0.56%             $  32,560               0.68%                     1.04%                 8.94%               76.00%
1999 (2)      8.65%             $  41,922               0.68%                     1.14%                 9.11%               96.98%
---------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------------
2003          1.40%             $ 462,567               0.41%                     0.62%                 0.78%              222.09%
2002          2.95%             $ 470,021               0.36%                     0.60%                 2.27%               71.47%
2001          7.09%             $  93,531               0.36%                     0.87%                 5.09%              118.53%
2000          6.34%             $  30,365               0.36%                     1.25%                 6.15%              140.55%
1999 (4)      5.34%             $   3,207               0.00%                     6.53%                 5.50%              154.33%
----------------------------------------------------------------
Turner Ultra Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------------
2003          1.15%             $   5,964               0.66%                     0.87%                 0.51%              222.09%
2002          2.69%             $   8,888               0.61%                     0.85%                 2.11%               71.47%
2001          6.82%             $   6,106               0.61%                     1.10%                 5.19%              118.53%
2000          6.00%             $   8,934               0.61%                     1.48%                 5.72%              140.55%
1999 (4)      5.00%             $   3,155               0.23%                     6.76%                 5.13%              154.33%
---------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class I Shares
---------------------------------------------------------
2003          2.15%             $ 252,772               0.41%                     0.62%                 1.65%              200.20%
2002          4.69%             $ 264,010               0.36%                     0.60%                 3.27%              177.71%
2001          9.35%             $  68,405               0.36%                     0.72%                 5.65%              103.92%
2000          6.00%             $  42,092               0.36%                     0.74%                 5.94%              136.01%
1999 (5)      2.89%             $  38,687               0.24%                     1.31%                 6.21%              257.98%
----------------------------------------------------------
Turner Short Duration Fixed Income Fund -- Class II Shares
----------------------------------------------------------
2003          1.79%             $   2,246               0.66%                     0.87%                 1.41%              200.20%
2002          4.53%             $   8,356               0.61%                     0.85%                 3.21%              177.71%
2001          9.10%             $   8,130               0.61%                     0.96%                 5.40%              103.92%
2000          5.92%             $   6,479               0.61%                     0.95%                 5.90%              136.01%
1999 (6)      5.64%+            $      87               0.48%                     0.95%                 5.71%              257.98%


+  Returns are for the period indicated and have not been annualized.
++  Inclusive of waivers and reimbursements.
(1) The information set forth in this table for the periods prior to May 1, 2002, is the financial data of the Penn Capital Strategic High Yield Bond Fund (see Note 9). Effective May 1, 2002, Turner Investment
    Partners, Inc. became the Fund's adviser. (2) On January 25, 1999, shareholders of the Alpha Select Penn
    Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the Penn Capital Strategic High Yield Bond Fund.
(3) Based on average shares outstanding.
(4) On May 24, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-One Year Portfolio
    (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Turner Short Duration Government Funds-One Year Portfolio.
(5) On January 25, 1999 shareholders of the Alpha Select Turner Short Duration Government Funds-Three Year
    Portfolio (the "Fund") approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIPTurner Short Duration Government Funds-Three Year Portfolio.
(6) Commenced operations on April 28, 1999. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


130 & 131  TURNER FUNDS 2003 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS


NOTES TO FINANCIAL STATEMENTS
September 30, 2003


1.  ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 22 active portfolios. The financial statements included herein are those of the Turner Disciplined Large Cap Growth Fund (the "Disciplined Large Cap Growth Fund"), the Turner Large Cap Growth Opportunities Fund (the "Large Cap Growth Opportunities Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), the Turner Micro Cap Growth Fund (the "Micro Cap Growth Fund"), the Turner Large Cap Value Fund (the "Large Cap Value Fund"), the Turner Core Value Fund (the "Core Value Fund"), the Turner Small Cap Value Fund (the "Small Cap Value Fund"), the Turner Small Cap Value Opportunities Fund (the "Small Cap Value Opportunities Fund"), the Turner Small Cap Equity Fund, (the "Small Cap Equity Fund"), the Turner Technology Fund (the "Technology Fund"), the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Financial Services Fund (the "Financial Services Fund"), the Turner Healthcare & Biotechnology Fund (the "Healthcare & Biotechnology Fund"), the Turner Tax Managed U.S. Equity Fund (the "Tax Managed U.S. Equity Fund"), the Turner Strategic Value and High Income Fund (the "Strategic Value and High Income Fund"), the Turner Core Fixed Income Fund (the "Core Fixed Income Fund"), the Turner Total Return Fixed Income Fund (the "Total Return Fixed Income Fund"), the Turner High Yield Fund (the "High Yield Fund"), the Turner Ultra Short Duration Fixed Income Fund (the "Ultra Short Duration Fixed Income Fund"), and the Turner Short Duration Fixed Income Fund (the "Short Duration Fixed Income Fund"), each a "Fund" and collectively the "Funds".

On September 12, 2003, the Board of Trustees (the "Board") of the Turner Funds unanimously voted to close and liquidate the Total Return Fixed Income Fund effective November 30, 2003.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Disciplined Large Cap Growth Fund, the Large Cap Growth Opportunities Fund, the Concentrated Growth Fund, the Financial Services Fund, the Healthcare & Biotechnology Fund and the Tax Managed U.S. Equity Fund.

The Funds are registered to offer different classes of shares: Class I Shares, Class II Shares, or both. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

As of September 30, 2003, the Turner International Opportunities Fund and the Turner International Discovery Fund are also registered as diversified portfolios of the Trust, but have not yet commenced operations.

The Micro Cap Growth Fund and the Total Return Fixed Income Fund were closed to new investors as of March 7, 2000, and October 31, 2003, respectively. Effective January 31, 2003 and June 23, 2003, the Small Cap Value Fund and the Small Cap Growth Fund re-opened to new investors, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

   USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   SECURITY VALUATION--Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations. Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board. The assets of the Strategic Value and High Income Fund consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

   SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

132  TURNER FUNDS 2003 ANNUAL REPORT

   Securities purchased on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

   Certain Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates and securities prices. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexcerised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. There were no option contracts open as of September 30, 2003.

   Written option transactions entered into during the year ended September 30, 2003 for the Total Return Fixed Income Fund were as follows:

                              # OF CONTRACTS   PREMIUM (000)
                              --------------   -------------
   Balance at the beginning of year    --       $      --
   Written                             43          32,922
   Closing buys                       (43)        (32,922)
                                   ---------    ----------
   Balance at the end of year          --       $      --
                                   =========    ==========

   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

   EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets. In addition to the Funds' direct expenses, shareholders of the Strategic Value and High Income Fund also bear a proportionate share of the underlying funds' expenses.

   CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

   DIVIDENDS AND DISTRIBUTIONS--The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Small Cap Growth, Micro Cap Growth, Small Cap Value Opportunities, Small Cap Equity, Technology, Concentrated Growth, New Enterprise, Financial Services, Healthcare & Biotechnology and Tax Managed U.S. Equity Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Large Cap Value, Core Value, Small Cap Value and Strategic Value and High Income Funds declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Fixed Income, Total Return Fixed Income, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

   RECLASSIFICATIONS--Certain reclassifications have been made in the prior year financial statements to conform to the current year.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Turner Investment Partners, Inc. ("Turner") and SEI Investments Global Funds Services ("SEI") and/or SEI Investments Distribution Co. Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

The Trust has entered into an agreement with the SEI Investments Distribution Co., an affiliate of SEI, to act as an agent in placing repurchase agreements for the Funds. For its services, SEI Investments Distribution Co. received $73,388 for the year ended September 30, 2003. Effective October 24, 2003, this Agreement was discontinued.

Certain Funds effect trades through Turner Investment Distributors, Inc., the distributor for the Funds, for security purchases and sales transactions. Commissions paid on those trades from the Trust for the year ended September 30, 2003 were $5,625,287.

4. ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion, 0.12% assets over $2 billion. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Funds. For the year ended September 30, 2003, SEI was paid $1,909,006 by Turner.


                                            TURNER FUNDS 2003 ANNUAL REPORT  133

NOTES TO FINANCIAL STATEMENTS


Turner Investment Distributors, Inc., (the "Distributor") a broker dealer subsidiary of Turner, provides distribution services to the Funds under a Distribution Agreement. The Distributor also provides shareholder servicing services to the Funds under a Shareholder Servicing Plan and Agreement effective October 1, 2001.

The Disciplined Large Cap Growth, Large Cap Growth Opportunities, Midcap Growth, Large Cap Value, Small Cap Value, Small Cap Value Opportunities, Small Cap Equity, Concentrated Growth, Healthcare & Biotechnology, Tax Managed U.S. Equity, High Yield, Ultra Short Duration Fixed Income and Short Duration Fixed Income Funds have adopted a Distribution and Shareholder Service Plan for their Class II Shares (the "Class II Plan"). Under the Class II Plan, a Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Distributor is entitled to receive aggregate fees not exceeding 0.75% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of distribution services. Currently, the Distributor receives aggregate fees of 0.25% of each Fund's Class II Shares' average daily net assets. In addition, under the Class II Plan, the Distributor is entitled to receive aggregate fees not exceeding 0.25% of each Fund's Class II Shares' average daily net assets in return for providing a broad range of shareholder services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds reimburse Turner for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds.

Some Funds directed certain portfolio trades to brokers who paid a portion of their expenses (Directed Brokerage). Under this arrangement, the following Funds had expenses reduced by the amounts shown below. The effect on the Funds' expense ratios, as a percentage of the average net assets of the Fund on an annualized basis, for the year ended September 30, 2003, was as follows:

FUND                                       RATIO    AMOUNT
----                                     -------- ------------
Large Cap Growth Opportunities Fund        0.17% $  5,345
Midcap Growth Fund                         0.04%  228,655
Small Cap Growth Fund                      0.07%  107,057
Micro Cap Growth Fund                      0.03%   57,861
Small Cap Value Opportunities Fund         0.03%      580
Small Cap Equity Fund                      0.05%    4,190
Technology Fund                            0.23%   34,133
Concentrated Growth Fund                   0.12%   42,671
New Enterprise Fund                        0.18%   10,995
Financial Services Fund                    0.00%      635
Healthcare & Biotechnology Fund            0.01%    1,258
Tax Managed U.S. Equity Fund               0.01%      332

Effective January 2003, this arrangement was discontinued.

5.  INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee, that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Advisory Agreement dated February 28, 2002, Turner Investment Management, LLC, an affiliate of Turner serves as the investment adviser for the Small Cap Value Opportunities and Small Cap Equity Funds. Clover Capital Management, Inc. serves as investment sub-adviser to the Large Cap Value, Core Value, Small Cap Value and Core Fixed Income Funds.

For its services, Turner and Turner Investment Management, LLC receive annual fees, which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management, LLC have agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis. These waivers and reimbursements may be terminated at any time. Accordingly, the advisory fee and expense caps for certain funds are as follows:
                                                   TOTAL
                                     ADVISORY      EXPENSE
                                       FEES          CAP
                                       -----       ------
Disciplined Large Cap Growth Fund      0.60%        0.75%
Large Cap Growth Opportunities Fund    0.75         1.25
Midcap Growth Fund                     0.75         1.25(1)
Small Cap Growth Fund                  1.00         1.25
Micro Cap Growth Fund                  1.00         1.40
Large Cap Value Fund                   0.74         1.25(2)
Core Value Fund                        0.74         1.25(3)
Small Cap Value Fund                   0.85         1.40
Small Cap Value Opportunities Fund     0.95         1.45
Small Cap Equity Fund (4)              0.85          N/A
Tax Managed U.S. Equity Fund           0.75         1.25
Strategic Value and High Income Fund   0.10         0.25(5)
Core Fixed Income Fund                 0.45         0.80(6)
Total Return Fixed Income Fund         0.50         0.45
High Yield Fund                        0.55         0.80(7)
Ultra Short Duration Fixed Income Fund 0.25         0.41(1)(8)
Short Duration Fixed Income Fund       0.25         0.41(1)(8)

(1) REPRESENTS MAXIMUM EXPENSE RATIO FOR CLASS I SHARES WHERE FUNDS OFFER BOTH CLASS I SHARES AND CLASS II SHARES.
(2) EFFECTIVE FEBRUARY 1, 2003, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.95% TO 1.25%.
(3) EFFECTIVE FEBRUARY 1, 2003, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 1.10% TO 1.25%.
(4) TURNER MANAGEMENT, LLC HAS CONTRACTUALLY AGREED TO REDUCE THE ADVISORY FEE BY 0.10% FROM 0.95% TO 0.85% AND TO KEEP "OTHER" EXPENSES FROM EXCEEDING 0.25% THROUGH JANUARY 31, 2004.
(5) EFFECTIVE FEBRUARY 1, 2003, THE BOARD AGREED TO DECREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.50% TO 0.25%.
(6) EFFECTIVE FEBRUARY 1, 2003, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.75% TO 0.80%.
(7) EFFECTIVE FEBRUARY 1, 2003, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.68% TO 0.80%.
(8) EFFECTIVE FEBRUARY 1, 2003, THE BOARD AGREED TO INCREASE THE CONTRACTUAL TOTAL EXPENSE CAP FROM 0.36% TO 0.41%.

134  TURNER FUNDS 2003 ANNUAL REPORT

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee is accrued daily and paid monthly, based on average net assets during the performance period. The performance period consists of the current month plus the previous 11 months.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the 12-month period. The annual performance adjustment is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                          BASE      ANNUAL                  OTHER
                        ADVISORY  ADJUSTMENT   BENCHMARK   EXPENSES
                           FEE       RATE     THRESHOLD(1)    CAP
                         ------   ----------  ------------ --------
Technology Fund           1.10%    +/-0.40%     +/-2.00%     0.50%
Concentrated Growth Fund  1.10     +/-0.40      +/-2.50      0.25
New Enterprise Fund       1.10     +/-0.40      +/-2.50      0.25
Financial Services Fund   1.00     +/-0.25      +/-3.00      0.40
Healthcare &
   Biotechnology  Fund    1.00     +/-0.25      +/-3.00      0.75

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUND'S PERFORMANCE BENCHMARK.

During the year ended September 30, 2003, the Fund's advisory fees were adjusted in accordance with the policy described above:

                             BASE                NET ADVISER
                            ADVISER  PERFORMANCE FEE BEFORE
                              FEE    ADJUSTMENT    WAIVERS
                            ------    ----------    -------
Technology Fund           $187,632    $(93,813)    $93,819**
Concentrated Growth Fund   442,592     (64,238)    378,354*
New Enterprise Fund         54,681        (768)     53,913**
Financial Services Fund    136,778      31,167     167,945*
Healthcare &
    Biotechnology Fund      94,073      (9,975)     84,098**

 * INCLUDES AN ADDITIONAL $34,622 AND $20,145 WORTH OF FEES, DUE TO A CHANGE IN THE PERFORMANCE FEE CALCULATION FOR THE CONCENTRATED GROWTH AND FINANCIAL SERVICES FUNDS, RESPECTIVELY. THESE AMOUNTS HAVE BEEN WAIVED BY TURNER.

** REFLECTS A REDUCTION IN FEES OF $24,293, $14,022 AND $47,693 DUE TO A CHANGE
   IN THE PERFORMANCE FEE CALCULATION FOR THE TECHNOLOGY, NEW ENTERPRISE AND HEALTHCARE & BIOTECHNOLOGY FUNDS, RESPECTIVELY.

6. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2003, were as follows
(000):


                                   PURCHASES        SALES
FUND                                 (000)          (000)
----                               ---------        -----
Disciplined Large Cap
   Growth Fund                   $136,283       $135,310
Large Cap Growth
   Opportunities Fund               8,905         11,126
Midcap Growth Fund              1,257,931      1,277,033
Small Cap Growth Fund             298,194        313,397
Micro Cap Growth Fund             281,843        257,731
Large Cap Value Fund                2,542          2,806
Core Value Fund                    28,841         31,268
Small Cap Value Fund              199,843        342,448
Small Cap Value
   Opportunities Fund               8,322          4,499
Small Cap Equity Fund              26,029         24,672
Technology Fund                    77,797         77,285
Concentrated Growth Fund          264,849        261,216
New Enterprise Fund                33,123         26,345
Financial Services Fund            19,557         18,362
Healthcare & Biotechnology Fund    32,909         30,453
Tax Managed U.S. Equity Fund        9,678         10,270
Strategic Value and
   High Income Fund                   918            496
High Yield Fund                    20,669         21,889

                          PURCHASES (000)      SALES (000)
FUND                  GOV'T        OTHER    GOV'T   OTHER
----                  -----        -----    -----   -----
Core Fixed
   Income Fund        $ 14,061   $ 7,245  $ 12,820  $ 5,514
Total Return Fixed
   Income Fund          13,199       383    16,643     508
Ultra Short Duration
   Fixed Income Fund   357,099       734   334,125  16,227
Short Duration Fixed
   Income Fund         349,060    22,543   319,721  27,484

                                            TURNER FUNDS 2003 ANNUAL REPORT  135

NOTES TO FINANCIAL STATEMENTS

7. FEDERAL TAX POLICIES AND INFORMATION:
Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences have been reclassified to/from the following accounts (000):

                                                     UNDISTRIBUTED            ACCUMULATED
FUND                                             NET INVESTMENT INCOME     NET REALIZED GAIN             PAID-IN-CAPITAL
----                                             ---------------------     -----------------             ---------------
Large Cap Growth Opportunities Fund                    $   25                  $ --                         $  (25)
Midcap Growth Fund                                      5,270                    --                         (5,270)
Small Cap Growth Fund                                   1,277                    --                         (1,277)
Micro Cap Growth Fund                                   1,562                    --                         (1,562)
Small Cap Value Fund                                      109                    --                           (109)
Small Cap Value Opportunities Fund                          4                       (4)                      --
Small Cap Equity Fund                                      30                      (30)                      --
Technology Fund                                           145                    --                           (145)
Concentrated Growth Fund                                  312                    --                           (312)
New Enterprise Fund                                        57                    --                            (57)
Financial Services Fund                                    26                      (26)                      --
Healthcare & Biotechnology Fund                           136                    --                           (136)
Tax Managed U.S. Equity Fund                               18                    --                            (18)
Core Fixed Income Fund                                    113                     (113)                      --
Total Return Fixed Income Fund                              2                       (2)                      --
Ultra Short Duration Fixed Income Fund                  5,945                   (5,945)                      --
Short Duration Fixed Income Fund                        2,418                   (2,418)                      --

136  TURNER FUNDS 2003 ANNUAL REPORT

The tax character of dividends and distributions paid during the periods ended September 30, 2003 and September 30, 2002 (unless otherwise noted) were as follows (000):

                                                 ORDINARY              LONG-TERM            RETURN OF
                                                  INCOME             CAPITAL GAIN            CAPITAL            TOTAL
                                                ----------          --------------         -----------         -------
Disciplined Large Cap Growth Fund
          2003                                   $   3                $  --                 $--              $    3
          2002                                    --                     --                  --                --
Large Cap Value Fund
          2003                                      39                   --                  --                  39
          2002                                      55                   --                  --                  55
Core Value Fund
          2003                                     189                   --                  --                 189
          2002                                   1,674                  5,803                --               7,477
Small Cap Value Fund
          2003                                     315                   --                   109               424
          2002                                   1,431                   --                  --               1,431
Small Cap Value Opportunities Fund
          2003                                       1                   --                  --                   1
          2002                                    --                     --                  --                --
Small Cap Equity Fund
          2003                                       6                   --                  --                   6
          2002                                    --                     --                  --                --
Financial Services Fund
          2003                                    --                      136                --                 136
          2002(1)                                   17                  5,044                --               5,061
          2001(2)                                 --                     --                  --                --
Healthcare & Biotechnology Fund
          2003                                    --                     --                  --                --
          2002                                      11                   --                  --                  11
Strategic Value and High Income Fund
          2003(3)                                    4                   --                  --                   4
Core Fixed Income Fund
          2003                                   1,934                    108                --               2,042
          2002                                   1,895                   --                  --               1,895
Total Return Fixed Income Fund
          2003                                     153                    158                --                 311
          2002                                     603                      9                --                 612
High Yield Fund
          2003                                     709                   --                  --                 709
          2002                                   1,563                   --                  --               1,563
Ultra Short Duration Fixed Income Fund
          2003                                  10,584                    483                --              11,067
          2002                                   5,936                   --                  --               5,936
Short Duration Fixed Income Fund
          2003                                   8,475                    563                --               9,038
          2002                                   4,945                   --                  --               4,945

(1) FROM THE PERIOD NOVEMBER 1, 2001 THROUGH SEPTEMBER 30, 2002.
(2) FROM THE PERIOD MAY 1, 2001 THROUGH OCTOBER 31, 2001. THE TITAN FINANCIAL SERVICES FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO OCTOBER 31.
(3) COMMENCED OPERATIONS ON OCTOBER 31, 2002.


                                            TURNER FUNDS 2003 ANNUAL REPORT  137

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):


                                                                                                                   TOTAL
                                                                                                               DISTRIBUTABLE
                                    UNDISTRIBUTED UNDISTRIBUTED   CAPITAL      POST-                   OTHER     EARNINGS
                                      ORDINARY      LONG-TERM      LOSS       OCTOBER  UNREALIZED    TEMPORARY (ACCUMULATED
                                       INCOME     CAPITAL GAIN CARRYFORWARD   LOSSES  APPRECIATION  DIFFERENCES   LOSSES)
                                    ------------- ------------ ------------   ------- ------------  ----------- ------------
Disciplined Large Cap Growth Fund     $   19      $  --        $ (33,893)   $  --      $  7,565   $   --       $ (26,309)
Large Cap Growth Opportunities Fund     --           --          (13,569)      --           330       --         (13,239)
Midcap Growth Fund                      --           --         (690,557)      --       120,632       --        (569,925)
Small Cap Growth Fund                   --           --         (183,242)      --        33,025       --        (150,217)
Micro Cap Growth Fund                   --          2,024          --          --        52,630          (1)      54,653
Large Cap Value Fund                       7         --             (673)       (236)        63          (7)        (846)
Core Value Fund                           16        1,166          --          --         5,979         (16)       7,145
Small Cap Value Fund                    --           --          (53,641)    (12,658)    24,105       --         (42,194)
Small Cap Value Opportunities Fund        65         --            --          --           343       --             408
Small Cap Equity Fund                    582          166          --          --         1,388       --           2,136
Technology Fund                         --           --         (133,052)      --         1,636       --        (131,416)
Concentrated Growth Fund                --           --         (160,332)      --           787       --        (159,545)
New Enterprise Fund                     --           --           (9,219)      --           714       --          (8,505)
Financial Services Fund                1,039           93          --          --         1,560       --           2,692
Healthcare & Biotechnology Fund         --           --              (94)      --         1,724       --           1,630
Tax Managed U.S. Equity Fund            --           --           (2,689)      --           845       --          (1,844)
Strategic Value and High Income Fund       7         --            --          --            16          (2)          21
Core Fixed Income Fund                   147         --               (6)       (360)     2,418        (148)       2,051
Total Return Fixed Income Fund            12         --               (7)       (129)        11          (3)        (116)
High Yield Fund                           42         --          (15,805)      --           565         (42)     (15,240)
Ultra Short Duration Fixed Income Fund   541         --            --         (5,825)     3,130        (726)      (2,880)
Short Duration Fixed Income Fund         497         --            --         (1,176)     1,741        (518)         544



Post-October losses represent losses realized on investment transactions from November 1, 2002 through September 30, 2003 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.


At September 30, 2003, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

                                                                      EXPIRING SEPTEMBER 30,
                                     ---------------------------------------------------------------------------------------
                                           2007          2008         2009           2010          2011          TOTAL
                                     ------------------------------------------------------------------   ------------------
Disciplined Large Cap Growth Fund        $ --         $ --        $    468       $ 18,287     $  15,138     $  33,893
Large Cap Growth Opportunities Fund        --           --           2,029          8,526         3,014        13,569
Midcap Growth Fund                         --           --          44,477        516,580       129,500       690,557
Small Cap Growth Fund                      --           --          26,939        130,308        25,995       183,242
Large Cap Value Fund                       --           --              65            320           288            73
Small Cap Value Fund                       --           --            --            2,255        51,386        53,641
Technology Fund                            --           --          16,482        108,584         7,986       133,052
Concentrated Growth Fund                   --           --          14,953        132,529        12,850       160,332
New Enterprise Fund                        --           --           1,651          7,183           385         9,219
Healthcare & Biotechnology Fund            --           --            --             --              94            94
Tax Managed U.S. Equity Fund               --           --            --              870         1,819         2,689
Core Fixed Income Fund                     --           --            --             --               6             6
Total Return Fixed Income Fund             --           --            --             --               7             7
High Yield Fund                           1,140        2,916         2,590          4,590         4,569         15,805

138  TURNER FUNDS 2003 ANNUAL REPORT

During the year ended September 30, 2003, the Microcap Growth Fund utilized capital loss carryforwards of $5,961,448 to offset capital gains.

At September 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                                      NET
                                                 FEDERAL      UNREALIZED        UNREALIZED        UNREALIZED
FUND                                            TAX COST     APPRECIATION      DEPRECIATION      APPRECIATION
---                                             --------     ------------      ------------      ------------
Disciplined Large Cap Growth Fund              $ 72,523        $ 9,864           $ (2,299)         $ 7,565
Large Cap Growth Opportunities Fund               3,305            431               (101)             330
Midcap Growth Fund                              719,874        132,408            (11,776)         120,632
Small Cap Growth Fund                            174,582        36,977             (3,952)          33,025
Micro Cap Growth Fund                           221,457         57,968             (5,338)          52,630
Large Cap Value Fund                              4,756            440               (377)              63
Core Value Fund                                  41,562          7,712             (1,733)           5,979
Small Cap Value Fund                            391,842         58,045            (33,940)          24,105
Small Cap Value Opportunities Fund                5,507            455               (112)             343
Small Cap Equity Fund                            10,702          1,645               (257)           1,388
Technology Fund                                  19,439          2,481               (845)           1,636
Concentrated Growth Fund                         49,489          2,703             (1,916)             787
New Enterprise Fund                              13,133          1,261               (547)             714
Financial Services Fund                          15,868          1,904               (344)           1,560
Healthcare & Biotechnology Fund                  12,815          1,961               (237)           1,724
Tax Managed U.S. Equity Fund                      4,856            903                (58)             845
Strategic Value and High Income Fund                429             19                 (3)              16
Core Fixed Income Fund                           40,356          2,504                (86)           2,418
Total Return Fixed Income Fund                      280             11              --                  11
High Yield Fund                                   8,991            580                (15)             565
Ultra Short Duration Fixed Income Fund           463,705         4,143             (1,013)           3,130
Short Duration Fixed Income Fund                253,388          2,888             (1,147)           1,741


8. CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9. FUND MERGERS/REORGANIZATIONS:

On November 12, 2001, all the assets and liabilities of the Professionally Managed Portfolios - Titan Financial Services Fund (the "Titan Fund") were transferred into the Turner Financial Services Fund. Under the Plan of Reorganization, 1,277,621 shares of the Turner Financial Services Fund were issued for net assets of $15,606,228 (including unrealized appreciation of $1,419,384) of the Titan Financial Services Fund in a tax-free exchange. The value of the Turner Financial Services Fund was $450,959 which included undistributed net investment income of $3,155, accumulated gains of $25,016 and unrealized losses of $2,281. Under the Plan of Reorganization, the Titan Fund is the accounting survivor, and the financial reporting subsequent to November 12, 2001 reflects the performance and accounting history of the Titan Fund.

On August 17, 2002, the Mercury Select Growth Fund reorganized into the Turner Large Cap Growth Opportunities Fund. This reorganization was accomplished in two steps. The Mercury Select Growth Fund historically invested all of its assets in the corresponding portfolio of Mercury Master Trust in a "master/feeder" structure. The Mercury Select Growth Fund received a distribution of all of the assets and liabilities of the Mercury Master Trust in return for the Mercury Select Growth Fund's interests in the master portfolio in a "redemption-in-kind" transaction. Immediately after

                                             TURNER FUNDS 2003 ANNUAL REPORT 139

NOTES TO FINANCIAL STATEMENTS


this redemption, the Mercury Select Growth Fund Class I, A, B and C transferred all of its assets and liabilities to the Turner Large Cap Growth Opportunities Fund Class I. Under the Agreement and Plan of Reorganization, 710,025 shares of the Turner Large Cap Growth Opportunities Fund were issued for net assets of $5,852,119 (including unrealized appreciation of $13,903) of the Mercury Select Growth Fund in a tax-free exchange. The value of the Turner Large Cap Growth Opportunities Fund was $5,852,119, which included unrealized gains of $13,903. The financial reporting prior to August 17, 2002 reflects the performance and accounting history of the Mercury Select Growth Fund.

In a tax-free reorganization, the Penn Capital Strategic High Yield Bond Fund (part of the Turner Funds) transferred all of its assets and liabilities into the Turner High Yield Fund on May 1, 2002.

10. LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Goldman Sachs & Co. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms approved by the board of trustees. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds are receiving an annual fee for their participation in the Lending Agreement.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

Cash collateral received in connection with securities lending is invested in Boston Global Investment Trust -- Quality Portfolio.


140  TURNER FUNDS 2003 ANNUAL REPORT

REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TURNER FUNDS:

We have audited the accompanying statements of net assets of Turner Disciplined Large Cap Growth Fund, Turner Midcap Growth Fund, Turner Small Cap Growth Fund, Turner Micro Cap Growth Fund, Turner Large Cap Value Fund, Turner Core Value Fund, Turner Small Cap Value Fund, Turner Small Cap Value Opportunities Fund, Turner Technology Fund, Turner Concentrated Growth Fund, Turner New Enterprise Fund, Turner Financial Services Fund, Turner Healthcare & Biotechnology Fund, Turner Tax Managed U.S. Equity Fund, Turner Strategic Value and High Income Fund, Turner Core Fixed Income Fund, Turner Total Return Fixed Income Fund, Turner High Yield Fund, Turner Ultra Short Duration Fixed Income Fund and Turner Short Duration Fixed Income Fund and the statements of assets and liabilities, including the schedule of investments, of Turner Large Cap Growth Opportunities Fund and Turner Small Cap Equity Fund, (collectively, the "Turner Funds") as of September 30, 2003, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented therein, except for the financial statements and financial highlights for the periods ending prior to October 31, 2001 for the Turner Financial Services Fund and the financial highlights for the years ended September 30, 2001 and September 30, 2000 for the Turner Large Cap Growth Opportunities Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the periods ending prior to October 31, 2001 for the Turner Financial Services Fund and the financial highlights for the years ended September 30, 2001 and September 30, 2000 for the Turner Large Cap Growth Opportunities Fund were audited by other auditors whose reports dated June 14, 2001 and November 13, 2001, respectively, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Turner Funds at September 30, 2003, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented therein, except for the financial statements and financial highlights for the periods ending prior to October 31, 2001 for the Turner Financial Services Fund and the financial highlights for the years ended September 30, 2001 and September 30, 2000 for the Turner Large Cap Growth Opportunities Fund which were audited by other auditors, in conformity with accounting principles generally accepted in the United States.

/S/ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 13, 2003




                                           TURNER FUNDS 2003 ANNUAL REPORT   141

NOTICE TO SHAREHOLDERS                                               (Unaudited)



For shareholders that do not have a September 30, 2003 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2003 year end, please consult your tax advisor as to the pertinance of this notice. For the fiscal year ended September 30, 2003, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                          DIVIDENDS
                                LONG          LONG                                                       QUALIFYING
                                TERM          TERM                                                         FOR
                             (20% RATE)    (15% RATE)    QUALIFIED                                        CORPORATE
                               CAPITAL       CAPITAL      5-YEAR        ORDINARY     TAX-                 DIVIDENDS   QUALIFYING
                                GAIN          GAIN         GAIN          INCOME     EXEMPT      TOTAL     RECEIVABLE   DIVIDENDS
                             DISTRIBUTION  DISTRIBUTION DISTRIBUTION DISTRIBUTIONS INTEREST DISTRIBUTIONS DEDUCTION(1) INCOME(2)
                             ------------  ------------ ------------ ------------- -------- ------------- ------------ ---------
Disciplined Large Cap
   Growth Fund                     0.00%        0.00%        0.00%       100.00%     0.00%      100.00%    100.00%     19.60%
Large Cap Growth
   Opportunities Fund              0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Midcap Growth Fund                 0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Small Cap Growth Fund              0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Micro Cap Growth Fund              0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Large Cap Value Fund               0.00%        0.00%        0.00%       100.00%     0.00%      100.00%     99.83%     68.95%
Core Value Fund                    0.00%        0.00%        0.00%       100.00%     0.00%      100.00%     83.43%     69.67%
Small Cap Value Fund               0.00%        0.00%        0.00%       100.00%     0.00%      100.00%    100.00%     58.86%
Small Cap Value
   Opportunities Fund              0.00%        0.00%        0.00%       100.00%     0.00%      100.00%      9.28%      3.77%
Small Cap Equity Fund              0.00%        0.00%        0.00%       100.00%     0.00%      100.00%     14.37%      7.29%
Technology Fund                    0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Concentrated Growth Fund           0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
New Enterprise Fund Fund           0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Financial Services Fund          100.00%        0.00%        0.00%         0.00%     0.00%      100.00%      0.00%      0.00%
Healthcare &
   Biotechnology Fund              0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Tax Managed U.S.
   Equity Fund                     0.00%        0.00%        0.00%         0.00%     0.00%        0.00%      0.00%      0.00%
Strategic Value and
   High Income Fund                0.00%        0.00%        0.00%       100.00%     0.00%      100.00%      0.00%      0.00%
Core Fixed Income Fund             4.24%        0.00%        1.01%        94.75%     0.00%      100.00%      0.00%      0.00%
Total Return Fixed
   Income Fund                    48.01%        0.00%        0.00%        51.99%     0.00%      100.00%      0.00%      0.00%
High Yield Fund                    0.00%        0.00%        0.00%       100.00%     0.00%      100.00%      0.00%      0.00%
Ultra Short Duration
   Fixed Income Fund               4.36%        0.00%        0.00%        95.64%     0.00%      100.00%      0.00%      0.00%
Short Duration
   Fixed Income Fund               6.21%        0.00%        0.00%        93.79%     0.00%      100.00%      0.00%      0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and
    Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distribuions".
    It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

142  TURNER FUNDS 2003 ANNUAL REPORT

TRUSTEES AND OFFICERS OF THE TRUST                                   (Unaudited)


                                        TERM OF
                                         OFFICE                                                    NUMBER OF
                                          AND                                                    PORTFOLIOS IN
                           POSITION      LENGTH                                                    COMPLEX             OTHER
                           HELD WITH    OF TIME               PRINCIPAL OCCUPATION(S)              OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE FUND      SERVED                  DURING PAST 5 YEARS              BY TRUSTEE            HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE*
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner             Trustee      Trustee      Chairman and Chief Investment Officer -        22        ACP Funds,
1205 Westlakes Drive                      since 1996   Growth Equities of Turner since 1990.                     Bradley University,
Suite 100                                                                                                        Episcopal Academy,
Berwyn, PA 19312                                                                                                 Westlakes
(47)                                                                                                             Institutional
                                                                                                                 Portfolios
------------------------------------------------------------------------------------------------------------------------------------
*Mr. Turner is deemed to be an "Interested Trustee" by virtue of his relationship with Turner Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Alfred C. Salvato            Trustee      Trustee      Treasurer, Thomas Jefferson University         22        Alpha Select
13 Fountain Court                         since 1996   Health Care Pension Fund since 1995, and                  Funds
Cherry Hill, NJ 08034                                  Assistant Treasurer, 1988-1995.
(45)
------------------------------------------------------------------------------------------------------------------------------------
Janet F. Sansone             Trustee      Trustee      Self-employed. Consultant since 1999.          22        N/A
1023 North Pitt Street                    since 1997   Senior Vice President of Human Resources
Alexandria, VA 22314-1525                              of Frontier Corporation (telecommunica-
(58)                                                   tions company), (1993-1999).
------------------------------------------------------------------------------------------------------------------------------------
Dr. John T. Wholihan         Trustee      Trustee      Professor and Dean, Loyola Marymount           22        TDK Mediactive
1 LMU Boulevard                           since 1996   University, since 1984. Director, TDK
Los Angeles, CA 90045-8395                             Mediactive.
(65)
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley           President    President    Chief Executive Officer of Turner,             N/A       N/A
1205 Westlakes Drive         and Chief    and Chief    President of Turner, Chief Operating
Suite 100                    Executive    Executive    Officer of Turner, 1990-2001, TID Director.
Berwyn, PA 19312             Officer      Officer
(40)                                      since 1997
------------------------------------------------------------------------------------------------------------------------------------
John H. Grady, Jr.           Executive    Vice         Chief Legal Officer of Turner since            N/A       N/A
1205 Westlakes Drive         Vice         President    February 2001, Chief Operating Officer
Suite 100                    President &  &            and General Counsel from February 2001
Berwyn, PA 19312             Secretary    Secretary    to August 2003. TID President and Chief
(42)                                      since 2001   Operating Officer since September 2001.
                                                       Partner, Morgan, Lewis & Bockius LLP
                                                       (October 1995-January 2001).
------------------------------------------------------------------------------------------------------------------------------------
Brian M. Ferko               Vice         Vice         TID Vice President, Director of Mutual         N/A       N/A
1205 Westlakes Drive         President &  President &  Fund Administration and Operations for
Suite 100                    Assistant    Assistant    the Turner Funds since 1997. Relationship
Berwyn, PA 19312             Secretary    Secretary    Manager, SEI Investments (1995-1997).
(32)                                      since 2000
------------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman            Vice         Vice         Vice President and Assistant Secretary of      N/A       N/A
SEI Investments,             President    President    SEI Investments since 1995. Previously,
One Freedom                  and          and          Associate, Dewey Ballantine, 1994-1995.
Valley Drive                 Assistant    Assistant    Associate, Winston and Strawn, 1991-1994.
Oaks, PA 19456               Secretary    Secretary
(36)                                      since 1996
------------------------------------------------------------------------------------------------------------------------------------
Peter Golden                 Controller   Controller   Director of Fund Accounting of SEI             N/A       N/A
SEI Investments,             and Chief    and Chief    Investments since June 2001. Previously,
One Freedom                  Financial    Financial    Vice President of Fund Administration, J.P.
Valley Drive                 Officer      Officer      Morgan Chase & Co., March 2000 to April
Oaks, PA 19456                            since 2001   2001; Vice President, Fund and Pension
(39)                                                   Accounting, Chase Manhattan Bank, June
                                                       1997 to March 2000.
------------------------------------------------------------------------------------------------------------------------------------


                                           TURNER FUNDS 2003 ANNUAL REPORT   143


                                        TERM OF
                                         OFFICE                                                    NUMBER OF
                                          AND                                                    PORTFOLIOS IN
                           POSITION      LENGTH                                                    COMPLEX             OTHER
                           HELD WITH    OF TIME               PRINCIPAL OCCUPATION(S)              OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS, AND AGE     THE FUND      SERVED                  DURING PAST 5 YEARS              BY TRUSTEE            HELD
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis             Vice         Vice         Vice President and Assistant Secretary of SEI  N/A       N/A
SEI Investments,             President    President    Investments since 1998. Assistant General
One Freedom                  and          and          Counsel and Director of Arbitration,
Valley Drive                 Assistant    Assistant    Philadelphia Stock Exchange, 1989-1998.
Oaks, PA 19456               Secretary    Secretary
(39)                                      since 1999
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.      Vice         Vice         Vice President and Assistant Secretary of SEI  N/A       N/A
SEI Investments,             President    President    Investments since August 2000. Vice
One Freedom                  and          and          President, Merrill Lynch & Co. Asset
Valley Drive                 Assistant    Assistant    Management Group (1998-2000). Associate at
Oaks, PA 19456               Secretary    Secretary    Pepper Hamilton LLP (1997-1998). Associate
(35)                                      since 2000   at Reboul, MacMurray, Hewitt, Maynard &
                                                       Kristol (1994-1997).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto             Vice         Vice         Vice President and Assistant Secretary of SEI  N/A       N/A
SEI Investments,             President    President    Investments since December 1999. Associate
One Freedom                  and          and          at Dechert Price & Rhoads (1997-1999).
Valley Drive                 Assistant    Assistant    Associate at Richter, Miller & Finn
Oaks, PA 19456               Secretary    Secretary    (1994-1997).
(35)                                      since 2000
------------------------------------------------------------------------------------------------------------------------------------
Christine M. McCullough      Vice         Vice         Vice President and Assistant Secretary of SEI  N/A       N/A
SEI Investments,             President    President    Investments since December 1999. Associate
One Freedom                  and          and          at White and Williams LLP (1991-1999).
Valley Drive                 Assistant    Assistant    Associate at Montgomery, McCracken, Walker
Oaks, PA 19456               Secretary    Secretary    & Rhoads (1990-1991).
(42)                                      since 2000
------------------------------------------------------------------------------------------------------------------------------------
Brian McNally                Vice         Vice         Deputy General Counsel for Turner since        N/A       N/A
1205 Westlakes Drive         President    President    2002. Previously Assistant General Counsel
Suite 100                                 since 2002   with Bank of America (September 1997-
Berwyn, PA 19312                                       July 2002).
(45)
------------------------------------------------------------------------------------------------------------------------------------
John Canning                 Vice         Vice         Assistant Director of Mutual Fund              N/A       N/A
1205 Westlakes Drive         President    President    Administration and Operations since 2000.
Suite 100                                 since 2002   Previously Implementations Analyst with
Berwyn, PA 19312                                       SEI Investments (December 1998-
(32)                                                   December 2000). Transfer Agent Manager
                                                       with Pilgrim Baxter and Associates
                                                       (February 1998-December 1998).
                                                       Account Director with SEI Investments
                                                       (July 1993-February 1998).
------------------------------------------------------------------------------------------------------------------------------------
Antoinette Robbins           Vice         Vice         Director of Compliance for Turner since        N/A       N/A
1205 Westlakes Drive         President    President    2002. Previously Senior Gift Planning Officer
Suite 100                                 since 2002   with American Civil Liberties Union (May
Berwyn, PA 19312                                       2001-August 2001). Assistant Vice President,
(40)                                                   Consultants, Inc. (March 1996-May 2001).
------------------------------------------------------------------------------------------------------------------------------------


144  TURNER FUNDS 2003 ANNUAL REPORT

TURNER FUNDS


TURNER FUNDS TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Consultant

ROBERT E. TURNER
Chairman and Chief Investment Officer -
   Growth Equities
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean, College of Business
Loyola Marymount University


INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT, LLC
Berwyn, Pennsylvania

DISTRIBUTOR
TURNER INVESTMENT DISTRIBUTORS, INC.
Berwyn, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
Philadelphia, Pennsylvania

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

TURNER
FUNDS

TURNER FUNDS
P.O. Box 219805
Kansas City, MO 64121-9805
Telephone: 1-800-224-6312
Email:# mutualfunds@turnerinvestments.com
Web Site: www.turnerinvestments.com

TUR-AR-001-0300

Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

Item 3.    Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Turner Funds


By (Signature and Title)*                 /s/  Stephen J. Kneeley
                                          -------------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 11/20/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/  Stephen J. Kneeley
                                          -------------------------------------
                                          Stephen J. Kneeley, President and CEO

Date 11/20/03


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------------------------
                                          Peter J. Golden, Controller and CFO

Date 11/20/03
* Print the name and title of each signing officer under his or her signature.